UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments.

SEASONS SERIES TRUST

MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2010

(unaudited)

Security Description	Shares/ Principal Amount(22)	Value (Note 1)
COMMON STOCK — 68.6%
Advanced Materials — 0.6%
Hexcel Corp.†	30,525	$473,443
Aerospace/Defense — 0.0%
The Boeing Co.	185	11,609
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	900	59,625
United Technologies Corp.	1,535	99,637
		159,262
Agricultural Chemicals — 0.4%
Monsanto Co.	2,884	133,299
Potash Corp. of Saskatchewan, Inc.	1,555	134,103
Syngenta AG(1)	119	27,479
		294,881
Apparel Manufacturers — 0.3%
Coach, Inc.	1,430	52,266
Jones Apparel Group, Inc.	12,400	196,540
		248,806
Applications Software — 0.8%
Microsoft Corp.	7,111	163,624
Nuance Communications, Inc.†	28,000	418,600
Salesforce.com, Inc.†	615	52,779
		635,003
Auto-Cars/Light Trucks — 0.9%
Ford Motor Co.†	69,380	699,350
Auto/Truck Parts & Equipment-Original — 0.7%
Lear Corp.†	4,200	278,040
Titan International, Inc.	30,952	308,591
		586,631
Banks-Commercial — 1.4%
Lloyds Banking Group PLC†(1)	14,131	11,338
Regions Financial Corp.	9,489	62,438
Signature Bank†	12,175	462,772
Standard Chartered PLC(1)	24,103	585,122
		1,121,670
Banks-Fiduciary — 0.2%
State Street Corp.	3,178	107,480
The Bank of New York Mellon Corp.	1,444	35,652
		143,132
Banks-Super Regional — 0.7%
Capital One Financial Corp.	2,828	113,968
Fifth Third Bancorp	7,569	93,023
PNC Financial Services Group, Inc.	2,206	124,639
SunTrust Banks, Inc.	2,344	54,615
US Bancorp	3,553	79,410
Wells Fargo & Co.	4,978	127,437
		593,092
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	1,350	82,282
The Coca-Cola Co.	2,316	116,078
		198,360
Brewery — 1.8%
Anheuser-Busch InBev NV(1)	30,662	1,472,818
Broadcast Services/Program — 0.9%
DG FastChannel, Inc.†	9,800	319,284
Liberty Media-Starz, Series A†	7,159	371,123
		690,407
Casino Hotels — 0.2%
Boyd Gaming Corp.†	2,258	19,170
MGM Resorts International†	2,200	21,208
Wynn Resorts, Ltd.	1,617	123,329
		163,707
Casino Services — 0.1%
International Game Technology	3,774	59,252
Cellular Telecom — 0.6%
MetroPCS Communications, Inc.†	14,700	120,393
Syniverse Holdings, Inc.†	17,389	355,605
		475,998
Chemicals-Diversified — 0.6%
Celanese Corp., Series A	2,253	56,122
E.I. du Pont de Nemours & Co.	1,652	57,143
Israel Chemicals, Ltd.(1)	28,963	302,038
The Dow Chemical Co.	4,156	98,580
		513,883
Chemicals-Specialty — 0.1%
Albemarle Corp.	1,200	47,652
Circuit Boards — 0.5%
Multi-Fineline Electronix, Inc.†	16,246	405,500
Coal — 0.3%
Alpha Natural Resources, Inc.†	7,632	258,496
Commercial Services — 0.4%
Quanta Services, Inc.†	16,303	336,657
Commercial Services-Finance — 0.4%
Global Payments, Inc.	7,311	267,144
Mastercard, Inc., Class A	195	38,908
		306,052
Computers — 8.8%
Apple, Inc.†	21,272	5,350,546
Dell, Inc.†	8,238	99,350
Hewlett-Packard Co.	3,455	149,533
Research In Motion, Ltd.†	30,205	1,487,898
		7,087,327
Computers-Memory Devices — 0.1%
EMC Corp.†	4,707	86,138
Consulting Services — 0.3%
FTI Consulting, Inc.†	6,029	262,804
Consumer Products-Misc. — 0.2%
Jarden Corp.	7,100	190,777
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	566	44,578
The Procter & Gamble Co.	2,699	161,886
		206,464
Cruise Lines — 0.2%
Carnival Corp.	3,369	101,879
Royal Caribbean Cruises, Ltd.†	1,156	26,322
		128,201
Diversified Banking Institutions — 4.3%
Bank of America Corp.	112,370	1,614,757
JPMorgan Chase & Co.	28,745	1,052,354

1

Morgan Stanley	4,524	105,002
The Goldman Sachs Group, Inc.	5,398	708,596
		3,480,709
Diversified Manufacturing Operations — 0.5%
Eaton Corp.	1,068	69,890
General Electric Co.	8,141	117,393
Honeywell International, Inc.	2,321	90,589
Parker Hannifin Corp.	1,943	107,759
		385,631
Diversified Minerals — 0.2%
Vale SA ADR	7,597	184,987
E-Commerce/Products — 0.4%
Amazon.com, Inc.†	100	10,926
MercadoLibre, Inc.†	5,700	299,535
		310,461
E-Commerce/Services — 0.1%
United Online, Inc.	11,309	65,140
Electric Products-Misc. — 0.7%
AMETEK, Inc.	6,100	244,915
Emerson Electric Co.	1,277	55,792
LG Electronics, Inc.(1)	3,668	280,103
		580,810
Electric-Integrated — 0.1%
Dominion Resources, Inc.	1,350	52,299
NextEra Energy, Inc.	670	32,669
Progress Energy, Inc.	865	33,925
		118,893
Electronic Components-Misc. — 0.8%
Tyco Electronics, Ltd.	24,425	619,906
Electronic Components-Semiconductors — 1.3%
Avago Technologies, Ltd.†	21,512	453,042
Broadcom Corp., Class A	1,551	51,136
Intel Corp.	6,615	128,662
Micron Technology, Inc.†	9,259	78,609
QLogic Corp.†	14,903	247,688
Texas Instruments, Inc.	2,224	51,775
		1,010,912
Electronic Connectors — 0.4%
Amphenol Corp., Class A	8,345	327,792
Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,260	112,592
Electronic Measurement Instruments — 0.3%
Itron, Inc.†	4,500	278,190
Enterprise Software/Service — 2.4%
Oracle Corp.	90,103	1,933,610
Entertainment Software — 0.1%
Activision Blizzard, Inc.	10,160	106,578
Environmental Consulting & Engineering — 0.4%
Tetra Tech, Inc.†	14,859	291,385
Finance-Investment Banker/Broker — 0.8%
The Charles Schwab Corp.	43,926	622,871
Finance-Other Services — 0.9%
CME Group, Inc.	2,645	744,700
Food-Misc. — 0.1%
Kellogg Co.	777	39,083
Kraft Foods, Inc., Class A	2,128	59,584
		98,667
Footwear & Related Apparel — 0.4%
Iconix Brand Group, Inc.†	23,930	343,874
Hotels/Motels — 0.4%
Hyatt Hotels Corp., Class A†	687	25,481
Marriott International, Inc., Class A	5,456	163,353
Starwood Hotels & Resorts Worldwide, Inc.	2,310	95,703
		284,537
Human Resources — 0.3%
Monster Worldwide, Inc.†	19,012	221,490
Identification Systems — 0.3%
Cogent, Inc.†	24,270	218,673
Independent Power Producers — 0.0%
Mirant Corp.†	24	253
Industrial Audio & Video Products — 0.0%
Dolby Laboratories, Inc., Class A†	490	30,718
Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	1,448	77,699
Prudential PLC(1)	79,976	599,429
		677,128
Insurance-Multi-line — 0.8%
ACE, Ltd.	9,830	506,048
MetLife, Inc.	2,689	101,537
		607,585
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	4,743	288,232
Franklin Resources, Inc.	680	58,609
T. Rowe Price Group, Inc.	1,910	84,785
		431,626
Leisure Products — 0.4%
WMS Industries, Inc.†	7,671	301,087
Machinery-Construction & Mining — 0.2%
Terex Corp.†	9,900	185,526
Medical Instruments — 0.9%
AGA Medical Holdings, Inc.†	15,600	197,964
NuVasive, Inc.†	8,481	300,736
St. Jude Medical, Inc.†	962	34,719
Volcano Corp.†	10,000	218,200
		751,619
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	767	38,174
Medical Products — 0.6%
Baxter International, Inc.	670	27,229
Johnson & Johnson	2,708	159,934
PSS World Medical, Inc.†	15,800	334,170
		521,333

2

Medical-Biomedical/Gene — 5.1%
Amgen, Inc.†	2,706	142,336
Celgene Corp.†	36,125	1,835,872
Gilead Sciences, Inc.†	46,928	1,608,692
Human Genome Sciences, Inc.†	2,482	56,242
Martek Biosciences Corp.†	18,798	445,701
Myriad Genetics, Inc.†	972	14,531
Vertex Pharmaceuticals, Inc.†	757	24,905
		4,128,279
Medical-Drugs — 0.5%
Abbott Laboratories	2,406	112,553
Merck & Co., Inc.	3,763	131,592
Pfizer, Inc.	9,709	138,450
		382,595
Medical-Generic Drugs — 0.4%
Mylan, Inc.†	17,716	301,881
Medical-HMO — 0.3%
Centene Corp.†	11,112	238,908
Medical-Nursing Homes — 0.3%
Sun Healthcare Group, Inc.†	31,410	253,793
Metal Processors & Fabrication — 0.8%
Precision Castparts Corp.	6,371	655,703
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,369	80,949
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	300	8,565
Multimedia — 1.4%
News Corp., Class A	78,870	943,285
The Walt Disney Co.	3,202	100,863
Time Warner, Inc.	2,514	72,680
		1,116,828
Networking Products — 0.3%
Cisco Systems, Inc.†	11,821	251,905
Oil Companies-Exploration & Production — 1.5%
Apache Corp.	1,053	88,652
Brigham Exploration Co.†	16,220	249,464
Cabot Oil & Gas Corp.	7,100	222,372
Concho Resources, Inc.†	4,970	274,990
Continental Resources, Inc.†	1,068	47,654
Devon Energy Corp.	962	58,605
EOG Resources, Inc.	779	76,630
Occidental Petroleum Corp.	1,156	89,185
Petrohawk Energy Corp.†	1,079	18,311
Range Resources Corp.	583	23,408
Southwestern Energy Co.†	1,166	45,054
		1,194,325
Oil Companies-Integrated — 1.9%
BG Group PLC(1)	19,724	291,976
BP PLC ADR	490	14,151
CB Simmons Co.†(2)(3)	1,000	0
Chevron Corp.	1,739	118,009
Exxon Mobil Corp.	2,873	163,962
Hess Corp.	2,601	130,934
Marathon Oil Corp.	485	15,079
Petroleo Brasileiro SA ADR	19,670	675,075
Suncor Energy, Inc.	3,478	102,392
		1,511,578
Oil-Field Services — 0.3%
Schlumberger, Ltd.	2,884	159,601
Smith International, Inc.	1,933	72,777
Weatherford International, Ltd.†	2,869	37,699
		270,077
Optical Supplies — 1.1%
Alcon, Inc.	6,125	907,664
Pharmacy Services — 0.7%
Express Scripts, Inc.†	3,866	181,779
Medco Health Solutions, Inc.†	1,469	80,913
Omnicare, Inc.	11,487	272,242
		534,934
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	5,847	78,818
Real Estate Operations & Development — 0.4%
Hang Lung Properties, Ltd.(1)	74,000	285,234
Retail-Apparel/Shoe — 2.1%
Abercrombie & Fitch Co., Class A	6,700	205,623
Gymboree Corp.†	7,636	326,134
Hot Topic, Inc.	49,884	253,411
Limited Brands, Inc.	31,065	685,604
The Finish Line, Inc., Class A	14,800	206,164
		1,676,936
Retail-Building Products — 0.0%
Home Depot, Inc.	1,183	33,207
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,000	67,720
Retail-Discount — 0.2%
Target Corp.	3,167	155,721
Wal-Mart Stores, Inc.	939	45,138
		200,859
Retail-Drug Store — 0.6%
CVS Caremark Corp.	15,689	460,001
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	2,502	53,743
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	1,412	67,070
Macy’s, Inc.	1,350	24,165
		91,235
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	1,156	44,911
Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	4,901	121,986
Satellite Telecom — 0.5%
GeoEye, Inc.†	13,362	416,093
Semiconductor Equipment — 0.4%
Veeco Instruments, Inc.†	8,514	291,860
Soap & Cleaning Preparation — 0.5%
Reckitt Benckiser Group PLC(1)	8,556	395,772

3

Software Tools — 0.1%
VMware, Inc. Class A†	1,943	121,612
Steel-Producers — 0.1%
United States Steel Corp.	1,957	75,442
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	2,055	33,188
Telecom Services — 0.1%
Premiere Global Services, Inc.†	7,250	45,965
Telephone-Integrated — 0.2%
AT&T, Inc.	3,707	89,672
Verizon Communications, Inc.	1,933	54,163
		143,835
Tobacco — 0.0%
Altria Group, Inc.	1,729	34,649
Transport-Rail — 0.2%
Union Pacific Corp.	2,523	175,374
Transport-Services — 0.6%
United Parcel Service, Inc., Class B	8,870	504,614
Transport-Truck — 0.4%
Knight Transportation, Inc.	17,432	352,824
Vitamins & Nutrition Products — 0.8%
Mead Johnson Nutrition Co.	12,345	618,731
Web Hosting/Design — 0.4%
Equinix, Inc.†	3,744	304,088
Web Portals/ISP — 2.5%
Google, Inc., Class A†	3,024	1,345,529
Yahoo!, Inc.†	47,915	662,664
		2,008,193
Wireless Equipment — 1.4%
Crown Castle International Corp.†	22,920	853,999
QUALCOMM, Inc.	3,251	106,763
RF Micro Devices, Inc.†	51,291	200,548
		1,161,310
Total Common Stock (cost $51,992,341)		55,381,013
PREFERRED STOCK — 0.1%
Banks-Super Regional — 0.0%
US Bancorp 7.19%(4)	17	12,463
Wachovia Capital Trust IX 6.38%	650	14,957
		27,420
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*	10	7,773
HSBC Holdings PLC 8.00%	360	9,054
		16,827
Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(16)	536	13,507
Finance-Investment Banker/Broker — 0.0%
JPMorgan Chase Capital XXIX 6.70%	720	17,071
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.†	300	102
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(5)	1,600	32,000
Total Preferred Stock (cost $119,504)		106,927
ASSET BACKED SECURITIES — 4.7%
Diversified Financial Services — 4.7%
AmeriCredit Automobile Receivables Trust,
Series 2010-A, Class A3
3.51% due 07/06/17	$80,000	81,122
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	20,000	20,227
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	12,411	12,419
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	20,000	20,785
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	9,688	9,748
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	100,000	106,932
Bank of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(6)(7)	53,599	55,678
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW17, Class AM 5.92% due 06/11/50(6)(7)	250,000	215,918

4

Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(6)	75,000	73,483
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.35% due 04/15/12(5)	540	540
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.36% due 12/15/12(5)	40,580	40,369
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.38% due 05/15/13(5)	26,907	26,725
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	1,081	1,084
Citigroup Commercial Mtg. Trust, Series 2007-C6, Class AM 5.89% due 12/10/49(6)(7)	100,000	85,381
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(5)(8)	76,634	51,022
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(6)(7)	50,000	53,162
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(8)	44,674	39,012
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(8)	27,525	24,629
Credit Suisse First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(6)	50,000	50,903
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(6)	50,000	52,163
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 2.26% due 05/25/35(7)(8)	86,529	73,274
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class A4 5.24% due 11/10/45(6)(7)	105,000	110,538
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.65% due 03/06/20*(5)(6)	45,000	37,632
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(6)(7)	150,000	158,223
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(6)(7)	150,000	154,337
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 3.54% due 04/25/35(7)(8)	29,122	22,665
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.03% due 01/25/36(7)(8)	51,640	42,654
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.80% due 03/25/37(7)(8)	21,075	15,918
Impac CMB Trust, Series 2005-4, Class 1A1A 0.89% due 06/25/35(5)(8)	42,784	31,387
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(6)	81,426	81,410
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(6)	10,000	9,987
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.87% due 04/15/45(6)(7)	160,000	170,505
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(6)	144,338	148,207
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(6)(7)	100,000	107,388
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1
3.06% due 12/25/34(7)(8)	43,507	42,309
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(6)(7)	175,000	183,209
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(6)(7)	150,000	157,760
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(6)	155,000	163,066
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/43(6)(7)	100,000	108,338
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(6)	40,398	41,730
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(6)	41,608	43,522
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(8)	47,846	37,435
MortgageIT Trust, Series 2005-4, Class A1 0.63% due 10/25/35(5)(8)	108,205	77,185
Residential Asset Securities Corp., Series 2006-EMX3, Class A2 0.53% due 04/25/36(5)	74,503	52,210

5

Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33(7)	101,378	100,898
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.51% due 02/20/47(7)(8)	89,522	69,818
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 2.64% due 04/25/45(7)(8)	71,596	65,891
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	200,000	207,528
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 2.88% due 03/25/35(7)(8)	89,355	80,419
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 2.90% due 01/25/35(7)(8)	111,305	106,199
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.43% due 10/25/36(7)(8)	49,932	40,342
Total Asset Backed Securities (cost $3,647,821)		3,763,286
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(2)(3)(9)(10)(11)(12) (cost $5,000)	5,000	4,000
U.S. CORPORATE BONDS & NOTES — 9.4%
Advertising Agencies — 0.1%
The Interpublic Group of Cos., Inc. Notes 6.25% due 11/15/14	71,000	71,355
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	10,000	11,025
		82,380
Advertising Services — 0.0%
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(4)	5,000	5,106
Aerospace/Defense — 0.0%
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	4,000	3,920
Agricultural Chemicals — 0.0%
CF Industries, Inc. Senior Notes 7.13% due 05/01/20	5,000	5,125
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	80,000	86,812
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	28,045	28,031
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	9,903	9,869
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	19,826	18,389
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	25,000	26,500
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	7,000	7,350
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	49,760	52,507
United AirLines, Inc. Pass Through Certs.
Series 2009-2, Class A 9.75% due 01/15/17	5,000	5,350
		147,996
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Notes 7.45% due 07/16/31	10,000	9,025
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	10,000	10,150
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Senior Notes 8.50% due 05/01/18*	5,000	5,037
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	5,000	5,013
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	10,000	10,050
		20,100
Banks-Commercial — 0.2%
Branch Banking & Trust Co. Sub. Notes 0.78% due 05/23/17(5)	7,000	6,409
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	1,695	1,623

6

CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	2,544	2,398
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	17,544	16,184
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	4,240	3,869
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	7,937	7,143
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	70,000	73,043
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,415
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	6,000	5,962
US Bank NA Sub. Notes 3.78% due 04/29/20(5)	5,000	5,077
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	10,000	10,897
		137,020
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Ltd. Guar. Notes 1.54% due 06/01/77(5)	21,000	15,024
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	45,000	46,082
		61,106
Banks-Money Center — 0.1%
Chase Capital III Ltd. Guar. Notes 1.09% due 03/01/27(5)	10,000	7,555
NB Capital Trust IV Bank Guar. Notes 8.25% due 04/15/27	20,000	19,500
		27,055
Banks-Mortgage — 0.0%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	10,000	10,100
Banks-Super Regional — 0.5%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	75,000	68,575
BAC Capital Trust XIII Ltd. Guar. Notes 0.94% due 03/15/12(5)(13)	27,000	15,961
BAC Capital Trust XV Ltd. Guar. Notes 1.34% due 06/01/56(5)	5,000	3,261
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	15,000	15,872
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	11,000	11,978
PNC Funding Corp. Bank Guar. Notes 5.25% due 11/15/15	50,000	53,228
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(5)(13)	10,000	7,335
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	5,000	5,086
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	1,000	927
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/15/11(5)(13)	5,000	3,975
Wachovia Corp.
Notes 5.75% due 02/01/18	115,000	125,988
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	25,000	27,330
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(5)(13)	5,000	5,150
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	11,000	11,994
		356,660
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	10,000	10,137
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15*	25,000	25,588
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	57,000	69,185
		94,773
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	2,000	1,405
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	35,000	35,884

7

Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/20	5,000	5,197
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/40	5,000	5,343
Liberty Media LLC Debentures 8.25% due 02/01/30	10,000	9,200
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	2,000	2,010
Turner Broadcasting, Inc. Senior Notes 8.38% due 07/01/13	30,000	35,062
		94,101
Building Products-Wood — 0.0%
Masco Corp. Bonds 6.50% due 08/15/32	5,000	4,227
Masco Corp. Senior Notes 7.13% due 03/15/20	8,000	7,768
		11,995
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	5,000	4,750
Cable/Satellite TV — 0.5%
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	75,000	86,848
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	4,000	4,397
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	30,000	33,114
COX Communications, Inc. Notes 7.13% due 10/01/12	5,000	5,556
COX Communications, Inc. Bonds 8.38% due 03/01/39*	35,000	47,577
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	25,000	25,281
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	5,000	5,256
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	50,000	54,619
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	5,000	5,175
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	5,000	5,431
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	33,000	36,232
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	50,000	58,050
		367,536
Capacitors — 0.0%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	5,000	4,975
Casino Hotels — 0.0%
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	5,000	5,262
MGM Resorts International Senior Sec. Notes 11.13% due 11/15/17	5,000	5,512
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	4,988
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 1st Mtg. Notes 6.63% due 12/01/14	5,000	5,013
		20,775
Cellular Telecom — 0.3%
AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	70,000	73,196
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	55,000	61,663
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	40,000	52,006
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	10,000	10,200
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	4,000	4,180
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	5,000	5,150

8

Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	3,000	2,850
		209,245
Chemicals-Diversified — 0.0%
LBI Escrow Corp. Senior Sec. Notes 8.00% due 11/01/17*	5,000	5,150
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	7,000	6,615
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	6,000	5,160
		16,925
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	5,000	4,513
Chemicals-Specialty — 0.0%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	23,000	24,184
Coal — 0.0%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	5,000	5,212
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	5,000	5,213
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	3,000	3,015
		13,440
Commercial Services — 0.0%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	5,000	4,513
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	6,000	6,278
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,263
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	10,000	10,162
Unisys Corp. Senior Sec. Notes 12.75% due 10/15/14*	15,000	16,762
		38,465
Computers — 0.0%
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	10,000	11,514
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	9,000	9,780
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	5,000	5,050
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	10,000	10,100
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	5,000	5,200
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	2,000	1,820
Owens-Brockway Glass Container, Inc.
Company Guar. Notes 7.38% due 05/15/16	10,000	10,425
		27,545
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	5,000	5,363
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	5,000	5,125
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	5,000	3,731
Distribution/Wholesale — 0.0%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	5,000	4,850
Diversified Banking Institutions — 1.0%
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/31	10,000	9,225
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	40,000	40,828

9

Bank of America Corp. Senior Notes 6.00% due 09/01/17	25,000	26,308
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	2,000	2,116
Bank of America Corp. Senior Notes 7.38% due 05/15/14	20,000	22,415
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(5)(13)	14,000	13,523
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	5,000	5,001
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	45,000	46,907
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	18,000	17,722
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	13,000	13,611
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	20,000	18,815
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	5,000	5,246
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	5,000	4,472
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	10,000	10,622
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	20,000	21,304
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	30,000	35,764
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	5,000	5,062
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(5)	14,000	14,194
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	45,000	48,021
JP Morgan Chase & Co. Jr. Sub Notes 7.90% due 04/30/18(5)(13)	5,000	5,154
Morgan Stanley Sub. Notes 4.75% due 04/01/14	50,000	50,086
Morgan Stanley Senior Notes 5.63% due 09/23/19	8,000	7,739
Morgan Stanley Senior Notes 5.75% due 08/31/12	105,000	110,033
Morgan Stanley Senior Notes 6.00% due 04/28/15	29,000	30,307
The Goldman Sachs Group, Inc. Senior Notes 4.75% due 07/15/13	6,000	6,264
The Goldman Sachs Group, Inc. Senior Notes 5.25% due 04/01/13	5,000	5,262
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	45,000	47,405
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	50,000	47,190
The Goldman Sachs Group, Inc. Senior Notes
6.00% due 05/01/14	10,000	10,747
The Goldman Sachs Group, Inc. Senior Notes
6.25% due 09/01/17	30,000	31,753
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	15,000	14,331
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	41,000	40,194
		767,620
Diversified Financial Services — 0.3%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12†(11)(14)	25,000	8,074
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	3,753	3,847
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(5)	33,000	32,140
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	10,000	10,111
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	35,000	35,804
General Electric Capital Corp. Notes 5.63% due 05/01/18	40,000	42,509
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	12,000	11,767
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	60,000	64,567

10

General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	14,000	14,203
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	30,000	33,124
		256,146
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	6,524
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	8,000	7,280
SPX Corp. Senior Notes 7.63% due 12/15/14	5,000	5,138
		18,942
E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	5,000	5,200
Electric-Generation — 0.1%
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	13,000	12,732
Edison Mission Energy Senior Notes 7.20% due 05/15/19	10,000	6,150
The AES Corp. Senior Notes 8.00% due 10/15/17	10,000	10,100
The AES Corp. Senior Notes 8.00% due 06/01/20	20,000	20,100
The AES Corp. Senior Notes 8.88% due 02/15/11	15,000	15,337
Tri-State Generation & Transmission Association 1st Mtg. Bonds 6.00% due 06/15/40*	3,000	3,096
		67,515
Electric-Integrated — 0.2%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	7,000	7,125
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	23,000	26,682
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	25,000	28,247
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	12,000	13,134
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	5,000	6,052
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/39	5,000	5,341
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	10,000	9,300
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	4,473	4,618
Puget Sound Energy, Inc. Senior Sec. Notes 5.76% due 07/15/40	5,000	5,182
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(2)(3)	20,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series A 10.25% due 11/01/15	5,000	3,300
Union Electric Co.
Sec. Notes 6.40% due 06/15/17	60,000	68,057
		177,038
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	80,000	88,398
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	5,000	5,225
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	2,000	2,045
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	4,000	4,284
		6,329
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	5,000	5,382
Energy-Alternate Sources — 0.0%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	5,000	5,050

11

Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18*	5,000	5,050
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	10,000	10,226
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	20,000	20,797
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	4,000	3,940
SLM Corp. Senior Notes 8.00% due 03/25/20	5,000	4,391
		8,331
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/19	50,000	62,080
Discover Financial Services Senior Notes 6.45% due 06/12/17	12,000	12,110
		74,190
Finance-Investment Banker/Broker — 0.4%
JPMorgan Chase Capital XXII Company Guar. Notes 6.45% due 01/15/87	50,000	47,196
JPMorgan Chase Capital XXIII Ltd. Guar. Bonds 1.44% due 05/15/77(5)	3,000	2,195
Lazard Group LLC Senior Notes 6.85% due 06/15/17	60,000	60,762
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 5.86% due 05/31/12†(5)(11)(13)(14)	6,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(11)(14)	7,000	1,382
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(11)(14)	7,000	3
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(11)(14)	10,000	5
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	25,000	26,226
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	26,000	26,867
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 11/15/18	8,000	8,508
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	15,000	15,291
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	40,000	42,289
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	30,000	32,906
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	25,000	29,192
		292,824
Finance-Other Services — 0.1%
Cantor Fitzgerald LP Notes 6.38% due 06/26/15*	5,000	5,018
ERAC USA Finance LLC Company Guar. Notes
2.75% due 07/01/13*	15,000	15,046
ERAC USA Finance Co.
Company Guar. Notes
7.00% due 10/15/37*	25,000	27,242
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	5,000	4,732
		52,038
Firearms & Ammunition — 0.0%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	5,000	5,200
Food-Confectionery — 0.0%
WM Wrigley Jr Co. Company Guar. Notes 3.70% due 06/30/14*	5,000	5,057
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	10,000	11,075
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	50,000	54,499
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	13,000	14,538
		69,037
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	5,000	5,729

12

SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	10,000	9,900
		15,629
Forestry — 0.0%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	5,000	4,940
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	5,000	4,875
Service Corp. International Senior Notes 8.00% due 11/15/21	5,000	5,025
		9,900
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	10,000	9,400
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	25,000	27,651
Energen Corp. Notes 7.63% due 12/15/10	60,000	61,481
		89,132
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	15,000	12,487
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	5,000	5,138
Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*	5,000	5,150
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	5,000	5,000
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(2)(3)	30,000	0
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	10,000	8,800
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	5,000	4,975
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	5,000	4,950
RRI Energy, Inc. Senior Notes 7.88% due 06/15/17	5,000	4,725
		23,450
Insurance-Life/Health — 0.3%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	5,000	5,165
Lincoln National Corp. Senior Notes 6.25% due 02/15/20	30,000	32,140
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(5)	7,000	5,828
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	7,000	7,434
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	20,000	24,786
Principal Financial Group, Inc.
Senior Notes
8.88% due 05/15/19	40,000	49,046
Principal Life Income Funding Trusts
Senior Sec. Notes
0.55% due 11/08/13(5)	8,000	7,876
Protective Life Corp.
Senior Notes
8.45% due 10/15/39	18,000	19,209
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	60,000	69,477
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	20,000	20,123
		241,084
Insurance-Multi-line — 0.3%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	6,000	5,730
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	5,000	5,332
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	25,000	27,658
Hartford Financial Services Group, Inc. Senior Notes 4.00% due 03/30/15	5,000	4,909
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	25,000	24,779

13

Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	20,000	20,176
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(5)	5,000	4,537
MetLife, Inc. Senior Notes 6.75% due 06/01/16	5,000	5,657
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	10,000	10,230
Nationwide Mutual Insurance Co. Notes 9.38% due 08/05/39*	62,000	72,674
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	60,000	60,278
		241,960
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	5,000	5,199
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	7,000	6,246
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	20,000	16,400
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	70,000	60,460
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	30,000	39,918
		128,223
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	70,000	83,831
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/15/37(5)	70,000	60,900
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	34,000	34,899
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	60,000	60,640
		240,270
Insurance-Reinsurance — 0.0%
Axis Specialty Finance LLC Company Guar. Notes 5.88% due 06/01/20	2,000	1,916
Machinery-Farming — 0.0%
Case Corp. Notes 7.25% due 01/15/16	5,000	5,013
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 5.50% due 11/15/15	5,000	5,184
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	5,000	4,964
		10,148
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	5,000	5,212
Life Technologies Corp. Senior Notes 3.38% due 03/01/13	5,000	5,111
Life Technologies Corp. Senior Notes 6.00% due 03/01/20	35,000	37,902
		48,225
Medical-Drugs — 0.0%
Abbott Laboratories
Senior Notes
5.30% due 05/27/40	5,000	5,247
Schering-Plough Corp Senior Notes 6.00% due 09/15/17	7,000	8,224
Valeant Pharmaceuticals International Company Guar. Notes 8.38% due 06/15/16	5,000	5,650
		19,121
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	6,000	6,755
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	4,000	4,040
HCA, Inc. Senior Notes 7.50% due 11/15/95	5,000	3,725
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	40,000	42,400
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	5,000	4,700

14

Tenet Healthcare Corp. Senior Sec. Notes 8.88% due 07/01/19*	10,000	10,600
		65,465
Metal-Copper — 0.0%
Southern Copper Corp. Senior Notes 5.38% due 04/16/20	10,000	10,023
Multimedia — 0.5%
NBC Universal, Inc. Notes 3.65% due 04/30/15*	35,000	35,791
NBC Universal, Inc. Notes 6.40% due 04/30/40*	10,000	10,682
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	75,000	88,840
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	10,000	11,297
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	35,000	44,874
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	9,000	11,171
Time Warner, Inc. Bonds 6.63% due 05/15/29	70,000	77,040
Viacom, Inc. Senior Notes 6.13% due 10/05/17	70,000	79,495
		359,190
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	5,000	5,325
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	6,000	6,289
Non-Hazardous Waste Disposal — 0.1%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	17,000	18,233
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	5,000	5,406
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	5,000	5,125
		28,764
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 5.50% due 05/15/12	60,000	63,957
Xerox Corp. Senior Notes 5.63% due 12/15/19	10,000	10,641
Xerox Corp. Senior Notes 8.25% due 05/15/14	15,000	17,582
		92,180
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Debentures 6.20% due 03/15/40	57,000	45,097
Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	10,000	10,662
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	20,000	20,325
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	10,000	10,088
Hilcorp Energy I LP
Senior Notes
7.75% due 11/01/15*	10,000	9,850
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	14,000	12,721
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	5,000	5,119
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	5,000	4,950
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	5,000	5,044
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	14,000	17,322
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	2,000	2,427
		143,605
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 9.75% due 06/01/19	5,000	5,188
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	15,000	15,413
Valero Energy Corp. Senior Notes 6.13% due 06/15/17	5,000	5,310
		25,911

15

Oil-Field Services — 0.0%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	10,000	10,750
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/17	5,000	4,450
		15,200
Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	10,000	10,200
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	5,000	5,050
International Paper Co. Senior Notes 5.25% due 04/01/16	50,000	52,839
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	40,000	43,464
		111,553
Pharmacy Services — 0.1%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	25,000	28,305
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	8,000	7,900
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	10,000	10,275
Pipelines — 0.3%
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	5,000	4,725
El Paso Corp. Senior Notes 7.00% due 06/15/17	15,000	14,916
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	14,000	14,299
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	5,000	5,254
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	5,000	5,606
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	5,000	5,050
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	75,000	74,685
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	4,000	4,179
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	10,000	10,873
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16*	5,000	5,300
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	50,000	47,556
Rockies Express Pipeline LLC Senior Notes 6.88% due 04/15/40*	5,000	4,595
The Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	7,000	8,023
Williams Partners LP Senior Notes 3.80% due 02/15/15*	25,000	25,162
Williams Partners LP Senior Notes 7.50% due 06/15/11	13,000	13,639
		243,862
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	5,000	4,963
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	3,000	3,098
		8,061
Publishing-Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	5,000	4,650
Racetracks — 0.0%
Penn National Gaming, Inc. Notes 8.75% due 08/15/19	10,000	10,275
Real Estate Investment Trusts — 0.6%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	5,000	4,885
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	15,000	15,497
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	25,000	27,259
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17*	15,000	15,375
ERP Operating LP Notes 5.75% due 06/15/17	50,000	53,875
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	3,000	3,170

16

Health Care REIT, Inc. Senior Notes 6.13% due 04/15/20	2,000	2,069
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	5,000	4,900
Kimco Realty Corp. Notes 5.58% due 11/23/15	50,000	53,262
Liberty Property LP Senior Notes 8.50% due 08/01/10	60,000	60,194
ProLogis Senior Notes 7.38% due 10/30/19	9,000	8,814
Realty Income Corp. Senior Notes 5.75% due 01/15/21	5,000	5,101
Realty Income Corp. Senior Notes 6.75% due 08/15/19	50,000	55,181
Simon Property Group LP Notes 5.30% due 05/30/13	40,000	43,032
Simon Property Group LP Senior Notes 6.75% due 05/15/14	15,000	16,859
Simon Property Group LP Senior Notes 10.35% due 04/01/19	20,000	26,621
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	70,000	74,359
		470,453
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	30,000	30,910
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	25,000	26,073
		56,983
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(9)(14)	10,000	75
Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	5,000	4,969
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	3,000	2,918
		7,887
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	5,000	5,037
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	5,000	5,044
		10,081
Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 4.88% due 07/08/40	12,000	11,690
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	15,000	15,798
Wal-Mart Stores, Inc. Notes 5.63% due 04/01/40	5,000	5,456
		32,944
Retail-Drug Store — 0.1%
CVS Caremark Corp.
Senior Notes
3.25% due 05/18/15	20,000	20,315
CVS Caremark Corp.
Senior Notes
6.13% due 09/15/39	5,000	5,345
CVS Caremark Corp. Notes 6.60% due 03/15/19	30,000	34,911
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	33,234	36,652
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	3,975	4,526
		101,749
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	5,000	4,913
Retail-Propane Distribution — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	5,000	5,063
Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	4,000	3,780
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	10,000	10,025

17

Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	5,000	4,812
		18,617
Retail-Toy Stores — 0.0%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	5,000	5,125
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	5,000	5,437
Satellite Telecom — 0.0%
Intelsat Corp. Senior Notes 9.25% due 06/15/16	5,000	5,250
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	5,000	4,951
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	5,000	4,275
Special Purpose Entities — 0.1%
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	24,000	25,320
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	3,500
Fresenius U.S. Finance II Senior Notes 9.00% due 07/15/15*	5,000	5,419
Goldman Sachs Capital II Company Guar. Bonds 5.79% due 06/01/12(5)(13)	5,000	3,775
Hidden Ridge Facility Trustee Senior Sec. Notes 5.75% due 01/01/21*(2)	5,000	5,025
Teco Finance, Inc. Company Guar. Notes 5.15% due 03/15/20	55,000	57,327
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	4,000	4,551
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	2,000	2,164
		107,081
Steel-Producers — 0.0%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	5,000	4,850
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	5,000	5,019
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	5,000	5,025
		14,894
Telecom Services — 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	3,000	2,974
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	10,638
Qwest Corp. Senior Notes 8.88% due 03/15/12	16,000	17,160
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	12,000	12,630
SBA Tower Trust Notes 4.25% due 04/15/40*	35,000	36,453
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	62,307
		142,162
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/17	5,000	4,675
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	5,000	4,638
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	10,000	9,250
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	19,000	19,522
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	4,000	3,320
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	5,000	4,525
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	4,000	3,820
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	5,000	5,276
Windstream Corp. Bonds 7.88% due 11/01/17	10,000	9,763
		64,789

18

Television — 0.1%
CBS Corp. Company Guar. Notes 4.63% due 05/15/18	8,000	7,986
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	55,000	64,841
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	25,000	31,453
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13†*(2)(3)(5)(9)(11)(14)	6,062	0
Umbrella Acquisition, Inc. Company Guar. Notes 10.50% due 03/15/15*(9)	4,000	3,330
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(14)	5,000	3
		107,613
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	10,000	12,481
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	45,000	56,987
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	45,000	45,713
		115,181
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,347	2,207
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	21,881	18,489
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	2,480	2,380
		23,076
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	8,000	8,422
GATX Corp. Senior Notes 4.75% due 05/15/15	5,000	5,213
		13,635
Transport-Services — 0.0%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	5,000	4,775
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	12,000	12,270
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	11,000	11,597
Motorola, Inc. Debentures 6.50% due 09/01/25	11,000	10,953
		22,550
Total U.S. CORPORATE BONDS & NOTES
(cost $7,213,634)		7,574,113
FOREIGN CORPORATE BONDS & NOTES — 1.8%
Banks-Commercial — 0.2%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	5,000	5,064
ANZ National International, Ltd. Company Guar. Notes 6.20% due 07/19/13*	5,000	5,539
Barclays Bank PLC
Jr. Sub. Bonds
5.93% due 12/15/16*(5)(13)	11,000	8,965
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	105,000	105,971
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(5)(13)	4,000	3,220
BNP Paribas Sub. Notes 4.80% due 06/24/15*	5,000	5,080
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	10,000	9,943
Groupe BPCE Notes 3.35% due 09/30/10(5)(13)	15,000	9,573
Nordea Bank AB Sub. Bonds 8.38% due 03/25/15(5)(13)	4,000	4,200
Westpac Banking Corp. Jr. Sub. Notes 0.62% due 09/30/10(5)(13)	20,000	13,200
		170,755
Banks-Money Center — 0.4%
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/20*	100,000	94,390

19

Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	100,000	108,228
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	100,000	111,997
		314,615
Brewery — 0.1%
Cia de Bebidas das Americas Notes 8.75% due 09/15/13	75,000	87,750
Broadcast Services/Program — 0.0%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	30,000	31,258
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40*	5,000	5,221
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	5,000	5,247
		10,468
Computers-Memory Devices — 0.0%
Seagate Technology International Sec. Notes 10.00% due 05/01/14*	10,000	11,400
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(2)(3)	9,870	0
Diversified Banking Institutions — 0.1%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(5)(13)	3,000	2,205
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	100,000	107,768
		109,973
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	10,000	10,375
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	10,000	11,635
Electric-Integrated — 0.1%
EDF SA Notes 6.50% due 01/26/19*	50,000	58,180
TransAlta Corp. Notes 5.75% due 12/15/13	7,000	7,628
		65,808
Insurance-Multi-line — 0.0%
Aegon NV Sub. Notes 3.89% due 07/15/14(5)(13)	12,000	7,083
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	14,325
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	9,000	9,295
		30,703
Insurance-Reinsurance — 0.0%
Endurance Specialty Holdings, Ltd. Senior Notes 7.00% due 07/15/34	5,000	4,771
Metal-Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	7,000	7,586
Inco, Ltd. Bonds 7.20% due 09/15/32	30,000	32,224
Rio Tinto Finance USA, Ltd.
Company Guar. Notes
5.88% due 07/15/13	7,000	7,670
		47,480
Oil & Gas Drilling — 0.0%
Transocean, Inc. Senior Notes 6.00% due 03/15/18	2,000	1,841
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	5,000	4,892
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	10,000	8,700
		13,592
Oil Companies-Integrated — 0.0%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	10,000	8,522
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/19	5,000	4,153
Petrobras International Finance Co. Company Guar. Notes 6.88% due 01/20/40	15,000	15,123
Statoil ASA Company Guar. Notes 7.15% due 11/15/25	15,000	18,221
		46,019
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	50,000	51,444

20

Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/40	5,000	5,380
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(16)	12,000	12,210
Special Purpose Entities — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	6,000	6,091
AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	7,000	7,221
		13,312
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	25,000	26,147
ArcelorMittal Senior Notes 7.00% due 10/15/39	20,000	21,125
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	5,000	4,750
		52,022
SupraNational Banks — 0.0%
Asian Development Bank Bonds 5.82% due 06/16/28	4,000	4,584
Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	30,000	38,751
France Telecom SA Notes 8.50% due 03/01/31	40,000	55,044
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	21,000	21,194
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	60,000	62,174
Telefonica Emisiones SAU Company Guar. Notes 0.67% due 02/04/13(5)	5,000	4,821
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	100,000	99,312
Telefonica Emisiones SAU Company Guar. Notes 5.13% due 04/27/20	5,000	5,012
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	5,000	5,441
		291,749
Television — 0.0%
Videotron Ltee 9.13% due 04/15/18	5,000	5,425
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	30,000	39,313
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc. Notes 8.88% due 11/01/17*	5,000	5,037
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28	5,000	6,131
Kansas City Southern de Mexico SA de CV Senior Notes 8.00% due 02/01/18*	5,000	5,175
		11,306
Total Foreign Corporate Bonds & Notes
(cost $1,388,264)		1,460,225
FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Federal Republic of Brazil Notes 11.00% due 08/17/40	35,000	46,865
Republic of Argentina Bonds 8.28% due 12/31/33(15)	25,697	17,570
Republic of Colombia Bonds 6.13% due 01/18/41	100,000	101,250
Republic of Turkey Senior Bonds 11.88% due 01/15/30	20,000	32,400
Republic of Venezuela Bonds 9.25% due 09/15/27	40,000	26,900
Russian Federation Senior Bonds 7.50% due 03/31/30(16)	27,600	31,114
United Mexican States Notes 5.95% due 03/19/19	20,000	22,200
Total Foreign Government Agencies
(cost $274,297)		278,299

21

FOREIGN GOVERNMENT TREASURIES — 0.2%
Sovereign — 0.2%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17 (cost $162,334)	BRL	420,000	210,241
LOANS(17)(18) — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. BTL-B 3.31% due 12/16/13(5)	29,590		28,021
Ford Motor Co. BTL-B 3.35% due 12/16/13(5)	32,738		31,003
Total Loans
(cost $62,329)			59,024
MUNICIPAL BONDS & NOTES — 0.2%
Municipal Bonds — 0.2%
California State Build America General Obligation Bonds 6.20% due 10/01/19	25,000		26,134
California State Build America General Obligation Bonds 7.55% due 04/01/39	50,000		53,652
Chicago Transit Authority Revenue Bonds 6.20% due 12/01/40	8,000		8,280
Municipal Electric Authority of Georgia Build America Revenue Bonds 6.66% due 04/01/57	10,000		9,646
New Jersey State Turnpike Authority Build America Revenue Bonds 7.41% due 01/01/40	30,000		36,543
Total Municipal Bonds & Notes
(cost $131,530)			134,255
U.S. GOVERNMENT AGENCIES — 7.8%
Federal Home Loan Mtg. Corp. — 1.3%
4.50% due 01/01/39	23,127		24,002
5.00% due 03/01/19	6,553		7,042
5.00% due 07/01/21	226,570		243,120
5.00% due 07/01/35	14,782		15,676
5.00% due 01/01/37	11,848		12,553
5.00% due 03/01/38	34,971		37,046
5.00% due 07/01/39	23,634		25,035
5.50% due 07/01/34	30,917		33,348
5.50% due 09/01/37	42,291		45,437
5.50% due 01/01/38	42,958		46,190
5.50% due 07/01/38	22,884		24,586
5.98% due 10/01/36(5)	63,022		67,610
6.00% due 08/01/36	45,210		49,183
6.00% due 04/01/40	144,597		157,137
6.50% due 05/01/16	1,097		1,192
6.50% due 05/01/29	3,428		3,816
6.50% due 03/01/36	18,798		20,664
6.50% due 05/01/36	629		691
6.50% due 11/01/37	34,802		38,214
7.00% due 04/01/32	5,834		6,583
7.50% due 08/01/23	607		684
7.50% due 04/01/28	2,836		3,235
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(8)	16,796		17,119
Series 2586, Class NK
3.50% due 08/15/16(8)	5,844		5,940
Series 3102, Class PG
5.00% due 11/15/28(8)	40,000		41,725
Series 3317, Class PD
5.00% due 09/15/31(8)	55,000		57,980
Series 3349, Class HB
5.50% due 06/15/31(8)	52,000		55,090
Series 1577, Class PK
6.50% due 09/15/23(8)	20,000		21,480
Series 1226, Class Z
7.75% due 03/15/22(8)	1,325		1,443
			1,063,821
Federal National Mtg. Assoc. — 5.5%
2.13% due 01/25/13	9,000		9,071
4.50% due 11/01/22	83,982		89,463
4.50% due 01/01/39	26,854		27,891
4.50% due 06/01/39	389,551		404,476
4.56% due 01/01/15	192,640		206,090
4.85% due 11/01/15	209,832		229,164
5.00% due 03/15/16	11,000		12,508
5.00% due 06/01/19	3,287		3,535
5.00% due 05/01/35	5,410		5,743
5.00% due 07/01/37	42,522		45,059
5.50% due 03/01/18	6,757		7,338
5.50% due 06/01/19	14,190		15,415
5.50% due 11/01/20	15,365		16,672
5.50% due 04/01/21	260,194		281,599
5.50% due 11/01/22	20,102		21,745
5.50% due 06/01/34	20,689		22,281
5.50% due 06/01/35	535,054		575,718
5.50% due 06/01/36	339,316		366,165
5.50% due 08/01/36	45,387		48,794
5.50% due 11/01/36	8,788		9,448
5.50% due 07/01/38	77,813		83,637
5.92% due 10/01/11	46,210		47,863
6.00% due 06/01/17	12,077		13,169
6.00% due 12/01/33	36,820		40,556
6.00% due 05/01/34	2,392		2,625
6.00% due 06/01/35	3,035		3,309
6.00% due July TBA	1,000,000		1,084,531
6.50% due 08/01/17	23,733		25,900
6.50% due 09/01/32	34,443		38,455
6.50% due 04/01/34	13,325		14,790
6.50% due 10/01/37	2,759		3,026
6.50% due July TBA	500,000		547,578
6.56% due 07/01/11	12,143		12,451
7.00% due 06/01/37	64,261		71,470
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30(8)	54,000		57,580
			4,445,115

22

Government National Mtg. Assoc. — 1.0%
4.50% due July TBA	600,000	624,937
6.00% due 11/15/31	89,698	99,265
7.00% due 05/15/33	21,600	24,467
7.50% due 01/15/32	7,416	8,456
8.00% due 01/15/31	375	436
8.50% due 11/15/17	983	1,078
9.00% due 11/15/21	414	477
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(8)	446	509
Series 2005-74, Class HC
7.50% due 09/16/35(8)	5,536	6,319
		765,944
Total U.S. Government Agencies
(cost $6,017,702)		6,274,880
U.S. GOVERNMENT TREASURIES — 3.1%
United States Treasury Bonds — 1.0%
United States Treasury Bonds
2.63% due 07/15/17 TIPS	315,546	355,951
3.50% due 02/15/39	11,000	10,218
4.38% due 02/15/38(19)	231,000	249,769
4.38% due 11/15/39	22,000	23,750
4.50% due 02/15/36	70,000	77,328
4.50% due 05/15/38	12,000	13,235
4.50% due 08/15/39	34,000	37,448
4.63% due 02/15/40	1,000	1,124
5.25% due 11/15/28	18,000	21,665
		790,488
United States Treasury Notes — 2.1%
United States Treasury Notes
1.88% due 04/30/14	1,000,000	1,018,047
2.38% due 02/28/15	1,000	1,030
2.75% due 02/15/19	15,000	14,944
3.63% due 08/15/19	2,000	2,115
4.00% due 02/15/15	600,000	662,203
		1,698,339
Total U.S. Government Treasuries
(cost $2,477,437)		2,488,827
WARRANTS — 0.0%
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Expires 02/19/14†(2)(3) (cost $16)	16	0
Total Long-Term Investment Securities
(cost $73,492,209)		77,735,090

SHORT-TERM INVESTMENT SECURITIES — 1.4%
U.S. Government Agencies — 1.4%
Federal Home Loan Bank Disc. Notes 0.00% due 07/01/10 (cost $1,100,000)	1,100,000	1,100,000
REPURCHASE AGREEMENTS — 4.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/10, to be repurchased 07/01/10 in the amount of $382,000 and collateralized by $385,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $393,201	382,000	382,000
Bank of America Securities Joint Repurchase Agreement(20)	730,000	730,000
State Street Bank & Trust Co., Joint Repurchase Agreement(20)	1,501,000	1,501,000
UBS Securities LLC, Joint Repurchase Agreement(20)	625,000	625,000
Total Repurchase Agreements
(cost $3,238,000)		3,238,000
TOTAL INVESTMENTS
(cost $77,830,209) (21)	101.7%	82,073,090
Liabilities in excess of other assets	(1.7)	(1,371,137)
NET ASSETS	100.0%	$80,701,953

†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2010, the aggregate value of these securities was $1,868,134 representing 2.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at June 30, 2010. The aggregate value of these securities was $4,251,309 representing 5.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At June 30, 2010, the aggregate value of these securities was $4,000 representing 0% of net assets.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2010.
(6)	Commercial Mortgage Backed Security
(7)	Variable Rate Security - the rate reflected is as of June 30, 2010, maturity date reflects the stated maturity date.
(8)	Collateralized Mortgage Obligation
(9)	Income may be received in cash or additional shares at the discretion of the issuer.
(10)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2010, the Multi-Managed Growth Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Notes
7.50% due 08/15/09	08/11/2005	$5,000	$5,000	$4,000	$80.00	0.00%

(11)	Company has filed for Chapter 11 bankruptcy protection.
(12)	Security in default of interest and principal at maturity.
(13)	Perpetual maturity - maturity date reflects the next call date.
(14)	Bond in default
(15)	A portion of the interest was paid in additional bonds.
(16)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2010.

23

(17)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(18)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(19)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(20)	See Note 2 for details of Joint Repurchase Agreements.
(21)	See Note 4 for cost of investments on a tax basis.
(22)	Denominated in United States dollars unless otherwise indicated.
ADR	—	American Depository Receipt
BTL	—	Bank Term Loan
FDIC	—	Federal Deposit Insurance Corporation
REMIC	—	Real Estate Mortgage Investment Conduit
TBA	—	Securities purchased on forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	—	Treasury Inflation Protected Securities

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2010	Unrealized Appreciation (Depreciation)
6	Short	Australian 10 YR Bonds	September 2010	$3,839,575	$3,847,393	$(7,818)
26	Long	U.S. Treasury 2 YR Notes	September 2010	5,676,888	5,689,531	12,643
5	Short	U.S. Treasury 5 YR Notes	September 2010	589,729	591,758	(2,029)
20	Short	U.S. Treasury 10 YR Notes	September 2010	2,416,643	2,450,938	(34,295)
1	Short	U.S. Treasury Long Bonds	September 2010	127,310	127,500	(190)
1	Short	U.S. Ultra Bond	September 2010	128,467	135,813	(7,346)
						$(39,035)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.
	JPY	32,500,000	USD	358,486	9/15/2010	$—	$(9,553)
	USD	41,761	KRW	51,399,000	9/15/2010	200	—
						200	(9,553)
BNP-Paribas S.A.
	BRL	183,000	USD	98,414	9/15/2010	—	(1,295)
Citibank, N.A.
	JPY	6,500,000	USD	72,840	9/15/2010	—	(768)
	MXN	760,000	USD	59,971	9/15/2010	1,663	—
	USD	60,575	JPY	5,500,000	9/15/2010	1,709	—
	USD	74,708	MXN	960,000	9/15/2010	—	(1,055)
						3,372	(1,823)
Deutsche Bank AG
	CZK	4,830,000	USD	224,714	9/15/2010	—	(4,922)
	USD	216,414	HUF	52,000,000	9/15/2010	4,661	—
						4,661	(4,922)
JPMorgan Chase Bank, N.A.
	BRL	182,000	USD	97,981	9/15/2010	—	(1,183)
	JPY	10,033,000	USD	113,101	9/15/2010	—	(516)
	KRW	107,370,000	USD	90,721	9/15/2010	3,067	—
	USD	89,178	JPY	8,100,000	9/15/2010	2,549	—
	USD	214,728	KRW	266,132,000	9/15/2010	2,537	—
	USD	73,880	MXN	960,000	9/15/2010	—	(227)
						8,153	(1,926)
Royal Bank of Canada
	USD	123,893	MXN	1,600,000	9/15/2010	—	(1,138)

Net Unrealized Appreciation (Depreciation)						$16,386	$(20,657)

BRL — Brazilian Real
CZK — Czech Koruna
HUF — Hungarian Forint
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$7,087,327	$0		$0	$7,087,327
Medical-Biomedical/Gene	4,128,279	—		—	4,128,279
Other Industries*	39,914,098	4,251,309	#	0	44,165,407
Preferred Stocks	86,691	20,236		—	106,927
Asset Backed Securities	—	3,763,286		—	3,763,286
Convertible Bonds & Notes	—	—		4,000	4,000
U.S. Corporate Bonds & Notes	—	7,536,143		37,970	7,574,113
Foreign Corporate Bonds & Notes	—	1,460,225		0	1,460,225
Foreign Government Agencies	—	278,299		—	278,299
Foreign Government Treasuries	—	210,241		—	210,241
Loans	—	59,024		—	59,024
Municipal Bonds & Notes	—	134,255		—	134,255
U.S. Government Agencies	—	6,274,880		—	6,274,880
U.S. Government Treasuries	—	2,488,827		—	2,488,827
Warrants	—	—		0	0
Short-Term Investment Securities:
U.S. Government Agencies	—	1,100,000		—	1,100,000
Repurchase Agreements	—	3,238,000			3,238,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	12,643	—		—	12,643
Open Futures Contracts - Depreciation	(51,678)	—		—	(51,678)
Open Forward Foreign Currency Contracts - Appreciation	—	16,386		—	16,386
Open Forward Foreign Currency Contracts - Depreciation	—	(20,657)		—	(20,657)
Total	$51,177,360	$30,810,454		$41,970	$82,029,784

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $4,251,309 representing 5.3% of net ssets. See Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants

Balance as of 3/31/2010	$—	$80,000	$3,500	$50,757	$0	$—
Accrued discounts/premiums	—	—	—	—	—	—
Realized gain(loss)	—	—	—	(1,121)	130	—
Change in unrealized appreciation(depreciation) (1)	—	1,122	500	1,139	—	(17)
Net purchases(sales)	0	—	—	(12,805)	(130)	17
Transfers in and/or out of Level 3 (2)	—	(81,122)	—	—	—	—
Balance as of 6/30/2010	$0	$—	$4,000	$37,970	$0	$0

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at June 30, 2010 includes:

Common Stock	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$—	$500	$(3,800)	$—	$(17)

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

24

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2010

(unaudited)

Security Description	Shares/ Principal Amount(22)	Value (Note 1)
COMMON STOCK — 53.0%
Advanced Materials — 0.5%
Hexcel Corp.†	51,932	$805,465
Aerospace/Defense — 0.0%
The Boeing Co.	296	18,574
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	1,400	92,750
United Technologies Corp.	2,459	159,614
		252,364
Agricultural Chemicals — 0.3%
Monsanto Co.	4,717	218,020
Potash Corp. of Saskatchewan, Inc.	2,360	203,526
		421,546
Apparel Manufacturers — 0.3%
Coach, Inc.	2,348	85,819
Jones Apparel Group, Inc.	20,900	331,265
		417,084
Applications Software — 0.7%
Microsoft Corp.	14,353	330,263
Nuance Communications, Inc.†	47,655	712,442
Salesforce.com, Inc.†	778	66,768
		1,109,473
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.†	92,650	933,912
Auto/Truck Parts & Equipment-Original — 0.6%
Lear Corp.†	7,000	463,400
Titan International, Inc.	52,761	526,027
		989,427
Banks-Commercial — 1.1%
Lloyds Banking Group PLC†(1)	28,262	22,675
Regions Financial Corp.	16,220	106,728
Signature Bank†	20,701	786,845
Standard Chartered PLC(1)	31,525	765,299
		1,681,547
Banks-Fiduciary — 0.2%
State Street Corp.	5,297	179,145
The Bank of New York Mellon Corp.	2,263	55,873
		235,018
Banks-Super Regional — 0.7%
Capital One Financial Corp.	4,915	198,075
Fifth Third Bancorp	13,959	171,556
PNC Financial Services Group, Inc.	3,537	199,840
SunTrust Banks, Inc.	3,733	86,979
US Bancorp	5,995	133,988
Wells Fargo & Co.	10,418	266,701
		1,057,139
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	2,065	125,862
The Coca-Cola Co.	3,733	187,098
		312,960
Brewery — 1.2%
Anheuser-Busch InBev NV(1)	37,677	1,809,776
Broadcast Services/Program — 0.8%
DG FastChannel, Inc.†	16,700	544,086
Liberty Media-Starz, Series A†	12,002	622,184
		1,166,270
Casino Hotels — 0.2%
Boyd Gaming Corp.†	3,635	30,861
MGM Resorts International†	3,500	33,740
Wynn Resorts, Ltd.	2,732	208,370
		272,971
Casino Services — 0.1%
International Game Technology	6,586	103,400
Cellular Telecom — 0.5%
MetroPCS Communications, Inc.†	25,000	204,750
Syniverse Holdings, Inc.†	29,192	596,976
		801,726
Chemicals-Diversified — 0.5%
Celanese Corp., Series A	3,441	85,715
E.I. du Pont de Nemours & Co.	2,360	81,632
Israel Chemicals, Ltd.(1)	37,752	393,693
The Dow Chemical Co.	8,553	202,877
		763,917
Chemicals-Specialty — 0.1%
Albemarle Corp.	2,000	79,420
Circuit Boards — 0.4%
Multi-Fineline Electronix, Inc.†	27,468	685,601
Coal — 0.3%
Alpha Natural Resources, Inc.†	12,744	431,639
Commercial Services — 0.4%
Quanta Services, Inc.†	27,243	562,568
Commercial Services-Finance — 0.3%
Global Payments, Inc.	12,475	455,836
Mastercard, Inc., Class A	296	59,061
		514,897
Computers — 5.3%
Apple, Inc.†	23,340	5,870,710
Dell, Inc.†	14,059	169,552
Hewlett-Packard Co.	5,995	259,464
Research In Motion, Ltd.†	37,128	1,828,925
		8,128,651
Computers-Memory Devices — 0.1%
EMC Corp.†	9,338	170,885
Consulting Services — 0.3%
FTI Consulting, Inc.†	10,210	445,054
Consumer Products-Misc. — 0.2%
Jarden Corp.	12,000	322,440
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	886	69,781
The Procter & Gamble Co.	4,717	282,926
		352,707
Cruise Lines — 0.1%
Carnival Corp.	5,701	172,398
Royal Caribbean Cruises, Ltd.†	1,868	42,535
		214,933
Diversified Banking Institutions — 3.2%
Bank of America Corp.	155,974	2,241,347
JPMorgan Chase & Co.	39,935	1,462,020
Morgan Stanley	8,846	205,316
The Goldman Sachs Group, Inc.	7,253	952,101
		4,860,784
Diversified Manufacturing Operations — 0.4%
Eaton Corp.	1,672	109,416
General Electric Co.	14,451	208,383
Honeywell International, Inc.	3,048	118,963
Parker Hannifin Corp.	2,951	163,663
		600,425
Diversified Minerals — 0.2%
Vale SA ADR	9,367	228,086

1

E-Commerce/Products — 0.3%
Amazon.com, Inc.†	200	21,852
MercadoLibre, Inc.†	9,600	504,480
		526,332
E-Commerce/Services — 0.1%
United Online, Inc.	19,271	111,001
Electric Products-Misc. — 0.6%
AMETEK, Inc.	10,400	417,560
Emerson Electric Co.	2,180	95,244
LG Electronics, Inc.(1)	4,758	363,339
		876,143
Electric-Integrated — 0.1%
Dominion Resources, Inc.	1,967	76,201
NextEra Energy, Inc.	1,180	57,537
Progress Energy, Inc.	1,376	53,967
		187,705
Electronic Components-Misc. — 0.5%
Tyco Electronics, Ltd.	31,715	804,927
Electronic Components-Semiconductors — 1.1%
Avago Technologies, Ltd.†	36,176	761,867
Broadcom Corp., Class A	2,459	81,073
Intel Corp.	13,467	261,933
Micron Technology, Inc.†	16,319	138,548
QLogic Corp.†	25,104	417,229
Texas Instruments, Inc.	3,343	77,825
		1,738,475
Electronic Connectors — 0.3%
Amphenol Corp., Class A	10,885	427,563
Electronic Forms — 0.1%
Adobe Systems, Inc.†	7,669	202,692
Electronic Measurement Instruments — 0.3%
Itron, Inc.†	7,600	469,832
Enterprise Software/Service — 1.5%
Oracle Corp.	108,418	2,326,650
Entertainment Software — 0.1%
Activision Blizzard, Inc.	19,660	206,233
Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.†	25,257	495,290
Finance-Investment Banker/Broker — 0.5%
The Charles Schwab Corp.	57,330	812,939
Finance-Other Services — 0.6%
CME Group, Inc.	3,135	882,659
Food-Misc. — 0.1%
Kellogg Co.	1,180	59,354
Kraft Foods, Inc., Class A	3,146	88,088
		147,442
Footwear & Related Apparel — 0.4%
Iconix Brand Group, Inc.†	40,440	581,123
Hotels/Motels — 0.3%
Hyatt Hotels Corp., Class A†	1,082	40,131
Marriott International, Inc., Class A	10,149	303,861
Starwood Hotels & Resorts Worldwide, Inc.	3,727	154,410
		498,402
Human Resources — 0.2%
Monster Worldwide, Inc.†	31,969	372,439
Identification Systems — 0.2%
Cogent, Inc.†	41,125	370,536
Independent Power Producers — 0.0%
Mirant Corp.†	31	327
Industrial Audio & Video Products — 0.0%
Dolby Laboratories, Inc., Class A†	886	55,543
Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	2,360	126,637
Prudential PLC(1)	103,001	772,004
		898,641
Insurance-Multi-line — 0.5%
ACE, Ltd.	12,465	641,698
MetLife, Inc.	4,325	163,312
		805,010
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	8,119	493,392
Franklin Resources, Inc.	1,181	101,790
T. Rowe Price Group, Inc.	3,048	135,301
		730,483
Leisure Products — 0.3%
WMS Industries, Inc.†	12,999	510,211
Machinery-Construction & Mining — 0.2%
Terex Corp.†	16,800	314,832
Medical Instruments — 0.8%
AGA Medical Holdings, Inc.†	26,200	332,478
NuVasive, Inc.†	14,268	505,943
St. Jude Medical, Inc.†	1,475	53,233
Volcano Corp.†	17,100	373,122
		1,264,776
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	1,376	68,484
Medical Products — 0.6%
Baxter International, Inc.	1,181	47,996
Johnson & Johnson	4,619	272,798
PSS World Medical, Inc.†	26,694	564,578
		885,372
Medical-Biomedical/Gene — 3.5%
Amgen, Inc.†	4,521	237,805
Celgene Corp.†	45,725	2,323,744
Gilead Sciences, Inc.†	54,164	1,856,742
Human Genome Sciences, Inc.†	4,072	92,272
Martek Biosciences Corp.†	31,363	743,617
Myriad Genetics, Inc.†	1,573	23,516
Vertex Pharmaceuticals, Inc.†	1,278	42,046
		5,319,742
Medical-Drugs — 0.4%
Abbott Laboratories	3,733	174,630
Merck & Co., Inc.	6,881	240,628
Pfizer, Inc.	16,712	238,313
		653,571
Medical-Generic Drugs — 0.3%
Mylan, Inc.†	29,922	509,871
Medical-HMO — 0.3%
Centene Corp.†	18,682	401,663
Medical-Nursing Homes — 0.3%
Sun Healthcare Group, Inc.†	52,733	426,083
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	7,410	762,637
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,102	124,291

2

Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	500	14,275
Multimedia — 1.0%
News Corp., Class A	104,815	1,253,587
The Walt Disney Co.	5,407	170,321
Time Warner, Inc.	3,931	113,645
		1,537,553
Networking Products — 1.8%
Cisco Systems, Inc.†	128,716	2,742,938
Oil Companies-Exploration & Production — 1.3%
Apache Corp.	1,573	132,431
Brigham Exploration Co.†	27,324	420,243
Cabot Oil & Gas Corp.	11,900	372,708
Concho Resources, Inc.†	8,470	468,645
Continental Resources, Inc.†	1,770	78,978
Devon Energy Corp.	1,672	101,858
EOG Resources, Inc.	1,278	125,717
Occidental Petroleum Corp.	1,868	144,116
Petrohawk Energy Corp.†	1,770	30,037
Range Resources Corp.	689	27,663
Southwestern Energy Co.†	1,770	68,393
		1,970,789
Oil Companies-Integrated — 1.4%
BG Group PLC(1)	25,823	382,261
BP PLC ADR	788	22,757
CB Simmons Co.†(2)(3)	1,000	0
Chevron Corp.	2,557	173,518
Exxon Mobil Corp.	4,717	269,199
Hess Corp.	4,127	207,753
Marathon Oil Corp.	788	24,499
Petroleo Brasileiro SA ADR	25,110	861,775
Suncor Energy, Inc.	5,902	173,755
		2,115,517
Oil-Field Services — 0.3%
Schlumberger, Ltd.	5,013	277,420
Smith International, Inc.	2,951	111,105
Weatherford International, Ltd.†	4,717	61,981
		450,506
Optical Supplies — 0.7%
Alcon, Inc.	7,310	1,083,269
Pharmacy Services — 0.6%
Express Scripts, Inc.†	5,706	268,296
Medco Health Solutions, Inc.†	2,459	135,442
Omnicare, Inc.	19,567	463,738
		867,476
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	10,793	145,490
Real Estate Operations & Development — 0.2%
Hang Lung Properties, Ltd.(1)	94,000	362,324
Retail-Apparel/Shoe — 1.7%
Abercrombie & Fitch Co., Class A	11,300	346,797
Gymboree Corp.†	12,861	549,293
Hot Topic, Inc.	85,132	432,470
Limited Brands, Inc.	41,380	913,257
The Finish Line, Inc., Class A	24,900	346,857
		2,588,674
Retail-Building Products — 0.0%
Home Depot, Inc.	2,025	56,842
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,343	113,194
Retail-Discount — 0.2%
Target Corp.	5,505	270,681
Wal-Mart Stores, Inc.	1,475	70,903
		341,584
Retail-Drug Store — 0.4%
CVS Caremark Corp.	18,254	535,207
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	3,931	84,438
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	2,354	111,815
Macy’s, Inc.	2,262	40,490
		152,305
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	1,868	72,572
Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	9,536	237,351
Satellite Telecom — 0.5%
GeoEye, Inc.†	22,851	711,580
Semiconductor Equipment — 0.3%
Veeco Instruments, Inc.†	14,379	492,912
Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC(1)	10,871	502,856
Software Tools — 0.1%
VMware, Inc. Class A†	3,048	190,774
Steel-Producers — 0.1%
United States Steel Corp.	3,254	125,442
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	3,384	54,652
Telecom Services — 0.1%
Premiere Global Services, Inc.†	12,249	77,659
Telephone-Integrated — 0.2%
AT&T, Inc.	6,692	161,880
Verizon Communications, Inc.	2,754	77,167
		239,047
Tobacco — 0.0%
Altria Group, Inc.	2,557	51,242
Transport-Rail — 0.2%
Union Pacific Corp.	3,931	273,244
Transport-Services — 0.4%
United Parcel Service, Inc., Class B	10,850	617,256
Transport-Truck — 0.4%
Knight Transportation, Inc.	29,428	595,623
Vitamins & Nutrition Products — 0.5%
Mead Johnson Nutrition Co.	15,580	780,870
Web Hosting/Design — 0.3%
Equinix, Inc.†	6,271	509,331
Web Portals/ISP — 1.8%
Google, Inc., Class A†	3,771	1,677,906
Yahoo!, Inc.†	76,225	1,054,192
		2,732,098
Wireless Equipment — 0.9%
Crown Castle International Corp.†	23,840	888,279
QUALCOMM, Inc.	5,474	179,766

3

RF Micro Devices, Inc.†	87,411	341,777
		1,409,822
Total Common Stock (cost $77,850,480)		81,357,291
PREFERRED STOCK — 0.1%
Banks-Super Regional — 0.0%
US Bancorp(4) 7.19%	22	16,129
Wachovia Capital Trust IX 6.38%	900	20,709
		36,838
Diversified Banking Institutions — 0.0%
Ally Financial, Inc.* 7.00%	20	15,546
HSBC Holdings PLC 8.00%	540	13,581
		29,127
Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(16)	1,073	27,039
Finance-Investment Banker/Broker — 0.0%
JPMorgan Chase Capital XXIX 6.70%	1,080	25,607
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.†	500	170
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities(5) 3.00%	2,800	56,000
Total Preferred Stock (cost $196,322)		174,781
ASSET BACKED SECURITIES — 8.3%
Diversified Financial Services — 8.3%
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	$300,000	304,208
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	65,000	65,738
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	29,786	29,805
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	65,000	67,552
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	29,064	29,242
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	160,000	165,776
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/13*	265,000	283,370
Bank of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(6)(7)	258,250	268,268
Bank of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(6)(7)	80,000	85,657
Bank of America Large Loan Inc., Series 2006-277A, Class PAA 5.27% due 10/10/45*(6)(7)	110,000	109,109
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW17, Class AM 5.92% due 06/11/50(6)(7)	250,000	215,918
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2007-PW15, Class A4
5.33% due 02/11/44(6)	375,000	367,413
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.35% due 04/15/12(5)	1,621	1,621
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.36% due 12/15/12(5)	142,031	141,291
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.38% due 05/15/13(5)	100,901	100,220
Capital One Auto Finance Trust,
Series 2007-B, Class A3A
5.03% due 04/15/12	3,782	3,792
Citigroup Commercial Mtg. Trust, Series 2007-C6, Class AM 5.70% due 06/10/17(6)(7)	300,000	256,144
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(5)(8)	210,742	140,310
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(6)(7)	400,000	425,295
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(8)	183,738	160,453
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(8)	91,267	81,664

4

Credit Suisse First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(6)	240,000	244,332
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 2.26% due 05/25/35(5)(8)	242,281	205,166
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class A4 5.24% due 11/10/45(6)(7)	330,000	347,405
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.65% due 03/06/20*(5)(6)	155,000	129,623
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(6)(7)	500,000	527,411
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(6)(7)	500,000	514,458
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 3.54% due 04/25/35(7)(8)	97,074	75,549
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.03% due 01/25/36(7)(8)	140,576	116,113
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.80% due 03/25/37(7)(8)	81,291	61,398
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.60% due 11/25/11*(5)	58,333	58,192
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	150,000	154,714
Impac CMB Trust, Series 2005-4, Class 1A1A 0.89% due 05/25/35(5)(8)	152,121	111,599
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(6)	244,277	244,231
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(6)	35,000	34,955
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.87% due 04/15/45(6)(7)	530,000	564,798
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(6)	481,127	494,023
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 2.80% due 02/25/35(7)(8)	181,572	178,760
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 3.06% due 12/25/34(7)(8)	141,397	137,505
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(6)(7)	550,000	575,799
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(6)(7)	475,000	499,574
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(6)	550,000	578,621
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/43(6)(7)	500,000	541,690
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(6)	139,150	143,735
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(6)	161,809	169,253
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(8)	158,258	123,824
MortgageIT Trust, Series 2005-4, Class A1 0.63% due 10/25/35(5)(8)	341,448	243,562
Navistar Financial Corp. Owner Trust
Series 2010-A, Class B
4.17% due 10/20/14*	160,000	160,941
OBP Depositor LLC Trust Series 2010-OBP, Class A 4.65% due 07/15/20*(2)	170,000	169,999
Residential Asset Securities Corp., Series 2006-EMX3, Class A2 0.53% due 04/25/36(5)	149,007	104,420
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33(7)	150,189	149,478
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.51% due 02/20/47(7)(8)	237,794	185,453
Sierra Receivables Funding Co., Series 2009-2A 4.52% due 08/20/26*	78,677	78,756
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 2.64% due 04/25/45(7)(8)	250,586	230,619
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	515,000	534,384
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 2.88% due 03/25/35(7)(8)	283,603	255,243
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 2.90% due 01/25/35(7)(8)	357,765	341,355
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.43% due 10/25/36(7)(8)	154,553	124,868
Total Asset Backed Securities (cost $12,358,922)		12,714,652
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(2)(3)(9)(10)(11)(12) (cost $5,000)	5,000	4,000

5

U.S. CORPORATE BONDS & NOTES — 15.6%
Advertising Agencies — 0.2%
The Interpublic Group of Cos., Inc. Notes 6.25% due 11/15/14	186,000	186,930
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	35,000	38,587
		225,517
Aerospace/Defense — 0.0%
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	9,000	8,820
Agricultural Chemicals — 0.0%
CF Industries, Inc. Senior Notes 7.13% due 05/01/20	15,000	15,375
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	2,000	2,049
		17,424
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	260,000	282,138
Airlines — 0.3%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	91,147	91,102
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	37,138	37,009
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	59,478	55,166
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	80,000	84,800
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	14,000	14,700
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	140,232	147,974
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	10,000	10,700
		441,451
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Notes 7.45% due 07/16/31	40,000	36,100
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	30,000	30,450
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Senior Notes 8.50% due 05/01/18*	10,000	10,075
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	2,000	2,005
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	7,000	7,017
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	25,000	25,125
		44,222
Banks-Commercial — 0.7%
Branch Banking & Trust Co.
Sub. Notes
0.78% due 05/23/17(5)	14,000	12,818
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	5,158	4,939
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	7,738	7,293
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	42,738	39,426
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	12,898	11,769
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	21,663	19,497
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	235,000	245,214
KeyBank NA Sub. Notes 7.41% due 10/15/27	6,000	6,623
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	265,428
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	12,000	11,924
Sovereign Bank Sub. Notes 8.75% due 05/30/18	325,000	372,554
US Bank NA Sub. Notes 3.78% due 04/29/20(5)	10,000	10,155
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	20,000	21,793
		1,029,433
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Ltd. Guar. Notes 1.54% due 06/01/77(5)	48,000	34,340
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	165,000	168,967
		203,307

6

Banks-Money Center — 0.1%
Chase Capital III Ltd. Guar. Notes 1.09% due 03/01/27(5)	16,000	12,088
NB Capital Trust IV Bank Guar. Notes 8.25% due 04/15/27	75,000	73,125
		85,213
Banks-Mortgage — 0.0%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	35,000	35,350
Banks-Super Regional — 0.6%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	225,000	205,726
BAC Capital Trust XIII Ltd. Guar. Notes 0.94% due 03/15/12(5)(13)	41,000	24,237
BAC Capital Trust XV Ltd. Guar. Notes 1.34% due 06/01/56(5)	10,000	6,522
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	50,000	52,907
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	21,000	22,868
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(5)(13)	15,000	11,002
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	10,000	10,172
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	2,000	1,854
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/15/11(5)(13)	10,000	7,950
Wachovia Corp. Notes 5.75% due 02/01/18	410,000	449,175
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	60,000	65,591
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(5)(13)	10,000	10,300
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	15,000	16,355
		884,659
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	25,000	25,344
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15*	125,000	127,941
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	164,000	199,057
		326,998
Broadcast Services/Program — 0.2%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	4,000	2,810
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	140,000	143,534
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/20	10,000	10,395
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/40	10,000	10,687
Liberty Media LLC
Debentures
8.25% due 02/01/30	40,000	36,800
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	4,000	4,020
Turner Broadcasting, Inc. Senior Notes 8.38% due 07/01/13	120,000	140,246
		348,492
Building Products-Wood — 0.0%
Masco Corp. Bonds 6.50% due 08/15/32	20,000	16,907
Masco Corp. Senior Notes 7.13% due 03/15/20	14,000	13,594
		30,501
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	5,000	4,750
Cable/Satellite TV — 0.8%
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	295,000	341,601
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	8,000	8,794
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	132,454
COX Communications, Inc. Notes 6.25% due 06/01/18*	50,000	55,753
COX Communications, Inc. Notes 7.13% due 10/01/12	10,000	11,111
COX Communications, Inc. Bonds 8.38% due 03/01/39*	90,000	122,340
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	75,000	75,844

7

CSC Holdings LLC Senior Notes 8.63% due 02/15/19	5,000	5,256
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	185,000	202,091
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	10,000	10,350
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	10,000	10,862
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	90,000	98,816
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	155,000	179,955
		1,255,227
Capacitors — 0.0%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	5,000	4,975
Casino Hotels — 0.0%
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	10,000	10,525
MGM Resorts International Senior Sec. Notes 11.13% due 11/15/17	15,000	16,537
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	4,988
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 1st Mtg. Notes 6.63% due 12/01/14	20,000	20,050
		52,100
Cellular Telecom — 0.5%
AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	250,000	261,416
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	125,000	140,143
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	185,000	240,526
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	35,000	35,700
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	9,000	9,405
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	5,000	4,750
		691,940
Chemicals-Diversified — 0.0%
LBI Escrow Corp. Senior Sec. Notes 8.00% due 11/01/17*	5,000	5,150
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	11,000	10,395
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	8,000	6,880
		22,425
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	15,000	13,538
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	82,000	86,220
Coal — 0.0%
Arch Coal, Inc.
Senior Notes
8.75% due 08/01/16*	10,000	10,425
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17*	10,000	10,325
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	10,000	10,425
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	6,000	6,030
		37,205
Commercial Services — 0.0%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	10,000	9,025
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	11,510
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	10,525
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	15,000	15,244
Unisys Corp. Senior Sec. Notes 12.75% due 10/15/14*	45,000	50,287
		87,566
Computers — 0.0%
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	20,000	23,029

8

Computers-Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	15,000	16,300
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	10,000	10,100
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	40,000	40,400
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	7,000	7,280
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	3,000	2,730
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	35,000	36,487
		86,897
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	20,000	21,450
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	5,000	5,125
Data Processing/Management — 0.0%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	5,000	3,750
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	5,000	3,800
		7,550
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	10,000	7,463
Distribution/Wholesale — 0.0%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	5,000	5,013
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	10,000	9,700
		14,713
Diversified Banking Institutions — 1.6%
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/31	20,000	18,450
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	301,000	299,886
Bank of America Corp. Senior Notes 5.65% due 05/01/18	20,000	20,496
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	4,000	4,233
Bank of America Corp. Senior Notes 7.38% due 05/15/14	55,000	61,642
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(5)(13)	24,000	23,182
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	9,000	9,002
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	150,000	156,356
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	37,000	36,428
Citigroup, Inc.
Senior Notes
5.85% due 07/02/13	20,000	20,939
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	50,000	47,039
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	10,000	10,491
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	10,000	8,945
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	90,889
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	20,000	21,243
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	100,000	106,518
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	10,000	10,125
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(5)	21,000	21,291
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	180,000	192,083
JP Morgan Chase & Co. Jr. Sub Notes 7.90% due 04/30/18(5)(13)	10,000	10,307
Morgan Stanley Sub. Notes 4.75% due 04/01/14	135,000	135,232
Morgan Stanley Senior Notes 5.63% due 09/23/19	115,000	111,252
Morgan Stanley Senior Notes 5.75% due 08/31/12	255,000	267,222
Morgan Stanley Senior Notes 6.00% due 04/28/15	50,000	52,254
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	104,813
The Goldman Sachs Group, Inc. Senior Notes 4.75% due 07/15/13	10,000	10,441

9

The Goldman Sachs Group, Inc. Senior Notes 5.25% due 04/01/13	10,000	10,525
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	175,000	184,352
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	117,975
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	15,000	16,120
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	100,000	105,843
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	60,000	57,325
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	155,000	151,953
		2,494,852
Diversified Financial Services — 0.5%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12†(11)(14)	85,000	27,450
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	8,156	8,360
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(5)	83,000	80,837
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	20,000	20,222
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	130,000	132,988
General Electric Capital Corp. Notes 5.63% due 05/01/18	135,000	143,466
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	20,000	19,612
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	190,000	204,463
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	33,000	33,479
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	125,000	138,017
		808,894
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	9,000	9,787
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	9,000	8,190
SPX Corp. Senior Notes 7.63% due 12/15/14	5,000	5,137
		23,114
E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	20,000	20,800
Electric-Generation — 0.1%
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	26,000	25,464
Edison Mission Energy
Senior Notes
7.20% due 05/15/19	15,000	9,225
The AES Corp. Senior Notes 8.00% due 10/15/17	25,000	25,250
The AES Corp.
Senior Notes
8.00% due 06/01/20	60,000	60,300
The AES Corp. Senior Notes 8.88% due 02/15/11	25,000	25,562
Tri-State Generation & Transmission Association 1st Mtg. Bonds 6.00% due 06/15/40*	8,000	8,256
		154,057
Electric-Integrated — 0.3%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	14,000	14,250
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	82,000	95,128
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	80,000	90,392
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	25,000	27,362
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	9,000	10,894
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/39	9,000	9,614
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	15,000	13,950
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	8,945	9,236

10

Puget Sound Energy, Inc. Senior Sec. Notes 5.76% due 07/15/40	10,000	10,365
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(2)(3)	25,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series A 10.25% due 11/01/15	10,000	6,600
Union Electric Co. Sec. Notes 6.40% due 06/15/17	195,000	221,184
		508,975
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	245,000	270,720
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	5,000	5,225
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	1,000	1,060
		6,285
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	5,000	4,937
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	3,000	3,068
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	8,000	8,567
		16,572
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	10,000	10,764
Energy-Alternate Sources — 0.0%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	10,000	10,100
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18*	15,000	15,150
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	15,000	15,339
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	30,000	31,195
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	10,000	9,851
SLM Corp. Senior Notes 8.00% due 03/25/20	10,000	8,782
		18,633
Finance-Credit Card — 0.2%
American Express Co. Senior Notes 8.13% due 05/20/19	160,000	198,655
Discover Financial Services Senior Notes 6.45% due 06/12/17	20,000	20,184
		218,839
Finance-Investment Banker/Broker — 0.6%
JPMorgan Chase Capital XXII Company Guar. Notes 6.45% due 01/15/87	175,000	165,187
JPMorgan Chase Capital XXIII Ltd. Guar. Bonds 1.44% due 05/15/77(5)	5,000	3,658
Lazard Group LLC Senior Notes 6.85% due 06/15/17	220,000	222,793
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 5.86% due 05/31/12†(5)(11)(13)(14)	8,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(11)(14)	10,000	1,975
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(11)(14)	11,000	5
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(11)(14)	15,000	7
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	55,000	57,697
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	37,000	38,234
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 11/15/18	15,000	15,953
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	30,000	30,582
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	75,000	79,292
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	175,000	191,952
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	50,000	58,385
		865,721
Finance-Other Services — 0.1%
Cantor Fitzgerald LP Notes 6.38% due 06/26/15*	10,000	10,036

11

ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	60,000	60,184
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	85,000	92,624
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	10,000	9,463
		172,307
Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 5.70% due 12/01/34	10,000	4,825
Firearms & Ammunition — 0.0%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	6,000	6,240
Food-Confectionery — 0.0%
WM Wrigley Jr Co. Company Guar. Notes 3.70% due 06/30/14*	10,000	10,115
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	25,000	27,687
Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	175,000	190,747
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	23,000	25,721
		216,468
Food-Retail — 0.0%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	10,000	11,458
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	40,000	39,600
		51,058
Forestry — 0.0%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	10,000	9,879
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	5,000	4,875
Service Corp. International Senior Notes 8.00% due 11/15/21	10,000	10,050
		14,925
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	15,000	14,100
Gas-Distribution — 0.2%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	75,000	82,952
Energen Corp. Notes 7.63% due 12/15/10	200,000	204,938
		287,890
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	30,000	24,975
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	5,000	5,138
Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*	5,000	5,150
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	10,000	10,000
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(2)(3)	50,000	0
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	10,000	8,800
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	10,000	9,950
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	19,800
		38,550
Insurance-Life/Health — 0.5%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	10,330
Lincoln National Corp. Senior Notes 6.25% due 02/15/20	110,000	117,845
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(5)	11,000	9,157
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	14,000	14,869
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	65,000	80,553
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	140,000	171,661
Principal Life Income Funding Trusts Senior Sec. Notes 0.55% due 11/08/13(5)	16,000	15,753
Protective Life Corp. Senior Notes 8.45% due 10/15/39	30,000	32,015
Prudential Financial, Inc. Senior Notes 6.63% due 06/21/40	10,000	10,177
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	195,000	225,801
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	65,000	65,401
		753,562

12

Insurance-Multi-line — 0.5%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	12,000	11,460
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	10,000	10,664
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	75,000	82,973
Hartford Financial Services Group, Inc. Senior Notes 4.00% due 03/30/15	10,000	9,818
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	65,000	64,426
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	65,000	65,571
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(5)	20,000	18,150
MetLife, Inc. Senior Notes 6.75% due 06/01/16	10,000	11,314
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	20,000	20,460
Nationwide Mutual Insurance Co. Notes 9.38% due 08/05/39*	165,000	193,406
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	195,000	195,904
		684,146
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	10,000	10,398
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	13,000	11,599
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	30,000	24,600
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	270,000	233,205
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	95,000	126,406
		406,208
Insurance-Property/Casualty — 0.5%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	180,000	215,564
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/15/37(5)	230,000	200,100
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	114,000	117,015
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	212,241
		744,920
Insurance-Reinsurance — 0.0%
Axis Specialty Finance LLC Company Guar. Notes 5.88% due 06/01/20	4,000	3,833
Machinery-Farming — 0.0%
Case Corp. Notes 7.25% due 01/15/16	20,000	20,050
Medical Instruments — 0.0%
Boston Scientific Corp.
Senior Notes
6.00% due 01/15/20	10,000	9,928
Boston Scientific Corp.
Senior Notes
6.25% due 11/15/15	11,000	11,404
		21,332
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	5,000	5,212
Life Technologies Corp. Senior Notes 3.38% due 03/01/13	10,000	10,222
Life Technologies Corp. Senior Notes 6.00% due 03/01/20	120,000	129,949
		145,383
Medical-Drugs — 0.0%
Abbott Laboratories Senior Notes 5.30% due 05/27/40	10,000	10,494
Schering-Plough Corp Senior Notes 6.00% due 09/15/17	15,000	17,623
Valeant Pharmaceuticals International Company Guar. Notes 8.38% due 06/15/16	10,000	11,300
		39,417
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	12,000	13,510
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	7,000	7,070
HCA, Inc. Senior Notes 7.50% due 11/15/95	10,000	7,450
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	90,000	95,400

13

Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	5,000	4,700
Tenet Healthcare Corp. Senior Sec. Notes 8.88% due 07/01/19*	40,000	42,400
		157,020
Metal-Copper — 0.0%
Southern Copper Corp. Senior Notes 5.38% due 04/16/20	30,000	30,070
Multimedia — 0.8%
NBC Universal, Inc. Notes 3.65% due 04/30/15*	125,000	127,825
NBC Universal, Inc. Notes 6.40% due 04/30/40*	20,000	21,364
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	230,000	272,444
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	20,000	22,594
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	135,000	173,085
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	18,000	22,343
Time Warner, Inc. Bonds 6.63% due 05/15/29	230,000	253,130
Viacom, Inc. Senior Notes 6.13% due 10/05/17	215,000	244,163
		1,136,948
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	5,000	5,325
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	11,000	11,529
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	34,000	36,465
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	10,000	10,813
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	10,000	10,250
		57,528
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 5.50% due 05/15/12	180,000	191,871
Xerox Corp. Senior Notes 5.63% due 12/15/19	15,000	15,962
Xerox Corp. Senior Notes 8.25% due 05/15/14	55,000	64,468
		272,301
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Debentures 6.20% due 03/15/40	164,000	129,754
Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	15,000	15,994
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	30,000	30,487
Chesapeake Energy Corp.
Company Guar. Notes
6.88% due 11/15/20	30,000	30,262
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	15,000	14,775
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	14,000	12,721
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	10,000	10,238
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	15,000	14,850
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,131
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	27,000	33,408
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	5,000	6,068
		313,688
Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 9.75% due 06/01/19	20,000	20,750
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	60,000	61,653
Valero Energy Corp. Senior Notes 6.13% due 06/15/17	10,000	10,620
		93,023
Oil-Field Services — 0.0%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	20,000	21,500
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/17	20,000	17,800
		39,300
Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	25,000	25,500

14

Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	10,000	10,100
International Paper Co. Senior Notes 5.25% due 04/01/16	155,000	163,802
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	130,000	141,257
		340,659
Pharmacy Services — 0.1%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	80,000	90,577
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	6,000	5,925
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	15,000	15,413
Pipelines — 0.5%
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	10,000	9,450
El Paso Corp. Senior Notes 7.00% due 06/15/17	45,000	44,747
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	24,000	24,512
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	9,000	9,458
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	10,000	11,212
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	10,000	10,100
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	250,000	248,949
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	8,000	8,358
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	20,000	21,745
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16*	10,000	10,600
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	200,000	190,224
Rockies Express Pipeline LLC Senior Notes 6.88% due 04/15/40*	10,000	9,191
Williams Partners LP Senior Notes 3.80% due 02/15/15*	85,000	85,552
Williams Partners LP Senior Notes 7.50% due 06/15/11	26,000	27,279
		711,377
Printing-Commercial — 0.0%
Commercial Services-Finance — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	20,000	19,850
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	6,000	6,195
		26,045
Publishing-Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	5,000	4,650
Racetracks — 0.0%
Penn National Gaming, Inc. Notes 8.75% due 08/15/19	30,000	30,825
Real Estate Investment Trusts — 1.0%
Brandywine Operating Partnership LP
Senior Notes
5.70% due 05/01/17	10,000	9,770
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	58,000	59,921
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	109,038
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17*	40,000	41,000
ERP Operating LP Notes 5.75% due 06/15/17	150,000	161,626
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	5,000	5,283
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/20	4,000	4,138
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	20,000	19,600
Kimco Realty Corp. Notes 5.58% due 11/23/15	170,000	181,091
Liberty Property LP Senior Notes 8.50% due 08/01/10	185,000	185,597
ProLogis Senior Notes 7.38% due 10/30/19	15,000	14,691
Realty Income Corp. Senior Notes 5.75% due 01/15/21	10,000	10,201
Realty Income Corp. Senior Notes 6.75% due 08/15/19	190,000	209,688
Simon Property Group LP Notes 5.30% due 05/30/13	125,000	134,476
Simon Property Group LP Senior Notes 6.75% due 05/15/14	25,000	28,098
Simon Property Group LP Senior Notes 10.35% due 04/01/19	90,000	119,795

15

United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	270,000	286,813
		1,580,826
Real Estate Management/Services — 0.0%
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	5,000	5,600
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	110,000	113,335
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	75,000	78,219
		191,555
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(9)(14)	10,000	75
Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	10,000	9,937
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	5,000	4,863
		14,800
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	15,000	15,112
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	25,000	25,219
		40,331
Retail-Discount — 0.3%
Target Corp. Senior Notes 7.00% due 01/15/38	210,000	268,265
Wal-Mart Stores, Inc. Senior Notes 4.88% due 07/08/40	23,000	22,407
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	60,000	63,192
Wal-Mart Stores, Inc. Notes 5.63% due 04/01/40	20,000	21,824
		375,688
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	20,000	20,315
CVS Caremark Corp. Senior Notes 6.13% due 09/15/39	10,000	10,689
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	25,000	27,276
CVS Caremark Corp. Notes 6.60% due 03/15/19	105,000	122,187
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	132,937	146,609
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	7,950	9,053
		336,129
Retail-Mail Order — 0.0%
QVC, Inc.
Senior Sec. Notes
7.50% due 10/01/19*	30,000	29,475
Retail-Propane Distribution — 0.0%
Inergy LP/Inergy Finance Corp.
Company Guar. Notes 8.25% due 03/01/16	5,000	5,063
Retail-Regional Department Stores — 0.1%
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	9,000	8,505
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	40,000	40,100
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	5,000	4,800
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	10,000	9,625
		63,030
Retail-Toy Stores — 0.0%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	9,000	9,225
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	15,000	15,413
Satellite Telecom — 0.0%
Intelsat Corp. Senior Notes 9.25% due 06/15/16	4,000	4,200
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	10,000	9,903
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	10,000	8,550
Special Purpose Entities — 0.4%
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	70,000	73,850
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	3,500

16

Farmers Exchange Capital Notes 7.05% due 07/15/28*	270,000	257,545
Fresenius U.S. Finance II Senior Notes 9.00% due 07/15/15*	15,000	16,256
Goldman Sachs Capital II Company Guar. Bonds 5.79% due 06/01/12(5)(13)	5,000	3,775
Hidden Ridge Facility Trustee Senior Sec. Notes 5.75% due 01/01/21*(2)	10,000	10,050
Teco Finance, Inc. Company Guar. Notes 5.15% due 03/15/20	185,000	192,828
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	8,000	9,102
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	5,000	5,410
		572,315
Steel-Producers — 0.0%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	5,000	4,850
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	5,000	5,019
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	15,000	15,075
		24,944
Telecom Services — 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	5,000	4,956
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	21,275
Qwest Corp. Senior Notes 8.88% due 03/15/12	32,000	34,320
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	31,000	32,628
SBA Tower Trust Notes 4.25% due 04/15/15*	200,000	208,302
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	170,000	211,845
		513,326
Telephone-Integrated — 0.1%
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/17	20,000	18,700
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	10,000	9,275
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	30,000	27,750
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17*	2,000	2,008
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20*	2,000	2,005
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	46,000	47,265
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	8,000	6,640
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	20,000	18,100
Sprint Capital Corp.
Company Guar. Notes
8.75% due 03/15/32	5,000	4,775
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	10,000	10,553
Windstream Corp. Bonds 7.88% due 11/01/17	30,000	29,287
		176,358
Television — 0.3%
CBS Corp. Company Guar. Notes 4.63% due 05/15/18	16,000	15,972
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	175,000	206,311
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	120,000	150,974
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13†*(2)(3)(5)(9)(11)(14)	11,593	0
Umbrella Acquisition, Inc. Company Guar. Notes 10.50% due 03/15/15*(9)	7,000	5,828
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(14)	5,000	3
		379,088
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	35,000	43,684
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	135,000	170,961
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	165,000	167,612
		382,257
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	28,233	23,857

17

Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	19,838	19,045
		42,902
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	17,000	17,896
GATX Corp. Senior Notes 4.75% due 05/15/15	10,000	10,427
		28,323
Transport-Services — 0.0%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	10,000	9,550
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	39,000	39,877
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	21,000	22,141
Motorola, Inc. Debentures 6.50% due 09/01/25	22,000	21,905
		44,046
Total U.S. CORPORATE BONDS & NOTES (cost $22,730,944)		23,979,747
FOREIGN CORPORATE BONDS & NOTES — 2.7%
Banks-Commercial — 0.3%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	5,000	5,064
ANZ National International, Ltd. Company Guar. Notes 6.20% due 07/19/13*	10,000	11,079
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(5)(13)	20,000	16,300
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	125,000	126,156
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(5)(13)	9,000	7,245
BNP Paribas Sub. Notes 4.80% due 06/24/15*	10,000	10,161
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	20,000	19,885
Groupe BPCE Notes 3.35% due 09/30/10(5)(13)	23,000	14,678
Nordea Bank AB Sub. Bonds 8.38% due 03/25/15(5)(13)	8,000	8,400
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	170,000	181,782
Westpac Banking Corp. Jr. Sub. Notes 0.62% due 09/30/10(5)(13)	40,000	26,400
		427,150
Banks-Money Center — 0.4%
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/20*	100,000	94,390
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	200,000	216,456
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	185,000	207,194
		518,040
Brewery — 0.2%
Cia de Bebidas das Americas Notes 8.75% due 09/15/13	220,000	257,400
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	125,000	130,240
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40*	10,000	10,442
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	10,000	10,493
		20,935
Computers-Memory Devices — 0.0%
Seagate Technology International Sec. Notes 10.00% due 05/01/14*	25,000	28,500
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(2)(3)	24,675	0
Diversified Banking Institutions — 0.3%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(5)(13)	3,000	2,205
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	330,000	355,635
		357,840
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	35,000	36,313
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	20,000	23,271
Electric-Integrated — 0.2%
EDF SA Notes 6.50% due 01/26/19*	130,000	151,269
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	130,000	139,029

18

TransAlta Corp. Notes 5.75% due 12/15/13	14,000	15,255
		305,553
Insurance-Multi-line — 0.0%
Aegon NV Sub. Notes 3.89% due 07/15/14(5)(13)	18,000	10,625
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	21,000	21,488
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	14,000	14,458
		46,571
Insurance-Reinsurance — 0.0%
Endurance Specialty Holdings, Ltd. Senior Notes 7.00% due 07/15/34	10,000	9,542
Metal-Diversified — 0.1%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	14,000	15,173
Inco, Ltd. Bonds 7.20% due 09/15/32	100,000	107,413
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	14,000	15,339
		137,925
Oil & Gas Drilling — 0.0%
Transocean, Inc. Senior Notes 6.00% due 03/15/18	4,000	3,681
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	11,000	10,762
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	10,000	8,700
		19,462
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	20,000	17,043
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/19	10,000	8,307
Petrobras International Finance Co. Company Guar. Notes 6.88% due 01/20/40	60,000	60,490
Statoil ASA Company Guar. Notes 7.15% due 11/15/25	30,000	36,441
		122,281
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	175,000	180,054
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/40	10,000	10,761
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(16)	27,000	27,473
Special Purpose Entities — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	11,000	11,168
AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	13,000	13,410
		24,578
Steel-Producers — 0.1%
ArcelorMittal
Senior Notes
6.13% due 06/01/18	115,000	120,276
ArcelorMittal Senior Notes 7.00% due 10/15/39	45,000	47,532
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	10,000	9,500
		177,308
SupraNational Banks — 0.0%
Asian Development Bank Bonds 5.82% due 06/16/28	9,000	10,315
Telephone-Integrated — 0.7%
British Telecom PLC Senior Notes 5.15% due 01/15/13	175,000	183,525
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	100,000	129,170
France Telecom SA Notes 8.50% due 03/01/31	145,000	199,535
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	31,000	31,287
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	200,000	207,248
Telefonica Emisiones SAU Company Guar. Notes 0.67% due 02/04/13(5)	10,000	9,642
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	300,000	297,936
Telefonica Emisiones SAU Company Guar. Notes 5.13% due 04/27/20	10,000	10,023

19

Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	10,000		10,882
			1,079,248
Television — 0.0%
Videotron Ltee 9.13% due 04/15/18	15,000		16,275
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	95,000		124,491
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc. Notes 8.88% due 11/01/17*	20,000		20,150
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28	10,000		12,261
Kansas City Southern de Mexico SA de CV Senior Notes 8.00% due 02/01/18*	5,000		5,175
			17,436
Total Foreign Corporate Bonds & Notes (cost $3,899,051)			4,132,793
FOREIGN GOVERNMENT AGENCIES — 0.4%
Sovereign — 0.4%
Republic of Argentina Bonds 8.28% due 12/31/33(15)	25,697		17,570
Republic of Indonesia Bonds 6.63% due 02/17/37	100,000		105,652
Republic of Turkey Senior Bonds 11.88% due 01/15/30	42,000		68,040
Republic of Venezuela Bonds 9.25% due 09/15/27	95,000		63,887
Russian Federation Bonds 3.63% due 04/29/15*	300,000		290,250
Russian Federation Senior Bonds 7.50% due 03/31/30(16)	46,000		51,856
United Mexican States Notes 5.95% due 03/19/19	60,000		66,600
Total Foreign Government Agencies (cost $678,407)			663,855
FOREIGN GOVERNMENT TREASURIES — 0.5%
Sovereign — 0.5%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17 (cost $560,387)	BRL	1,450,000	725,832
LOANS(17)(18) — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. BTL-B 3.31% due 12/16/13(5)	91,047		86,219
Ford Motor Co. BTL-B 3.35% due 12/16/13(5)	100,735		95,394
Total Loans (cost $191,781)			181,613
MUNICIPAL BONDS & NOTES — 0.3%
Municipal Bonds — 0.3%
California State Build America General Obligation Bonds 6.20% due 10/01/19	75,000		78,403
California State Build America General Obligation Bonds 7.55% due 04/01/39	170,000		182,419
Chicago Transit Authority Revenue Bonds 6.20% due 12/01/40	16,000		16,559
Municipal Electric Authority of Georgia
Build America Revenue Bonds 6.66% due 04/01/57	20,000		19,291
New Jersey State Turnpike Authority Build America Revenue Bonds 7.41% due 01/01/40	100,000		121,810
Total Municipal Bonds & Notes (cost $409,250)			418,482
U.S. GOVERNMENT AGENCIES — 12.6%
Federal Home Loan Mtg. Corp. — 1.8%
4.50% due 01/01/39	39,646		41,146
5.00% due 05/01/20	698,457		749,477
5.00% due 05/01/34	150,822		160,090
5.00% due 07/01/35	29,071		30,830
5.00% due 08/01/35	142,302		150,912
5.00% due 03/01/38	55,634		58,937
5.50% due 07/01/34	46,375		50,022
5.50% due 05/01/37	43,720		46,972
5.50% due 09/01/37	71,289		76,592
5.50% due 07/01/38	34,326		36,880
5.98% due 10/01/36(5)	105,399		113,073
6.00% due 08/01/26	180,506		197,277
6.00% due 12/01/36	35,068		38,150
6.00% due 04/01/40	481,990		523,790
6.50% due 05/01/16	2,195		2,385
6.50% due 05/01/29	6,856		7,631
6.50% due 03/01/36	30,076		33,062
6.50% due 05/01/36	5,029		5,528
7.00% due 04/01/32	11,668		13,167
7.50% due 08/01/23	607		684
7.50% due 08/01/25	1,989		2,243
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(8)	54,807		55,861
Series 2586, Class NK
3.50% due 08/15/16(8)	18,700		19,008
Series 3102, Class PG
5.00% due 11/15/28(8)	78,000		81,364
Series 3317, Class PD
5.00% due 09/15/31(8)	100,000		105,417
Series 3349, Class HB
5.50% due 06/15/31(8)	87,000		92,170
Series 1577, Class PK
6.50% due 09/15/23(8)	40,000		42,960
Series 1226, Class Z

20

7.75% due 03/15/22(8)	1,785	1,944
		2,737,572
Federal National Mtg. Assoc. — 8.6%
2.13% due 01/25/13	18,000	18,142
4.50% due 01/01/39	44,756	46,485
4.50% due 06/01/39	633,021	657,274
4.56% due 01/01/15	577,920	618,269
4.85% due 11/01/15	606,182	662,029
5.00% due 03/15/16	18,000	20,468
5.00% due 03/01/18	19,297	20,755
5.00% due 06/01/19	8,407	9,042
5.00% due 02/01/20	38,763	41,691
5.00% due 05/01/35	19,041	20,211
5.50% due 03/01/18	34,875	37,875
5.50% due 05/01/20	178,123	193,277
5.50% due 06/01/20	141,569	153,614
5.50% due 11/01/22	34,173	36,967
5.50% due 06/01/34	37,240	40,105
5.50% due 06/01/35	1,030,806	1,109,147
5.50% due 12/01/35	88,769	95,515
5.50% due 06/01/36	577,813	623,532
5.50% due 11/01/36	29,183	31,374
5.50% due 12/01/36	34,890	37,509
5.50% due 05/01/37	46,251	49,713
5.50% due 07/01/38	140,062	150,546
5.50% due July TBA	400,000	429,375
5.92% due 10/01/11	404,341	418,805
6.00% due 06/01/17	17,253	18,813
6.00% due 06/01/21	553,707	603,757
6.00% due 12/01/33	57,860	63,731
6.00% due 05/01/34	41,233	45,237
6.00% due 07/01/34	12,508	13,710
6.00% due July TBA	3,900,000	4,229,671
6.06% due 09/01/11	202,683	212,649
6.38% due 08/01/11	268,098	274,426
6.50% due 09/01/32	51,665	57,682
6.50% due 07/01/36	24,354	26,749
6.50% due July TBA	1,700,000	1,861,765
7.00% due 06/01/37	185,188	205,963
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30(8)	95,000	101,298
		13,237,171
Government National Mtg. Assoc. — 2.2%
4.50% due July TBA	3,000,000	3,124,686
6.00% due 11/15/28	100,144	110,825
7.00% due 07/15/33	32,920	37,252
7.50% due 01/15/32	9,889	11,274
8.50% due 11/15/17	1,802	1,977
9.00% due 11/15/21	613	706
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(8)	2,747	3,137
Series 2005-74, Class HC
7.50% due 09/16/35(8)	16,948	19,346
		3,309,203
Total U.S. Government Agencies (cost $18,666,200)		19,283,946
U.S. GOVERNMENT TREASURIES — 3.8%
United States Treasury Bonds — 1.5%
United States Treasury Bonds
2.63% due 07/15/17 TIPS	999,229	1,127,177
3.50% due 02/15/39	23,000	21,365
4.38% due 02/15/38	500,000	540,625
4.38% due 11/15/39	17,000	18,352
4.50% due 02/15/36	490,000	541,297
4.50% due 05/15/38	13,000	14,339
4.50% due 08/15/39	7,000	7,710
5.25% due 11/15/28	31,000	37,311
		2,308,176
United States Treasury Notes — 2.3%
United States Treasury Notes
1.88% due 06/15/12	5,000	5,123
1.88% due 04/30/14	3,000,000	3,054,141
3.38% due 11/15/19	6,000	6,214
4.50% due 03/31/12(19)	500,000	534,903
		3,600,381
Total U.S. Government Treasuries (cost $5,865,352)		5,908,557
WARRANTS — 0.0%
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Expires 02/19/14†(2)(3) (cost $50)	48	0
Total Long-Term Investment Securities (cost $143,412,146)		149,545,549

SHORT-TERM INVESTMENT SECURITIES — 1.7%
U.S. Government Agencies — 1.7%
Federal Home Loan Bank Disc. Notes 0.00% due 07/01/10 (cost $2,600,000)	2,600,000	2,600,000
REPURCHASE AGREEMENTS — 6.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/10, to be repurchased 07/01/10 in the amount of $872,000 and collateralized by $875,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $893,638	872,000	872,000
Bank of America Securities Joint Repurchase Agreement(20)	3,535,000	3,535,000
State Street Bank & Trust Co., Joint Repurchase Agreement(20)	2,741,000	2,741,000
UBS Securities LLC, Joint Repurchase Agreement(20)	3,020,000	3,020,000
Total Repurchase Agreements (cost $10,168,000)		10,168,000
TOTAL INVESTMENTS (cost $156,180,146) (21)	105.7%	162,313,549
Liabilities in excess of other assets	(5.7)	(8,692,804)
NET ASSETS	100.0%	$153,620,745

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2010, the aggregate value of these securities was $6,723,604 representing 4.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at June 30, 2010. The aggregate value of these securities was $5,374,227 representing 3.5% of net assets. Securities are classified as Level 3 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At June 30, 2010, the aggregate value of these securities was $4,000 representing 0% of net assets.

21

(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2010.
(6)	Commercial Mortgage Backed Security
(7)	Variable Rate Security - the rate reflected is as of June 30, 2010, maturity date reflects the stated maturity date.
(8)	Collateralized Mortgage Obligation
(9)	Income may be received in cash or additional shares at the discretion of the issuer.
(10)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2010, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Notes
7.50% due 08/15/09	08/11/2005	$5,000	$5,000	$4,000	$80.00	0.00%

(11)	Company has filed for Chapter 11 bankruptcy protection.
(12)	Security in default of interest and principal at maturity.
(13)	Perpetual maturity - maturity date reflects the next call date.
(14)	Bond in default
(15)	A portion of the interest was paid in additional bonds.
(16)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2010.
(17)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(18)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(19)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(20)	See Note 2 for details of Joint Repurchase Agreements.
(21)	See Note 4 for cost of investments on a tax basis.
(22)	Denominated in United States dollars unless otherwise indicated.
ADR	—	American Depository Receipt
BTL	—	Bank Term Loan
FDIC	—	Federal Deposit Insurance Corporation
REMIC	—	Real Estate Mortgage Investment Conduit
TBA	—	Securities purchased on forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	—	Treasury Inflation Protected Securities

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2010	Unrealized Appreciation (Depreciation)
27	Short	Australian 10 YR Bonds	September 2010	$17,266,136	$17,304,660	$(38,524)
87	Long	U.S. Treasury 2 YR Notes	September 2010	18,997,793	19,038,047	40,254
12	Long	U.S. Treasury 5 YR Notes	September 2010	1,419,566	1,420,219	653
81	Short	U.S. Treasury 10 YR Notes	September 2010	9,776,586	9,926,297	(149,711)
16	Short	U.S. Treasury Long Bonds	September 2010	2,009,715	2,040,000	(30,285)
						$(177,613)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.
	JPY	111,000,000	USD	1,224,340	9/15/2010	$—	$(32,654)
	USD	140,284	KRW	172,662,000	9/15/2010	673	—
						673	(32,654)
BNP-Paribas S.A.
	BRL	634,000	USD	340,952	9/15/2010	—	(4,487)
Citibank, N.A.
	JPY	21,850,000	USD	244,855	9/15/2010	—	(2,580)
	MXN	2,720,000	USD	214,633	9/15/2010	5,950	—
	USD	216,968	JPY	19,700,000	9/15/2010	6,121	—
	USD	254,864	MXN	3,275,000	9/15/2010	—	(3,600)
						12,071	(6,180)
Deutsche Bank AG
	CZK	16,570,000	USD	770,913	9/15/2010	—	(16,886)
	USD	741,219	HUF	178,100,000	9/15/2010	15,965	—
						15,965	(16,886)
JPMorgan Chase Bank, N.A.
	BRL	634,000	USD	341,319	9/15/2010	—	(4,120)
	JPY	33,815,000	USD	381,183	9/15/2010	—	(1,747)
	KRW	364,790,000	USD	308,226	9/15/2010	10,419	—
	USD	303,314	JPY	27,550,000	9/15/2010	8,670	—
	USD	252,039	MXN	3,275,000	9/15/2010	—	(776)
	USD	727,914	KRW	902,216,000	9/15/2010	8,636	—
						27,725	(6,643)
Royal Bank of Canada
	USD	424,875	MXN	5,487,000	9/15/2010	—	(3,903)

Net Unrealized Appreciation (Depreciation)						$56,434	$(70,753)

BRL — Brazilian Real
CZK — Czech Koruna
HUF — Hungarian Forint
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$8,128,651	$—		$—	$8,128,651
Other Industries*	67,854,413	5,374,227	#	0	73,228,640
Preferred Stocks	143,106	31,675		—	174,781
Asset Backed Securities	—	12,544,653		169,999	12,714,652
Convertible Bonds & Notes	—	—		4,000	4,000
U.S. Corporate Bonds & Notes	—	23,889,786		89,961	23,979,747
Foreign Corporate Bonds & Notes	—	4,132,793		0	4,132,793
Foreign Government Agencies	—	663,855		—	663,855
Foreign Government Treasuries	—	725,832		—	725,832
Loans	—	181,613		—	181,613
Municipal Bonds & Notes	—	418,482		—	418,482
U.S. Government Agencies	—	19,283,946		—	19,283,946
U.S. Government Treasuries	—	5,908,557		—	5,908,557
Warrants	—	—		0	0
Short-Term Investment Securities:
U.S. Government Agencies	—	2,600,000		—	2,600,000
Repurchase Agreements	—	10,168,000		—	10,168,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	40,907	—		—	40,907
Open Futures Contracts - Depreciation	(218,520)	—		—	(218,520)
Open Forward Foreign Currency Contracts - Appreciation	—	56,434		—	56,434
Open Forward Foreign Currency Contracts - Depreciation	—	(70,753)		—	(70,753)
Total	$75,948,557	$85,909,100		$263,960	$162,121,617

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $5,374,227 representing 3.5% of net ssets. See Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants

Balance as of 3/31/2010	$—	$459,984	$3,500	$108,177	$0	$—
Accrued discounts/premiums	—	1	—	1	—	—
Realized gain(loss)	—	—	—	(8,844)	325	—
Change in unrealized appreciation(depreciation)(1)	—	9,999	500	8,643	—	(50)
Net purchases(sales)	0	169,999	—	(18,016)	(325)	50
Transfers in and/or out of Level 3 (2)	—	(469,984)	—	—	—	—
Balance as of 6/30/2010	$0	$169,999	$4,000	$89,961	$0	$0

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at June 30, 2010 includes:

Common Stock	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$—	$500	$(6,189)	$—	$(50)

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

22

SEASONS SERIES TRUST

MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2010
(unaudited)

Security Description	Shares/ Principal Amount(22)	Value (Note 1)
COMMON STOCK — 29.1%
Aerospace/Defense — 0.0%
The Boeing Co.	197	$12,362
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	1,300	86,125
United Technologies Corp.	1,971	127,938
		214,063
Agricultural Chemicals — 0.3%
Monsanto Co.	4,437	205,078
Potash Corp. of Saskatchewan, Inc.	1,971	169,979
		375,057
Apparel Manufacturers — 0.1%
Coach, Inc.	1,863	68,093
Applications Software — 0.3%
Microsoft Corp.	11,832	272,255
Salesforce.com, Inc.†	371	31,839
		304,094
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.†	44,835	451,937
Banks-Commercial — 0.4%
Lloyds Banking Group PLC†(1)	56,525	45,352
Regions Financial Corp.	13,803	90,824
Standard Chartered PLC(1)	15,358	372,829
		509,005
Banks-Fiduciary — 0.2%
State Street Corp.	4,528	153,137
The Bank of New York Mellon Corp.	1,986	49,034
		202,171
Banks-Super Regional — 0.8%
Capital One Financial Corp.	4,337	174,781
Fifth Third Bancorp	11,832	145,415
PNC Financial Services Group, Inc.	3,255	183,908
SunTrust Banks, Inc.	3,255	75,842
US Bancorp	5,521	123,394
Wells Fargo & Co.	8,283	212,045
		915,385
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	1,874	114,220
The Coca-Cola Co.	3,255	163,141
		277,361
Brewery — 0.8%
Anheuser-Busch InBev NV(1)	18,795	902,799
Casino Hotels — 0.2%
Boyd Gaming Corp.†	3,157	26,803
MGM Resorts International†	3,100	29,884
Wynn Resorts, Ltd.	2,355	179,616
		236,303
Casino Services — 0.1%
International Game Technology	5,817	91,327
Chemicals-Diversified — 0.4%
Celanese Corp., Series A	2,860	71,243
E.I. du Pont de Nemours & Co.	2,071	71,636
Israel Chemicals, Ltd.(1)	18,478	192,696
The Dow Chemical Co.	6,902	163,715
		499,290
Chemicals-Specialty — 0.1%
Albemarle Corp.	1,800	71,478
Commercial Services-Finance — 0.0%
Mastercard, Inc., Class A	296	59,061
Computers — 4.0%
Apple, Inc.†	14,195	3,570,468
Dell, Inc.†	12,031	145,094
Hewlett-Packard Co.	5,028	217,612
Research In Motion, Ltd.†	17,966	885,005
		4,818,179
Computers-Memory Devices — 0.1%
EMC Corp.†	7,790	142,557
Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	4,849	381,907
The Procter & Gamble Co.	4,042	242,439
		624,346
Cruise Lines — 0.2%
Carnival Corp.	4,929	149,053
Royal Caribbean Cruises, Ltd.†	1,578	35,931
		184,984
Diversified Banking Institutions — 2.5%
Bank of America Corp.	88,077	1,265,667
JPMorgan Chase & Co.	23,782	870,659
Morgan Stanley	7,494	173,936
The Goldman Sachs Group, Inc.	4,746	623,007
		2,933,269
Diversified Manufacturing Operations — 0.4%
Eaton Corp.	1,480	96,851
General Electric Co.	12,325	177,727
Honeywell International, Inc.	2,663	103,937
Parker Hannifin Corp.	2,466	136,764
		515,279
Diversified Minerals — 0.1%
Vale SA ADR	4,756	115,809
E-Commerce/Products — 0.0%
Amazon.com, Inc.†	100	10,926
Electric Products-Misc. — 0.2%
Emerson Electric Co.	1,885	82,356
LG Electronics, Inc.(1)	2,286	174,567
		256,923
Electric-Integrated — 0.1%
Dominion Resources, Inc.	1,775	68,764
NextEra Energy, Inc.	1,183	57,683
Progress Energy, Inc.	1,283	50,319
		176,766
Electronic Components-Misc. — 0.3%
Tyco Electronics, Ltd.	15,625	396,562
Electronic Components-Semiconductors — 0.4%
Broadcom Corp., Class A	1,971	64,984
Intel Corp.	10,845	210,935
Micron Technology, Inc.†	13,803	117,187
Texas Instruments, Inc.	2,960	68,909
		462,015
Electronic Connectors — 0.2%
Amphenol Corp., Class A	5,350	210,148

1

Electronic Forms — 0.1%
Adobe Systems, Inc.†	6,506	171,954
Enterprise Software/Service — 1.1%
Oracle Corp.	58,591	1,257,363
Entertainment Software — 0.1%
Activision Blizzard, Inc.	16,271	170,683
Finance-Investment Banker/Broker — 0.3%
The Charles Schwab Corp.	27,861	395,069
Finance-Other Services — 0.4%
CME Group, Inc.	1,615	454,703
Food-Misc. — 0.1%
Kellogg Co.	1,085	54,576
Kraft Foods, Inc., Class A	2,663	74,564
		129,140
Hotels/Motels — 0.4%
Hyatt Hotels Corp., Class A†	888	32,936
Marriott International, Inc., Class A	8,684	259,999
Starwood Hotels & Resorts Worldwide, Inc.	3,249	134,606
		427,541
Human Resources — 0.1%
Monster Worldwide, Inc.†	9,308	108,438
Independent Power Producers — 0.0%
Mirant Corp.†	62	655
Industrial Audio & Video Products — 0.0%
Dolby Laboratories, Inc., Class A†	789	49,462
Insurance-Life/Health — 0.4%
Prudential Financial, Inc.	1,971	105,764
Prudential PLC(1)	51,067	382,753
		488,517
Insurance-Multi-line — 0.5%
ACE, Ltd.	9,440	485,971
MetLife, Inc.	3,746	141,449
		627,420
Investment Management/Advisor Services — 0.2%
Franklin Resources, Inc.	986	84,983
T. Rowe Price Group, Inc.	2,663	118,211
		203,194
Medical Instruments — 0.0%
St. Jude Medical, Inc.†	1,381	49,840
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	1,283	63,855
Medical Products — 0.2%
Baxter International, Inc.	986	40,071
Johnson & Johnson	3,943	232,874
		272,945
Medical-Biomedical/Gene — 2.1%
Amgen, Inc.†	3,846	202,300
Celgene Corp.†	22,564	1,146,702
Gilead Sciences, Inc.†	29,041	995,525
Human Genome Sciences, Inc.†	3,481	78,879
Myriad Genetics, Inc.†	1,381	20,646
Vertex Pharmaceuticals, Inc.†	1,085	35,697
		2,479,749
Medical-Drugs — 0.5%
Abbott Laboratories	3,354	156,900
Merck & Co., Inc.	5,914	206,812
Pfizer, Inc.	14,099	201,052
		564,764
Metal Processors & Fabrication — 0.4%
Precision Castparts Corp.	4,533	466,536
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,944	114,949
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	400	11,420
Multimedia — 0.7%
News Corp., Class A	49,210	588,552
The Walt Disney Co.	4,634	145,971
Time Warner, Inc.	3,385	97,860
		832,383
Networking Products — 0.2%
Cisco Systems, Inc.†	13,496	287,600
Oil Companies-Exploration & Production — 0.5%
Apache Corp.	1,381	116,266
Continental Resources, Inc.†	1,578	70,410
Devon Energy Corp.	1,381	84,131
EOG Resources, Inc.	1,183	116,372
Occidental Petroleum Corp.	1,578	121,743
Petrohawk Energy Corp.†	1,480	25,116
Range Resources Corp.	789	31,678
Southwestern Energy Co.†	1,775	68,586
		634,302
Oil Companies-Integrated — 1.2%
BG Group PLC(1)	12,514	185,246
BP PLC ADR	691	19,956
CB Simmons Co.†(2)(3)	2,000	0
Chevron Corp.	2,269	153,974
Exxon Mobil Corp.	4,042	230,677
Hess Corp.	3,648	183,640
Marathon Oil Corp.	888	27,608
Petroleo Brasileiro SA ADR	13,020	446,847
Suncor Energy, Inc.	5,213	153,471
		1,401,419
Oil-Field Services — 0.3%
Schlumberger, Ltd.	4,140	229,107
Smith International, Inc.	2,663	100,262
Weatherford International, Ltd.†	4,140	54,400
		383,769
Optical Supplies — 0.5%
Alcon, Inc.	3,975	589,055
Pharmacy Services — 0.3%
Express Scripts, Inc.†	4,636	217,985
Medco Health Solutions, Inc.†	1,971	108,562
		326,547

2

Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	9,203	124,056
Real Estate Operations & Development — 0.1%
Hang Lung Properties, Ltd.(1)	45,000	173,453
Retail-Apparel/Shoe — 0.4%
Limited Brands, Inc.	19,950	440,296
Retail-Building Products — 0.0%
Home Depot, Inc.	1,748	49,066
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,860	96,840
Retail-Discount — 0.2%
Target Corp.	4,634	227,854
Wal-Mart Stores, Inc.	1,381	66,384
		294,238
Retail-Drug Store — 0.2%
CVS Caremark Corp.	9,557	280,211
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	3,451	74,127
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	1,868	88,730
Macy’s, Inc.	1,775	31,773
		120,503
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	1,775	68,959
Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.†	7,790	193,893
Semiconductor Components-Integrated Circuits — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26	254
Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC(1)	5,690	263,200
Software Tools — 0.1%
VMware, Inc. Class A†	2,663	166,677
Steel-Producers — 0.1%
United States Steel Corp.	2,768	106,706
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	2,928	47,287
Telephone-Integrated — 0.2%
AT&T, Inc.	5,862	141,802
Verizon Communications, Inc.	2,466	69,097
		210,899
Tobacco — 0.0%
Altria Group, Inc.	2,368	47,455
Transport-Rail — 0.2%
Union Pacific Corp.	3,549	246,691
Transport-Services — 0.3%
United Parcel Service, Inc., Class B	5,420	308,344
Vitamins & Nutrition Products — 0.3%
Mead Johnson Nutrition Co.	7,695	385,673
Web Portals/ISP — 1.2%
Google, Inc., Class A†	2,359	1,049,637
Yahoo!, Inc.†	29,015	401,277
		1,450,914
Wireless Equipment — 0.6%
Crown Castle International Corp.†	14,525	541,202
QUALCOMM, Inc.	4,712	154,742
		695,944
Total Common Stock (cost $32,118,109)		34,846,507
PREFERRED STOCK — 0.3%
Banks-Super Regional — 0.1%
US Bancorp 7.19%(4)	50	36,656
Wachovia Capital Trust IX 6.38%	2,050	47,171
		83,827
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*	30	23,319
HSBC Holdings PLC 8.00%	900	22,635
		45,954
Diversified Financial Services — 0.1%
General Electric Capital Corp. 5.50%(16)	2,682	67,586
Finance-Investment Banker/Broker — 0.0%
JPMorgan Chase Capital XXIX 6.70%	1,800	42,678
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.†	900	306
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(5)	5,600	112,000
Total Preferred Stock (cost $392,586)		352,351

3

ASSET BACKED SECURITIES — 12.6%
Diversified Financial Services — 12.6%
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	$340,000	344,769
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	70,000	70,795
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	34,750	34,772
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	75,000	77,945
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	33,907	34,116
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	175,000	181,318
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/13*	305,000	326,143
Bank of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(6)(7)	316,722	329,008
Bank of America Large Loan Inc., Series 2006-277A, Class PAA 5.10% due 10/10/15*(6)(7)	145,000	143,826
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW17, Class AM 5.92% due 06/11/50(6)(7)	650,000	561,387
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(6)	455,000	445,794
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.35% due 04/15/12(5)	2,161	2,161
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.36% due 12/15/12(5)	166,379	165,512
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.38% due 05/15/13(5)	114,354	113,582
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	4,323	4,334
Citigroup Commercial Mtg. Trust, Series 2007-C6, Class AM 5.70% due 12/10/49(5)(6)	500,000	426,907
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(5)(8)	262,744	174,932
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(6)(7)	700,000	744,266
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(8)	234,176	204,499
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(8)	120,723	108,021
Credit Suisse First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(6)	240,000	244,332
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(6)	190,000	198,219
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 2.26% due 05/25/35(5)(8)	302,852	256,458
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.65% due 03/06/20*(5)(6)	180,000	150,530
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(6)(7)	600,000	632,894
GS Mtg. Securities Corp. II,
Series 2006-GG6, Class A4
5.55% due 04/10/38(6)(7)	550,000	565,903
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 3.54% due 04/25/35(7)(8)	126,197	98,213
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.03% due 01/25/36(7)(8)	172,134	142,180
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.80% due 03/25/37(7)(8)	96,344	72,768
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.60% due 11/25/11*(5)	70,833	70,662
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	175,000	180,500
Impac CMB Trust, Series 2005-4, Class 1A1A 0.89% due 06/25/35(5)(8)	199,659	146,473
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(6)	284,990	284,936
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(6)	40,000	39,949

4

JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.87% due 04/15/45(6)(7)	600,000	639,393
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(6)	433,014	444,621
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 2.80% due 02/25/35(7)(8)	91,880	90,457
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 3.06% due 12/25/34(7)(8)	179,465	174,526
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(6)(7)	650,000	680,490
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(6)(7)	550,000	578,454
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(6)	335,000	352,433
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/43(6)(7)	600,000	650,028
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(6)	157,105	162,281
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(6)	189,548	198,268
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(8)	184,021	143,982
MortgageIT Trust, Series 2005-4, Class A1 0.63% due 10/25/35(5)(8)	449,653	320,746
Navistar Financial Corp. Owner Trust Series 2010-A, Class B 4.17% due 10/20/14*	180,000	181,059
OBP Depositor LLC Trust Series 2010-OBP, Class A 4.65% due 07/15/45*(2)	190,000	189,999
Residential Asset Securities Corp., Series 2006-EMX3, Class A2 0.53% due 04/25/36(5)	173,841	121,823
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33(7)	352,945	351,274
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.51% due 02/20/47(7)(8)	296,543	231,271
Sierra Receivables Funding Co., Series 2009-2A 4.52% due 08/20/26*	89,529	89,618
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 2.64% due 04/25/45(7)(8)	274,451	252,582
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	660,000	684,842
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 2.88% due 03/25/35(7)(8)	371,015	333,914
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 2.90% due 01/25/35(7)(8)	477,020	455,140
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.43% due 10/25/36(7)(8)	190,219	153,683
Total Asset Backed Securities (cost $14,801,587)		15,058,988
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc.
Senior Sec. Notes 7.50% due 08/15/09†(2)(3)(9)(10)(11)(12) (cost $10,000)	10,000	8,000
U.S. CORPORATE BONDS & NOTES — 24.6%
Advertising Agencies — 0.2%
The Interpublic Group of Cos., Inc.
Notes
6.25% due 11/15/14	218,000	219,090
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	40,000	44,100
		263,190
Aerospace/Defense — 0.0%
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	17,000	16,660
Agricultural Chemicals — 0.0%
CF Industries, Inc. Senior Notes 7.13% due 05/01/20	15,000	15,375
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	8,000	8,194
		23,569
Agricultural Operations — 0.3%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	285,000	309,267

5

Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	79,462	79,422
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	34,663	34,541
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	69,391	64,360
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	85,000	90,100
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	33,000	34,650
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	167,374	176,615
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	20,000	21,400
		501,088
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Notes 7.45% due 07/16/31	45,000	40,612
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	40,000	40,600
Auto/Truck Parts & Equipment-Original — 0.1%
Cooper-Standard Automotive, Inc. Senior Notes 8.50% due 05/01/18*	15,000	15,112
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	5,000	5,013
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	15,000	15,037
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	30,000	30,150
		65,312
Banks-Commercial — 1.0%
Branch Banking & Trust Co. Sub. Notes 0.78% due 05/23/17(5)	21,000	19,227
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	5,796	5,550
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	8,694	8,194
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	53,694	49,533
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	14,490	13,222
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	32,098	28,888
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	265,000	276,518
KeyBank NA Sub. Notes 7.41% due 10/15/27	10,000	11,038
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	265,428
Regions Financial Corp.
Senior Notes 5.75% due 06/15/15	25,000	24,842
Sovereign Bank Sub. Notes 8.75% due 05/30/18	400,000	458,528
US Bank NA Sub. Notes 3.78% due 04/29/20(5)	15,000	15,232
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	29,000	31,600
		1,207,800
Banks-Fiduciary — 0.2%
State Street Capital Trust IV Ltd. Guar. Notes 1.54% due 06/01/67(5)	82,000	58,663
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	200,000	204,809
		263,472
Banks-Money Center — 0.1%
Chase Capital III Ltd. Guar. Notes 1.09% due 03/01/27(5)	37,000	27,953
NB Capital Trust IV Bank Guar. Notes 8.25% due 04/15/27	85,000	82,875
		110,828
Banks-Mortgage — 0.0%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	40,000	40,400

6

Banks-Super Regional — 0.9%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	250,000	228,584
BAC Capital Trust XIII Ltd. Guar. Notes 0.94% due 03/15/12(5)(13)	82,000	48,474
BAC Capital Trust XV Ltd. Guar. Notes 1.34% due 06/01/56(5)	20,000	13,043
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	25,000	26,453
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	37,000	40,292
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(5)(13)	30,000	22,005
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	15,000	15,258
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	4,000	3,708
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/15/11(5)(13)	55,000	43,725
Wachovia Corp. Notes 5.75% due 02/01/18	445,000	487,519
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	100,000	109,319
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(5)(13)	20,000	20,600
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	30,000	32,710
		1,091,690
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	30,000	30,413
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15*	125,000	127,942
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	197,000	239,111
		367,053
Broadcast Services/Program — 0.4%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	7,000	4,917
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	160,000	164,039
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/20	15,000	15,592
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/40	20,000	21,374
Liberty Media LLC Debentures 8.25% due 02/01/30	45,000	41,400
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	7,000	7,035
Turner Broadcasting, Inc. Senior Notes 8.38% due 07/01/13	160,000	186,996
		441,353
Building Products-Wood — 0.0%
Masco Corp. Bonds 6.50% due 08/15/32	25,000	21,134
Masco Corp. Senior Notes 7.13% due 03/15/20	26,000	25,246
		46,380
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	15,000	14,250
Cable/Satellite TV — 1.3%
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	325,000	376,340
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	12,000	13,191
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	143,491
COX Communications, Inc. Notes 6.25% due 06/01/18*	75,000	83,630
COX Communications, Inc. Notes 7.13% due 10/01/12	15,000	16,667
COX Communications, Inc. Bonds 8.38% due 03/01/39*	110,000	149,527
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	85,000	85,956

7

CSC Holdings LLC Senior Notes 8.63% due 02/15/19	15,000	15,769
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	205,000	223,939
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	20,000	20,700
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	20,000	21,725
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	25,000	25,062
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	127,000	139,440
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	180,000	208,980
		1,524,417
Capacitors — 0.0%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	10,000	9,950
Casino Hotels — 0.1%
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	20,000	21,050
MGM Resorts International Senior Sec. Notes 11.13% due 11/15/17	20,000	22,050
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	15,000	14,962
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 1st Mtg. Notes 6.63% due 12/01/14	20,000	20,050
		78,112
Cellular Telecom — 0.7%
AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	313,699
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	120,000	134,538
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	210,000	273,029
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	40,000	40,800
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	12,000	12,540
		774,606
Chemicals-Diversified — 0.1%
LBI Escrow Corp. Senior Sec. Notes 8.00% due 11/01/17*	10,000	10,300
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	28,000	26,460
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	16,000	13,760
		50,520
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	30,000	27,075
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	94,000	98,837
Coal — 0.1%
Arch Coal, Inc. Senior Notes
8.75% due 08/01/16*	20,000	20,850
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17*	10,000	10,325
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	10,000	10,425
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	11,000	11,055
		52,655
Commercial Services — 0.0%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	20,000	18,050
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	17,000	17,788
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	15,000	15,788

8

SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	25,000	25,406
Unisys Corp. Senior Sec. Notes 12.75% due 10/15/14*	55,000	61,462
		120,444
Computers — 0.0%
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	40,000	46,058
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	30,000	32,600
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	15,000	15,150
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	45,000	45,450
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	16,000	16,640
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	8,000	7,280
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	40,000	41,700
		111,070
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	20,000	21,450
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	15,000	15,375
Data Processing/Management — 0.0%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	15,000	11,250
Decision Support Software — 0.0%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	25,000	23,906
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	25,000	18,656
Distribution/Wholesale — 0.0%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	15,000	15,038
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	25,000	24,250
		39,288
Diversified Banking Institutions — 2.4%
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/31	45,000	41,512
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	80,000	81,656
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	201,000	200,256
Bank of America Corp. Senior Notes 5.65% due 05/01/18	35,000	35,868
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	9,000	9,524
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(5)(13)	45,000	43,467
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	15,000	15,003
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	190,000	198,050
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	60,000	59,073
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	28,000	29,315
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	70,000	65,854
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	15,000	15,737
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	20,000	17,890
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	90,889
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	40,000	42,486
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	100,000	106,518
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	15,000	15,188

9

JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(5)	42,000	42,581
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	210,000	224,097
JP Morgan Chase & Co. Jr. Sub Notes 7.90% due 04/30/18(5)(13)	20,000	20,615
Morgan Stanley Sub. Notes 4.75% due 04/01/14	195,000	195,335
Morgan Stanley Senior Notes 5.63% due 09/23/19	130,000	125,764
Morgan Stanley Senior Notes 5.75% due 08/31/12	250,000	261,982
Morgan Stanley Senior Notes 6.00% due 04/28/15	192,000	200,654
The Goldman Sachs Group, Inc. Senior Notes 4.75% due 07/15/13	20,000	20,881
The Goldman Sachs Group, Inc. Senior Notes 5.25% due 04/01/13	20,000	21,050
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	200,000	210,688
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	117,975
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	15,000	16,120
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	110,000	116,427
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	70,000	66,879
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	185,000	181,363
		2,890,697
Diversified Financial Services — 0.8%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12.†(11)(14)	95,000	30,679
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	18,962	19,436
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(5)	115,000	112,002
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	40,000	40,444
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	145,000	148,333
General Electric Capital Corp. Notes 5.63% due 05/01/18	145,000	154,093
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	43,000	42,166
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	220,000	236,747
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	68,000	68,987
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	150,000	165,620
		1,018,507
Diversified Manufacturing Operations — 0.1%
General Electric Co.
Senior Notes
5.25% due 12/06/17	17,000	18,486
Harland Clarke Holdings Corp.
Notes 9.50% due 05/15/15	24,000	21,840
SPX Corp. Senior Notes 7.63% due 12/15/14	10,000	10,275
		50,601
E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	20,000	20,800
Electric-Generation — 0.2%
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	52,000	50,928
Edison Mission Energy Senior Notes 7.20% due 05/15/19	30,000	18,450
The AES Corp. Senior Notes 8.00% due 10/15/17	40,000	40,400
The AES Corp. Senior Notes 8.00% due 06/01/20	70,000	70,350
Tri-State Generation & Transmission Association 1st Mtg. Bonds 6.00% due 06/15/40*	16,000	16,511
		196,639
Electric-Integrated — 0.6%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	28,000	28,500

10

CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	90,000	104,409
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	110,000	124,289
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	48,000	52,535
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	17,000	20,578
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/39	17,000	18,159
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	30,000	27,900
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	22,363	23,090
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	30,000	33,422
Puget Sound Energy, Inc. Senior Sec. Notes 5.76% due 07/15/40	20,000	20,729
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(2)(3)	50,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series A 10.25% due 11/01/15	20,000	13,200
Union Electric Co. Sec. Notes 6.40% due 06/15/17	220,000	249,541
		716,352
Electric-Transmission — 0.3%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	285,000	314,919
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	15,000	15,675
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	1,000	1,060
		16,735
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	5,000	4,937
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	6,000	6,135
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	16,000	17,135
		28,207
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	20,000	21,527
Energy-Alternate Sources — 0.0%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	25,000	25,250
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18*	20,000	20,200
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	35,000	35,791
Finance-Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	50,000	51,992
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	20,000	19,702
SLM Corp. Senior Notes 8.00% due 03/25/20	20,000	17,564
		37,266
Finance-Credit Card — 0.2%
American Express Co. Senior Notes 8.13% due 05/20/19	190,000	235,903
Discover Financial Services Senior Notes 6.45% due 06/12/17	41,000	41,378
		277,281
Finance-Investment Banker/Broker — 0.9%
JPMorgan Chase Capital XXII Company Guar. Notes 6.45% due 01/15/87	200,000	188,785
JPMorgan Chase Capital XXIII Ltd. Guar. Bonds 1.44% due 05/15/77(5)	10,000	7,316
Lazard Group LLC Senior Notes 6.85% due 06/15/17	255,000	258,237

11

Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 5.86% due 05/31/12†(5)(11)(13)(14)	16,000	2
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(11)(14)	19,000	3,753
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(11)(14)	21,000	11
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(11)(14)	26,000	13
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	73,000	75,434
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	130,000	135,555
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 11/15/18	23,000	24,461
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	60,000	61,163
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	95,000	100,436
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	225,000	246,795
		1,101,961
Finance-Other Services — 0.2%
Cantor Fitzgerald LP Notes 6.38% due 06/26/15*	15,000	15,055
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	70,000	70,215
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	95,000	103,521
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	20,000	18,925
		207,716
Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 5.70% due 12/01/34	15,000	7,238
Firearms & Ammunition — 0.0%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	15,000	15,600
Food-Confectionery — 0.0%
WM Wrigley Jr Co. Company Guar. Notes 3.70% due 06/30/14*	15,000	15,172
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	30,000	33,225
Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	200,000	217,996
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	51,000	57,035
		275,031
Food-Retail — 0.1%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	20,000	22,916
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	40,000	39,600
		62,516
Forestry — 0.0%
Weyerhaeuser Co.
Senior Notes 7.38% due 03/15/32	15,000	14,819
Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	25,000	24,375
Service Corp. International Senior Notes 8.00% due 11/15/21	25,000	25,125
		49,500
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	25,000	23,500
Gas-Distribution — 0.3%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	94,012
Energen Corp. Notes 7.63% due 12/15/10	260,000	266,419
		360,431
Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	65,000	54,112
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	10,000	10,275

12

Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*	15,000	15,450
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	15,000	15,000
Independent Power Producers — 0.1%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(2)(3)	100,000	0
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	25,000	22,000
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	30,000	29,850
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	19,800
		71,650
Insurance-Life/Health — 0.8%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	21,000	21,693
Lincoln National Corp. Senior Notes 6.25% due 02/15/20	120,000	128,558
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(5)	23,000	19,148
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	28,000	29,737
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	75,000	92,946
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	165,000	202,315
Principal Life Income Funding Trusts Senior Sec. Notes 0.55% due 11/08/13(5)	24,000	23,629
Protective Life Corp. Senior Notes 8.45% due 10/15/39	54,000	57,626
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	235,000	272,120
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	70,000	70,432
		918,204
Insurance-Multi-line — 0.8%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	18,000	17,190
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	20,000	21,328
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	100,000	110,630
Hartford Financial Services Group, Inc. Senior Notes 4.00% due 03/30/15	20,000	19,636
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	80,000	79,294
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	70,000	70,615
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(5)	20,000	18,150
MetLife, Inc. Senior Notes 6.75% due 06/01/16	15,000	16,970
Metropolitan Life Global Funding I
Notes
2.88% due 09/17/12*	40,000	40,920
Nationwide Mutual Insurance Co.
Notes 9.38% due 08/15/39*	205,000	240,292
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	265,000	266,229
		901,254
Insurance-Mutual — 0.4%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	20,000	20,796
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	25,000	22,306
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	58,000	47,560
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	240,000	207,293

13

Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	110,000	146,365
		444,320
Insurance-Property/Casualty — 0.7%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	210,000	251,492
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/15/37(5)	260,000	226,200
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	142,677
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	260,000	262,774
		883,143
Insurance-Reinsurance — 0.0%
Axis Specialty Finance LLC Company Guar. Notes 5.88% due 06/01/20	13,000	12,457
Machinery-Farming — 0.0%
Case Corp. Notes 7.25% due 01/15/16	20,000	20,050
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	20,000	19,856
Boston Scientific Corp. Senior Notes 6.25% due 11/15/15	21,000	21,772
		41,628
Medical Products — 0.0%
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(9)	5,000	4,925
Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	10,000	10,425
Life Technologies Corp. Senior Notes 3.38% due 03/01/13	20,000	20,444
Life Technologies Corp. Senior Notes 6.00% due 03/01/20	130,000	140,778
		171,647
Medical-Drugs — 0.1%
Abbott Laboratories Senior Notes 5.30% due 05/27/40	20,000	20,989
Schering-Plough Corp Senior Notes 6.00% due 09/15/17	22,000	25,846
Valeant Pharmaceuticals International Company Guar. Notes 8.38% due 06/15/16	25,000	28,250
		75,085
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	22,000	24,769
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	14,000	14,140
HCA, Inc. Senior Notes 7.50% due 11/15/95	25,000	18,625
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	130,000	137,800
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	15,000	14,100
Tenet Healthcare Corp. Senior Sec. Notes
8.88% due 07/01/19*	50,000	53,000
		237,665
Metal-Copper — 0.0%
Southern Copper Corp. Senior Notes 5.38% due 04/16/20	30,000	30,070
Multimedia — 1.1%
NBC Universal, Inc. Notes 3.65% due 04/30/15*	135,000	138,051
NBC Universal, Inc. Notes 6.40% due 04/30/40*	40,000	42,728
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	295,000	349,439
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	41,000	46,319
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	155,000	198,727
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	32,000	39,721
Time Warner, Inc. Bonds 6.63% due 05/15/29	260,000	286,147

14

Viacom, Inc. Senior Notes 6.13% due 10/05/17	200,000	227,128
		1,328,260
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	15,000	15,975
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	22,000	23,058
Non-Hazardous Waste Disposal — 0.1%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	63,000	67,567
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	20,000	21,626
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	20,000	20,500
		109,693
Office Automation & Equipment — 0.3%
Xerox Corp. Senior Notes 5.50% due 05/15/12	205,000	218,520
Xerox Corp. Senior Notes 5.63% due 12/15/19	25,000	26,603
Xerox Corp. Senior Notes 8.25% due 05/15/14	60,000	70,329
		315,452
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Debentures 6.20% due 03/15/40	192,000	151,907
Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	40,000	42,650
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	60,000	60,975
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	35,000	35,306
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	30,000	29,550
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	28,000	25,442
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	25,000	25,594
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	15,000	14,850
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,131
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	55,000	68,053
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	9,000	10,922
		480,380
Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 9.75% due 06/01/19	20,000	20,750
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	65,000	66,791
Valero Energy Corp. Senior Notes 6.13% due 06/15/17	15,000	15,930
		103,471
Oil-Field Services — 0.1%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	35,000	37,625
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/17	20,000	17,800
		55,425
Paper & Related Products — 0.3%
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	35,000	35,700
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	15,000	15,150
International Paper Co. Senior Notes 5.25% due 04/01/16	175,000	184,938
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	145,000	157,556
		393,344
Pharmacy Services — 0.1%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	90,000	101,899

15

Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	17,000	16,788
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	30,000	30,825
Pipelines — 0.8%
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	15,000	14,175
El Paso Corp. Senior Notes 7.00% due 06/15/17	50,000	49,718
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	46,000	46,982
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	18,000	18,916
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	15,000	16,818
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	25,000	25,250
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	290,000	288,781
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	13,000	13,582
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	40,000	43,491
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16*	20,000	21,200
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	225,000	214,002
Rockies Express Pipeline LLC Senior Notes 6.88% due 04/15/40*	20,000	18,382
Williams Partners LP Senior Notes 3.80% due 02/15/15*	100,000	100,649
Williams Partners LP Senior Notes 7.50% due 06/15/11	52,000	54,558
		926,504
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	20,000	19,850
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	11,000	11,358
		31,208
Publishing-Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	15,000	13,950
Racetracks — 0.0%
Penn National Gaming, Inc. Notes 8.75% due 08/15/19	30,000	30,825
Real Estate Investment Trusts — 1.4%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	21,000	20,517
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	77,484
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	109,038
DuPont Fabros Technology LP
Company Guar. Notes 8.50% due 12/15/17*	55,000	56,375
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	10,000	10,567
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/20	6,000	6,207
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	20,000	19,600
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	191,743
Liberty Property LP Senior Notes 8.50% due 08/01/10	240,000	240,774
ProLogis Senior Notes 7.38% due 10/30/19	27,000	26,443
Realty Income Corp. Senior Notes 5.75% due 01/15/21	15,000	15,302
Realty Income Corp. Senior Notes 6.75% due 08/15/19	225,000	248,314
Simon Property Group LP Notes 5.30% due 05/30/13	145,000	155,993
Simon Property Group LP Senior Notes 6.75% due 05/15/14	20,000	22,478
Simon Property Group LP Senior Notes 10.35% due 04/01/19	110,000	146,416

16

United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	330,000	350,550
		1,697,801
Real Estate Management/Services — 0.0%
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	10,000	11,200
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	144,244
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(9)(14)	25,000	187
Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	10,000	9,938
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	12,000	11,670
		21,608
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	20,000	20,150
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	25,000	25,219
		45,369
Retail-Discount — 0.4%
Target Corp. Senior Notes 7.00% due 01/15/38	225,000	287,427
Wal-Mart Stores, Inc. Senior Notes 4.88% due 07/08/40	35,000	34,097
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	60,000	63,192
Wal-Mart Stores, Inc. Notes 5.63% due 04/01/40	20,000	21,824
		406,540
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	20,000	20,315
CVS Caremark Corp. Senior Notes 6.13% due 09/15/39	20,000	21,379
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	25,000	27,276
CVS Caremark Corp. Notes 6.60% due 03/15/19	125,000	145,460
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	156,676	172,789
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	15,901	18,105
		405,324
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	30,000	29,475
Retail-Propane Distribution — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	15,000	15,188
Retail-Regional Department Stores — 0.1%
JC Penney Corp., Inc.
Senior Notes 6.38% due 10/15/36	18,000	17,010
Macy’s Retail Holdings, Inc.
Company Guar. Notes 5.90% due 12/01/16	45,000	45,112
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	5,000	4,800
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	25,000	24,063
		90,985
Retail-Toy Stores — 0.0%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	17,000	17,425
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	15,000	15,413
Satellite Telecom — 0.0%
Intelsat Corp. Senior Notes 9.25% due 06/15/16	10,000	10,500
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	15,000	14,854

17

Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	15,000	12,825
Special Purpose Entities — 0.6%
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	96,000	101,280
Farmers Exchange Capital Notes 7.05% due 07/15/28*	380,000	362,470
Fresenius U.S. Finance II Senior Notes 9.00% due 07/15/15*	20,000	21,675
Goldman Sachs Capital II Company Guar. Bonds 5.79% due 06/01/12(5)(13)	5,000	3,775
Hidden Ridge Facility Trustee Senior Sec. Notes 5.75% due 01/01/21*(2)	15,000	15,075
Teco Finance, Inc. Company Guar. Notes 5.15% due 03/15/20	205,000	213,674
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	12,000	13,653
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	10,000	10,819
		742,421
Steel-Producers — 0.0%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	15,000	14,550
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	10,000	10,037
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	20,000	20,100
		44,687
Telecom Services — 0.5%
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	10,000	9,913
Qwest Corp. Senior Notes 8.88% due 03/15/12	63,000	67,567
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	41,000	43,153
SBA Tower Trust Notes 4.25% due 04/15/15*	220,000	229,132
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	200,000	249,230
		598,995
Telephone-Integrated — 0.2%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	13,125
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/17	20,000	18,700
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	25,000	23,188
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	35,000	32,375
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17*	4,000	4,015
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20*	4,000	4,010
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	43,000	44,182
Sprint Capital Corp.
Company Guar. Notes
6.88% due 11/15/28	24,000	19,920
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	25,000	22,625
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	11,000	10,505
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	15,000	15,829
Windstream Corp. Bonds 7.88% due 11/01/17	30,000	29,288
		237,762
Television — 0.4%
CBS Corp. Company Guar. Notes 4.63% due 05/15/18	24,000	23,958
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	210,000	247,573
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	115,000	144,684
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13†*(2)(3)(5)(9)(11)(14)	28,720	0

18

Umbrella Acquisition, Inc. Company Guar. Notes 10.50% due 03/15/15*(9)	13,000	10,823
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(14)	15,000	9
		427,047
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	40,000	49,924
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	160,000	202,621
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	180,000	182,850
		435,395
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	28,224	23,849
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	24,798	23,806
		47,655
Transport-Equipment & Leasing — 0.1%
GATX Corp. Notes 4.75% due 10/01/12	25,000	26,318
GATX Corp. Senior Notes 4.75% due 05/15/15	20,000	20,854
		47,172
Transport-Services — 0.0%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	20,000	19,100
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	48,000	49,080
Wireless Equipment — 0.1%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	42,000	44,281
Motorola, Inc. Debentures 6.50% due 09/01/25	44,000	43,811
		88,092
Total U.S. CORPORATE BONDS & NOTES (cost $28,022,018)		29,437,984
FOREIGN CORPORATE BONDS & NOTES — 4.5%
Banks-Commercial — 0.5%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	15,000	15,193
ANZ National International, Ltd. Company Guar. Notes 6.20% due 07/19/13*	20,000	22,158
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(5)(13)	36,000	29,340
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	155,000	156,433
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(5)(13)	17,000	13,685
BNP Paribas Sub. Notes 4.80% due 06/24/15*	20,000	20,322
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	30,000	29,828
Groupe BPCE Notes
3.35% due 09/30/10(5)(13)	55,000	35,099
Nordea Bank AB Sub. Bonds 8.38% due 03/25/15(5)(13)	16,000	16,800
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	200,000	213,861
Westpac Banking Corp. Jr. Sub. Notes 0.62% due 09/30/10(5)(13)	80,000	52,800
		605,519
Banks-Money Center — 0.5%
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/20*	100,000	94,390
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	250,000	270,570
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	240,000	268,792
		633,752
Brewery — 0.2%
Cia de Bebidas das Americas Notes 8.75% due 09/15/13	225,000	263,250

19

Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	155,000	161,498
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40*	20,000	20,885
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	20,000	20,986
		41,871
Computers-Memory Devices — 0.1%
Seagate HDD Senior Notes 6.88% due 05/01/20*	25,000	23,750
Seagate Technology International Sec. Notes 10.00% due 05/01/14*	30,000	34,200
		57,950
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(2)(3)	19,740	0
Diversified Banking Institutions — 0.4%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(5)(13)	7,000	5,145
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	405,000	436,461
		441,606
Diversified Financial Services — 0.1%
BTM (Curacao) Holdings NV Bank Guar. Bonds 4.76% due 07/21/15*(5)	100,000	99,797
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	35,000	36,312
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	40,000	46,541
Electric-Generation — 0.1%
Intergen NV Sec. Notes 9.00% due 06/30/17*	75,000	74,625
Electric-Integrated — 0.3%
EDF SA Notes 6.50% due 01/26/19*	150,000	174,541
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	135,000	144,376
TransAlta Corp. Notes 5.75% due 12/15/13	28,000	30,511
		349,428
Insurance-Multi-line — 0.1%
Aegon NV Sub. Notes 3.23% due 07/15/14(5)(13)	43,000	25,383
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	35,000	35,813
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	23,000	23,753
		84,949
Insurance-Reinsurance — 0.0%
Endurance Specialty Holdings, Ltd. Senior Notes 7.00% due 07/15/34	20,000	19,085
Metal-Diversified — 0.2%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	28,000	30,346
Inco, Ltd.
Bonds 7.20% due 09/15/32	120,000	128,896
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	28,000	30,678
		189,920
Oil & Gas Drilling — 0.0%
Transocean, Inc. Senior Notes 6.00% due 03/15/18	6,000	5,522
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	21,000	20,546
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	20,000	17,400
		37,946
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	30,000	25,565
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/19	15,000	12,460
Petrobras International Finance Co. Company Guar. Notes 6.88% due 01/20/40	50,000	50,408

20

Statoil ASA Company Guar. Notes 7.15% due 11/15/25	59,000	71,668
		160,101
Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	175,000	180,054
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/40	20,000	21,521
Satellite Telecom — 0.1%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(16)	55,000	55,962
Special Purpose Entities — 0.1%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	22,000	22,336
AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	27,000	27,852
		50,188
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.13% due 06/01/18	130,000	135,965
ArcelorMittal Senior Notes 7.00% due 10/15/39	60,000	63,375
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	20,000	19,000
		218,340
SupraNational Banks — 0.0%
Asian Development Bank Bonds 5.82% due 06/16/28	17,000	19,483
Telephone-Integrated — 1.1%
British Telecom PLC Senior Notes 5.15% due 01/15/13	175,000	183,526
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	110,000	142,087
France Telecom SA Notes 8.50% due 03/01/31	200,000	275,221
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	74,000	74,684
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	230,000	238,335
Telefonica Emisiones SAU Company Guar. Notes 0.67% due 02/04/13(5)	20,000	19,284
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	350,000	347,592
Telefonica Emisiones SAU Company Guar. Notes 5.13% due 04/27/20	20,000	20,046
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	20,000	21,764
		1,322,539
Television — 0.0%
Videotron Ltee 9.13% due 04/15/18	20,000	21,700
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	105,000	137,595
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc. Notes 8.88% due 11/01/17*	20,000	20,150
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28	20,000	24,522
Kansas City Southern de Mexico SA de CV Senior Notes 8.00% due 02/01/18*	10,000	10,350
		34,872
Total Foreign Corporate Bonds & Notes (cost $5,095,174)		5,392,076
FOREIGN GOVERNMENT AGENCIES — 0.8%
Sovereign — 0.8%
Republic of Argentina Bonds 8.28% due 12/31/33(15)	25,697	17,570
Republic of Indonesia Bonds 6.63% due 02/17/37	100,000	105,652
Republic of the Philippines Bonds 6.38% due 10/23/34	100,000	100,000
Republic of Turkey Senior Bonds 11.88% due 01/15/30	78,000	126,360

21

Republic of Venezuela Bonds 9.25% due 09/15/27	145,000		97,513
Russian Federation Bonds 3.63% due 04/29/15*	300,000		290,250
Russian Federation Senior Bonds 7.50% due 03/31/30(16)	82,800		93,340
United Mexican States Notes 5.95% due 03/19/19	100,000		111,000
Total Foreign Government Agencies (cost $959,695)			941,685
FOREIGN GOVERNMENT TREASURIES — 0.7%
Sovereign — 0.7%
Brazil Nota do Tesouro Nacional
Notes
10.00% due 01/01/17
(cost $625,934)	BRL	1,620,000	810,930
LOANS(17)(18) — 0.2%
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. BTL-B 3.31% due 12/16/13(5)	106,980		101,308
Ford Motor Co. BTL-B 3.35% due 12/16/13(5)	118,363		112,087
Total Loans (cost $225,343)			213,395
MUNICIPAL BONDS & NOTES — 0.4%
Municipal Bonds — 0.4%
California State Build America General Obligation Bonds 6.20% due 10/01/19	100,000		104,537
California State Build America General Obligation Bonds 7.55% due 04/01/39	190,000		203,880
Chicago Transit Authority Revenue Bonds 6.20% due 12/01/40	31,000		32,084
Municipal Electric Authority of Georgia Build America Revenue Bonds 6.66% due 04/01/57	40,000		38,583
New Jersey State Turnpike Authority Build America Revenue Bonds 7.41% due 01/01/40	115,000		140,081
Total Municipal Bonds & Notes (cost $487,003)			519,165
U.S. GOVERNMENT AGENCIES — 19.7%
Federal Home Loan Mtg. Corp. — 3.5%
4.50% due 01/01/39	77,310		80,235
5.00% due 07/01/20	38,983		41,831
5.00% due 12/01/20	65,068		69,821
5.00% due 05/01/21	699,279		750,359
5.00% due 07/01/21	239,397		256,884
5.00% due 05/01/34	258,446		274,328
5.00% due 07/01/35	53,215		56,435
5.00% due 08/01/35	257,325		272,895
5.00% due 11/01/35	253,514		268,854
5.00% due 03/01/38	115,242		122,082
5.50% due 05/01/37	137,086		147,283
5.50% due 06/01/37	43,749		47,003
5.50% due 10/01/37	24,209		26,010
5.50% due 11/01/37	218,235		234,468
5.50% due 07/01/38	80,093		86,051
5.98% due 10/01/36(5)	218,997		234,942
6.00% due 09/01/26	248,466		271,551
6.00% due 08/01/36	84,770		92,219
6.50% due 05/01/16	4,389		4,769
6.50% due 05/01/29	10,284		11,446
6.50% due 07/01/35	13,178		14,626
6.50% due 03/01/36	69,550		76,455
6.50% due 05/01/36	2,096		2,304
7.00% due 04/01/32	23,335		26,333
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(8)	68,951		70,277
Series 2586, Class NK
3.50% due 08/15/16(8)	23,959		24,354
Series 3102, Class PG
5.00% due 11/15/28(8)	165,000		172,117
Series 3317, Class PD
5.00% due 09/15/31(8)	215,000		226,647
Series 3349, Class HB
5.50% due 06/15/31(8)	173,000		183,281
Series 1577, Class PK
6.50% due 09/15/23(8)	60,000		64,440
Series 1226, Class Z
7.75% due 03/15/22(8)	2,548		2,775
			4,213,075
Federal National Mtg. Assoc. — 11.1%
2.13% due 01/25/13	36,000		36,284
4.50% due 01/01/39	89,512		92,970
4.56% due 01/01/15	770,560		824,359
4.85% due 11/01/15	792,700		865,730
5.00% due 03/15/16	30,000		34,114
5.00% due 03/01/18	109,319		117,578
5.00% due 06/01/19	25,601		27,536
5.00% due 05/01/35	2,572		2,730
5.00% due 07/01/37	38,278		40,562
5.50% due 03/01/18	76,725		83,324
5.50% due 10/01/21	79,062		85,566
5.50% due 06/01/22	40,832		44,170
5.50% due 05/01/34	70,975		76,547
5.50% due 06/01/34	82,755		89,122
5.50% due 09/01/35	3,642,023		3,918,817
5.50% due 12/01/35	205,279		220,881
5.50% due 08/01/36	18,488		19,875
5.50% due 12/01/36	488		524
5.50% due 07/01/38	202,312		217,455
5.92% due 10/01/11	144,408		149,573
6.00% due 06/01/17	34,506		37,625
6.00% due 06/01/26	136,024		148,748

22

6.00% due 04/01/27	731,336	798,061
6.00% due 12/01/33	157,799	173,811
6.00% due 05/01/34	87,006	95,454
6.00% due July TBA	2,700,000	2,928,234
6.06% due 09/01/11	81,075	85,061
6.11% due 05/01/11	285,778	290,462
6.31% due 02/01/11	137,046	137,571
6.50% due 06/01/13	51,978	56,514
6.50% due 09/01/32	108,149	120,745
6.50% due 06/01/35	541,520	601,037
6.50% due 02/01/36	147,853	162,394
6.50% due 10/01/37	49,235	54,000
6.50% due July TBA	200,000	219,031
7.00% due 06/01/37	192,490	214,085
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30(8)	210,000	223,923
		13,294,473
Government National Mtg. Assoc. — 5.1%
4.50% due July TBA	3,000,000	3,124,686
5.00% due 08/15/39	2,352,678	2,512,660
5.50% due 05/15/36	34,864	37,809
6.00% due 09/15/32	40,889	45,250
6.00% due 12/15/33	177,799	196,688
7.00% due 11/15/31	35,197	39,561
7.00% due 07/15/33	34,136	38,628
7.50% due 01/15/32	24,722	28,185
8.00% due 11/15/31	7,188	8,349
8.50% due 11/15/17	2,189	2,402
9.00% due 11/15/21	663	763
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(8)	27,429	31,330
Series 2005-74, Class HA
7.50% due 09/16/35(8)	616	701
		6,067,012
Total U.S. Government Agencies (cost $22,483,417)		23,574,560
U.S. GOVERNMENT TREASURIES — 6.4%
United States Treasury Bonds — 2.3%
United States Treasury Bonds
2.63% due 07/15/17 TIPS	1,130,704	1,275,490
3.50% due 02/15/39	19,000	17,649
4.38% due 02/15/38	575,000	621,719
4.38% due 11/15/39	121,000	130,623
4.50% due 02/15/36	555,000	613,102
4.63% due 02/15/40	4,000	4,496
5.25% due 11/15/28	53,000	63,790
6.63% due 02/15/27(19)	60,000	82,594
8.13% due 08/15/19	17,000	24,220
		2,833,683
United States Treasury Notes — 4.1%
United States Treasury Notes
1.88% due 04/30/14	4,750,000	4,835,723
2.38% due 02/28/15	16,000	16,490
2.75% due 02/15/19	10,000	9,962
3.13% due 05/15/19	3,000	3,063
3.38% due 11/15/19	8,000	8,286
3.63% due 08/15/19	6,000	6,345
		4,879,869
Total U.S. Government Treasuries (cost $7,662,902)		7,713,552
WARRANTS — 0.0%
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Expires 02/19/14†(2)(3)
(cost $82)	80	0
Total Long-Term Investment Securities (cost $112,883,850)		118,869,193

SHORT-TERM INVESTMENT SECURITIES — 1.2%
U.S. Government Agencies — 1.2%
Federal Home Loan Bank Disc. Notes 0.00% due 07/01/10 (cost $1,400,000)	1,400,000	1,400,000
REPURCHASE AGREEMENTS — 4.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/10, to be repurchased 07/01/10 in the amount of $1,120,000 and collateralized by $1,125,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $1,148,963	1,120,000	1,120,000
Bank of America Securities Joint Repurchase Agreement(20)	2,415,000	2,415,000
UBS Securities LLC, Joint Repurchase Agreement(20)	2,060,000	2,060,000
Total Repurchase Agreements (cost $5,595,000)		5,595,000
TOTAL INVESTMENTS (cost $119,878,850)(21)	105.2%	125,864,193
Liabilities in excess of other assets	(5.2)	(6,203,322)
NET ASSETS	100.0%	$119,660,871

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2010, the aggregate value of these securities was $8,548,963 representing 7.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at June 30, 2010. The aggregate value of these securities was $2,692,895 representing 2.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At June 30, 2010, the aggregate value of these securities was $30,635 representing 0% of net assets.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

23

(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2010.
(6)	Commercial Mortgage Backed Security
(7)	Variable Rate Security - the rate reflected is as of June 30, 2010, maturity date reflects the stated maturity date.
(8)	Collateralized Mortgage Obligation
(9)	Income may be received in cash or additional shares at the discretion of the issuer.
(10)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2010, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Notes
7.50% due 08/15/09	08/11/2005	$10,000	$10,000	$8,000	$80.00	0.00%

(11)	Company has filed for Chapter 11 bankruptcy protection.
(12)	Security in default of interest and principal at maturity.
(13)	Perpetual maturity - maturity date reflects the next call date.
(14)	Bond in default
(15)	A portion of the interest was paid in additional bonds.
(16)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2010.
(17)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(18)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(19)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(20)	See Note 2 for details of Joint Repurchase Agreements.
(21)	See Note 4 for cost of investments on a tax basis.
(22)	Denominated in United States dollars unless otherwise indicated.
ADR	— American Depository Receipt
BTL	— Bank Term Loan
FDIC	— Federal Deposit Insurance Corporation
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2010	Unrealized Appreciation (Depreciation)
31	Short	Australian 10 YR Bonds	September 2010	$19,826,962	$19,870,160	$(43,198)
99	Long	U.S. Treasury 2 YR Notes	September 2010	21,617,689	21,663,984	46,295
40	Long	U.S. Treasury 5 YR Notes	September 2010	4,691,691	4,734,063	42,372
101	Short	U.S. Treasury 10 YR Notes	September 2010	12,188,873	12,377,234	(188,361)
10	Short	U.S. Treasury Long Bonds	September 2010	1,261,885	1,275,000	(13,115)
8	Short	U.S. Ultra Bond	September 2010	1,027,733	1,086,500	(58,767)
						$(214,774)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.
	JPY	124,967,000	USD	1,378,425	9/15/2010	$—	$(36,735)
	USD	159,216	KRW	195,963,000	9/15/2010	764	—
						764	(36,735)
BNP-Paribas S.A.
	BRL	712,000	USD	382,899	9/15/2010	—	(5,039)
Citibank, N.A.
	JPY	25,000,000	USD	280,154	9/15/2010	—	(2,952)
	MXN	3,000,000	USD	236,728	9/15/2010	6,563	—
	USD	238,995	JPY	21,700,000	9/15/2010	6,742	—
	USD	289,494	MXN	3,720,000	9/15/2010	—	(4,090)
						13,305	(7,042)
Deutsche Bank AG
	CZK	18,500,000	USD	860,705	9/15/2010	—	(18,853)
	USD	827,784	HUF	198,900,000	9/15/2010	17,829	—
						17,829	(18,853)
JPMorgan Chase Bank, N.A.
	BRL	711,000	USD	382,773	9/15/2010	—	(4,621)
	JPY	38,565,000	USD	434,738	9/15/2010	—	(1,982)
	KRW	412,595,000	USD	348,618	9/15/2010	11,784	—
	USD	344,049	JPY	31,250,000	9/15/2010	9,834	—
	USD	823,861	KRW	1,021,124,000	9/15/2010	9,764	—
	USD	286,286	MXN	3,720,000	9/15/2010	—	(881)
						31,382	(7,484)
Royal Bank of Canada
	USD	474,896	MXN	6,133,000	9/15/2010	—	(4,362)

Net Unrealized Appreciation (Depreciation)						$63,280	$(79,515)

BRL — Brazilian Real
CZK — Czech Koruna
HUF — Hungarian Forint
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$32,153,612	$2,692,895	#	$0	$34,846,507
Preferred Stocks	292,376	59,975		—	352,351
Asset Backed Securities	—	14,868,989		189,999	15,058,988
Convertible Bonds & Notes	—	—		8,000	8,000
U.S. Corporate Bonds & Notes	—	29,340,713		97,271	29,437,984
Foreign Corporate Bonds & Notes	—	5,392,076		0	5,392,076
Foreign Government Agencies	—	941,685		—	941,685
Foreign Government Treasuries	—	810,930		—	810,930
Loans	—	213,395		—	213,395
Municipal Bonds & Notes	—	519,165		—	519,165
U.S. Government Agencies	—	23,574,560		—	23,574,560
U.S. Government Treasuries	—	7,713,552		—	7,713,552
Warrants	—	—		0	0
Short-Term Investment Securities:
U.S. Government Agencies	—	1,400,000		—	1,400,000
Repurchase Agreements		5,595,000		—	5,595,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	88,667	—		—	88,667
Open Futures Contracts - Depreciation	(303,441)	—		—	(303,441)
Open Forward Foreign Currency Contracts - Appreciation	—	63,280		—	63,280
Open Forward Foreign Currency Contracts - Depreciation	—	(79,515)		—	(79,515)
Total	$32,231,214	$93,106,700		$295,270	$125,633,184

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $2,692,895 representing 2.3% of net ssets. See Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants

Balance as of 3/31/2010	$—	$514,983	$7,000	$186,700	$0	$—
Accrued discounts/premiums	—	1	—	5	—	—
Realized gain(loss)	—	—	—	(3,422)	260	—
Change in unrealized appreciation(depreciation)(1)	—	11,103	1,000	3,833	—	(82)
Net purchases(sales)	0	189,999	—	(89,845)	(260)	82
Transfers in and/or out of Level 3 (2)	—	(526,087)	—	—	—	—
Balance as of 6/30/2010	$0	$189,999	$8,000	$97,271	$0	$0

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at June 30, 2010 includes:

Common Stock	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$—	$1,000	$(20,537)	$—	$(82)

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

24

SEASONS SERIES TRUST
MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2010
(unaudited)

Security Description	Shares/ Principal Amount(22)	Value (Note 1)
COMMON STOCK — 14.6%
Aerospace/Defense — 0.0%
The Boeing Co.	134	$8,409
Aerospace/Defense-Equipment — 0.1%
Goodrich Corp.	600	39,750
United Technologies Corp.	1,018	66,078
		105,828
Agricultural Chemicals — 0.2%
Monsanto Co.	2,366	109,357
Potash Corp. of Saskatchewan, Inc.	976	84,170
		193,527
Apparel Manufacturers — 0.0%
Coach, Inc.	979	35,782
Applications Software — 0.1%
Microsoft Corp.	5,723	131,686
Salesforce.com, Inc.†	131	11,243
		142,929
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.†	15,845	159,718
Banks-Commercial — 0.2%
Lloyds Banking Group PLC†(1)	56,525	45,352
Regions Financial Corp.	6,928	45,586
Standard Chartered PLC(1)	5,414	131,430
		222,368
Banks-Fiduciary — 0.1%
State Street Corp.	2,338	79,071
The Bank of New York Mellon Corp.	967	23,875
		102,946
Banks-Super Regional — 0.5%
Capital One Financial Corp.	2,441	98,372
Fifth Third Bancorp	6,441	79,160
PNC Financial Services Group, Inc.	1,631	92,152
SunTrust Banks, Inc.	1,758	40,961
US Bancorp	2,553	57,060
Wells Fargo & Co.	3,690	94,464
		462,169
Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc.	850	51,807
The Coca-Cola Co.	1,731	86,758
		138,565
Brewery — 0.3%
Anheuser-Busch InBev NV(1)	6,268	301,077
Casino Hotels — 0.1%
Boyd Gaming Corp.†	1,758	14,925
MGM Resorts International†	1,600	15,424
Wynn Resorts, Ltd.	1,158	88,321
		118,670
Casino Services — 0.0%
International Game Technology	2,829	44,415
Chemicals-Diversified — 0.2%
Celanese Corp., Series A	1,465	36,493
E.I. du Pont de Nemours & Co.	1,073	37,115
Israel Chemicals, Ltd.(1)	6,503	67,816
The Dow Chemical Co.	3,122	74,054
		215,478
Chemicals-Specialty — 0.0%
Albemarle Corp.	900	35,739
Commercial Services-Finance — 0.0%
Mastercard, Inc., Class A	97	19,354
Computers — 1.6%
Apple, Inc.†	4,919	1,237,276
Dell, Inc.†	5,950	71,757
Hewlett-Packard Co.	2,589	112,052
Research In Motion, Ltd.†	4,879	240,340
		1,661,425
Computers-Memory Devices — 0.1%
EMC Corp.†	3,901	71,388
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	1,719	135,389
The Procter & Gamble Co.	2,229	133,695
		269,084
Cruise Lines — 0.1%
Carnival Corp.	2,538	76,749
Royal Caribbean Cruises, Ltd.†	878	19,992
		96,741
Diversified Banking Institutions — 1.2%
Bank of America Corp.	34,738	499,185
JPMorgan Chase & Co.	9,203	336,922
Morgan Stanley	3,630	84,252
The Goldman Sachs Group, Inc.	2,123	278,686
		1,199,045
Diversified Manufacturing Operations — 0.3%
Eaton Corp.	683	44,696
General Electric Co.	6,145	88,611
Honeywell International, Inc.	1,704	66,507
Parker Hannifin Corp.	1,368	75,869
		275,683
Diversified Minerals — 0.0%
Vale SA ADR	1,575	38,351
E-Commerce/Products — 0.0%
Amazon.com, Inc.†	100	10,926
Electric Products-Misc. — 0.1%
Emerson Electric Co.	858	37,486
LG Electronics, Inc.(1)	811	61,931
		99,417
Electric-Integrated — 0.1%
Dominion Resources, Inc.	886	34,324
NextEra Energy, Inc.	492	23,990
Progress Energy, Inc.	619	24,277
		82,591
Electronic Components-Misc. — 0.1%
Tyco Electronics, Ltd.	5,620	142,636
Electronic Components-Semiconductors — 0.2%
Broadcom Corp., Class A	976	32,179
Intel Corp.	5,051	98,242
Micron Technology, Inc.†	7,025	59,642
Texas Instruments, Inc.	1,549	36,061
		226,124
Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,785	70,115

1

Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,411	90,153
Enterprise Software/Service — 0.3%
Oracle Corp.	14,889	319,518
Entertainment Software — 0.1%
Activision Blizzard, Inc.	8,118	85,158
Finance-Investment Banker/Broker — 0.1%
The Charles Schwab Corp.	9,946	141,034
Finance-Other Services — 0.1%
CME Group, Inc.	480	135,144
Food-Misc. — 0.1%
Kellogg Co.	525	26,407
Kraft Foods, Inc., Class A	1,384	38,752
		65,159
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	487	18,063
Marriott International, Inc., Class A	4,437	132,844
Starwood Hotels & Resorts Worldwide, Inc.	1,654	68,525
		219,432
Human Resources — 0.1%
Monster Worldwide, Inc.†	4,719	54,976
Independent Power Producers — 0.0%
Mirant Corp.†	37	391
Industrial Audio & Video Products — 0.0%
Dolby Laboratories, Inc., Class A†	390	24,449
Insurance-Life/Health — 0.2%
Prudential Financial, Inc.	976	52,372
Prudential PLC(1)	18,798	140,893
		193,265
Insurance-Multi-line — 0.2%
ACE, Ltd.	3,210	165,251
MetLife, Inc.	1,928	72,801
		238,052
Investment Management/Advisor Services — 0.1%
Franklin Resources, Inc.	487	41,975
T. Rowe Price Group, Inc.	1,465	65,031
		107,006
Medical Instruments — 0.1%
Intuitive Surgical, Inc.†	260	82,061
St. Jude Medical, Inc.†	616	22,232
		104,293
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	560	27,871
Medical Products — 0.1%
Baxter International, Inc.	502	20,401
Johnson & Johnson	2,218	130,995
		151,396
Medical-Biomedical/Gene — 0.9%
Amgen, Inc.†	2,051	107,883
Celgene Corp.†	8,608	437,458
Gilead Sciences, Inc.†	8,470	290,352
Human Genome Sciences, Inc.†	1,783	40,403
Myriad Genetics, Inc.†	683	10,211
Vertex Pharmaceuticals, Inc.†	586	19,279
		905,586
Medical-Drugs — 0.3%
Abbott Laboratories	1,851	86,590
Merck & Co., Inc.	2,888	100,993
Pfizer, Inc.	7,102	101,275
		288,858
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	1,058	108,889
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	936	55,346
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	200	5,710
Multimedia — 0.4%
News Corp., Class A	19,700	235,612
The Walt Disney Co.	2,459	77,459
Time Warner, Inc.	1,798	51,980
		365,051
Networking Products — 0.5%
Cisco Systems, Inc.†	22,988	489,874
Oil Companies-Exploration & Production — 0.3%
Apache Corp.	683	57,502
Continental Resources, Inc.†	781	34,848
Devon Energy Corp.	683	41,608
EOG Resources, Inc.	586	57,645
Occidental Petroleum Corp.	781	60,254
Petrohawk Energy Corp.†	683	11,591
Range Resources Corp.	390	15,658
Southwestern Energy Co.†	781	30,178
		309,284
Oil Companies-Integrated — 0.6%
BG Group PLC(1)	4,390	64,986
BP PLC ADR	292	8,433
Chevron Corp.	1,100	74,646
Exxon Mobil Corp.	2,407	137,368
Hess Corp.	1,954	98,364
Marathon Oil Corp.	292	9,078
Petroleo Brasileiro SA ADR	4,365	149,807
Suncor Energy, Inc.	2,737	80,577
		623,259
Oil-Field Services — 0.2%
Schlumberger, Ltd.	2,364	130,824
Smith International, Inc.	1,368	51,505
Weatherford International, Ltd.†	2,343	30,787
		213,116
Optical Supplies — 0.1%
Alcon, Inc.	1,025	151,895
Pharmacy Services — 0.2%
Express Scripts, Inc.†	2,636	123,945
Medco Health Solutions, Inc.†	1,004	55,300
		179,245

2

Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	4,886	65,863
Real Estate Operations & Development — 0.1%
Hang Lung Properties, Ltd.(1)	15,000	57,818
Retail-Apparel/Shoe — 0.2%
Limited Brands, Inc.	7,055	155,704
Retail-Building Products — 0.0%
Home Depot, Inc.	854	23,972
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,508	51,061
Retail-Discount — 0.2%
Target Corp.	2,478	121,843
Wal-Mart Stores, Inc.	627	30,140
		151,983
Retail-Drug Store — 0.2%
CVS Caremark Corp.	5,788	169,704
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.	1,856	39,867
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	939	44,602
Macy’s, Inc.	813	14,553
		59,155
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	878	34,110
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.†	3,606	89,753
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(1)	1,898	87,795
Software Tools — 0.1%
VMware, Inc. Class A†	1,368	85,623
Steel-Producers — 0.1%
United States Steel Corp.	1,470	56,668
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.(3)	1,515	24,467
Telephone-Integrated — 0.1%
AT&T, Inc.	2,980	72,086
Verizon Communications, Inc.	1,424	39,901
		111,987
Tobacco — 0.0%
Altria Group, Inc.	1,170	23,447
Transport-Rail — 0.1%
Union Pacific Corp.	1,954	135,823
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	1,800	102,402
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	2,475	124,047
Web Portals/ISP — 0.7%
Google, Inc., Class A†	1,005	447,174
Yahoo!, Inc.†	17,025	235,456
		682,630
Wireless Equipment — 0.3%
Crown Castle International Corp.†	4,850	180,711
QUALCOMM, Inc.	2,446	80,327
		261,038
Total Common Stock (cost $13,786,959)		14,798,827
PREFERRED STOCK — 0.1%
Banks-Super Regional — 0.0%
US Bancorp 7.19%(4)	22	16,129
Wachovia Capital Trust IX 6.38%	750	17,257
		33,386
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*	17	13,214
HSBC Holdings PLC 8.00%	540	13,581
		26,795
Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(16)	1,073	27,039
Finance-Investment Banker/Broker — 0.0%

JPMorgan Chase Capital XXIX 6.70%	1,080	25,607
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp.†	400	136
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(5)	2,400	48,000
Total Preferred Stock (cost $178,902)		160,963
ASSET BACKED SECURITIES — 14.5%
Diversified Financial Services — 14.5%
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	$380,000	385,330

3

AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	75,000	75,852
AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4 5.02% due 11/06/12	34,750	34,772
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	80,000	83,141
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	31,485	31,679
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	195,000	202,040
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/13*	315,000	336,836
Bank of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(6)(7)	263,123	273,330
Bank of America Large Loan Inc., Series 2006-277A, Class PAA 5.10% due 10/10/45*(6)(7)	145,000	143,826
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW17, Class AM 5.92% due 06/11/50(6)(7)	200,000	172,735
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(6)	380,000	372,312
Capital One Auto Finance Trust, Series 2007-B, Class A3B 0.35% due 04/15/12(5)	2,161	2,161
Capital One Auto Finance Trust, Series 2006-A, Class A4 0.36% due 12/15/12(5)	166,379	165,512
Capital One Auto Finance Trust, Series 2006-C, Class A4 0.38% due 05/15/13(5)	114,354	113,582
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	4,052	4,063
Citigroup Commercial Mtg. Trust, Series 2007-C6, Class AM 5.89% due 12/10/49(6)(7)	350,000	298,835
Citigroup Mtg. Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50% due 03/25/36(5)(8)	290,113	193,154
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(6)(7)	250,000	265,809
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(8)	255,792	223,376
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(8)	131,347	117,527
Credit Suisse First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(6)	240,000	244,332
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(6)(7)	750,000	789,139
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(6)	175,000	182,570
First Horizon Alternative Mtg. Securities, Series 2005-AA3, Class 3A1 2.26% due 05/25/35(5)(8)	337,463	285,767
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class A4 5.24% due 11/10/45(6)(7)	390,000	410,570
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 1.65% due 03/06/20*(5)(6)	170,000	142,167
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(6)(7)	600,000	632,894

GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(6)(7)	575,000	591,626
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 3.54% due 04/25/35(7)(8)	132,668	103,250
GSR Mtg. Loan Trust, Series 2006-AR1, Class 2A1 5.03% due 01/25/36(7)(8)	192,216	158,767
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 5.80% due 03/25/37(7)(8)	96,344	72,768
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.60% due 11/25/11*(5)	70,833	70,662
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	180,000	185,657
Impac CMB Trust, Series 2005-4, Class 1A1A 0.89% due 06/25/35(5)(8)	209,166	153,448
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(6)	325,703	325,641

4

JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(6)	15,000	14,981
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.87% due 04/15/45(6)(7)	445,000	474,217
Merrill Lynch Mtg. Investors Trust, Series 2005-A2, Class A2 2.80% due 02/25/35(7)(8)	87,505	86,149
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 3.06% due 12/25/34(7)(8)	190,342	185,103
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(6)(7)	400,000	418,763
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(6)(7)	700,000	736,215
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(6)	725,000	762,728
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/43(6)(7)	500,000	541,690
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(6)	152,616	157,645
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(6)	180,302	188,596
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(8)	169,300	132,463
MortgageIT Trust, Series 2005-4, Class A1 0.63% due 10/25/35(5)(8)	468,889	334,468
Navistar Financial Corp. Owner Trust Series 2010-A, Class B 4.17% due 10/20/14*	205,000	206,206
OBP Depositor LLC Trust Series 2010-OBP, Class A 4.65% due 07/15/45*(2)	215,000	214,999
Residential Asset Securities Corp., Series 2006-EMX3, Class A2 0.53% due 04/25/36(5)	99,338	69,613
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33(7)	172,718	171,900
Sequoia Mtg. Trust, Series 2007-1, Class 2A1 5.51% due 02/20/47(7)(8)	327,316	255,271
Sierra Receivables Funding Co., Series 2009-2A 4.52% due 08/20/26*	97,668	97,765
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 2.64% due 04/25/45(7)(8)	262,519	241,601
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	600,000	622,583
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 2.88% due 03/25/35(7)(8)	388,497	349,648
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 2.90% due 01/25/35(7)(8)	516,771	493,068
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR14, Class 2A1 5.43% due 10/25/36(7)(8)	202,108	163,289
Total Asset Backed Securities (cost $14,309,068)		14,764,091
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(2)(3)(9)(10)(11)(12) (cost $5,000)	5,000	4,000
U.S. CORPORATE BONDS & NOTES — 27.9%
Advertising Agencies — 0.3%

The Interpublic Group of Cos., Inc. Notes 6.25% due 11/15/14	236,000	237,180
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	40,000	44,100
		281,280
Advertising Services — 0.0%
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(4)	5,000	5,106
Aerospace/Defense — 0.0%
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	9,000	8,820
Agricultural Chemicals — 0.0%
CF Industries, Inc. Senior Notes 7.13% due 05/01/20	20,000	20,500
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	3,000	3,073
		23,573
Agricultural Operations — 0.3%
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	305,000	330,970

5

Airlines — 0.5%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	105,170	105,117
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	37,138	37,009
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22	64,435	59,763
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	100,000	106,000
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	14,000	14,700
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	176,421	186,161
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	10,000	10,700
		519,450
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Notes 7.45% due 07/16/31	50,000	45,125
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	35,000	35,525
Auto/Truck Parts & Equipment-Original — 0.1%
Cooper-Standard Automotive, Inc. Senior Notes 8.50% due 05/01/18*	5,000	5,038
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	2,000	2,005
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	7,000	7,017
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	35,000	35,175
		49,235
Banks-Commercial — 1.2%
Branch Banking & Trust Co. Sub. Notes 0.78% due 05/23/17(5)	7,000	6,409
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	10,470	10,025
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	15,705	14,802
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	60,705	56,000
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	26,177	23,887
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	39,853	35,868
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	300,000	313,039
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,415
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	265,428

Regions Financial Corp. Senior Notes 5.75% due 06/15/15	12,000	11,924
Sovereign Bank Sub. Notes 8.75% due 05/30/18	400,000	458,528
US Bank NA Sub. Notes 3.78% due 04/29/20(5)	10,000	10,155
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	15,000	16,345
		1,226,825
Banks-Fiduciary — 0.2%
State Street Capital Trust IV Ltd. Guar. Notes 1.54% due 06/15/67(5)	34,000	24,324
State Street Corp. FDIC Guar. Notes 2.15% due 04/30/12	210,000	215,049
		239,373
Banks-Money Center — 0.1%
Chase Capital III Ltd. Guar. Notes 1.09% due 03/01/27(5)	19,000	14,354
NB Capital Trust IV Bank Guar. Notes 8.25% due 04/15/27	90,000	87,750
		102,104
Banks-Mortgage — 0.1%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	45,000	45,450

6

Banks-Super Regional — 1.0%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	275,000	251,443
BAC Capital Trust XIII Ltd. Guar. Notes 0.94% due 03/15/12(13)	41,000	24,237
BAC Capital Trust XV Ltd. Guar. Notes 1.34% due 06/01/56(5)	10,000	6,522
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	50,000	52,907
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	21,000	22,868
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(5)(13)	15,000	11,002
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	10,000	10,172
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	2,000	1,854
Wachovia Capital Trust III Bank Guar. Notes 5.80% due 03/15/11(5)(13)	10,000	7,950
Wachovia Corp. Notes 5.75% due 02/01/18	475,000	520,385
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	110,000	120,251
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(5)(13)	10,000	10,300
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	15,000	16,355
		1,056,246
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	30,000	30,412
Brewery — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.63% due 04/15/15*	175,000	179,118
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	189,000	229,401
		408,519
Broadcast Services/Program — 0.4%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	4,000	2,810
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	175,000	179,418
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/20	10,000	10,394
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/40	10,000	10,687
Liberty Media LLC Debentures 8.25% due 02/01/30	50,000	46,000
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	4,000	4,020
Turner Broadcasting, Inc. Senior Notes 8.38% due 07/01/13	140,000	163,621
		416,950
Building Products-Wood — 0.0%
Masco Corp. Bonds 6.50% due 08/15/32	25,000	21,134
Masco Corp. Senior Notes 7.13% due 03/15/20	14,000	13,594
		34,728
Building-Residential/Commercial — 0.0%
KB Home Company Guar. Notes 6.25% due 06/15/15	5,000	4,450
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	5,000	4,750
		9,200
Cable/Satellite TV — 1.6%
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	350,000	405,289
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	8,000	8,794
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	132,454
COX Communications, Inc. Notes 6.25% due 06/01/18*	75,000	83,630
COX Communications, Inc. Notes 7.13% due 10/01/12	10,000	11,111

7

COX Communications, Inc. Bonds 8.38% due 03/01/39*	130,000	176,713
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	95,000	96,069
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	5,000	5,256
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	225,000	245,787
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	10,000	10,350
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	10,000	10,862
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	13,000	13,390
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	138,000	151,517
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	185,000	214,785
		1,566,007
Capacitors — 0.0%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	5,000	4,975
Casino Hotels — 0.1%
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	10,000	10,525
MGM Resorts International Senior Sec. Notes 11.13% due 11/15/17	10,000	11,025
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	5,000	4,988
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 1st Mtg. Notes 6.63% due 12/01/14	25,000	25,062
		51,600
Cellular Telecom — 0.8%
AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	313,699
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	130,000	145,749
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	215,000	279,530
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	45,000	45,900
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	8,000	8,360
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	5,000	5,150
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	4,000	3,800
		802,188
Chemicals-Diversified — 0.0%
LBI Escrow Corp. Senior Sec. Notes 8.00% due 11/01/17*	5,000	5,150
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	11,000	10,395
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	8,000	6,880
		22,425
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	10,000	9,025
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	90,000	94,631
Coal — 0.0%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	10,000	10,425
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17*	10,000	10,325
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	15,000	15,637
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	6,000	6,030
		42,417

8

Commercial Services — 0.0%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	10,000	9,025
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	11,510
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,262
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	15,000	15,244
Unisys Corp. Senior Sec. Notes 12.75% due 10/15/14*	60,000	67,050
		99,066
Computers — 0.0%
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	20,000	23,029
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	15,000	16,300
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	5,000	5,050
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	45,000	45,450
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	6,000	6,240
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	3,000	2,730
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	45,000	46,912
		101,332
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	20,000	21,450
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	5,000	5,125
Data Processing/Management — 0.0%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	5,000	3,800
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	5,000	3,750
		7,550
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	10,000	7,463
Distribution/Wholesale — 0.0%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	5,000	5,013
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	10,000	9,700
		14,713
Diversified Banking Institutions — 2.7%

Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/31	20,000	18,450
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	100,000	99,630
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	4,000	4,233
Bank of America Corp. Senior Notes 7.38% due 05/15/14	95,000	106,472
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(5)(13)	22,000	21,250
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	8,000	8,002
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	205,000	213,686
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	100,000	103,950
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	37,000	36,428
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	13,000	13,611
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	80,000	75,262

9

Citigroup, Inc. Senior Notes 6.00% due 12/13/13	10,000	10,491
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	10,000	8,945
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	100,000	90,889
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	20,000	21,243
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	5,000	5,062
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(5)	21,000	21,291
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	290,000	309,468
JP Morgan Chase & Co. Jr. Sub Notes 7.90% due 04/30/18(5)(13)	10,000	10,307
Morgan Stanley Sub. Notes 4.75% due 04/01/14	255,000	255,438
Morgan Stanley Senior Notes 5.63% due 09/23/19	115,000	111,252
Morgan Stanley Senior Notes 5.75% due 08/31/12	230,000	241,024
Morgan Stanley Senior Notes 6.00% due 04/28/15	49,000	51,209
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	104,813
The Goldman Sachs Group, Inc. Senior Notes 4.75% due 07/15/13	10,000	10,441
The Goldman Sachs Group, Inc. Senior Notes 5.25% due 04/01/13	10,000	10,525
The Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/20	50,000	49,406
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	200,000	210,688
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	175,000	165,165
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	15,000	16,120
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	110,000	116,427
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	60,000	57,325
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	175,000	171,560
		2,750,063
Diversified Financial Services — 0.9%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12†(11)(14)	105,000	33,909
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	7,806	8,001
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(5)	96,000	93,498
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	20,000	20,222
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	160,000	163,677
General Electric Capital Corp. Notes 5.63% due 05/01/18	150,000	159,407
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	16,000	15,690
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	230,000	247,508
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	33,000	33,479
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	160,000	176,661
		952,052
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	6,524
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	9,000	8,190
SPX Corp. Senior Notes 7.63% due 12/15/14	5,000	5,138
		19,852
E-Commerce/Services — 0.0%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	20,000	20,800

10

Electric-Generation — 0.2%
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	26,000	25,464
Edison Mission Energy Senior Notes 7.20% due 05/15/19	15,000	9,225
The AES Corp. Senior Notes 8.00% due 10/15/17	20,000	20,200
The AES Corp. Senior Notes 8.00% due 06/01/20	75,000	75,375
The AES Corp. Senior Notes 8.88% due 02/15/11	20,000	20,450
Tri-State Generation & Transmission Association 1st Mtg. Bonds 6.00% due 06/15/40*	8,000	8,256
		158,970
Electric-Integrated — 0.6%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	14,000	14,250
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	82,000	95,128
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	120,000	135,588
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	25,000	27,362
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	9,000	10,894
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/39	9,000	9,614
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	10,000	9,300
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	8,945	9,236
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	16,711
Puget Sound Energy, Inc. Senior Sec. Notes 5.76% due 07/15/40	10,000	10,365
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(2)(3)	30,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series A 10.25% due 11/01/15	10,000	6,600
Union Electric Co. Sec. Notes 6.40% due 06/15/17	270,000	306,254
		651,302
Electric-Transmission — 0.4%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	350,000	386,743
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	5,000	5,225
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	1,000	1,060
		6,285
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	3,000	3,068
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	8,000	8,567
		11,635
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	10,000	10,764
Energy-Alternate Sources — 0.0%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	10,000	10,100
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18*	20,000	20,200
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	15,000	15,339
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	20,000	20,797
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 5.13% due 08/27/12	10,000	9,851

11

SLM Corp. Senior Notes 8.00% due 03/25/20	10,000	8,782
		18,633
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 8.13% due 05/20/19	200,000	248,319
Discover Financial Services Senior Notes 6.45% due 06/12/17	20,000	20,184
		268,503
Finance-Investment Banker/Broker — 1.2%
JPMorgan Chase Capital XXII Company Guar. Notes 6.45% due 01/15/87	225,000	212,383
JPMorgan Chase Capital XXIII Ltd. Guar. Bonds 1.44% due 05/15/77(5)	5,000	3,658
Lazard Group LLC Senior Notes 6.85% due 06/15/17	270,000	273,428
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 5.86% due 05/31/12†(5)(11)(13)(14)	8,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(11)(14)	10,000	1,975
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(11)(14)	9,000	5
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(11)(14)	11,000	5
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	115,000	120,639
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	52,000	53,734
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	200,000	181,635
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	40,000	41,709
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 11/15/18	15,000	15,953
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	30,000	30,582
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	85,000	89,864
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	205,000	224,858
		1,250,429
Finance-Other Services — 0.2%
Cantor Fitzgerald LP Notes 6.38% due 06/26/15*	10,000	10,037
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	80,000	80,246
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	110,000	119,867
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	5,000	4,731
		214,881
Firearms & Ammunition — 0.0%
Freedom Group, Inc. Senior Sec. Notes
10.25% due 08/01/15*	5,000	5,200
Food-Confectionery — 0.0%
WM Wrigley Jr Co.
Company Guar. Notes
3.70% due 06/30/14*	10,000	10,115
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	30,000	33,225
Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	200,000	217,996
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	23,000	25,722
		243,718
Food-Retail — 0.1%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	10,000	11,458
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	45,000	44,550
		56,008
Forestry — 0.0%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	10,000	9,879
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	5,000	4,875

12

Service Corp. International Senior Notes 8.00% due 11/15/21	10,000	10,050
		14,925
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	10,000	9,400
Gas-Distribution — 0.4%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	94,012
Energen Corp. Notes 7.63% due 12/15/10	290,000	297,160
		391,172
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	25,000	20,812
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	5,000	5,138
Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*	5,000	5,150
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	10,000	10,000
Independent Power Producers — 0.1%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(2)(3)	40,000	0
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	10,000	8,800
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	15,000	14,925
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	25,000	24,750
RRI Energy, Inc. Senior Notes 7.88% due 06/15/17	5,000	4,725
		53,200
Insurance-Life/Health — 0.9%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	10,330
Lincoln National Corp. Senior Notes 6.25% due 02/15/20(5)	135,000	144,628
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(5)	11,000	9,157
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	14,000	14,869
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	85,000	105,339
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	175,000	214,576
Principal Life Income Funding Trusts Senior Sec. Notes 0.55% due 11/08/13(5)	16,000	15,753
Protective Life Corp. Senior Notes 8.45% due 10/15/39	24,000	25,612
Prudential Financial, Inc. Senior Notes 6.63% due 06/21/40	15,000	15,265
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	225,000	260,540
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	75,000	75,463
		891,532
Insurance-Multi-line — 0.8%
Genworth Financial, Inc.
Senior Notes
4.95% due 10/01/15	12,000	11,460
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	10,000	10,664
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	100,000	110,631
Hartford Financial Services Group, Inc. Senior Notes 4.00% due 03/30/15	10,000	9,818
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	90,000	89,205
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	80,000	80,703
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(5)	25,000	22,688
MetLife, Inc. Senior Notes 6.75% due 06/01/16	10,000	11,314
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	20,000	20,460

13

Nationwide Mutual Insurance Co. Notes 9.38% due 08/05/39*	190,000	222,710
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	255,000	256,182
		845,835
Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	10,000	10,398
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*	13,000	11,599
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	20,000	16,400
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	320,000	276,391
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	120,000	159,671
		474,459
Insurance-Property/Casualty — 0.9%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	240,000	287,419
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/15/37(5)	290,000	252,300
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	142,677
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	212,240
		894,636
Insurance-Reinsurance — 0.0%
Axis Specialty Finance LLC Company Guar. Notes 5.88% due 06/01/20	4,000	3,833
Machinery-Farming — 0.0%
Case Corp. Notes 7.25% due 01/15/16	25,000	25,062
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	10,000	9,928
Boston Scientific Corp. Senior Notes 6.25% due 11/15/15	11,000	11,404
		21,332
Medical Products — 0.0%
CareFusion Corp. Senior Notes 4.13% due 08/01/12	10,000	10,446
Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	5,000	5,212
Life Technologies Corp. Senior Notes 3.38% due 03/01/13	10,000	10,222
Life Technologies Corp. Senior Notes 6.00% due 03/01/20	145,000	157,022
		172,456
Medical-Drugs — 0.0%
Abbott Laboratories Senior Notes 5.30% due 05/27/40	10,000	10,494
Schering-Plough Corp Senior Notes 6.00% due 09/15/17	15,000	17,623
Valeant Pharmaceuticals International Company Guar. Notes 8.38% due 06/15/16	10,000	11,300
		39,417
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	12,000	13,510
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	7,000	7,070
HCA, Inc. Senior Notes 7.50% due 11/15/95	10,000	7,450
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	110,000	116,600
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	5,000	4,700
Tenet Healthcare Corp. Senior Sec. Notes 8.88% due 07/01/19*	55,000	58,300
		194,120
Metal-Copper — 0.0%
Southern Copper Corp. Senior Notes 5.38% due 04/16/20	35,000	35,081

14

Multimedia — 1.3%
NBC Universal, Inc. Notes 3.65% due 04/30/15*	155,000	158,503
NBC Universal, Inc. Notes 6.40% due 04/30/40*	20,000	21,364
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	300,000	355,361
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	20,000	22,595
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	145,000	185,906
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	14,000	17,378
Time Warner, Inc. Bonds 6.63% due 05/15/29	270,000	297,153
Viacom, Inc. Senior Notes 6.13% due 10/05/17	210,000	238,484
		1,296,744
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	5,000	5,325
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/40	11,000	11,529
Non-Hazardous Waste Disposal — 0.1%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	34,000	36,465
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	10,000	10,813
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	10,000	10,250
		57,528
Office Automation & Equipment — 0.4%
Xerox Corp. Senior Notes 5.50% due 05/15/12	225,000	239,839
Xerox Corp. Senior Notes 5.63% due 12/15/19	45,000	47,886
Xerox Corp. Senior Notes 8.25% due 05/15/14	70,000	82,050
		369,775
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Debentures 6.20% due 03/15/40	204,000	161,401
Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	15,000	15,994
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	35,000	35,569
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	35,000	35,306
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	10,000	9,850
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	16,000	14,538
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	10,000	10,237
Newfield Exploration Co.
Senior Sub. Notes
7.13% due 05/15/18	15,000	14,850
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,131
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	27,000	33,408
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	5,000	6,068
		352,352
Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 9.75% due 06/01/19	20,000	20,750
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	75,000	77,066
Valero Energy Corp. Senior Notes 6.13% due 06/15/17	10,000	10,620
		108,436
Oil-Field Services — 0.1%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	25,000	26,875
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/17	25,000	22,250
		49,125

15

Paper & Related Products — 0.4%
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	30,000	30,600
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	5,000	5,050
International Paper Co. Senior Notes 5.25% due 04/01/16	200,000	211,358
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	160,000	173,855
		420,863
Pharmacy Services — 0.1%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	95,000	107,561
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	6,000	5,925
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	15,000	15,412
Pipelines — 0.9%
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	10,000	9,450
El Paso Corp. Senior Notes 7.00% due 06/15/17	60,000	59,662
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	24,000	24,512
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	9,000	9,458
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	10,000	11,212
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	10,000	10,100
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	300,000	298,739
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	8,000	8,358
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	20,000	21,746
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16*	10,000	10,600
Rockies Express Pipeline LLC Senior Notes 5.63% due 04/15/20*	250,000	237,780
Rockies Express Pipeline LLC Senior Notes 6.88% due 04/15/40*	10,000	9,191
The Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	11,000	12,607
Williams Partners LP Senior Notes 3.80% due 02/15/15*	110,000	110,714
Williams Partners LP Senior Notes 7.50% due 06/15/11	26,000	27,279
		861,408
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	25,000	24,812
Valassis Communications, Inc. Senior Notes
8.25% due 03/01/15	5,000	5,163
		29,975
Publishing-Books — 0.0%
TL Acquisitions, Inc.
Senior Notes
10.50% due 01/15/15*	5,000	4,650
Racetracks — 0.0%
Penn National Gaming, Inc. Notes 8.75% due 08/15/19	35,000	35,962
Real Estate Investment Trusts — 1.7%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	10,000	9,770
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	77,484
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	125,000	136,298
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17*	50,000	51,250
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	5,000	5,283
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/20	4,000	4,138
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	25,000	24,500
Kimco Realty Corp. Notes 5.58% due 11/23/15	205,000	218,374

16

Liberty Property LP Senior Notes 8.50% due 08/01/10	210,000	210,678
ProLogis Senior Notes 7.38% due 10/30/19	15,000	14,691
Realty Income Corp. Senior Notes 5.75% due 01/15/21	10,000	10,201
Realty Income Corp. Senior Notes 6.75% due 08/15/19	235,000	259,350
Simon Property Group LP Notes 5.30% due 05/30/13	145,000	155,993
Simon Property Group LP Senior Notes 6.75% due 05/15/14	25,000	28,098
Simon Property Group LP Senior Notes 10.35% due 04/01/19	120,000	159,727
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	310,000	329,304
		1,695,139
Real Estate Management/Services — 0.0%
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	5,000	5,600
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	133,941
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(9)(14)	10,000	75
Rental Auto/Equipment — 0.0%
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	5,000	4,969
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	5,000	4,862
		9,831
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	20,000	20,150
Phillips-Van Heusen Corp. Senior Notes 7.38% due 05/15/20	35,000	35,306
		55,456
Retail-Discount — 0.5%
Target Corp. Senior Notes 7.00% due 01/15/38	250,000	319,363
Wal-Mart Stores, Inc. Senior Notes 4.88% due 07/08/40	23,000	22,407
Wal-Mart Stores, Inc. Bonds 5.25% due 09/01/35	85,000	89,522
Wal-Mart Stores, Inc. Notes 5.63% due 04/01/40	30,000	32,736
		464,028
Retail-Drug Store — 0.5%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	130,000	132,048
CVS Caremark Corp. Senior Notes 6.13% due 09/15/39	10,000	10,689
CVS Caremark Corp.
Senior Notes
6.25% due 06/01/27	100,000	109,106
CVS Caremark Corp. Notes
6.60% due 03/15/19	65,000	75,639
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	142,433	157,081
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	7,950	9,053
		493,616
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	35,000	34,387
Retail-Propane Distribution — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	5,000	5,063
Retail-Regional Department Stores — 0.1%
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	9,000	8,505
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	45,000	45,112

17

Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	10,000	9,625
		63,242
Retail-Toy Stores — 0.0%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	8,000	8,200
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	15,000	15,413
Satellite Telecom — 0.0%
Intelsat Corp. Senior Notes 9.25% due 06/15/16	1,000	1,050
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	10,000	9,903
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	10,000	8,550
Special Purpose Entities — 0.7%
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	85,000	89,675
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	3,500
Farmers Exchange Capital Notes 7.05% due 07/15/28*	330,000	314,777
Fresenius U.S. Finance II Senior Notes 9.00% due 07/15/15*	20,000	21,675
Goldman Sachs Capital II Company Guar. Bonds 5.79% due 06/01/12(5)(13)	5,000	3,775
Hidden Ridge Facility Trustee Senior Sec. Notes 5.75% due 01/01/21*(2)	10,000	10,050
Teco Finance, Inc. Company Guar. Notes 5.15% due 03/15/20	230,000	239,732
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	4,000	4,550
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	5,000	5,410
		693,144
Steel-Producers — 0.0%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	5,000	4,850
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	5,000	5,019
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	15,000	15,075
		24,944
Telecom Services — 0.6%
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	5,000	4,956
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	15,956
Qwest Corp. Senior Notes 8.88% due 03/15/12	32,000	34,320
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	30,000	31,575
SBA Tower Trust Notes 4.25% due 04/15/15*	245,000	255,170
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	190,000	236,769
		578,746
Telephone-Integrated — 0.2%
Cincinnati Bell, Inc. Company Guar. Notes 8.25% due 10/15/17	25,000	23,375
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	10,000	9,275
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	40,000	37,000
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17*	2,000	2,007
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20*	2,000	2,005
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	51,000	52,402
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	7,000	5,810

18

Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	25,000	22,625
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	7,000	6,685
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	10,000	10,553
Windstream Corp. Bonds 7.88% due 11/01/17	35,000	34,169
		205,906
Television — 0.5%
CBS Corp. Company Guar. Notes 4.63% due 05/15/18	16,000	15,972
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	225,000	265,257
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	140,000	176,137
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13†*(2)(3)(5)(9)(11)(14)	11,593	0
Umbrella Acquisition, Inc. Company Guar. Notes 10.50% due 03/15/15*(9)	7,000	5,827
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(14)	5,000	3
		463,196
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	35,000	43,684
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	170,000	215,285
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	200,000	203,166
		462,135
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,348	2,207
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	28,233	23,857
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	12,399	11,903
		37,967
Transport-Equipment & Leasing — 0.0%
GATX Corp. Notes 4.75% due 10/01/12	8,000	8,422
GATX Corp. Senior Notes 4.75% due 05/15/15	10,000	10,427
		18,849
Transport-Services — 0.0%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	10,000	9,550
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	44,000	44,990
Wireless Equipment — 0.1%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	21,000	22,141
Motorola, Inc.
Debentures
6.50% due 09/01/25	22,000	21,905
		44,046
Total U.S. CORPORATE BONDS & NOTES
(cost $26,846,223)		28,368,808
FOREIGN CORPORATE BONDS & NOTES — 5.1%
Banks-Commercial — 0.5%
ANZ National International, Ltd. Company Guar. Notes 2.38% due 12/21/12*	5,000	5,065
ANZ National International, Ltd. Company Guar. Notes 6.20% due 07/19/13*	10,000	11,079
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(5)(13)	16,000	13,040
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	145,000	146,340
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(5)(13)	9,000	7,245
BNP Paribas Sub. Notes 4.80% due 06/24/15*	10,000	10,161
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	20,000	19,885
Groupe BPCE Notes 3.35% due 09/30/10(5)(13)	23,000	14,678

19

Nordea Bank AB Sub. Bonds 8.38% due 03/25/15(5)(13)	8,000	8,400
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	230,000	245,940
Westpac Banking Corp. Jr. Sub. Notes 0.62% due 09/30/10(5)(13)	40,000	26,400
		508,233
Banks-Money Center — 0.9%
Lloyds TSB Bank PLC Bank Guar. Notes 5.80% due 01/13/20*	100,000	94,390
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	345,000	373,387
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	355,000	397,589
		865,366
Brewery — 0.3%
Cia de Bebidas das Americas Notes 8.75% due 09/15/13	250,000	292,500
Broadcast Services/Program — 0.2%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	155,000	161,498
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40*	10,000	10,442
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	10,000	10,493
		20,935
Computers-Memory Devices — 0.1%
Seagate HDD Senior Notes 6.88% due 05/01/20*	5,000	4,750
Seagate Technology International Sec. Notes 10.00% due 05/01/14*	30,000	34,200
		38,950
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(2)(3)	19,740	0
Diversified Banking Institutions — 0.4%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(5)(13)	3,000	2,205
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	385,000	414,907
		417,112
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	40,000	41,500
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	20,000	23,271
Electric-Generation — 0.1%
Intergen NV Sec. Notes 9.00% due 06/30/17*	75,000	74,625
Electric-Integrated — 0.3%
EDF SA Notes 6.50% due 01/26/19*	160,000	186,178
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	115,000	122,987
TransAlta Corp. Notes 5.75% due 12/15/13	14,000	15,255
		324,420
Insurance-Multi-line — 0.0%
Aegon NV
Sub. Notes 3.89% due 07/15/14(5)(13)	18,000	10,625
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	14,325
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	9,000	9,295
		34,245
Insurance-Reinsurance — 0.0%
Endurance Specialty Holdings, Ltd. Senior Notes 7.00% due 07/15/34	10,000	9,542
Metal-Diversified — 0.2%
Falconbridge, Ltd. Senior Notes 7.35% due 06/05/12	14,000	15,173
Inco, Ltd. Bonds 7.20% due 09/15/32	110,000	118,154
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	14,000	15,339
		148,666
Oil & Gas Drilling — 0.0%
Transocean, Inc. Senior Notes 6.00% due 03/15/18	4,000	3,681

20

Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	11,000	10,762
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	10,000	8,700
		19,462
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC
Company Guar. Notes
3.88% due 03/10/15	20,000	17,043
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/19	10,000	8,307
Petrobras International Finance Co. Company Guar. Notes 6.88% due 01/20/40	70,000	70,571
Statoil ASA Company Guar. Notes 7.15% due 11/15/25	30,000	36,442
		132,363
Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	225,000	231,498
Pipelines — 0.0%
TransCanada PipeLines, Ltd. Senior Notes 6.10% due 06/01/40	10,000	10,761
Satellite Telecom — 0.0%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(16)	23,000	23,403
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	5,000	5,081
		28,484
Special Purpose Entities — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	11,000	11,168
AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	13,000	13,410
		24,578
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 6.13% due 06/01/18	140,000	146,423
ArcelorMittal Senior Notes 7.00% due 10/15/39	55,000	58,094
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	10,000	9,500
		214,017
SupraNational Banks — 0.0%
Asian Development Bank Bonds 5.82% due 06/16/28	9,000	10,315
Telephone-Integrated — 1.3%
British Telecom PLC Senior Notes 5.15% due 01/15/13	200,000	209,744
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	120,000	155,004
France Telecom SA Notes 8.50% due 03/01/31	175,000	240,818
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	28,000	28,259
Telecom Italia Capital SA Company Guar. Bonds
6.20% due 07/18/11	250,000	259,060
Telefonica Emisiones SAU
Company Guar. Notes
0.67% due 02/04/13(5)	10,000	9,642
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	375,000	372,420
Telefonica Emisiones SAU Company Guar. Notes 5.13% due 04/27/20	10,000	10,023
Telefonica Emisiones SAU Company Guar. Notes 5.98% due 06/20/11	10,000	10,368
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	10,000	10,882
		1,306,220
Television — 0.0%
Videotron Ltee 9.13% due 04/15/18	20,000	21,700
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	110,000	144,147
Transport-Marine — 0.0%
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc. Notes 8.88% due 11/01/17*	20,000	20,150

21

Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28	10,000		12,261
Kansas City Southern de Mexico SA de CV Senior Notes 8.00% due 02/01/18*	5,000		5,175
			17,436
Total Foreign Corporate Bonds & Notes
(cost $4,828,886)			5,145,675
FOREIGN GOVERNMENT AGENCIES — 0.6%
Sovereign — 0.6%
Republic of Argentina Bonds 8.28% due 12/31/33(15)	25,697		17,570
Republic of Indonesia Bonds 6.63% due 02/17/37	100,000		105,652
Republic of Turkey Senior Bonds 11.88% due 01/15/30	30,000		48,600
Republic of Venezuela Bonds 9.25% due 09/15/27	70,000		47,075
Russian Federation Bonds 3.63% due 04/29/15*	300,000		290,250
Russian Federation Senior Bonds 7.50% due 03/31/30(16)	46,000		51,856
United Mexican States Notes 5.95% due 03/19/19	50,000		55,500
Total Foreign Government Agencies
(cost $628,679)			616,503
FOREIGN GOVERNMENT TREASURIES — 0.9%
Sovereign — 0.9%
Brazil Nota do Tesouro Nacional Notes 10% due 01/01/17 (cost $691,888)	BRL	1,790,000	896,027
LOANS(17)(18) — 0.2%
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. BTL-B 3.31% due 12/16/13(5)	100,152		94,841
Ford Motor Co. BTL-B 3.35% due 12/16/13(5)	110,808		104,933
Total Loans
(cost $210,959)			199,774
MUNICIPAL BONDS & NOTES — 0.5%
Municipal Bonds — 0.5%
California State Build America General Obligation Bonds 6.20% due 10/01/19	100,000		104,537
California State Build America General Obligation Bonds 7.55% due 04/01/39	220,000		236,071
Chicago Transit Authority Revenue Bonds 6.20% due 12/01/40	16,000		16,559
Municipal Electric Authority of Georgia Build America Revenue Bonds 6.66% due 04/01/57	20,000		19,292
New Jersey State Turnpike Authority Build America Revenue Bonds 7.41% due 01/01/40	130,000		158,353
Total Municipal Bonds & Notes
(cost $497,899)			534,812
U.S. GOVERNMENT AGENCIES — 21.6%
Federal Home Loan Mtg. Corp. — 1.9%
4.50% due 01/01/39	35,021		36,346
5.00% due 12/01/20	21,679		23,262
5.00% due 07/01/21	87,899		94,100
5.00% due 05/01/34	69,355		73,617
5.00% due 07/01/35	21,680		22,992
5.00% due 08/01/35	87,745		93,054
5.00% due 11/01/35	35,607		37,762
5.00% due 03/01/38	52,455		55,569
5.00% due 07/01/39	56,722		60,084
5.50% due 07/01/34	54,104		58,359
5.50% due 07/01/35	64,589		69,548
5.50% due 04/01/37	54,961		59,049
5.50% due 05/01/37	48,190		51,775
5.50% due 08/01/37	122,265		131,360
5.50% due 07/01/38	40,047		43,025
5.98% due 10/01/36(5)	96,170		103,172
6.00% due 09/01/26	248,466		271,552
6.00% due 08/01/36	28,256		30,740
6.50% due 05/01/16	2,195		2,385
6.50% due 05/01/29	13,745		15,298
6.50% due 11/01/34	22,062		24,431
6.50% due 03/01/36	33,835		37,195
6.50% due 05/01/36	838		921
6.50% due 11/01/37	25,310		27,792
7.00% due 04/01/32	11,668		13,166
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(8)	69,835		71,178
Series 2586, Class NK
3.50% due 08/15/16(8)	23,959		24,354
Series 3102, Class PG
5.00% due 11/15/28(8)	70,000		73,019
Series 3317, Class PD
5.00% due 09/15/31(8)	90,000		94,876
Series 3349, Class HB
5.50% due 06/15/31(8)	79,000		83,695
Series 1577, Class PK
6.50% due 09/15/23(8)	96,000		103,104
Series 1226, Class Z
7.75% due 03/15/22(8)	3,568		3,886
			1,890,666

22

Federal National Mtg. Assoc. — 13.5%
2.13% due 01/25/13	18,000	18,142
4.50% due 01/01/39	35,805	37,188
4.50% due 06/01/39	633,021	657,274
4.56% due 01/01/15	770,560	824,359
4.75% due 12/15/10	15,000	15,321
4.85% due 11/01/15	792,700	865,730
5.00% due 03/15/16	11,000	12,509
5.00% due 03/01/18	40,810	43,893
5.00% due 06/01/19	12,801	13,768
5.50% due 06/01/20	299,952	325,471
5.50% due 07/01/20	194,005	210,510
5.50% due 03/01/21	210,221	228,106
5.50% due 04/01/21	299,561	324,205
5.50% due 06/01/21	261,217	282,706
5.50% due 10/01/21	229,606	248,494
5.50% due 12/01/21	427,549	462,721
5.50% due 06/01/22	188,197	203,580
5.50% due 05/01/34	14,089	15,195
5.50% due 06/01/34	41,378	44,561
5.50% due 12/01/35	99,865	107,455
5.50% due 06/01/36	1,826,705	1,971,244
5.50% due 12/01/36	3,324	3,574
5.50% due 07/01/38	23,344	25,091
5.92% due 10/01/11	404,341	418,805
6.00% due 06/01/17	17,253	18,813
6.00% due 06/01/26	136,027	148,752
6.00% due 03/01/27	172,914	188,690
6.00% due 12/01/33	14,012	15,434
6.00% due 05/01/34	49,480	54,284
6.00% due 07/01/34	5,827	6,387
6.00% due 07/01/38	154,325	167,573
6.00% due July TBA	4,200,000	4,555,030
6.06% due 09/01/11	255,381	267,937
6.11% due 05/01/11	228,622	232,369
6.50% due 08/01/16	12,946	14,092
6.50% due 09/01/32	29,856	33,333
6.50% due 04/01/34	6,722	7,461
6.50% due 11/01/35	42,756	47,094
6.50% due 02/01/36	138,310	151,912
6.50% due 07/01/36	20,254	22,246
6.50% due 10/01/37	27,983	30,691
6.52% due 02/01/11	109,637	110,057
7.00% due 06/01/37	192,490	214,085
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30(8)	85,000	90,635
		13,736,777
Government National Mtg. Assoc. — 6.2%
4.50% due July TBA	1,700,000	1,770,655
5.00% due 01/15/40	297,754	318,001
5.00% due August TBA	2,900,000	3,077,173
5.50% due 04/15/36	215,342	233,532
6.00% due 02/15/33	77,631	85,716
6.50% due 07/15/28	483,904	543,802
6.50% due 08/15/28	24,382	27,400
6.50% due 09/15/28	52,135	58,589
6.50% due 11/15/28	49,209	55,300
7.00% due 11/15/31	13,761	15,467
7.00% due 01/15/33	21,874	24,851
7.00% due 05/15/33	31,385	35,550
7.50% due 01/15/32	12,361	14,093
8.00% due 02/15/30	2,621	3,043
8.50% due 11/15/17	2,278	2,499
9.00% due 11/15/21	746	858
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(8)	10,058	11,488
Series 2005-74, Class HA
7.50% due 09/16/35(8)	1,322	1,506
Series 2005-74, Class HC
7.50% due 09/16/35(8)	6,008	6,859
		6,286,382
Total U.S. Government Agencies
(cost $21,071,137)		21,913,825
U.S. GOVERNMENT TREASURIES — 10.8%
United States Treasury Bonds — 5.5%
United States Treasury Bonds
2.63% due 07/15/17 TIPS	1,314,775	1,483,128
3.50% due 02/15/39	16,000	14,862
4.25% due 05/15/39	156,000	164,946
4.38% due 02/15/38	845,000	913,656
4.38% due 11/15/39	103,000	111,192
4.50% due 02/15/36	635,000	701,477
4.50% due 05/15/38	13,000	14,339
4.50% due 08/15/39	50,000	55,070
4.63% due 02/15/40	2,000	2,248
5.25% due 11/15/28	32,000	38,515
6.25% due 08/15/23(19)	995,000	1,289,769
6.63% due 02/15/27(19)	600,000	825,937
8.13% due 08/15/19	8,000	11,397
		5,626,536
United States Treasury Notes — 5.3%
United States Treasury Notes
1.88% due 04/30/14	5,000,000	5,090,235
2.00% due 11/30/13	40,000	41,062
2.38% due 09/30/14	110,000	113,618
2.38% due 02/28/15	8,000	8,245
2.75% due 02/15/19	5,000	4,981
3.13% due 05/15/19	3,000	3,063
3.25% due 07/31/16	10,000	10,601
3.38% due 11/15/19	36,000	37,285
3.63% due 08/15/19	6,000	6,345
3.63% due 02/15/20	41,000	43,319
3.75% due 11/15/18	15,000	16,163
		5,374,917
Total U.S. Government Treasuries
(cost $10,743,317)		11,001,453
WARRANTS — 0.0%
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Expires 02/19/14†(2)(3) (cost $33)	32	0

23

Total Long-Term Investment Securities
(cost $93,798,950)		98,404,758

SHORT-TERM INVESTMENT SECURITIES — 0.9%
U.S. Government Agencies — 0.9%
Federal Home Loan Bank Disc. Notes 0.00% due 07/01/10 (cost $900,000)	900,000	900,000
REPURCHASE AGREEMENTS — 11.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/10, to be repurchased 07/01/10 in the amount of $651,000 and collateralized by $655,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $668,952	651,000	651,000
Bank of America Securities Joint Repurchase Agreement(20)	5,880,000	5,880,000
UBS Securities LLC, Joint Repurchase Agreement(20)	5,015,000	5,015,000
Total Repurchase Agreements
(cost $11,546,000)		11,546,000
TOTAL INVESTMENTS
(cost $106,244,950)(21)	109.1%	110,850,758
Liabilities in excess of other assets	(9.1)	(9,280,472)
NET ASSETS	100.0%	$101,570,286

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2010, the aggregate value of these securities was $8,398,979 representing 8.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at June 30, 2010. The aggregate value of these securities was $959,098 representing 0.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 1.
(3)	Illiquid security. At June 30, 2010, the aggregate value of these securities was $28,467 representing 0% of net assets.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2010.
(6)	Commercial Mortgage Backed Security
(7)	Variable Rate Security - the rate reflected is as of June 30, 2010, maturity date reflects the stated maturity date.
(8)	Collateralized Mortgage Obligation
(9)	Income may be received in cash or additional shares at the discretion of the issuer.
(10)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2010, the Multi-Managed Income Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Notes
7.50% due 08/15/09	08/11/2005	$5,000	$5,000	$4,000	$80.00	0.00%

(11)	Company has filed for Chapter 11 bankruptcy protection.
(12)	Security in default of interest and principal at maturity.
(13)	Perpetual maturity - maturity date reflects the next call date.
(14)	Bond in default
(15)	A portion of the interest was paid in additional bonds.
(16)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2010.
(17)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(18)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(19)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(20)	See Note 2 for details of Joint Repurchase Agreements.
(21)	See Note 4 for cost of investments on a tax basis.
(22)	Denominated in United States dollars unless otherwise indicated.
ADR	—	American Depository Receipt
BTL	—	Bank Term Loan
FDIC	—	Federal Deposit Insurance Corporation
REMIC	—	Real Estate Mortgage Investment Conduit
TBA	—	Securities purchased on forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	—	Treasury Inflation Protected Securities

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2010	Unrealized Appreciation (Depreciation)
34	Short	Australian 10 YR Bonds	September 2010	$21,742,790	$21,791,056	$(48,266)
113	Long	U.S. Treasury 2 YR Notes	September 2010	24,674,337	24,727,578	53,241
37	Long	U.S. Treasury 5 YR Notes	September 2010	4,354,334	4,379,008	24,674
106	Short	U.S. Treasury 10 YR Notes	September 2010	12,798,668	12,989,969	(191,301)
18	Short	U.S. Treasury Long Bonds	September 2010	2,265,586	2,295,000	(29,414)
6	Short	U.S. Ultra Bond	September 2010	770,800	814,875	(44,075)
						$(235,141)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.
	JPY	141,199,000	USD	1,557,529	9/15/2010	$—	$(41,447)
	USD	184,740	KRW	227,378,000	9/15/2010	887	—
						887	(41,447)
BNP-Paribas S.A.
	BRL	771,000	USD	414,628	9/15/2010	—	(5,457)
Citibank, N.A.
	JPY	29,050,000	USD	325,539	9/15/2010	—	(3,431)
	MXN	3,430,000	USD	270,659	9/15/2010	7,504	—
	USD	273,137	JPY	24,800,000	9/15/2010	7,705	—
	USD	333,074	MXN	4,280,000	9/15/2010	—	(4,705)
						15,209	(8,136)
Deutsche Bank AG
	CZK	21,080,000	USD	980,739	9/15/2010	—	(21,482)
	USD	943,066	HUF	226,600,000	9/15/2010	20,312	—
						20,312	(21,482)
JPMorgan Chase Bank, N.A.
	BRL	771,000	USD	415,074	9/15/2010	—	(5,010)
	JPY	44,582,000	USD	502,587	9/15/2010	—	(2,272)
	KRW	463,435,000	USD	391,575	9/15/2010	13,236	—
	USD	385,886	JPY	35,050,000	9/15/2010	11,030	—
	USD	931,370	KRW	1,154,214,000	9/15/2010	10,906	—
	USD	329,383	MXN	4,280,000	9/15/2010	—	(1,014)
						35,172	(8,296)
Royal Bank of Canada
	USD	538,933	MXN	6,960,000	9/15/2010	—	(4,951)

Net Unrealized Appreciation (Depreciation)						$71,580	$(89,769)

BRL — Brazilian Real

CZK — Czech Koruna

HUF — Hungarian Forint

JPY — Japanese Yen

KRW — Korean Won

MXN — Mexican Peso

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$13,839,729	$959,098	#	$—	$14,798,827
Preferred Stocks	131,620	29,343		—	160,963
Asset Backed Securities	—	14,549,092		214,999	14,764,091
Convertible Bonds & Notes	—	—		4,000	4,000
U.S. Corporate Bonds & Notes	—	28,283,782		85,026	28,368,808
Foreign Corporate Bonds & Notes	—	5,145,675		0	5,145,675
Foreign Government Agencies	—	616,503		—	616,503
Foreign Government Treasuries	—	896,027		—	896,027
Loans	—	199,774		—	199,774
Municipal Bonds & Notes	—	534,812		—	534,812
U.S. Government Agencies	—	21,913,825		—	21,913,825
U.S. Government Treasuries	—	11,001,453		—	11,001,453
Warrants	—	—		0	0
Short-Term Investment Securities:
U.S. Government Agencies	—	900,000		—	900,000
Repurchase Agreements	—	11,546,000		—	11,546,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	77,915	—		—	77,915
Open Futures Contracts - Depreciation	(313,056)	—		—	(313,056)
Open Forward Foreign Currency Contracts - Appreciation	—	71,580		—	71,580
Open Forward Foreign Currency Contracts - Depreciation	—	(89,769)		—	(89,769)
Total	$13,736,208	$96,557,195		$304,025	$110,597,428

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $959,098 representing 0.9% of net ssets. See Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants

Balance as of 3/31/2010	$574,980	$3,500	$103,186	$0	$—
Accrued discounts/premiums	1	—	1	—	—
Realized gain(loss)	—	—	(3,904)	260	—
Change in unrealized appreciation(depreciation)(1)	12,389	500	3,755	—	(33)
Net purchases(sales)	214,999	—	(18,012)	(260)	33
Transfers in and/or out of Level 3 (2)	(587,370)	—	—	—	—
Balance as of 6/30/2010	$214,999	$4,000	$85,026	$0	$0

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at June 30, 2010 includes:

Asset Backed Securities	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$500	$(6,138)	$—	$(33)

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

24

SEASONS SERIES TRUST

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2010
(unaudited)

Security Description	Shares/ Principal Amount(23)	Value (Note 1)
COMMON STOCK — 59.8%
Advanced Materials — 0.0%
PV Crystalox Solar PLC(1)	3,795	$3,022
STR Holdings, Inc.†	485	9,118
		12,140
Advertising Services — 0.0%
Vertis Holdings, Inc.†(2)(22)	1,532	2
Aerospace/Defense — 0.6%
General Dynamics Corp.	459	26,879
Lockheed Martin Corp.	7,548	562,326
MTU Aero Engines Holding AG(1)	698	38,841
National Presto Industries, Inc.	239	22,194
Northrop Grumman Corp.	6,737	366,762
Raytheon Co.	3,478	168,300
		1,185,302
Aerospace/Defense-Equipment — 0.3%
AAR Corp.†	1,420	23,771
GenCorp, Inc.†	4,413	19,329
United Technologies Corp.	8,179	530,899
		573,999
Agricultural Chemicals — 0.1%
Agrium, Inc.	1,305	63,745
CF Industries Holdings, Inc.	3,845	243,966
		307,711
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	4,749	122,619
China Green Holdings, Ltd.(1)	45,000	45,116
The Andersons, Inc.	3,281	106,928
		274,663
Airlines — 0.2%
Alaska Air Group, Inc.†	1,373	61,716
Copa Holdings SA, Class A	1,732	76,589
Deutsche Lufthansa AG†(1)	2,080	28,660
Republic Airways Holdings, Inc.†	6,572	40,155
Singapore Airlines, Ltd.(1)	6,000	62,166
UAL Corp.†	1,008	20,725
US Airways Group, Inc.†	3,680	31,685
		321,696
Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	1,067	14,127
Apparel Manufacturers — 0.1%
Carter’s, Inc.†	627	16,459
Christian Dior SA(1)	667	63,376
Coach, Inc.	3,287	120,140
Maidenform Brands, Inc.†	1,838	37,422
		237,397
Appliances — 0.2%
Electrolux AB, Class B(1)	7,418	169,331
Whirlpool Corp.	2,100	184,422
		353,753
Applications Software — 1.0%
Check Point Software Technologies, Ltd.†	1,422	41,921
Citrix Systems, Inc.†	3,275	138,303
Emdeon, Inc., Class A†	2,189	27,428
Intuit, Inc.†	3,987	138,628
Microsoft Corp.	63,972	1,471,996
NetSuite, Inc.†	2,152	27,201
Quest Software, Inc.†	6,966	125,667
Salesforce.com, Inc.†	1,856	159,282
		2,130,426
Auction House/Art Dealers — 0.0%
Sotheby’s	832	19,028
Audio/Video Products — 0.1%
Skyworth Digital Holdings, Ltd.(1)	30,000	19,770
Sony Corp.(1)	6,500	173,018
		192,788
Auto-Cars/Light Trucks — 0.6%
Dongfeng Motor Group Co., Ltd.(1)	132,000	149,055
Fiat SpA(1)	7,455	76,725
Ford Motor Co.†	39,100	394,128
Ford Otomotiv Sanayi AS(1)	13,948	89,746
Ghabbour Auto(1)	2,527	17,298
Nissan Motor Co., Ltd.†(1)	14,200	98,438
Peugeot SA†(1)	13,469	340,459
Tesla Motors, Inc.†	623	14,846
Tofas Turk Otomobil Fabrikasi AS(1)	24,030	80,851
		1,261,546
Auto-Heavy Duty Trucks — 0.2%
Navistar International Corp.†	5,100	250,920
Oshkosh Corp.†	6,643	206,996
		457,916
Auto/Truck Parts & Equipment-Original — 0.4%
Aisin Seiki Co., Ltd.(1)	7,300	197,224
ArvinMeritor, Inc.†	5,281	69,181
Dana Holding Corp.†	990	9,900
GKN PLC†(1)	14,018	24,051
GUD Holdings, Ltd.(1)	1,440	10,439
Hyundai Mobis(1)	630	105,510
Koito Manufacturing Co., Ltd.(1)	9,000	132,164
NGK Spark Plug Co., Ltd.(1)	6,000	74,364
Tenneco, Inc.†	1,069	22,513
Toyoda Gosei Co., Ltd.(1)	900	22,304
Valeo SA†(1)	4,753	128,042
Westport Innovations, Inc.†	732	11,518
		807,210
Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Technologies†	3,341	17,373
Banks-Commercial — 2.5%
Anglo Irish Bank Corp., Ltd.†(22)	72,610	888
Australia and New Zealand Banking Group, Ltd.(1)	32,834	589,440
Banca Monte dei Paschi di Siena SpA†(1)	96,178	108,895
Banco Bilbao Vizcaya Argentaria SA(1)	1,783	18,394
Banco do Brasil SA	2,702	36,900
Banco Latinoamericano de Comercio Exterior SA, Class E	5,215	65,135
Banco Popolare SC(1)	33,584	184,561
Banco Santander Brasil SA ADR	21,899	226,217
Banco Santander SA(1)	9,900	104,029
Bank Mandiri Tbk PT(1)	125,000	81,389
Bank of Hawaii Corp.	2,200	106,370
Bank of the Ozarks, Inc.	1,604	56,894
Bank Rakyat Indonesia(1)	139,500	140,901
Bankinter SA(1)	19,586	119,007
Bar Harbor Bankshares	446	11,137
China Construction Bank Corp.(1)	471,000	379,037
Commercial International Bank Egypt SAE(1)	5,923	69,718
Credicorp, Ltd.	932	84,709
Danske Bank A/S†(1)	11,784	226,313
DBS Group Holdings, Ltd.(1)	54,500	528,443
DnB NOR ASA(1)	5,133	49,391
EFG Eurobank Ergasias SA†(1)	11,431	50,732
Financial Institutions, Inc.	1,808	32,110
First Bancorp	1,556	22,546

First Financial Bancorp	2,029	30,334
FirstRand, Ltd.(1)	35,354	82,453
Industrial & Commercial Bank of China(1)	395,000	287,315
International Bancshares Corp.	2,387	39,839
Merchants Bancshares, Inc.	825	18,332
National Australia Bank, Ltd.(1)	1,073	20,726
National Bank of Canada	1,090	55,752
National Bank of Greece SA†(1)	1,118	12,182
Oversea-Chinese Banking Corp., Ltd.(1)	20,000	125,808
Park National Corp.	486	31,609
Royal Bank of Canada	950	45,244
Sberbank of Russian Federation(1)	100,155	240,219
Southside Bancshares, Inc.	1,549	30,422
Standard Bank Group, Ltd.(1)	7,412	98,046
Suffolk Bancorp	640	19,802
Sumitomo Mitsui Financial Group, Inc.(1)	2,200	62,108
The Toronto-Dominion Bank	1,288	83,459
Turkiye Garanti Bankasi AS(1)	14,339	59,407
Westpac Banking Corp.(1)	25,382	448,229
Wilshire Bancorp, Inc.	2,585	22,619
		5,107,061
Banks-Fiduciary — 0.1%
State Street Corp.	1,253	42,376
The Bank of New York Mellon Corp.	4,800	118,512
		160,888
Banks-Super Regional — 0.6%
Capital One Financial Corp.	1,900	76,570
PNC Financial Services Group, Inc.	2,900	163,850
US Bancorp	14,775	330,221
Wells Fargo & Co.	26,156	669,594
		1,240,235
Batteries/Battery Systems — 0.1%
A123 Systems, Inc.†	832	7,846
Advanced Battery Technologies, Inc.†	3,444	11,296
Byd Co., Ltd., Class H(1)	5,500	40,543
China BAK Battery, Inc.†	4,800	8,352
Energizer Holdings, Inc.†	487	24,486
EnerSys†	2,799	59,815
GS Yuasa Corp.(1)	4,000	26,115
Saft Groupe SA(1)	458	13,888
Simplo Technology Co., Ltd.(1)	2,000	10,829
Ultralife Corp.†	1,563	6,721
Valence Technology, Inc.†	6,000	4,320
		214,211
Beverages-Non-alcoholic — 0.4%
Britvic PLC(1)	10,011	70,758
Fomento Economico Mexicano SAB de CV ADR	2,913	125,696
PepsiCo, Inc.	4,400	268,180
The Coca-Cola Co.	7,100	355,852
		820,486
Brewery — 0.2%
Anheuser-Busch InBev NV(1)	7,133	342,626
Heineken Holding NV(1)	3,028	110,470
		453,096
Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.†	2,500	75,450
Broadwind Energy, Inc.†	3,055	8,554
Corp GEO SAB de CV, Series B†	32,500	86,722
Fletcher Building, Ltd.(1)	13,823	74,015
Geberit AG(1)	513	79,552
Louisiana-Pacific Corp.†	2,948	19,722
Nortek, Inc.†	882	37,044
		381,059
Building & Construction-Misc. — 0.1%
Abengoa SA(1)	1,335	25,881
Ferrovial SA(1)	6,880	44,447
Insituform Technologies, Inc., Class A†	1,364	27,935
Layne Christensen Co.†	1,634	39,657
Orascom Construction Industries(1)	1,219	48,715
		186,635
Building Products-Cement — 0.1%
China Shanshui Cement Group, Ltd.(1)	187,000	82,884
HeidelbergCement AG(1)	1,652	78,686
		161,570
Building Products-Doors & Windows — 0.2%
Asahi Glass Co., Ltd.(1)	53,000	494,512
Building-Heavy Construction — 0.1%
Acciona SA(1)	456	34,632
Daelim Industrial Co., Ltd.(1)	1,743	89,798
Impregilo SpA†(1)	11,161	25,501
Vinci SA(1)	857	35,290
		185,221
Building-Maintance & Services — 0.0%
Babcock International Group PLC(1)	6,459	57,265
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	12,600	123,858
KB Home	6,700	73,700
Standard Pacific Corp.†	4,897	16,307
		213,865
Cable TV — 0.0%
Mediacom Communications Corp., Class A†	8,313	55,863
Cable/Satellite TV — 0.6%
Comcast Corp., Class A	25,965	451,012
DIRECTV, Class A†	13,881	470,843
DISH Network Corp., Class A	17,004	308,623
Kabel Deutschland Holding AG†(1)	2,196	62,306
		1,292,784
Cellular Telecom — 0.4%
America Movil SAB de CV, Series L ADR	1,455	69,113
China Mobile, Ltd.(1)	20,600	204,653
Mobile Telesystems OJSC ADR	8,436	161,634
NII Holdings, Inc.†	4,924	160,128
Sprint Nextel Corp.†	15,667	66,428
Vivo Participacoes SA ADR	5,247	136,002
Vodafone Group PLC(1)	19,269	39,930
		837,888
Chemicals-Diversified — 0.6%
Akzo Nobel NV(1)	625	32,330
BASF SE(1)	577	31,479
Celanese Corp., Series A	3,164	78,815
E.I. du Pont de Nemours & Co.	9,700	335,523
FMC Corp.	156	8,959
Fufeng Group, Ltd.(1)	26,000	16,909
Hitachi Chemical Co., Ltd.(1)	12,900	239,490
Huntsman Corp.	8,900	77,163
Innophos Holdings, Inc.	1,455	37,946
Koninklijke DSM NV(1)	3,193	126,856
Lanxess AG(1)	1,478	62,290
Nitto Denko Corp.(1)	2,600	84,829

Rockwood Holdings, Inc.†	330	7,488
Sociedad Quimica y Minera de Chile SA ADR	228	7,435
The Dow Chemical Co.	4,703	111,555
		1,259,067
Chemicals-Specialty — 0.5%
Albemarle Corp.	1,099	43,641
Ashland, Inc.	5,700	264,594
Brenntag AG†(1)	766	48,245
Eastman Chemical Co.	1,600	85,376
Hawkins, Inc.	1,581	38,070
Lubrizol Corp.	3,400	273,054
OM Group, Inc.†	1,303	31,090
Quaker Chemical Corp.	1,039	28,147
Sigma-Aldrich Corp.	176	8,770
WR Grace & Co.†	5,922	124,599
		945,586
Circuit Boards — 0.1%
DDi Corp.	1,672	12,590
Multi-Fineline Electronix, Inc.†	807	20,143
Tripod Technology Corp.(1)	28,000	103,869
TTM Technologies, Inc.†	6,374	60,553
		197,155
Coal — 0.4%
Alpha Natural Resources, Inc.†	2,895	98,054
China Coal Energy Co.(1)	26,000	32,473
China Shenhua Energy Co., Ltd.(1)	44,000	159,580
Consol Energy, Inc.	3,671	123,933
Massey Energy Co.	96	2,626
Peabody Energy Corp.	3,807	148,968
South Australia Coal Corp.†(2)(13)(22)	502	42
Walter Energy, Inc.	3,624	220,520
Yanzhou Coal Mining Co., Ltd.(1)	4,000	7,704
		793,900
Commercial Services — 0.1%
Alliance Data Systems Corp.†	530	31,545
Convergys Corp.†	13,928	136,634
HMS Holdings Corp.†	944	51,184
PHH Corp.†	1,472	28,027
The Providence Service Corp.†	1,314	18,396
Wirecard AG(1)	3,293	28,010
		293,796
Commercial Services-Finance — 0.2%
Cardtronics, Inc.†	1,708	22,136
Deluxe Corp.	2,536	47,550
Dollar Financial Corp.†	1,185	23,451
Lender Processing Services, Inc.	4,200	131,502
The Western Union Co.	6,892	102,760
Visa, Inc., Class A	1,500	106,125
		433,524
Computer Aided Design — 0.0%
ANSYS, Inc.†	717	29,089
Computer Data Security — 0.0%
F-Secure Oyj(1)	2,480	6,293
Fortinet, Inc.†	2,079	34,179
		40,472
Computer Services — 0.2%
3PAR, Inc.†	3,657	34,046
CACI International, Inc., Class A†	464	19,711
Computershare, Ltd.(1)	20,162	178,376
LivePerson, Inc.†	4,307	29,546
SRA International, Inc.†	1,216	23,919
Unisys Corp.†	2,681	49,572
		335,170
Computer Software — 0.0%
Global Defense Technology & Systems, Inc.†	2,571	32,832
Computers — 1.7%
Apple, Inc.†	4,646	1,168,608
Compal Electronics, Inc.(1)	28,000	33,382
Dell, Inc.†	6,403	77,220
Hewlett-Packard Co.	17,249	746,537
International Business Machines Corp.	11,229	1,386,557
Silicon Graphics International Corp.†	8,045	56,959
Wistron Corp.(1)	75,000	110,062
		3,579,325
Computers-Integrated Systems — 0.4%
Fujitsu, Ltd.(1)	89,000	559,134
NCI, Inc.†	550	12,419
NCR Corp.†	10,663	129,235
Super Micro Computer, Inc.†	2,600	35,100
Teradata Corp.†	5,400	164,592
		900,480
Computers-Memory Devices — 0.3%
EMC Corp.†	6,755	123,617
NetApp, Inc.†	3,658	136,480
Netezza Corp†	2,590	35,431
Quantum Corp.†	18,328	34,457
Seagate Technology†	19,900	259,496
Smart Modular Technologies WWH, Inc.†	4,904	28,688
Xyratex, Ltd.†	2,886	40,837
		659,006
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,419	46,870
Consulting Services — 0.0%
SAIC, Inc.†	2,151	36,008
Stantec, Inc.†	1,336	29,592
		65,600
Consumer Products-Misc. — 0.3%
American Greetings Corp., Class A	1,260	23,637
Central Garden and Pet Co., Class A†	2,749	24,658
Clorox Co.	1,329	82,611
Helen of Troy, Ltd.†	1,516	33,443
Kimberly-Clark Corp.	8,100	491,103
Prestige Brands Holdings, Inc.†	6,458	45,723
Spectrum Brands Holdings, Inc.†	902	22,875
		724,050
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	5,900	147,736
Containers-Paper/Plastic — 0.1%
Graham Packaging Co., Inc.†	3,224	38,591
Rengo Co., Ltd.(1)	4,000	25,213
Rock-Tenn Co., Class A	1,163	57,766
Sealed Air Corp.	4,900	96,628
Smurfit-Stone Container Corp.†	784	19,404
		237,602
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	3,784	298,028
Inter Parfums, Inc.	1,487	21,160
Oriflame Cosmetics SA SDR(1)	509	26,424
The Estee Lauder Cos., Inc., Class A	6,400	356,672

The Procter & Gamble Co.	13,404	803,972
		1,506,256
Data Processing/Management — 0.1%
Acxiom Corp.†	1,730	25,414
CSG Systems International, Inc.†	4,001	73,338
Fair Isaac Corp.	1,206	26,279
		125,031
Dental Supplies & Equipment — 0.0%
Sirona Dental Systems, Inc.†	563	19,615
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	533	3,145
Cepheid, Inc.†	266	4,261
Gen-Probe, Inc.†	146	6,631
		14,037
Diagnostic Kits — 0.0%
OraSure Technologies, Inc.†	6,336	29,336
QIAGEN NV†	373	7,169
		36,505
Disposable Medical Products — 0.0%
Medical Action Industries, Inc.†	2,813	33,728
Distribution/Wholesale — 0.4%
Beacon Roofing Supply, Inc.†	1,016	18,308
Core-Mark Holding Co., Inc.†	894	24,496
Ingram Micro, Inc., Class A†	6,900	104,811
Kloeckner & Co., SE†(1)	1,281	22,408
Tech Data Corp.†	4,653	165,740
WESCO International, Inc.†	1,450	48,821
Wolseley PLC†(1)	17,375	339,690
		724,274
Diversified Banking Institutions — 2.2%
Bank of America Corp.	54,414	781,929
Barclays PLC(1)	147,836	586,099
BNP Paribas(1)	8,836	471,793
Citigroup, Inc.†	56,786	213,515
Credit Agricole SA(1)	6,555	67,100
Credit Suisse Group AG(1)	7,886	296,386
HSBC Holdings PLC(1)	17,916	163,448
JPMorgan Chase & Co.	29,189	1,068,609
Mitsubishi UFJ Financial Group, Inc.(1)	4,900	22,213
Morgan Stanley	3,064	71,116
Societe Generale(1)	1,009	41,045
The Goldman Sachs Group, Inc.	3,104	407,462
UniCredit SpA(1)	159,149	353,263
		4,543,978
Diversified Financial Services — 0.2%
Irish Life & Permanent Group Holdings PLC†(1)	10,266	18,747
Shinhan Financial Group Co., Ltd.(1)	6,850	252,276
Woori Finance Holdings Co., Ltd.(1)	8,940	105,299
		376,322
Diversified Manufacturing Operations — 1.1%
3M Co.	5,330	421,017
Ameron International Corp.	431	26,002
AO Smith Corp.	1,418	68,333
AZZ, Inc.	828	30,445
Danaher Corp.	1,208	44,841
Dover Corp.	3,990	166,742
EnPro Industries, Inc.†	769	21,647
General Electric Co.	60,062	866,094
ITT Corp.	2,110	94,781
Koppers Holdings, Inc.	2,520	56,650
Leggett & Platt, Inc.	2,900	58,174
LSB Industries, Inc.†	2,344	31,199
Pentair, Inc.	1,463	47,109
Siemens AG(1)	679	60,762
SPX Corp.	3,206	169,309
Standex International Corp.	834	21,142
Tyco International, Ltd.	1,597	56,262
		2,240,509
Diversified Minerals — 0.4%
AMCOL International Corp.	930	21,855
Arafura Resources, Ltd.†(1)	9,232	3,230
Avalon Rare Metals, Inc.†	2,312	4,365
BHP Billiton, Ltd.(1)	10,821	336,532
Canada Lithium Corp.†	8,413	4,031
China Rare Earth Holdings, Ltd.†(1)	24,000	5,440
Extract Resources, Ltd.†(1)	814	4,415
Lynas Corp., Ltd.†(1)	19,506	8,851
Orocobre, Ltd.†(1)	2,227	3,138
Teck Resources, Ltd.	2,981	88,152
Vale SA ADR	7,146	174,005
Xstrata PLC(1)	8,573	112,318
		766,332
Diversified Operations — 0.3%
Guangdong Investment, Ltd.(1)	168,000	78,948
LG Corp.(1)	924	49,555
Noble Group, Ltd.(1)	57,545	69,485
Swire Pacific, Ltd., Class A(1)	28,500	322,927
		520,915
Diversified Operations/Commercial Services — 0.0%
Bunzl PLC(1)	7,937	79,150
E-Commerce/Products — 0.0%
Amazon.com, Inc.†	436	47,637
E-Commerce/Services — 0.1%
IAC/InterActive Corp.†	5,200	114,244
Rakuten, Inc.(1)	87	62,830
United Online, Inc.	6,570	37,843
		214,917
E-Services/Consulting — 0.0%
Websense, Inc.†	720	13,608
Electric Products-Misc. — 0.8%
Emerson Electric Co.	7,255	316,971
GrafTech International, Ltd.†	1,471	21,506
Harbin Electric, Inc.†	1,164	19,381
Hitachi, Ltd.†(1)	119,000	431,552
Legrand SA(1)	3,685	108,563
LG Electronics, Inc.(1)	1,293	98,738
Mitsubishi Electric Corp.(1)	85,000	662,057
		1,658,768
Electric-Generation — 0.1%
CEZ AS(1)	1,009	41,436
Glow Energy PCL NVDR(1)	17,900	20,451
Huaneng Power International, Inc.(1)	10,000	5,875
The AES Corp.†	16,600	153,384
		221,146
Electric-Integrated — 1.6%
Allegheny Energy, Inc.	5,400	111,672
ATCO, Ltd., Class I	775	34,682
BKW FMB Energie AG(1)	266	16,708
Chubu Electric Power Co., Inc.(1)	7,200	178,515
Constellation Energy Group, Inc.	7,300	235,425
DTE Energy Co.	4,800	218,928
EDF SA(1)	888	33,746

Edison International	3,500	111,020
EDP-Energias de Portugal SA(1)	121,686	359,304
Enel SpA(1)	26,744	113,141
Enersis SA ADR	5,302	105,563
Entergy Corp.	495	35,452
Exelon Corp.	6,719	255,120
FirstEnergy Corp.	5,505	193,941
Fortum Oyj(1)	820	18,052
GDF Suez(1)	2,665	75,400
Hokkaido Electric Power Co., Inc.(1)	1,400	30,138
Hokuriku Electric Power Co.(1)	1,200	26,304
Integrys Energy Group, Inc.	4,100	179,334
International Power PLC(1)	16,319	72,300
Kyushu Electric Power Co., Inc.(1)	1,100	24,667
NextEra Energy, Inc.	1,376	67,094
Pinnacle West Capital Corp.	4,300	156,348
PPL Corp.	8,100	202,095
Public Power Corp. SA(1)	10,872	155,931
Public Service Enterprise Group, Inc.	1,516	47,496
Shikoku Electric Power Co., Inc.(1)	700	20,016
Tenaga Nasional Bhd(1)	38,800	100,513
The Kansai Electric Power Co., Inc.(1)	1,300	31,740
TransAlta Corp.	329	6,094
		3,216,739
Electric-Transmission — 0.4%
National Grid PLC(1)	55,845	411,381
Red Electrica Corp. SA(1)	5,727	204,720
Terna Rete Elettrica Nazionale SpA(1)	50,592	182,202
		798,303
Electronic Components-Misc. — 0.2%
Asustek Computer, Inc.(1)	3,000	22,131
Coretronic Corp.(1)	76,000	111,622
Garmin, Ltd.	722	21,068
Minebea Co., Ltd.(1)	4,000	22,052
NVE Corp.†	395	17,194
PixArt Imaging, Inc.(1)	4,000	22,183
Plexus Corp.†	798	21,339
Sanmina-SCI Corp.†	2,817	38,340
Venture Corp., Ltd.(1)	7,000	44,408
Vishay Intertechnology, Inc.†	14,300	110,682
		431,019
Electronic Components-Semiconductors — 1.3%
Amkor Technology, Inc.†	2,696	14,855
Cavium Networks, Inc.†	2,843	74,458
Epistar Corp. GDR†*(2)(21)	337	4,405
Fairchild Semiconductor International, Inc.†	6,429	54,068
Integrated Silicon Solution, Inc.†	5,327	40,166
Intel Corp.	39,804	774,188
MEMC Electronic Materials, Inc.†	1,230	12,152
Motech Industries, Inc.(1)	3,000	9,054
National Semiconductor Corp.	20,249	272,552
ON Semiconductor Corp.†	14,800	94,424
PMC - Sierra, Inc.†	4,153	31,231
QLogic Corp.†	9,871	164,056
Renesola, Ltd. ADR†	1,300	7,761
Renewable Energy Corp. ASA†(1)	3,442	8,086
Samsung Electronics Co., Ltd.(1)	462	290,084
Silicon Laboratories, Inc.†	1,184	48,023
Skyworks Solutions, Inc.†	1,516	25,454
Solarworld AG(1)	660	7,293
STMicroelectronics NV (Paris)(1)	46,344	367,132
STMicroelectronics NV (New York)	4,309	34,084
Texas Instruments, Inc.	2,479	57,711
Volterra Semiconductor Corp.†	1,042	24,028
Xilinx, Inc.	6,000	151,560
		2,566,825
Electronic Connectors — 0.1%
Thomas & Betts Corp.†	3,800	131,860
Electronic Design Automation — 0.0%
Magma Design Automation, Inc.†	7,450	21,158
Electronic Forms — 0.0%
Adobe Systems, Inc.†	2,288	60,472
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	2,628	74,714
Badger Meter, Inc.	720	27,857
		102,571
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	4,000	89,400
Avnet, Inc.†	5,542	133,618
		223,018
Electronic Security Devices — 0.0%
American Science and Engineering, Inc.	471	35,895
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	4,458	315,805
Energy-Alternate Sources — 0.3%
Areva SA(1)	34	14,110
Ballard Power System, Inc.†	7,954	12,488
Canadian Solar, Inc.†	800	7,824
China Sunergy Co., Ltd. ADR†	1,373	4,915
Covanta Holding Corp.	2,667	44,246
EDF Energies Nouvelles SA(1)	317	10,731
EDP Renovaveis SA†(1)	3,297	19,348
Ener1, Inc.†	2,814	9,511
Evergreen Energy, Inc.†	30,880	3,273
Fersa Energias Renovables SA(1)	5,986	9,681
First Solar, Inc.†	1,264	143,881
FuelCell Energy, Inc.†	6,847	8,079
Green Plains Renewable Energy, Inc.†	908	9,280
GT Solar International, Inc.†	1,248	6,989
Gushan Environmental Energy, Ltd. ADR†	11,580	11,233
Headwaters, Inc.†	2,567	7,290
Iberdrola Renovables SA(1)	8,596	26,854
Infigen Energy(1)(24)	22,874	13,617
JA Solar Holdings Co., Ltd. ADR†	21,821	101,468
LDK Solar Co., Ltd. ADR†	1,727	8,929
Magma Energy Corp.†	2,752	3,438
Nordex SE†(1)	1,787	16,177
PNE Wind AG†(1)	1,930	4,671
Q-Cells SE†(1)	758	4,810
Quantum Fuel Systems Technologies Worldwide, Inc.†	11,287	6,050
Ram Power Corp.†	1,380	3,137
Solar Millennium AG†(1)	319	6,735
Solarfun Power Holdings Co., Ltd. ADR†	1,481	10,026
Solaria Energia y Medio Ambiente SA†(1)	1,708	3,440
Theolia SA†(1)	1,980	3,493
Trina Solar, Ltd. ADR†	908	15,690
Yingli Green Energy Holding Co., Ltd. ADR†	932	9,488
		560,902
Engineering/R&D Services — 0.3%
Aecom Technology Corp.†	1,803	41,577

EMCOR Group, Inc.†	3,503	81,165
SembCorp Industries, Ltd.(1)	60,000	173,389
Stanley, Inc.†	603	22,540
The Shaw Group, Inc.†	3,400	116,348
URS Corp.†	2,400	94,440
		529,459
Enterprise Software/Service — 0.6%
Autonomy Corp. PLC†(1)	2,293	61,884
BMC Software, Inc.†	6,561	227,207
Concur Technologies, Inc.†	2,198	93,810
ManTech International Corp., Class A†	910	38,739
MicroStrategy, Inc., Class A†	687	51,587
Omnicell, Inc.†	2,607	30,476
Open Text Corp.†	1,139	42,758
Oracle Corp.	27,550	591,223
		1,137,684
Entertainment Software — 0.0%
Shanda Games, Ltd. ADR†	2,957	17,180
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	2,332	45,731
Environmental Monitoring & Detection — 0.0%
Met-Pro Corp.	566	6,090
Filtration/Separation Products — 0.0%
CLARCOR, Inc.	535	19,003
Pall Corp.	793	27,255
Polypore International, Inc.†	1,475	33,542
		79,800
Finance-Consumer Loans — 0.2%
African Bank Investments, Ltd.(1)	31,118	121,918
Nelnet, Inc., Class A	3,838	73,997
Ocwen Financial Corp.†	5,012	51,072
SLM Corp.†	9,300	96,627
World Acceptance Corp.†	1,324	50,722
		394,336
Finance-Credit Card — 0.2%
American Express Co.	8,500	337,450
Finance-Investment Banker/Broker — 0.1%
Evercore Partners, Inc., Class A	1,850	43,197
Investment Technology Group, Inc.†	3,712	59,615
Oppenheimer Holdings, Inc.	1,045	25,028
SWS Group, Inc.	1,669	15,855
		143,695
Finance-Leasing Companies — 0.0%
ORIX Corp.(1)	870	63,190
Finance-Other Services — 0.1%
Deutsche Boerse AG(1)	409	24,849
Grupo Financiero Banorte SAB de CV	27,219	103,126
NYSE Euronext	4,100	113,283
		241,258
Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.†	2,437	16,791
Fisheries — 0.2%
Austevoll Seafood ASA(1)	4,133	20,830
Cermaq ASA†(1)	2,954	23,534
HQ Sustainable Maritime Industries, Inc.†	1,178	5,890
Leroy Seafood Group ASA(1)	746	13,699
Marine Harvest ASA(1)	82,220	54,445
Pescanova SA(1)	699	17,270
Toyo Suisan Kaisha, Ltd.(1)	16,000	380,772
		516,440
Food-Baking — 0.1%
Yamazaki Baking Co., Ltd.(1)	10,000	135,026
Food-Canned — 0.1%
Del Monte Foods Co.	11,500	165,485
Food-Catering — 0.0%
Compass Group PLC(1)	12,210	92,637
Food-Flour & Grain — 0.1%
Nisshin Seifun Group, Inc.(1)	10,500	118,793
Food-Misc. — 0.8%
Associated British Foods PLC(1)	20,768	298,505
ConAgra Foods, Inc.	11,900	277,508
Kellogg Co.	2,400	120,720
Kerry Group PLC(1)	7,958	221,043
Nestle SA(1)	6,096	294,132
Nutreco NV(1)	197	10,572
Sara Lee Corp.	16,500	232,650
SunOpta, Inc.†	6,014	26,341
Unilever NV CVA(1)	4,698	128,092
Zhongpin, Inc.†	7,700	90,552
		1,700,115
Food-Retail — 0.4%
Delhaize Group SA(1)	1,597	115,635
Koninklijke Ahold NV(1)	25,443	315,093
Loblaw Cos., Ltd.	1,100	39,896
Metro AG(1)	902	45,857
Safeway, Inc.	8,754	172,104
SUPERVALU, Inc.	9,800	106,232
		794,817
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	314	44,861
Steven Madden, Ltd.†	2,130	67,138
Wolverine World Wide, Inc.	952	24,009
		136,008
Forestry — 0.0%
Plum Creek Timber Co., Inc.	2,000	69,060
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	1,330	12,316
OPAP SA(1)	8,229	102,355
		114,671
Garden Products — 0.1%
The Toro Co.	2,868	140,876
Gas-Distribution — 0.3%
Centrica PLC(1)	19,680	86,663
Energen Corp.	2,702	119,780
NiSource, Inc.	8,000	116,000
Toho Gas Co., Ltd.(1)	21,000	112,016
Tokyo Gas Co., Ltd.(1)	20,000	91,437
UGI Corp.	3,600	91,584
		617,480
Hazardous Waste Disposal — 0.0%
EnergySolutions, Inc.	1,386	7,055
Home Furnishings — 0.0%
Tempur-Pedic International, Inc.†	882	27,122
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc.†	1,829	66,777
Housewares — 0.0%
Libbey, Inc.†	1,545	20,054

Human Resources — 0.0%
Emergency Medical Services Corp., Class A†	691	33,880
Randstad Holding NV†(1)	715	28,143
		62,023
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	3,244	56,316
Import/Export — 0.3%
Marubeni Corp.(1)	22,000	112,693
Mitsui & Co., Ltd.(1)	43,800	514,933
		627,626
Independent Power Producers — 0.0%
Ormat Technologies, Inc.	281	7,949
Instruments-Controls — 0.0%
Mettler-Toledo International, Inc.†	72	8,037
Watts Water Technologies, Inc., Class A	1,296	37,144
		45,181
Instruments-Scientific — 0.1%
FEI Co.†	12,486	246,099
PerkinElmer, Inc.	290	5,994
Roth & Rau AG†(1)	257	6,948
Thermo Fisher Scientific, Inc.†	133	6,524
Waters Corp.†	91	5,888
		271,453
Insurance-Life/Health — 0.5%
Aflac, Inc.	7,600	324,292
American Equity Investment Life Holding Co.	6,361	65,646
China Pacific Insurance Group Co., Ltd.(1)	2,000	7,885
CNO Financial Group, Inc.†	4,640	22,968
Old Mutual PLC(1)	46,289	70,806
Principal Financial Group, Inc.	6,100	142,984
Protective Life Corp.	1,393	29,796
Prudential Financial, Inc.	2,600	139,516
Prudential PLC(1)	5,432	40,713
Swiss Life Holding AG†(1)	1,992	190,658
		1,035,264
Insurance-Multi-line — 0.6%
ACE, Ltd.	853	43,913
Ageas(1)	28,709	64,120
Allianz SE(1)	453	44,981
Assicurazioni Generali SpA(1)	19,714	344,016
AXA SA(1)	5,981	90,707
ING Groep NV CVA†(1)	3,251	24,137
Loews Corp.	4,200	139,902
Ping An Insurance Group Co. of China Ltd.(22)	22,500	181,377
XL Group PLC	8,100	129,681
Zurich Financial Services AG(1)	538	118,097
		1,180,931
Insurance-Property/Casualty — 0.3%
American Safety Insurance Holdings, Ltd.†	2,236	35,150
CNA Surety Corp.†	1,744	28,026
First Mercury Financial Corp.	1,487	15,733
Insurance Australia Group, Ltd.(1)	30,361	86,368
QBE Insurance Group, Ltd.(1)	1,344	20,453
The Travelers Cos., Inc.	8,707	428,820
Universal Insurance Holdings, Inc.	4,224	17,656
		632,206
Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.	5,197	128,574
Berkshire Hathaway, Inc., Class B†	6,300	502,047
Endurance Specialty Holdings, Ltd.	2,100	78,813
Everest Re Group, Ltd.	1,800	127,296
Flagstone Reinsurance Holdings SA	3,272	35,403
Maiden Holdings, Ltd.	2,972	19,526
Platinum Underwriters Holdings, Ltd.	834	30,266
Transatlantic Holdings, Inc.	1,600	76,736
		998,661
Internet Content-Information/News — 0.0%
HealthStream, Inc.†	3,852	17,719
WebMD Health Corp.†	1,625	75,449
		93,168
Internet Infrastructure Equipment — 0.0%
Network Engines, Inc.†	5,290	14,336
Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	3,887	157,696
AsiaInfo Holdings, Inc.†	4,336	94,785
F5 Networks, Inc.†	2,864	196,384
TeleCommunication Systems, Inc., Class A†	4,628	19,160
TIBCO Software, Inc.†	9,031	108,914
		576,939
Internet Security — 0.4%
Blue Coat Systems, Inc.†	1,047	21,390
McAfee, Inc.†	7,195	221,031
Sourcefire, Inc.†	1,642	31,198
Symantec Corp.†	30,340	421,119
Trend Micro, Inc.(1)	1,000	26,960
VeriSign, Inc.†	1,528	40,568
Zix Corp.†	1,908	4,312
		766,578
Internet Telephone — 0.0%
j2 Global Communications, Inc.†	1,467	32,039
Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	1,369	49,476
Investment Companies — 0.3%
Ares Capital Corp.	874	10,951
Blackrock Kelso Capital Corp	2,619	25,849
Harris & Harris Group, Inc.†	11,766	48,123
Kinnevik Investment AB(1)	22,800	365,313
MCG Capital Corp.	12,687	61,278
NGP Capital Resources Co.	3,505	25,131
Resolution, Ltd.†(22)	74,136	69,739
		606,384
Investment Management/Advisor Services — 0.2%
Affiliated Managers Group, Inc.†	1,100	66,847
Ameriprise Financial, Inc.	1,900	68,647
BlackRock, Inc.	400	57,360
Calamos Asset Management, Inc., Class A	2,526	23,441
Franklin Resources, Inc.	1,100	94,809
Waddell & Reed Financial, Inc., Class A	3,300	72,204
		383,308
Linen Supply & Related Items — 0.0%
UniFirst Corp.	582	25,620
Machinery-Construction & Mining — 0.4%
Bucyrus International, Inc.	94	4,460
Caterpillar, Inc.	3,800	228,266
China National Materials Co., Ltd.(1)	348,000	207,488

International Mining Machinery Holdings, Ltd.†(1)	169,500	72,261
Joy Global, Inc.	2,774	138,950
Lonking Holdings, Ltd.(1)	294,000	195,910
		847,335
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	574	16,543
Fuji Electric Holdings Co., Ltd.(1)	62,000	177,309
		193,852
Machinery-Farming — 0.1%
Alamo Group, Inc.	966	20,962
Deere & Co.	1,498	83,409
Lindsay Corp.	517	16,384
		120,755
Machinery-General Industrial — 0.2%
Alstom SA(1)	1,122	50,596
Altra Holdings, Inc.†	3,010	39,190
Applied Industrial Technologies, Inc.	1,299	32,891
Doosan Heavy Industries and Construction Co., Ltd.(1)	833	50,887
DXP Enterprises, Inc.†	1,508	23,600
GLV, Inc., Class A†	1,795	13,034
Organo Corp.(1)	1,000	6,136
Roper Industries, Inc.	820	45,887
Spirax-Sarco Engineering PLC(1)	1,921	38,885
Sumitomo Heavy Industries, Ltd.(1)	8,000	47,117
Wabtec Corp.	1,700	67,813
		416,036
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	281	24,942
Tanfield Group PLC†(1)	5,559	2,724
		27,666
Machinery-Pumps — 0.0%
Ebara Corp.†(1)	13,000	55,446
The Gorman-Rupp Co.	928	23,246
		78,692
Machinery-Thermal Process — 0.0%
Raser Technologies, Inc.†	11,126	6,509
Medical Information Systems — 0.1%
Allscripts-Misys Healthcare Solutions, Inc.†	1,973	31,765
athenahealth, Inc.†	991	25,895
Cerner Corp.†	596	45,231
Computer Programs & Systems, Inc.	585	23,938
Eclipsys Corp.†	1,980	35,323
Quality Systems, Inc.	602	34,910
		197,062
Medical Instruments — 0.1%
AGA Medical Holdings, Inc.†	934	11,853
Beckman Coulter, Inc.	62	3,738
Bruker Corp.†	3,256	39,593
Genomic Health, Inc.†	218	2,819
Helicos BioSciences, Corp.†	4,842	2,152
Kensey Nash Corp.†	1,289	30,562
Medtronic, Inc.	2,033	73,737
Techne Corp.	103	5,917
Young Innovations, Inc.	1,502	42,281
		212,652
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	2,000	150,700
Medical Products — 0.6%
Baxter International, Inc.	1,992	80,955
Coloplast A/S(1)	1,071	106,311
Covidien PLC	1,215	48,819
Greatbatch, Inc.†	906	20,213
Hospira, Inc.†	3,900	224,055
Johnson & Johnson	12,987	767,012
The Cooper Cos., Inc.	977	38,875
West Pharmaceutical Services, Inc.	512	18,683
		1,304,923
Medical Sterilization Products — 0.0%
STERIS Corp.	1,227	38,135
Medical-Biomedical/Gene — 0.8%
AMAG Pharmaceuticals, Inc.†	926	31,808
Amgen, Inc.†	12,330	648,558
Amylin Pharmaceuticals, Inc.†	1,022	19,214
Bio-Rad Laboratories, Inc., Class A†	67	5,795
Biogen Idec, Inc.†	1,920	91,104
BioInvent International AB†(1)	862	3,310
Celera Corp.†	625	4,094
Charles River Laboratories International, Inc.†	1,064	36,399
Compugen, Ltd.†	851	2,834
Cubist Pharmaceuticals, Inc.†	1,049	21,609
Dendreon Corp.†	800	25,864
Enzo Biochem, Inc.†	692	2,816
Enzon Pharmaceuticals, Inc.†	2,967	31,598
Exelixis, Inc.†	3,791	13,155
Genzyme Corp.†	2,000	101,540
Gilead Sciences, Inc.†	9,400	322,232
Harvard Bioscience, Inc.†	1,072	3,816
Human Genome Sciences, Inc.†	945	21,414
Illumina, Inc.†	211	9,185
Life Technologies Corp.†	209	9,875
Martek Biosciences Corp.†	2,502	59,322
Nanosphere, Inc.†	947	4,129
Sinovac Biotech, Ltd.†	7,463	34,554
Talecris Biotherapeutics Holdings Corp.†	673	14,200
United Therapeutics Corp.†	665	32,459
		1,550,884
Medical-Drugs — 2.7%
Abbott Laboratories	10,500	491,190
Actelion, Ltd.†(1)	1,731	64,551
Allergan, Inc.	5,100	297,126
Astellas Pharma, Inc.(1)	2,900	96,983
AstraZeneca PLC(1)	16,039	753,628
Auxilium Pharmaceuticals, Inc.†	641	15,063
Biovail Corp.	1,769	34,035
Bristol-Myers Squibb Co.	19,922	496,855
Cephalon, Inc.†	4,700	266,725
Eli Lilly & Co.	4,325	144,887
Endo Pharmaceuticals Holdings, Inc.†	2,803	61,161
Forest Laboratories, Inc.†	2,246	61,608
GlaxoSmithKline PLC(1)	31,309	530,599
Hi-Tech Pharmacal Co., Inc.†	1,272	29,141
Jazz Pharmaceuticals Inc†	5,889	46,111
King Pharmaceuticals, Inc.†	10,100	76,659
Medicis Pharmaceutical Corp., Class A	2,544	55,663
Merck & Co., Inc.	6,476	226,466
Miraca Holdings, Inc.(1)	1,600	47,934
Mitsubishi Tanabe Pharma Corp.(1)	2,000	30,459
Nippon Shinyaku Co., Ltd.(1)	5,000	56,845
Novartis AG(1)	8,856	429,662
Pfizer, Inc.	12,423	177,152

Roche Holding AG(1)	2,711	372,284
Salix Pharmaceuticals, Ltd.†	748	29,194
Sanofi-Aventis SA(1)	6,530	393,778
SciClone Pharmaceuticals, Inc.†	3,876	10,310
Somaxon Pharmaceuticals, Inc.†	2,643	9,515
UCB SA(1)	1,840	57,646
Valeant Pharmaceuticals International†	3,547	185,473
Vanda Pharmaceuticals, Inc.†	2,134	14,106
ViroPharma, Inc.†	4,075	45,681
		5,608,490
Medical-Generic Drugs — 0.2%
Par Pharmaceutical Cos., Inc.†	3,782	98,181
Perrigo Co.	3,200	189,024
Teva Pharmaceutical Industries, Ltd. ADR	799	41,540
		328,745
Medical-HMO — 0.4%
Aetna, Inc.	10,705	282,398
Healthspring, Inc.†	1,947	30,198
Humana, Inc.†	6,400	292,288
Magellan Health Services, Inc.†	1,161	42,168
UnitedHealth Group, Inc.	7,063	200,589
		847,641
Medical-Hospitals — 0.1%
Health Management Associates, Inc., Class A†	26,809	208,306
Medical-Nursing Homes — 0.1%
Assisted Living Concepts, Inc.†	1,460	43,201
Kindred Healthcare, Inc.†	3,108	39,907
Skilled Healthcare Group, Inc. Class A†	751	5,099
Sun Healthcare Group, Inc.†	4,212	34,033
The Ensign Group, Inc.	398	6,575
		128,815
Medical-Outpatient/Home Medical — 0.2%
Amedisys, Inc.†	836	36,759
Amsurg Corp.†	1,079	19,228
Continucare Corp.†	6,053	20,278
Gentiva Health Services, Inc.†	1,838	49,644
LHC Group, Inc.†	656	18,204
Lincare Holdings, Inc.	10,638	345,841
		489,954
Medical-Wholesale Drug Distribution — 0.7%
Alapis Holding Industrial(22)	19,521	48,335
Alfresa Holdings Corp.(1)	2,800	135,068
AmerisourceBergen Corp.	7,400	234,950
Cardinal Health, Inc.	7,900	265,519
McKesson Corp.	7,866	528,281
Suzuken Co., Ltd.(1)	5,500	184,183
		1,396,336
Metal Processors & Fabrication — 0.2%
Haynes International, Inc.	595	18,344
Johnson Matthey PLC(1)	8,434	186,739
Timken Co.	4,559	118,488
		323,571
Metal-Aluminum — 0.0%
Century Aluminum Co.†	1,243	10,976
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	5,100	301,563
Sterlite Industries India, Ltd. ADR	7,564	107,711
		409,274
Metal-Diversified — 0.5%
Elementos, Ltd.†	551	60
Eurasian Natural Resources Corp. PLC(1)	9,577	121,817
Hecla Mining Co.†	3,344	17,456
Mitsui Mining & Smelting Co., Ltd.(1)	58,000	153,612
Quest Rare Minerals, Ltd.†	1,716	3,337
Rio Tinto PLC(1)	9,374	410,205
Rio Tinto, Ltd.(1)	2,903	160,779
Tantalus Rare Earths AG†(1)	43	3,218
Vedanta Resources PLC(1)	1,889	59,441
Western Lithium USA Corp.†	3,061	2,444
		932,369
Miscellaneous Manufacturing — 0.0%
John Bean Technologies Corp.	2,145	32,711
Trimas Corp.†	4,133	46,744
		79,455
MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†	7,226	29,193
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	942	23,484
Multimedia — 0.3%
News Corp., Class A	12,200	145,912
Time Warner, Inc.	14,086	407,226
Vivendi SA(1)	892	18,046
WPP PLC(1)	6,684	62,855
		634,039
Networking Products — 0.6%
Acme Packet, Inc.†	1,897	50,991
Anixter International, Inc.†	1,438	61,259
Black Box Corp.	1,281	35,727
Cisco Systems, Inc.†	37,586	800,958
Ixia†	2,515	21,604
Juniper Networks, Inc.†	3,838	87,583
Netgear, Inc.†	1,542	27,509
Polycom, Inc.†	3,141	93,571
		1,179,202
Non-Ferrous Metals — 0.1%
Cameco Corp.	489	10,406
Denison Mines Corp.†	3,000	3,579
Energy Resources of Australia, Ltd.(1)	580	6,426
Horsehead Holding Corp†	5,298	40,053
Korea Zinc Co., Ltd.(1)	453	79,818
Lithium Corp.†	3,377	1,385
Paladin Energy, Ltd.†(1)	3,488	10,421
Rare Element Resources, Ltd.†	1,199	2,253
Thompson Creek Metals Co., Inc.†	6,239	54,154
Uex Corp.†	4,300	3,070
Uranium One, Inc.†	3,091	7,520
USEC, Inc.†	1,490	7,092
		226,177
Office Automation & Equipment — 0.2%
Canon, Inc.(1)	9,900	369,103
Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	3,517	17,550
Oil & Gas Drilling — 0.3%
Nabors Industries, Ltd.†	7,700	135,674
Noble Corp.†	4,651	143,763
Patterson-UTI Energy, Inc.	10,900	140,283
Rowan Cos., Inc.†	6,397	140,350

Unit Corp.†	817	33,162
		593,232
Oil Companies-Exploration & Production — 0.9%
Apache Corp.	2,800	235,732
Cairn Energy PLC†(1)	5,186	31,729
Canadian Oil Sands Trust(24)	763	19,345
CNOOC, Ltd.(1)	135,000	229,449
Connacher Oil and Gas, Ltd.†	4,742	5,746
Contango Oil & Gas Co.†	659	29,490
Gazprom OAO	34,500	163,875
Gazprom OAO ADR	4,030	75,804
Inpex Corp.(1)	8	44,464
Nexen, Inc.	3,892	76,557
Occidental Petroleum Corp.	7,689	593,206
Oilsands Quest, Inc.†	4,066	2,480
OPTI Canada, Inc.†	1,640	2,758
Petroleum Development Corp.†	3,135	80,319
Petroquest Energy, Inc.†	1,573	10,633
Rosetta Resources, Inc.†	2,116	41,918
Stone Energy Corp.†	3,746	41,805
Swift Energy Co.†	1,314	35,360
UTS Energy Corp.†	3,360	6,502
Vaalco Energy, Inc.†	4,792	26,835
W&T Offshore, Inc.	2,199	20,803
		1,774,810
Oil Companies-Integrated — 3.0%
BG Group PLC(1)	4,551	67,369
BP PLC(1)	41,109	197,435
Chevron Corp.	14,543	986,888
China Petroleum & Chemical Corp.(1)	102,000	82,453
ConocoPhillips	10,140	497,773
ENI SpA(1)	29,475	541,076
Exxon Mobil Corp.	28,493	1,626,096
Hess Corp.	6,367	320,515
Marathon Oil Corp.	7,915	246,077
Petroleo Brasileiro SA ADR	11,915	408,923
Repsol YPF SA(1)	5,025	101,524
Royal Dutch Shell PLC, Class B(1)	15,026	363,799
Sasol, Ltd. ADR	715	25,218
Statoil ASA(1)	28,006	540,149
Suncor Energy, Inc.	945	27,821
Total SA(1)	1,271	56,565
		6,089,681
Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	4,900	159,348
Complete Production Services, Inc.†	2,243	32,075
T-3 Energy Services, Inc.†	1,769	49,355
		240,778
Oil Refining & Marketing — 0.1%
Tesoro Corp.	12,600	147,042
Oil-Field Services — 0.5%
Cal Dive International, Inc.†	3,304	19,328
Halliburton Co.	7,990	196,155
Oil States International, Inc.†	3,246	128,477
Saipem SpA(1)	8,770	266,527
Schlumberger, Ltd.	6,000	332,040
Stallion Oilfield Services, Ltd.†(22)	963	21,186
Technip SA(1)	648	36,896
TETRA Technologies, Inc.†	2,346	21,302
		1,021,911
Paper & Related Products — 0.3%
Boise, Inc.†	4,701	25,809
Clearwater Paper Corp.†	744	40,741
International Paper Co.	8,500	192,355
KapStone Paper and Packaging Corp.†	4,078	45,429
MeadWestvaco Corp.	7,336	162,859
Rayonier, Inc.	2,400	105,648
		572,841
Petrochemicals — 0.2%
Mitsui Chemicals, Inc.(1)	139,000	385,925
Pharmacy Services — 0.2%
Ironwood Pharmaceuticals, Inc.†	1,295	15,436
Medco Health Solutions, Inc.†	5,700	313,956
		329,392
Photo Equipment & Supplies — 0.0%
Altek Corp.(1)	14,000	18,016
Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp.†	1,525	28,533
Pipelines — 0.1%
The Williams Cos., Inc.	11,100	202,908
Platinum — 0.0%
Anglo Platinum, Ltd.†(1)	883	83,087
Pollution Control — 0.0%
Fuel Tech, Inc.†	2,317	14,643
Power Converter/Supply Equipment — 0.1%
Capstone Turbine Corp.†	22,155	21,712
China High Speed Transmission Equipment Group Co., Ltd.(1)	14,000	29,442
Conergy AG†(1)	7,104	6,129
E-Ton Solar Tech Co., Ltd.(1)	3,000	4,017
Energy Conversion Devices, Inc.†	993	4,071
Evergreen Solar, Inc.†	2,900	1,978
Gamesa Corp. Tecnologica SA†(1)	2,592	22,245
Powell Industries, Inc.†	1,407	38,467
SMA Solar Technology AG(1)	98	10,023
Solon SE†(1)	307	1,603
SunPower Corp., Class A†	692	8,373
Vestas Wind Systems A/S†(1)	860	35,748
		183,808
Precious Metals — 0.0%
Coeur d’Alene Mines Corp.†	1,202	18,968
Umicore(1)	1,920	55,556
		74,524
Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	16,200	265,194
Protection/Safety — 0.0%
Landauer, Inc.	200	12,176
Publishing-Books — 0.1%
Reed Elsevier PLC(1)	5,657	41,762
Scholastic Corp.	3,052	73,614
		115,376
Real Estate Investment Trusts — 0.7%
Agree Realty Corp.	1,430	33,348
American Capital Agency Corp.	1,090	28,798
Anworth Mortgage Asset Corp.	3,809	27,120
Apartment Investment & Management Co., Class A	4,400	85,228
Ashford Hospitality Trust, Inc.†	6,074	44,522
CBL & Associates Properties, Inc.	3,671	45,667
CFS Retail Property Trust(1)	114,303	181,122
Chimera Investment Corp.	19,200	69,312
Dexus Property Group(1)	22,625	14,567
Digital Realty Trust, Inc.	1,800	103,824
First Industrial Realty Trust, Inc.†	2,490	12,002

Glimcher Realty Trust	7,033	42,057
HRPT Properties Trust†	26,782	166,316
Japan Retail Fund Investment Corp.(1)	30	36,474
Lexington Realty Trust	5,335	32,063
LTC Properties, Inc.	2,034	49,365
National Health Investors, Inc.	2,140	82,518
Omega Healthcare Investors, Inc.	1,527	30,433
PS Business Parks, Inc.	954	53,214
Public Storage	2,200	193,402
Saul Centers, Inc.	739	30,026
Universal Health Realty Income Trust	477	15,326
Urstadt Biddle Properties, Inc., Class A	1,513	24,405
		1,401,109
Real Estate Management/Services — 0.2%
CB Richard Ellis Group, Inc., Class A†	12,300	167,403
E-House China Holdings, Ltd. ADR	5,300	78,493
Jones Lang LaSalle, Inc.	2,200	144,408
		390,304
Real Estate Operations & Development — 0.4%
Brookfield Properties Corp.	2,817	39,561
Cheung Kong Holdings, Ltd.(1)	6,000	69,252
China Resources Land, Ltd.(1)	42,000	78,753
Guangzhou R&F Properties Co., Ltd.(1)	78,800	99,137
Hang Lung Group, Ltd.(1)	10,000	53,239
JHSF Participacoes SA	60,520	87,176
LSR Group OJSC GDR†	11,676	88,738
PDG Realty SA Empreendimentos e Participacoes	15,106	127,543
Renhe Commercial Holdings Co., Ltd.(1)	166,000	34,405
Soho China, Ltd.(1)	86,500	50,058
UOL Group, Ltd.(1)	13,000	35,057
Wheelock & Co., Ltd.(1)	8,000	22,531
		785,450
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	10,641	104,495
Research & Development — 0.0%
Silex Systems, Ltd.†(1)	1,577	6,063
Retail-Apparel/Shoe — 0.9%
Aeropostale, Inc.†	2,967	84,975
DSW, Inc., Class A†	1,871	42,023
Guess?, Inc.	2,200	68,728
Gymboree Corp.†	840	35,876
JOS. A. Bank Clothiers, Inc.†	910	49,131
Kenneth Cole Productions, Inc., Class A†	1,295	14,258
Limited Brands, Inc.	11,700	258,219
Next PLC(1)	18,701	553,404
Phillips-Van Heusen Corp.	2,031	93,974
Ross Stores, Inc.	5,200	277,108
Talbots, Inc.†	2,612	26,930
The Buckle, Inc.	391	12,676
The Children’s Place Retail Stores, Inc.†	511	22,494
The Dress Barn, Inc.†	3,084	73,430
The Gap, Inc.	16,700	324,982
		1,938,208
Retail-Automobile — 0.0%
Sonic Automotive, Inc.†	2,755	23,583
Retail-Building Products — 0.2%
Home Depot, Inc.	8,600	241,402
Kingfisher PLC(1)	11,134	34,553
Lowe’s Cos., Inc.	7,100	144,982
		420,937
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,900	64,334
RadioShack Corp.	895	17,461
		81,795
Retail-Discount — 0.8%
Big Lots, Inc.†	5,661	181,661
Dollar Tree, Inc.†	3,744	155,863
HSN, Inc.†	1,559	37,416
Target Corp.	5,200	255,684
Wal-Mart Stores, Inc.	19,325	928,953
		1,559,577
Retail-Drug Store — 0.2%
Walgreen Co.	12,800	341,760
Retail-Fabric Store — 0.0%
Jo-Ann Stores, Inc.†	883	33,121
Retail-Gardening Products — 0.0%
Tractor Supply Co.	394	24,022
Retail-Home Furnishings — 0.1%
JD Group, Ltd.(1)	21,398	112,531
Kirkland’s, Inc.†	1,229	20,739
		133,270
Retail-Hypermarkets — 0.0%
Grupo Comercial Chedraui SA de CV†	19,880	51,956
Retail-Major Department Stores — 0.3%
Hyundai Department Store Co., Ltd.(1)	1,263	120,646
Intime Department Store Group Co., Ltd.(1)	80,000	78,950
J.C. Penney Co., Inc.	9,000	193,320
PPR(1)	609	75,153
TJX Cos., Inc.	2,600	109,070
		577,139
Retail-Misc./Diversified — 0.4%
AerCap Holdings NV†(2)	13,882	144,095
Wesfarmers, Ltd.(1)	20,786	497,660
Woolworths Holdings Ltd.(1)	33,967	105,459
		747,214
Retail-Office Supplies — 0.0%
OfficeMax, Inc.†	5,735	74,899
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	732	25,086
EZCORP, Inc., Class A†	5,197	96,404
		121,490
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	3,650	110,121
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	847	21,971
Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	1,623	34,895
Macy’s, Inc.	11,442	204,812
Stage Stores, Inc.	2,221	23,720
		263,427
Retail-Restaurants — 0.6%
AFC Enterprises, Inc.†	7,244	65,920
Brinker International, Inc.	8,900	128,694
CEC Entertainment, Inc.†	840	29,618
Domino’s Pizza, Inc.†	8,816	99,621
McDonald’s Corp.	7,869	518,331
Papa John’s International, Inc.†	2,311	53,430
Ruth’s Hospitality Group, Inc.†	4,497	18,798

Starbucks Corp.	9,800	238,140
		1,152,552
Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	4,579	68,685
Emeritus Corp.†	2,877	46,924
		115,609
Rubber-Tires — 0.1%
Cooper Tire & Rubber Co.	2,090	40,755
The Goodyear Tire & Rubber Co.†	7,200	71,568
		112,323
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	5,847	111,561
Iridium Communications, Inc.†	6,211	62,358
Loral Space & Communications, Inc.†	761	32,510
		206,429
Savings & Loans/Thrifts — 0.2%
Flushing Financial Corp.	3,302	40,383
Hudson City Bancorp, Inc.	29,800	364,752
		405,135
Schools — 0.1%
Bridgepoint Education, Inc.†	554	8,759
Career Education Corp.†	1,035	23,826
Corinthian Colleges, Inc.†	4,196	41,330
Lincoln Educational Services Corp.†	3,720	76,595
		150,510
Sector Fund - Technology — 0.0%
Uranium Participation Corp.†	996	5,286
Seismic Data Collection — 0.1%
Cie Generale de Geophysique-Veritas†(1)	13,021	228,702
Semiconductor Components-Integrated Circuits — 0.3%
Advanced Semiconductor Engineering, Inc.(1)	71,000	56,112
Cirrus Logic, Inc.†	1,736	27,446
Integrated Device Technology, Inc.†	12,400	61,380
Macronix International(1)	174,000	113,964
Marvell Technology Group, Ltd.†	7,600	119,776
Powertech Technology, Inc.(1)	27,000	74,833
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	84,039	157,145
		610,656
Semiconductor Equipment — 0.1%
Entegris, Inc.†	6,138	24,368
Tokyo Electron, Ltd.(1)	800	43,203
Ultratech, Inc.†	1,261	20,516
Veeco Instruments, Inc.†	4,677	160,328
		248,415
Shipbuilding — 0.1%
Sembcorp Marine, Ltd.(1)	50,000	136,695
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(1)	2,870	132,756
Software Tools — 0.2%
ArcSight ,Inc.†	1,706	38,197
VMware, Inc. Class A†	6,129	383,614
		421,811
Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	4,691	17,404
Northwest Pipe Co.†	553	10,507
Vallourec SA(1)	359	61,296
Valmont Industries, Inc.	514	37,347
		126,554
Steel-Producers — 0.6%
ArcelorMittal(1)	19,336	514,262
JFE Holdings, Inc.(1)	2,600	80,267
Mechel ADR	5,377	97,539
OneSteel, Ltd.(1)	55,570	137,596
POSCO(1)	125	47,442
Reliance Steel & Aluminum Co.	1,700	61,455
Voestalpine AG(1)	7,593	207,823
		1,146,384
Sugar — 0.0%
Cosan, Ltd., Class A†	3,508	32,765
Telecom Equipment-Fiber Optics — 0.1%
JDS Uniphase Corp.†	11,959	117,677
Telecom Services — 0.2%
BCE, Inc.	1,970	57,478
Knology, Inc.†	1,672	18,275
NeuStar, Inc., Class A†	1,927	39,735
PCCW, Ltd.(1)	207,000	60,086
Tele2 AB, Class B(1)	1,905	28,481
Telecity Group PLC†(1)	13,227	78,781
Telenet Group Holding NV†(1)	1,121	29,439
USA Mobility, Inc.	2,040	26,357
XL Axiata Tbk PT†(1)	169,500	75,895
		414,527
Telecommunication Equipment — 0.2%
ADTRAN, Inc.	1,702	46,414
Applied Signal Technology, Inc.	628	12,340
Arris Group, Inc.†	3,396	34,605
Harris Corp.	4,728	196,921
Plantronics, Inc.	1,677	47,962
		338,242
Telephone-Integrated — 1.6%
AT&T, Inc.	36,088	872,969
Atlantic Tele-Network, Inc.	1,214	50,138
BT Group PLC(1)	182,324	348,173
Cincinnati Bell, Inc.†	9,677	29,128
France Telecom SA(1)	14,407	248,606
KDDI Corp.(1)	84	399,008
KT Corp(1)	1,160	42,645
Nippon Telegraph and Telephone Corp.(1)	16,100	657,347
Qwest Communications International, Inc.	51,500	270,375
Verizon Communications, Inc.	11,151	312,451
Windstream Corp.	12,600	133,056
		3,363,896
Television — 0.3%
Gestevision Telecinco SA(1)	4,043	35,875
Mediaset SpA(1)	73,392	417,873
Metropole Television SA(1)	3,065	62,092
Sinclair Broadcast Group, Inc., Class A†	5,103	29,751
		545,591
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	2,131	43,046
Textile-Products — 0.0%
Kuraray Co., Ltd.(1)	4,000	46,707
Therapeutics — 0.0%
BioMarin Pharmaceutical, Inc.†	942	17,860

Questcor Pharmaceuticals, Inc.†	3,076	31,406
		49,266
Tobacco — 0.6%
Alliance One International, Inc.†	7,158	25,482
British American Tobacco PLC(1)	2,270	71,879
Japan Tobacco, Inc.(1)	98	304,666
Philip Morris International, Inc.	15,971	732,111
		1,134,138
Toys — 0.1%
Mattel, Inc.	10,200	215,832
Transactional Software — 0.1%
Longtop Financial Technologies, Ltd. ADR†	2,472	80,093
Synchronoss Technologies, Inc.†	2,503	47,482
VeriFone Systems, Inc.†	1,315	24,893
		152,468
Transport-Equipment & Leasing — 0.0%
AMERCO†	473	26,039
TAL International Group, Inc.	1,680	37,749
		63,788
Transport-Marine — 0.1%
CAI International, Inc.†	3,065	36,474
China Shipping Container Lines Co., Ltd.†(1)	182,000	64,446
Tidewater, Inc.	1,145	44,334
		145,254
Transport-Rail — 0.3%
Central Japan Railway Co.(1)	44	362,357
Union Pacific Corp.	2,800	194,628
		556,985
Transport-Services — 0.2%
ComfortDelgro Corp., Ltd.(1)	28,000	29,001
Deutsche Post AG(1)	2,159	31,319
FedEx Corp.	1,800	126,198
Hub Group, Inc., Class A†	1,714	51,437
TNT NV(1)	4,347	109,563
United Parcel Service, Inc., Class B	1,900	108,091
		455,609
Transport-Truck — 0.1%
Con-way, Inc.	3,600	108,072
Travel Services — 0.0%
TUI Travel PLC(1)	10,182	31,586
Venture Capital — 0.0%
3i Group PLC(1)	18,718	73,771
Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	4,971	228,915
NBTY, Inc.†	2,734	92,983
USANA Health Sciences, Inc.†	574	20,968
		342,866
Warehousing & Harbor Transportation Services — 0.0%
DP World, Ltd.	62,400	27,456
Water — 0.1%
American States Water Co.	513	17,001
Aqua America, Inc.	1,441	25,477
California Water Service Group	466	16,636
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,016	42,001
Consolidated Water Co., Ltd.	573	6,521
PICO Holdings, Inc.†	1,236	37,043
Severn Trent PLC(1)	1,798	32,806
SJW Corp.	577	13,525
Southwest Water Co.	1,148	12,031
Veolia Environnement(1)	1,838	42,931
		245,972
Water Treatment Systems — 0.1%
Bio-Treat Technology, Ltd.†(1)	86,000	4,846
Energy Recovery, Inc.†	2,765	11,060
Hyflux, Ltd.(1)	8,000	18,471
Kurita Water Industries, Ltd.(1)	900	24,583
Nalco Holding Co.	5,478	112,080
Sound Global, Ltd.†(1)	9,000	4,935
		175,975
Web Portals/ISP — 0.3%
EarthLink, Inc.	2,265	18,030
Google, Inc., Class A†	1,473	655,411
InfoSpace, Inc.†	4,563	34,314
		707,755
Wire & Cable Products — 0.1%
Fushi Copperweld, Inc.†	1,691	13,832
General Cable Corp.†	5,377	143,297
Leoni AG†(1)	2,084	43,844
LS Corp.(1)	253	18,197
Prysmian SpA(1)	3,988	57,290
		276,460
Wireless Equipment — 0.1%
Aruba Networks, Inc.†	3,309	47,120
QUALCOMM, Inc.	5,393	177,106
		224,226
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	2,411	28,498
Total Common Stock (cost $129,327,095)		122,430,723
CONVERTIBLE PREFERRED STOCK — 0.0%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. 7.25%† (cost $24,507)	26	38
PREFERRED STOCK — 0.6%
Auto-Cars/Light Trucks — 0.0%
Porsche Automobil Holding SE(1)	927	39,545
Volkswagen AG(1)	168	14,708
		54,253
Banks-Commercial — 0.1%
Banco Bradesco SA ADR	16,432	260,612
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*(2)	63	48,969
Diversified Minerals — 0.1%
Vale SA ADR	9,092	191,114
Medical-Biomedical/Gene — 0.0%
Biotest AG(1)	1,036	42,578
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	7,809	232,708
Paper & Related Products — 0.1%
Suzano Papel e Celulose SA	13,598	114,585
Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA(1)	1,936	94,182
Steel-Producers — 0.1%
Usinas Siderurgicas de Minas Gerais SA, Class A	2,600	69,300

Total Preferred Stock (cost $1,188,530)		1,108,301
ASSET BACKED SECURITIES — 2.9%
Diversified Financial Services — 2.9%
Banc of America Commercial Mtg., Inc., Series 2005-1, Class XW 0.10% due 11/10/42*(6)(7)(12)	$4,465,203	7,964
Banc of America Commerical Mtg., Inc., Series 2004-5, Class XC 0.21% due 11/10/41*(6)(7)(12)	1,104,882	14,979
Banc of America Commercial Mtg., Inc., Series 2006-5, Class A2 5.32% due 09/10/47(6)	310,000	318,927
Banc of America Commercial Mtg., Inc., Series 2007-2, Class A2 5.63% due 04/10/49(6)(7)	29,000	29,968
Banc of America Large Loan, Series 2005-MIB1, Class K 2.35% due 03/15/22*(2)(6)(8)	93,000	45,720
Bay View Auto Trust, Series 2005-LJ2, Class C 4.92% due 02/25/14	40,513	40,614
Bayview Commercial Asset Trust, Series 2005-1A, Class A1 0.65% due 04/25/35*(2)(6)(8)	19,873	15,707
Bayview Commercial Asset Trust, Series 2005-3A, Class IO 2.15% due 11/25/35*(2)(6)(12)(21)	347,998	17,609
Bayview Commercial Asset Trust, Series 2004-3, Class IO 2.87% due 01/25/35*(2)(6)(12)(21)	80,327	2,860
Bayview Commercial Asset Trust, Series 2005-1A, Class IO 2.87% due 04/25/35*(2)(6)(12)(21)	111,069	4,387
Bayview Financial Acquisition Trust, Series 2004-D, Class A 0.93% due 08/28/44(8)	20,943	18,858
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10, Class X1 0.06% due 12/11/40*(6)(7)(12)	6,271,185	22,237
Bear Stearns Asset Backed Securities Trust, Series 2005-3, Class A1 0.80% due 09/25/35(8)	13,668	12,706
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(6)(7)	32,000	32,827
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR4, Class A3 5.47% due 06/11/41(6)(7)	32,000	34,227
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class XC 0.09% due 12/11/49*(6)(7)(12)	1,514,706	11,986
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class A2B 5.21% due 12/11/49(6)	86,000	88,506
CNL Funding, Series 1999-1, Class A2 7.65% due 06/18/14*(2)(6)	73,391	67,954
Commercial Mtg. Acceptance Corp., Series 1998-C2, Class F 5.44% due 09/15/30*(2)(6)(7)	688,000	717,967
Commercial Mtg. Pass Through Certs., Series 2005-C6, Class XC 0.07% due 06/10/44*(6)(7)(12)	3,083,290	17,063
Commercial Mtg. Pass Through Certs., Series 2006-C8, Class XS 0.15% due 12/10/46*(6)(7)(12)	2,115,679	21,252
Commercial Mtg. Pass Through Certs., Series 2005-LP5, Class XC 0.19% due 05/10/43*(6)(7)(12)	1,238,155	11,591
Commercial Mtg. Pass Through Certs., Series 2004-LB3A, Class A5 5.31% due 07/10/37(6)(7)	52,000	54,995
Conseco Finance Securitizations Corp., Series 2002-1, Class M1A 2.40% due 12/01/33(8)	118,000	95,048
Conseco Finance Securitizations Corp., Series 2001-1, Class A5 6.99% due 07/01/32	199,517	203,904
Conseco Finance Securitizations Corp.,
Series 2002-2, Class M1
7.42% due 03/01/33(7)	4,000	3,622
Conseco Finance Securitizations Corp., Series 2000-5, Class A6 7.96% due 02/01/32	19,298	16,550
Conseco Finance Securitizations Corp., Series 2000-4, Class A6 8.31% due 05/01/32(7)	1	0
Countrywide Asset-Backed Certs., Series 2004-6, Class 2A5 0.74% due 11/25/34(8)	3,033	2,550
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-R2, Class AS 5.47% due 07/25/36*(2)(7)(11)(12)	70,160	7,009
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-R2, Class 2A3 8.00% due 06/25/35*(2)(11)	34,930	31,019
Credit Suisse Mtg. Capital Certs., Series 2007-C1, Class AX 0.10% due 02/15/40*(6)(7)(12)	862,492	6,842
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class AX 0.13% due 09/15/39*(6)(7)(12)	492,927	6,352
Credit Suisse Mtg. Capital Certs., Series 2006-C5, Class AX 0.15% due 12/15/39(6)(7)(12)	1,385,309	21,849
Credit Suisse Mtg. Capital Certs., Series 2007-C2, Class A2 5.45% due 01/15/49(6)(7)	181,000	185,067
CS First Boston Mtg. Securities Corp., Series 2001-CK1, Class AY 0.73% due 12/18/35*(6)(7)(12)	749,468	722

CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class J 0.98% due 11/15/19*(2)(6)(8)	50,000	47,055
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class H 1.02% due 11/15/19*(2)(6)(8)	50,000	47,431
CS First Boston Mtg. Securities Corp., Series 2005-TF2A, Class J 1.25% due 09/15/20*(2)(6)(8)(21)	11,495	10,115
CS First Boston Mtg. Securities Corp., Series 2003-C3, Class AX 1.74% due 05/15/38*(6)(7)(12)	985,861	38,756
CS First Boston Mtg. Securities Corp., Series 2004-FR1N, Class A 5.00% due 11/27/34*(2)(22)	8,553	1
CS First Boston Mtg. Securities Corp., Series 1998-C2, Class F 6.75% due 11/15/30*(2)(6)(7)	44,000	45,227
GE Capital Commercial Mtg. Corp., Series 2005-C3, Class XC 0.06% due 07/10/45*(6)(7)(12)	10,012,734	42,333
GE Capital Commercial Mtg. Corp., Series 2007-C1, Class A2 5.42% due 12/10/49(6)	164,000	168,417
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class XC 0.07% due 11/10/45*(6)(7)(12)	8,375,769	39,962
GMAC Commercial Mtg. Securities, Inc., Series 2005-C1, Class X1 0.31% due 05/10/43*(2)(6)(7)(12)	2,076,995	26,904
GMAC Commercial Mtg. Securities, Inc., Series 1997-C1, Class X 1.27% due 07/15/29(6)(7)(12)	282,425	12,872
Green Tree Financial Corp., Series 1999-1, Class A6 6.37% due 07/01/25	4,353	4,381
Green Tree Financial Corp., Series 1999-3, Class A7 6.74% due 02/01/31	7,038	7,051
Green Tree Financial Corp., Series 1998-4, Class A7 6.87% due 04/01/30(7)	1,722	1,758
Green Tree Financial Corp., Series 1997-6, Class M1 7.21% due 01/15/29(7)	27,000	23,660
Green Tree Financial Corp., Series 1995-8, Class M1 7.30% due 12/15/26	4,399	4,491
Green Tree Financial Corp., Series 1997-6, Class A9 7.55% due 01/15/29(7)	30,528	32,947
Green Tree Financial Corp., Series 1999-5, Class A5 7.86% due 03/01/30(7)	132,880	118,345
Greenpoint Manufactured Housing, Series 1999-5, Class A4 7.59% due 11/15/28	30,673	30,840
Greenpoint Manufactured Housing, Series 2000-3, Class IA 8.45% due 06/20/31(7)	35,029	32,964
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class XC 0.12% due 04/10/37*(6)(7)(12)	5,410,797	14,665
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2 4.31% due 08/10/42(6)	161,438	163,107
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 4.57% due 08/10/42(6)	26,000	26,323
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.92% due 01/05/36(6)	26,000	27,720
GS Mtg. Securities Corp. II, Series 2003-C1, Class X1 0.85% due 01/10/40*(6)(7)(12)	986,038	16,865
GS Mtg. Securities Corp. II, Series 2004-C1, Class X1 0.88% due 10/10/28*(6)(7)(12)	678,019	1,580
GSMPS Mtg. Loan Trust,
Series 2005-RP2, Class 1A2
7.50% due 03/25/35*(2)(11)	22,862	20,316
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A2 7.50% due 09/25/35*(2)(11)	25,895	22,976
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A3 8.00% due 03/25/35*(2)(11)	20,562	18,269
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A3 8.00% due 09/25/35*(2)(11)	34,498	30,613
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A4 8.50% due 09/25/35*(2)(11)	9,929	9,390
HVB Mtg. Capital Corp., Series 2003-FL1A, Class K 3.20% due 09/10/22*(2)(6)(8)(21)	72,000	59,760
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB12, Class X1 0.15% due 09/12/37*(6)(7)(12)	2,104,686	16,649
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class X 0.45% due 05/15/47(6)(7)(12)	1,235,411	25,086
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6, Class A2 5.26% due 07/12/37(6)(7)	32,000	34,285
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP8, Class A2 5.29% due 05/15/45(6)	225,096	235,858
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP8, Class A3B 5.45% due 05/15/45(6)	63,000	65,560

JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB17, Class A3 5.45% due 12/12/43(6)	56,000	59,522
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A3B 5.58% due 05/12/45(6)	171,000	178,051
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A2 5.86% due 04/15/45(6)(7)	40,000	40,974
JP Morgan Commercial Mtg. Finance Corp., Series 2000-C9, Class G 6.25% due 10/15/32*(2)(6)	25,000	20,500
JP Morgan Commercial Mtg. Finance Corp., Series 1997-C5, Class F 7.56% due 09/15/29(6)	27,000	28,492
LB Commercial Conduit Mtg. Trust, Series 2007-C3, Class A2 5.84% due 07/15/44(6)(7)	164,000	171,707
LB-UBS Commercial Mtg. Trust, Series 2006-C1, Class XCL 0.13% due 02/15/41*(6)(7)(12)	5,017,429	42,276
LB-UBS Commercial Mtg. Trust, Series 2005-C7, Class XCL 0.16% due 11/15/40*(6)(7)(12)	4,796,703	33,212
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class XCL 0.17% due 09/15/40*(6)(7)(12)	2,445,968	28,971
LB-UBS Commercial Mtg. Trust, Series 2005-C2, Class XCL 0.23% due 04/15/40*(6)(7)(12)	4,170,578	39,582
LB-UBS Commercial Mtg. Trust, Series 2003-C5, Class XCL 0.29% due 04/15/37*(6)(7)(12)	83,246	1,626
LB-UBS Commercial Mtg. Trust, Series 2005-C3, Class XCL 0.30% due 07/15/40*(6)(7)(12)	1,332,516	25,523
LB-UBS Commercial Mtg. Trust, Series 2004-C1, Class A4 4.57% due 01/15/31(6)	22,000	22,520
Lehman Brothers Floating Rate Commercial Mtg. Trust, Series 2005-LLFA, Class J 1.15% due 07/15/18*(2)(6)(8)	19,000	14,197
Marriott Vacation Club Owner Trust, Series 2002-1A, Class A1 1.05% due 12/20/24*(2)(8)(13)	4,697	4,529
Master Reperforming Loan Trust, Series 2005-1, Class 1A4 7.50% due 08/25/34*(2)(11)	30,726	27,305
Master Reperforming Loan Trust, Series 2005-2, Class 1A3 7.50% due 05/25/35*(2)(11)	33,208	29,233
Merit Securities Corp., Series 11-PA, Class 3A1 0.97% due 04/28/27*(2)(8)(11)	57,446	47,527
Merrill Lynch CFC Commercial Mtg., Series 2006-4, Class XC 0.19% due 12/12/49*(6)(7)(12)	2,704,676	31,206
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3, Class B3 5.00% due 01/25/35(7)	2,450	30
Merrill Lynch Mtg. Trust, Series 2005-LC1, Class X 0.10% due 01/12/44*(6)(7)(12)	1,065,922	6,298
Merrill Lynch Mtg. Trust, Series 2005-MCP1, Class XC 0.18% due 06/12/43*(6)(7)(12)	1,885,334	22,859
Merrill Lynch Mtg. Trust, Series 2005-MKB2, Class A2 4.81% due 09/12/42(6)	29,646	29,683
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(6)(7)	171,000	179,847
Merrill Lynch Mtg. Trust, Series 2007-C1, Class A2 5.72% due 06/12/50(6)(7)	69,000	71,621
Mezz Capital Commercial Mtg. Trust, Series 2006-C4, Class X 5.15% due 07/15/45*(2)(6)(7)(12)(21)	251,689	16,360
Mezz Capital Commercial Mtg. Trust,
Series 2005-C3, Class X
5.23% due 05/15/44*(2)(6)(7)(12)(21)	166,805	13,761
Mezz Capital Commercial Mtg. Trust, Series 2004-C2, Class X 6.16% due 10/15/40*(2)(6)(7)(12)(21)	147,561	12,469
Mid-State Trust, Series 11, Class B 8.22% due 07/15/38	7,830	7,534
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A 4.88% due 08/13/42(6)	128,000	128,952
Morgan Stanley Capital I, Series 2007-IQ15, Class A2 5.84% due 06/11/49(6)(7)	132,000	138,419
Morgan Stanley Capital I, Series 2008-T29, Class A3 6.28% due 01/11/43(6)(7)	39,000	42,002
Morgan Stanley Capital I, Series 1998-CF1, Class D 7.35% due 07/15/32(6)(7)	22,446	22,861
Mortgage Capital Funding, Inc., Series 1998-MC2, Class E 7.07% due 06/18/30(6)(7)	27,000	26,937
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 5.15% due 11/25/33(7)	23,622	23,405
Nomura Asset Acceptance Corp., Series 2004-R3, Class PT 0.37% due 02/25/35*(2)(7)(11)(21)	34,136	28,503
Oakwood Mtg. Investors, Inc., Series 2002-C, Class A1 5.41% due 11/15/32	74,853	66,791
Oakwood Mtg. Investors, Inc., Series 2001-E, Class A4 6.81% due 12/15/31(21)	57,913	46,765
Oakwood Mtg. Investors, Inc., Series 2000-A, Class A3 7.95% due 03/15/22(7)	33,899	23,749
Origen Manufactured Housing, Series 2004-B, Class A3 4.75% due 08/15/21	21,446	21,551

Residential Asset Mtg. Products, Inc., Series 2002-SL1, Class AI3 7.00% due 06/25/32(11)	55,390	57,089
Residential Asset Securities NIM Corp., Series 2004-NT11 4.50% due 12/25/34*(2)(22)	4,095	0
Structured Adjustable Rate Mtg. Loan Trust, Series 2007-8, Class 1A2 6.25% due 09/25/37(8)(11)(21)	37,353	25,400
Structured Asset Securities Corp., Series 2004-NP2, Class A 0.70% due 06/25/34*(2)(8)(11)	31,606	24,576
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class XC 0.14% due 04/15/42*(6)(7)(12)	4,824,583	41,647
Wachovia Bank Commercial Mtg. Trust, Series 2006-C27, Class A2 5.62% due 07/15/45(6)	156,000	159,281
Wachovia Bank Commercial Mtg. Trust, Series 2007-C32, Class A2 5.74% due 06/15/49(6)(7)	118,000	121,869
WaMu Commerical Mtg. Securities Trust, Series 2005-C1A, Class F 5.30% due 05/25/36*(2)(6)(7)(21)	65,000	43,713
Total Asset Backed Securities (cost $6,695,177)		5,966,895
CONVERTIBLE BONDS & NOTES — 0.1%
Aerospace/Defense-Equipment — 0.0%
Alliant Techsystems, Inc. Company Guar. Notes 3.00% due 08/15/24	30,000	29,737
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.25% due 11/15/16	13,000	16,201
Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 3.00% due 06/01/15*(2)	20,000	18,410
Electronic Components-Semiconductors — 0.1%
Advanced Micro Devices, Inc. Senior Notes 6.00% due 05/01/15	50,000	47,500
Real Estate Investment Trusts — 0.0%
Digital Realty Trust LP Company Guar. Notes 5.50% due 04/15/29*	20,000	28,663
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Company Guar. Notes 8.00% due 12/31/11(2)(13)	20,000	19,300
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 06/15/14	10,000	10,738
Wire & Cable Products — 0.0%
General Cable Corp. Sub. Notes 4.50% due 11/15/29(9)	28,000	26,250
Total Convertible Bonds & Notes (cost $193,485)		196,799
U.S. CORPORATE BONDS & NOTES — 10.7%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Senior Notes 5.90% due 04/15/16	15,000	17,052
The Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	35,000	38,587
		55,639
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 7.88% due 04/15/18*	10,000	9,975
Advertising Services — 0.0%
Visant Holding Corp. Company Guar. Notes 7.63% due 10/01/12	60,000	60,000
Aerospace/Defense — 0.0%
Kratos Defense & Security Solutions, Inc.
Senior Sec. Notes 10.00% due 06/01/17*(2)	40,000	40,600
Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc.
Company Guar. Notes
7.75% due 07/15/14	50,000	50,125
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14*	25,000	25,000
United Technologies Corp. Senior Notes 5.70% due 04/15/40	5,000	5,582
United Technologies Corp. Senior Notes 6.13% due 07/15/38	25,000	29,257
		109,964
Agricultural Chemicals — 0.0%
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	45,000	48,602
Airlines — 0.1%
American Airlines, Inc. Pass Through Certs. Series 2001-2, Class A-2 7.86% due 04/01/13	10,000	10,175
Continental Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.56% due 08/15/13	15,000	14,850
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19	22,283	22,205
Continental Airlines, Inc. Pass Through Certs. Series 1997-4, Class A 6.90% due 07/02/19	5,789	5,789
Delta Air Lines, Inc. Pass Through Certs. Series 10-1A 6.20% due 07/02/18	5,000	5,050

Northwest Airlines, Inc. Pass Through Certs. Series 2000-1 7.15% due 04/01/21	25,734		23,836
United Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/24	13,343		12,309
			94,214
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.12% due 12/15/14(8)	90,000		85,162
Levi Strauss & Co. Senior Notes 8.88% due 04/01/16	50,000		51,750
			136,912
Appliances — 0.0%
Whirlpool Corp. Notes 8.60% due 05/01/14	5,000		5,895
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Bonds 5.75% due 09/08/11	90,000		93,721
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	5,000		5,596
			99,317
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	60,000		60,900
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 5.25% due 02/11/14	75,000		63,000
Dana Corp. Company Guar. Notes 5.85% due 01/15/15†(2)(13)(22)	45,000		0
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	10,000		10,025
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	60,000		60,150
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	20,000		20,100
Tenneco, Inc. Company Guar. Notes 8.63% due 11/15/14	25,000		25,219
TRW Automotive, Inc. Company Guar. Notes 6.38% due 03/15/14*(2)	EUR	80,000	92,936
Visteon Corp. Senior Notes 7.00% due 03/10/14†(3)	15,000		16,350
			287,780
Auto/Truck Parts & Equipment-Replacement — 0.1%
Allison Transmission Company Guar. Notes 11.00% due 11/01/15*	35,000		36,663
Allison Transmission, Inc. Company Guar. Notes 11.25% due 11/01/15*(14)	52,100		54,835
			91,498
Banks-Commercial — 0.2%
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	35,000		33,512
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	20,000		18,850
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	50,000		46,125
CIT Group, Inc.
Senior Sec. Notes
7.00% due 05/01/16	80,000		73,000
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	145,000		130,500
			301,987
Banks-Fiduciary — 0.0%
State Street Capital Trust IV Ltd. Guar. Notes 1.53% due 06/01/77(8)	105,000		75,118
Banks-Money Center — 0.0%
BankAmerica Capital III Ltd. Guar. Notes 0.87% due 01/15/27(8)	35,000		23,206
Banks-Mortgage — 0.0%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*(2)	20,000		20,200
Banks-Super Regional — 0.1%
Fleet Capital Trust V Bank Guar. Notes 1.54% due 12/18/28(8)	45,000		32,663
Wachovia Corp. Senior Notes 5.50% due 05/01/13	95,000		103,107
Wachovia Corp. Senior Notes 5.75% due 06/15/17	50,000		54,610
Wells Fargo Capital XV Ltd. Guar. Notes 9.75% due 09/26/13(5)(8)	25,000		26,625
			217,005
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	45,000		45,394
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*(2)	49,000		59,475
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.20% due 01/15/39*(2)	61,000		80,250
			139,725

Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	30,000	21,075
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Class B 9.25% due 12/15/17*	115,000	115,575
XM Satellite Radio Holdings, Inc. Senior Notes 13.00% due 08/01/14*	90,000	98,325
		234,975
Building & Construction Products-Misc. — 0.2%
AMH Holdings, Inc. Senior Disc. Notes 11.25% due 03/01/14(9)	20,000	20,400
Associated Materials LLC/Associated Materials Finance, Inc. Senior Sec. Notes 9.88% due 11/15/16	40,000	42,900
Building Materials Corp. of America Company Guar. Notes 7.50% due 03/15/20*	30,000	29,475
Nortek, Inc. Senior Sec. Notes 11.00% due 12/01/13	70,044	73,021
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/19	110,000	130,062
		295,858
Building & Construction-Misc. — 0.0%
Builders FirstSource, Inc. Sec. Notes 13.00% due 02/15/16*(2)(8)	24,000	24,540
Building Materials Corp. of America Senior Sec. Notes 7.00% due 02/15/20*(2)	35,000	34,650
		59,190
Building Products-Air & Heating — 0.0%
Goodman Global Group, Inc. Senior Disc. Notes zero coupon due 12/15/14*	85,000	51,850
Goodman Global, Inc. Company Guar. Notes 13.50% due 02/15/16	25,000	27,625
		79,475
Building-Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 06/15/18	20,000	18,650
DR Horton, Inc. Company Guar. Notes 7.88% due 08/15/11	10,000	10,450
Lennar Corp. Company Guar. Notes 6.95% due 06/01/18*(2)	50,000	43,500
M/I Homes, Inc. Company Guar. Notes 6.88% due 04/01/12	55,000	54,450
Meritage Homes Corp. Company Guar. Notes 6.25% due 03/15/15	10,000	9,450
Meritage Homes Corp. Company Guar. Notes 7.15% due 04/15/20(2)	5,000	4,475
Standard Pacific Corp. Company Guar. Notes 6.25% due 04/01/14	15,000	13,912
Standard Pacific Corp. Company Guar. Notes 7.00% due 08/15/15	20,000	18,500
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	15,000	14,250
Standard Pacific Corp. Sec. Notes 10.75% due 09/15/16	45,000	48,150
		235,787
Cable/Satellite TV — 0.4%
Cablevision Systems Corp.
Senior Notes
7.75% due 04/15/18	20,000	20,000
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/20	10,000	10,125
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/17*	65,000	66,300
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 13.50% due 11/30/16	133,576	155,616
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18*	15,000	15,075
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*(2)	40,000	39,850
Comcast Cable Communications LLC Company Guar. Notes 8.88% due 05/01/17	40,000	50,167
Comcast Cable Holdings LLC Company Guar. Debentures 9.80% due 02/01/12	35,000	39,156
Comcast Corp. Company Guar. Bonds 6.55% due 07/01/39	25,000	27,340
Comcast Corp. Company Guar. Notes 6.95% due 08/15/37	10,000	11,375
CSC Holdings, Inc. Senior Notes 6.75% due 04/15/12	14,000	14,490
DIRECTV Holdings LLC Company Guar. Notes 6.35% due 03/15/40	20,000	21,417
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	50,000	54,619
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	50,000	51,750
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	5,000	5,431

DISH DBS Corp. Company Guar. Notes 6.38% due 10/01/11	10,000	10,325
DISH DBS Corp. Company Guar. Notes 6.63% due 10/01/14	15,000	15,000
DISH DBS Corp. Company Guar. Notes 7.00% due 10/01/13	30,000	30,900
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/19	45,000	46,800
Mediacom LLC / Mediacom Capital Corp. Notes 9.13% due 08/15/19	35,000	33,775
TCI Communications, Inc. Senior Notes 7.88% due 02/15/26	5,000	6,012
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/18	5,000	5,739
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	10,000	11,047
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	20,000	23,220
Time Warner Cable, Inc. Company Guar. Notes 7.50% due 04/01/14	25,000	29,048
		794,577
Casino Hotels — 0.2%
Ameristar Casinos, Inc. Company Guar. Notes 9.25% due 06/01/14	40,000	41,900
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	170,000	178,925
Harrah’s Operating Co., Inc. Senior Sec. Notes 12.75% due 04/15/18*	15,000	14,325
MGM Resorts International Company Guar. Notes 6.63% due 07/15/15	15,000	11,812
MGM Resorts International Senior Sec. Notes 9.00% due 03/15/20*	10,000	10,275
MGM Resorts International Senior Sec. Notes 10.38% due 05/15/14	5,000	5,438
MTR Gaming Group, Inc. Senior Sec. Notes 12.63% due 07/15/14	45,000	45,112
Station Casinos, Inc. Senior Notes 6.00% due 04/01/12†(3)(4)	25,000	1,484
Trump Entertainment Resorts, Inc. Sec. Notes 8.50% due 06/01/15†(3)(4)	30,000	38
Wynn Las Vegas LLC 1st Mtg. Bonds 6.63% due 12/01/14	30,000	30,075
		339,384
Casino Services — 0.0%
American Casino & Entertainment Properties LLC Senior Sec. Notes 11.00% due 06/15/14	35,000	33,250
Cellular Telecom — 0.2%
AT&T Wireless Services, Inc. Senior Sec. Notes 8.75% due 03/01/31	15,000	20,592
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	70,000	78,480
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	95,000	96,425
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	5,000	5,225
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	95,000	97,850
NII Capital Corp. Company Guar. Notes 10.00% due 08/15/16	70,000	73,675
		372,247
Chemicals-Diversified — 0.3%
LBI Escrow Corp. Senior Sec. Notes 8.00% due 11/01/17*	105,000	108,150
Lyondell Chemical Co. Senior Sec. Notes 11.00% due 05/01/18	100,000	107,250
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	35,000	33,075
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14	45,000	49,500
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	20,000	19,950
Solutia, Inc. Company Guar. Notes 8.75% due 11/01/17	35,000	36,138
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15	35,000	38,249
The Dow Chemical Co. Senior Notes 7.60% due 05/15/14	37,000	42,730
The Dow Chemical Co. Senior Notes 8.55% due 05/15/19	75,000	91,808
		526,850
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. Sec. Notes 9.75% due 11/15/14	35,000	33,075

Chemicals-Specialty — 0.0%
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	5,000	4,825
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/20*	20,000	18,500
		23,325
Coal — 0.2%
Arch Western Finance LLC Company Guar. Notes 6.75% due 07/01/13	90,000	90,225
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17*	40,000	41,300
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	70,000	72,975
International Coal Group, Inc. Senior Sec. Notes 9.13% due 04/01/18	35,000	35,000
Massey Energy Co. Company Guar. Notes 6.88% due 12/15/13	80,000	78,100
Peabody Energy Corp. Company Guar. Notes 5.88% due 04/15/16	15,000	14,719
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	85,000	88,506
		420,825
Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	40,000	36,100
Ceridian Corp. Company Guar. Notes 12.25% due 11/15/15(14)	50,000	45,000
DynCorp International, Inc. Senior Notes 10.38% due 07/01/17*(2)	15,000	15,038
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	85,000	83,512
Iron Mountain, Inc. Company Guar. Notes 8.00% due 06/15/20	20,000	20,300
Quintiles Transnational Corp. Senior Notes 9.50% due 12/30/14*(14)	35,000	35,175
		235,125
Commercial Services-Finance — 0.0%
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	73,000	76,832
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*(2)	30,000	31,575
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	76,000	77,235
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	34,000	35,105
Unisys Corp. Senior Sec. Notes 14.25% due 09/15/15*	75,000	86,625
		230,540
Computers — 0.0%
Dell, Inc. Senior Notes 5.88% due 06/15/19	5,000	5,619
Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.63% due 01/15/18*	5,000	4,963
Brocade Communications Systems, Inc.
Senior Sec. Notes
6.88% due 01/15/20*	30,000	29,775
		34,738
Consumer Products-Misc. — 0.2%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/18	40,000	39,650
Fortune Brands, Inc. Senior Notes 3.00% due 06/01/12	50,000	50,602
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	95,000	93,100
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/18*	25,000	25,188
Spectrum Brands Holdings, Inc. Senior Sec. Notes 9.50% due 06/15/18*(2)	20,000	20,625
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	70,000	70,787
		299,952
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 6.63% due 03/15/18	20,000	20,050
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18*(2)	25,000	22,875
Berry Plastics Holding Corp. Sec. Notes 8.88% due 09/15/14	80,000	77,000
Sealed Air Corp. Senior Notes 5.63% due 07/15/13*	14,000	14,646

Sealed Air Corp. Senior Notes 7.88% due 06/15/17*(2)	15,000	15,679
		130,200
Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc. Company Guar. Notes 7.75% due 01/15/14	60,000	59,550
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15*	70,000	71,750
		131,300
Data Processing/Management — 0.1%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	15,000	11,400
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(14)	210,550	154,228
		165,628
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 03/15/13	43,000	43,054
DaVita, Inc. Company Guar. Notes 7.25% due 03/15/15	10,000	10,000
		53,054
Direct Marketing — 0.1%
Affinion Group, Inc. Company Guar. Notes 10.13% due 10/15/13	45,000	46,125
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/15	40,000	42,000
		88,125
Diversified Banking Institutions — 0.3%
Ally Financial, Inc. Company Guar. Notes 2.74% due 12/01/14(8)	6,000	5,165
Ally Financial, Inc. Company Guar. Notes 6.75% due 12/01/14	181,000	175,058
Ally Financial, Inc. Company Guar. Notes 6.88% due 08/28/12	34,000	34,085
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20*	20,000	19,550
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/15*	20,000	20,250
Citigroup, Inc. Senior Notes 0.57% due 08/13/10(8)	55,000	55,004
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	30,000	30,006
Citigroup, Inc. Senior Notes 5.25% due 02/27/12	80,000	82,858
Citigroup, Inc. Sub. Notes 6.63% due 06/15/32	54,000	51,405
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	25,000	28,237
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	25,000	26,188
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	25,000	24,509
The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	45,000	50,300
		602,615
Diversified Financial Services — 0.1%
General Electric Capital Corp.
Senior Notes
0.47% due 11/01/12(8)	20,000	19,486
General Electric Capital Corp. Senior Notes 0.63% due 05/11/16(8)	45,000	40,953
General Electric Capital Corp. Senior Notes 6.88% due 01/10/39	140,000	154,579
		215,018
Diversified Manufacturing Operations — 0.1%
GE Capital Trust I Sub. Notes 6.38% due 11/15/67(8)	90,000	83,700
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/38	15,000	17,827
		101,527
Diversified Operations — 0.1%
Leucadia National Corp. Senior Notes 7.13% due 03/15/17	40,000	38,600
Leucadia National Corp. Senior Notes 8.13% due 09/15/15	15,000	15,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Notes 8.50% due 05/15/18*(2)	100,000	98,125
Spectrum Brands, Inc. Senior Sub. Notes 12.00% due 08/28/19(14)	7,718	8,413
		160,513
Diversified Operations/Commercial Services — 0.0%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	45,000	45,450
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	19,622	20,427
Edison Mission Energy Senior Notes 7.20% due 05/15/19	40,000	24,600

Edison Mission Energy Senior Notes 7.50% due 06/15/13	10,000	8,600
Edison Mission Energy Senior Notes 7.75% due 06/15/16	15,000	10,425
The AES Corp. Senior Notes 8.00% due 10/15/17	110,000	111,100
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	12,000	12,180
		187,332
Electric-Integrated — 0.5%
AEP Texas North Co. Senior Notes 5.50% due 03/01/13	10,000	10,822
Appalachian Power Co. Senior Notes 5.80% due 10/01/35	20,000	20,361
CMS Energy Corp. Senior Notes 1.25% due 01/15/13(8)	25,000	23,563
CMS Energy Corp. Senior Notes 8.50% due 04/15/11	56,000	57,780
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	10,000	11,299
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/33	25,000	27,211
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/17	25,000	28,513
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(8)	105,000	96,600
Duke Energy Corp. Senior Notes 6.25% due 06/15/18	11,000	12,507
Energy Future Holdings Corp. Senior Sec. Notes 9.75% due 10/15/19	19,000	17,765
Energy Future Holdings Corp. Company Guar. Notes 11.25% due 11/01/17(14)	37,100	24,115
Energy Future Intermediate Holding Co. LLC Senior Sec. Notes 9.75% due 10/15/19	36,000	33,660
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	9,000	9,012
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	2,000	2,112
Florida Power Corp. 1st Mtg. Bonds 5.90% due 03/01/33	10,000	11,047
Illinois Power Co. Senior Sec. Notes 9.75% due 11/15/18	15,000	19,693
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	35,000	35,788
Ipalco Enterprises, Inc. Senior Sec. Notes 8.63% due 11/14/11	5,000	5,200
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/21	8,857	9,148
KCP&L Greater Missouri Operations Co. Senior Notes 11.88% due 07/01/12	45,000	51,822
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	25,000	27,524
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/37	5,000	5,744
MidAmerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	10,000	11,797
Nevada Power Co. General Refunding Mtg. Notes 6.50% due 08/01/18	10,000	11,420
NiSource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	55,000	56,208
NiSource Finance Corp. Company Guar. Notes 10.75% due 03/15/16	20,000	25,631
NV Energy, Inc. Senior Notes 8.63% due 03/15/14	40,000	41,100
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	20,000	21,737
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/38	10,000	11,652
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/37	15,000	17,614
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/16*	20,000	21,290
PPL Energy Supply LLC Senior Notes 5.70% due 10/15/15	10,000	10,902
Progress Energy, Inc. Senior Notes 6.85% due 04/15/12	15,000	16,311
Public Service Co. of Colorado 1st Mtg. Notes 5.13% due 06/01/19	5,000	5,535
Puget Sound Energy, Inc. Jr. Sub. Bonds 6.97% due 06/01/67(8)	40,000	36,778
Sierra Pacific Resources Senior Notes 6.75% due 08/15/17	22,000	22,163
Southern California Edison Co. 1st Mtg. Notes 5.50% due 03/15/40	15,000	16,364
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 11.25% due 11/01/16(14)	58,093	37,180

Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series B 10.25% due 11/01/15	35,000	23,100
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/19*(2)	55,000	69,639
Union Electric Co. Senior Sec. Notes 6.70% due 02/01/19	20,000	23,249
		1,020,956
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/16*(2)	20,000	21,815
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	15,000	16,575
		38,390
Electronic Components-Semiconductors — 0.1%
Advanced Micro Devices, Inc. Notes 8.13% due 12/15/17*	5,000	4,975
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	60,000	54,750
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(14)	56,517	50,583
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	40,000	39,500
Freescale Semiconductor, Inc. Company Guar. Notes 10.13% due 12/15/16	2,000	1,600
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	20,000	20,450
		171,858
Electronic Connectors — 0.0%
Amphenol Corp. Senior Notes 4.75% due 11/15/14	35,000	37,087
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	95,000	99,963
Nissan Motor Acceptance Corp. Senior Notes 4.50% due 01/30/15*(2)	50,000	51,591
		151,554
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX Ltd. Guar. Bonds 5.91% due 11/30/35(8)	100,000	84,000
SLM Corp. Senior Notes 4.50% due 07/26/10	30,000	30,062
SLM Corp. Senior Notes 5.00% due 10/01/13	90,000	86,037
SLM Corp. Senior Notes 8.00% due 03/25/20	30,000	26,346
		226,445
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/19	85,000	105,535
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	15,000	14,100
		119,635
Finance-Investment Banker/Broker — 0.2%
E*Trade Financial Corp. Senior Notes 12.50% due 11/30/17(14)	55,000	58,437
JP Morgan Chase Capital XXIII Ltd. Guar. Bonds 1.44% due 05/15/77(8)	138,000	100,962
JP Morgan Chase Capital XVIII Ltd. Guar. Bonds 6.95% due 08/17/36	37,000	36,980
Merrill Lynch & Co., Inc. Senior Notes 0.52% due 07/25/11(8)	10,000	9,913
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	65,000	67,778
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	60,000	64,007
TD Ameritrade Holding Corp. Company Guar. Notes 5.60% due 12/01/19	30,000	31,604
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	60,000	66,645
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	40,000	46,708
		483,034
Finance-Mortgage Loan/Banker — 0.0%
Residential Capital LLC Sec. Notes 9.63% due 05/15/15	40,000	39,400
Finance-Other Services — 0.2%
Beaver Valley Funding Corp. Senior Sec. Notes 9.00% due 06/01/17	27,000	30,129
ERAC USA Finance LLC Company Guar. Notes 5.25% due 10/01/20*(2)	15,000	15,158
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 7.75% due 01/15/16*(2)	20,000	19,450
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 8.00% due 01/15/18*	75,000	72,750

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 9.25% due 04/01/15	60,000	61,200
Wachovia Capital Trust V Ltd. Guar. Notes 7.97% due 06/01/27*(2)	100,000	99,813
		298,500
Food-Confectionery — 0.0%
WM Wrigley Jr Co. Company Guar. Notes 3.70% due 06/30/14*	20,000	20,229
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	25,000	23,375
Food-Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 11.63% due 05/01/14	40,000	44,800
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	65,000	71,987
Tyson Foods, Inc. Senior Notes 8.25% due 10/01/11	20,000	21,600
Tyson Foods, Inc. Senior Notes 10.50% due 03/01/14	35,000	40,775
		179,162
Food-Misc. — 0.2%
Campbell Soup Co. Senior Debentures 8.88% due 05/01/21	15,000	21,288
Chiquita Brands International, Inc. Senior Notes 7.50% due 11/01/14	30,000	29,400
Chiquita Brands International, Inc. Senior Notes 8.88% due 12/01/15	5,000	4,963
Dole Food Co., Inc. Senior Sec. Notes 8.00% due 10/01/16*	35,000	35,087
Dole Food Co., Inc. Senior Sec. Notes 13.88% due 03/15/14	19,000	22,278
General Mills, Inc. Senior Notes 5.65% due 02/15/19	5,000	5,681
Grand Metropolitan Investment Corp. Company Guar. Debentures 8.00% due 09/15/22	45,000	57,025
HJ Heinz Co. Senior Notes 5.35% due 07/15/13	20,000	21,981
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*(2)	5,000	6,113
Kraft Foods, Inc. Senior Notes 6.13% due 08/23/18	20,000	22,790
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	113,000	126,371
Michael Foods, Inc. Senior Notes 9.75% due 07/15/18*(2)	10,000	10,275
		363,252
Food-Retail — 0.0%
Great Atlantic & Pacific Tea Co. Senior Sec. Notes 11.38% due 08/01/15*	10,000	8,325
The Kroger Co. Company Guar. Notes 6.15% due 01/15/20	15,000	17,327
The Kroger Co. Company Guar. Notes 6.75% due 04/15/12	10,000	10,890
		36,542
Food-Wholesale/Distribution — 0.0%
Supervalu, Inc. Senior Notes 7.50% due 11/15/14	35,000	35,000
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	85,000	84,362
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc. Company Guar. Notes 7.00% due 03/01/14	40,000	36,000
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/15*†(3)	50,000	7,625
Pinnacle Entertainment, Inc. Company Guar. Notes 7.50% due 06/15/15	35,000	32,813
Pinnacle Entertainment, Inc. Company Guar. Notes 8.63% due 08/01/17*	10,000	10,300
Pinnacle Entertainment, Inc. Company Guar. Notes 8.75% due 05/15/20*	5,000	4,631
		91,369
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	20,000	22,244
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	10,000	12,568
		34,812
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	100,000	83,250
Home Furnishings — 0.0%
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14	20,000	20,050
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*	36,000	39,780
		59,830

Housewares — 0.0%
Libbey Glass, Inc. Senior Sec. Notes 10.00% due 02/15/15*	20,000	20,700
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.25% due 10/15/17*	80,000	76,800
Mirant North America LLC Company Guar. Notes 7.38% due 12/31/13	135,000	138,037
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	145,000	144,275
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	19,800
		378,912
Insurance Brokers — 0.0%
HUB International Holdings, Inc. Senior Notes 9.00% due 12/15/14*	5,000	4,737
HUB International Holdings, Inc. Senior Sub. Notes 10.25% due 06/15/15*	25,000	22,937
USI Holdings Corp. Company Guar. Notes 4.31% due 11/15/14*(2)(8)	5,000	4,088
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	5,000	5,205
		36,967
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.90% due 12/17/39	15,000	15,592
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/15	10,000	10,478
Prudential Financial, Inc. Senior Notes 5.10% due 09/20/14	45,000	47,857
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	15,000	16,508
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	15,000	17,369
Teachers Insurance & Annuity Assoc. of America Notes 6.85% due 12/16/39*(2)	45,000	52,414
		160,218
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(8)	50,000	45,375
Loews Corp. Senior Notes 5.25% due 03/15/16	15,000	16,278
MetLife, Inc. Junior. Sub. Notes 6.40% due 12/15/66	45,000	39,600
MetLife, Inc. Senior Notes 6.75% due 06/01/16	55,000	62,224
		163,477
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*(2)	35,000	31,229
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(2)(8)	20,000	21,600
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*(2)	30,000	39,918
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/31*(2)	15,000	15,873
		108,620
Insurance-Property/Casualty — 0.1%
Chubb Corp. Senior Notes 5.75% due 05/15/18	5,000	5,563
Chubb Corp. Senior Notes 6.50% due 05/15/38	15,000	17,078
The Progressive Corp. Jr. Sub. Notes 6.70% due 06/15/37(8)	120,000	112,200
The Travelers Companies, Inc. Senior Notes 5.90% due 06/02/19	10,000	11,103
		145,944
Investment Management/Advisor Services — 0.0%
Nuveen Investments, Inc. Company Guar. Notes 10.50% due 11/15/15	40,000	34,800
Machine Tools & Related Products — 0.0%
Thermadyne Holdings Corp. Company Guar. Notes 10.50% due 02/01/14	35,000	35,438
Machinery-Farming — 0.0%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*(2)	25,000	25,375
Machinery-General Industrial — 0.0%
Altra Holdings, Inc. Senior Sec. Notes 8.13% due 12/01/16*	55,000	54,519
Machinery-Thermal Process — 0.0%
Cleaver-Brooks, Inc. Senior Sec. Notes 12.25% due 05/01/16*(2)	35,000	34,038
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/20	8,000	8,048

Quest Diagnostics, Inc. Company Guar. Notes 5.75% due 01/30/40	12,000	11,815
		19,863
Medical Products — 0.0%
Hospira, Inc. Senior Notes 6.05% due 03/30/17	10,000	11,259
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	65,000	69,875
		81,134
Medical-Biomedical/Gene — 0.0%
Talecris Biotherapeutics Holdings Corp. Company Guar. Notes 7.75% due 11/15/16*	25,000	26,625
Medical-Drugs — 0.0%
Eli Lilly & Co. Senior Notes 5.95% due 11/15/37	20,000	22,835
GlaxoSmithKline Capital, Inc. Company Guar. Notes 5.65% due 05/15/18	30,000	34,328
Lantheus Medical Imaging, Inc. Senior Notes 9.75% due 05/15/17*(2)	25,000	24,750
		81,913
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	20,000	22,517
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 6.00% due 06/15/16	10,000	11,403
Aetna, Inc. Senior Notes 6.50% due 09/15/18	15,000	17,357
UnitedHealth Group, Inc. Senior Notes 5.80% due 03/15/36	5,000	5,026
UnitedHealth Group, Inc. Senior Notes 6.50% due 06/15/37	25,000	26,975
WellPoint, Inc. Senior Notes 7.00% due 02/15/19	35,000	41,516
		102,277
Medical-Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*(2)	45,000	45,450
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	45,000	46,406
HCA, Inc. Sec. Notes 9.13% due 11/15/14	180,000	188,325
HCA, Inc. Sec. Notes 9.25% due 11/15/16	35,000	37,100
HCA, Inc. Sec. Notes 9.63% due 11/15/16(14)	42,000	44,940
Health Management Associates, Inc. Senior Sec. Notes 6.13% due 04/15/16	45,000	42,638
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	65,000	64,675
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	45,000	42,300
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15*	105,000	111,037
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/18*	8,000	8,840
United Surgical Partners Company Guar. Notes 8.88% due 05/01/17	15,000	14,963
		646,674
Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc. Company Guar. Notes 9.13% due 04/15/15	5,000	5,238
Medical-Outpatient/Home Medical — 0.0%
Surgical Care Affiliates, Inc. Senior Notes 9.63% due 07/15/15*(2)(14)	16,477	16,189
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/17*(2)	15,000	14,812
		31,001
Metal Processors & Fabrication — 0.0%
Metals USA, Inc. Senior Sec. Notes 11.13% due 12/01/15	25,000	26,250
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	174,000	191,400
Miscellaneous Manufacturing — 0.0%
Reddy Ice Corp. Senior Sec. Notes 11.25% due 03/15/15*	30,000	30,900
Multimedia — 0.1%
CBS Corp. Company Guar. Notes 8.63% due 08/01/12	2,000	2,213
NBC Universal, Inc. Senior Notes 5.15% due 04/30/20*(2)	20,000	20,860
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*(2)	20,000	21,364
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/24	20,000	24,308
News America Holdings, Inc. Company Guar. Debentures 7.75% due 12/01/45	10,000	12,265

News America, Inc. Company Guar. Notes 6.90% due 03/01/19	35,000	41,459
Time Warner Cos., Inc. Company Guar. Notes 9.13% due 01/15/13	50,000	58,193
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/23	10,000	13,463
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	25,000	32,053
		226,178
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	55,000	58,575
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	30,000	32,700
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/19*(2)	15,000	16,232
		48,932
Office Automation & Equipment — 0.0%
Xerox Capital Trust I Company Guar. Notes 8.00% due 02/01/27	20,000	20,108
Xerox Corp. Senior Notes 4.25% due 02/15/15	14,000	14,494
Xerox Corp. Senior Notes 5.63% due 12/15/19	10,000	10,641
Xerox Corp. Senior Notes 6.75% due 12/15/39	26,000	28,951
		74,194
Office Supplies & Forms — 0.0%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15	25,000	27,125
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Senior Sec. Notes 10.50% due 10/15/17*	20,000	17,750
Pride International, Inc. Senior Notes 7.38% due 07/15/14	60,000	59,775
		77,525
Oil Companies-Exploration & Production — 0.4%
ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15*	15,000	10,800
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	60,000	55,200
Chesapeake Energy Corp. Company Guar. Notes 7.63% due 07/15/13	20,000	21,000
Denbury Resources, Inc. Company Guar. Notes 7.50% due 12/15/15	40,000	40,400
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/20	30,000	31,350
Devon Energy Corp. Senior Notes 6.30% due 01/15/19	15,000	17,377
EOG Resources, Inc. Senior Notes 5.63% due 06/01/19	15,000	16,866
Forest Oil Corp. Company Guar. Notes 8.00% due 12/15/11	80,000	83,200
Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	69,000	69,431
Petrohawk Energy Corp. Company Guar. Notes 9.13% due 07/15/13	95,000	99,037
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	45,000	46,463
Plains Exploration & Production Co. Company Guar. Notes 7.00% due 03/15/17	85,000	81,175
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	10,000	9,225
Quicksilver Resources, Inc. Company Guar. Notes 11.75% due 01/01/16	45,000	49,613
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18*	35,000	34,825
Sandridge Energy, Inc. Company Guar. Notes 8.00% due 06/01/18*	90,000	85,275
Whiting Petroleum Corp. Company Guar. Notes 7.00% due 02/01/14	50,000	51,000
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	10,000	11,435
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	20,000	24,271
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	20,000	25,765
		863,708
Oil Field Machinery & Equipment — 0.1%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	50,000	48,875
Thermon Industries, Inc. Senior Sec. Notes 9.50% due 05/01/17*	40,000	40,600
		89,475

Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*(2)	5,000	5,357
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/40*(2)	20,000	22,857
		28,214
Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	85,000	78,200
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	55,000	54,656
Stallion Oilfield Holdings, Ltd. Senior Sec. Notes 10.50% due 02/15/15*	45,000	42,300
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	5,000	5,269
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37	5,000	4,701
		185,126
Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*(2)	10,000	10,100
Georgia-Pacific LLC Senior Notes 8.13% due 05/15/11	30,000	31,237
Georgia-Pacific LLC Senior Notes 9.50% due 12/01/11	32,000	34,400
International Paper Co. Senior Notes 7.95% due 06/15/18	11,000	13,097
International Paper Co. Senior Notes 9.38% due 05/15/19	81,000	104,619
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14	30,000	27,225
Newpage Holding Corp. Senior Notes 7.53% due 11/01/13(8)(15)	14,750	3,190
Verso Paper Holdings LLC / Verso Paper, Inc. Senior Sec. Notes 4.09% due 08/01/14(8)	40,000	34,300
Verso Paper Holdings LLC / Verso Paper, Inc. Company Guar. Notes 11.38% due 08/01/16	20,000	17,050
Verso Paper Holdings LLC / Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14	30,000	32,325
		307,543
Pharmacy Services — 0.0%
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	18,000	20,380
Express Scripts, Inc. Company Guar. Notes 7.25% due 06/15/19	7,000	8,461
Omnicare, Inc. Company Guar. Notes 6.13% due 06/01/13	35,000	34,650
Omnicare, Inc. Company Guar. Notes 6.88% due 12/15/15	10,000	10,000
		73,491
Physical Therapy/Rehabilitation Centers — 0.1%
Healthsouth Corp.
Company Guar. Notes
10.75% due 06/15/16	30,000	32,400
Psychiatric Solutions, Inc. Company Guar. Notes 7.75% due 07/15/15	65,000	66,625
		99,025
Physicians Practice Management — 0.0%
US Oncology Holdings, Inc. Senior Notes 6.64% due 03/15/12(8)(14)	88,000	81,840
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	20,000	20,776
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	15,000	16,232
Crosstex Energy LP / Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/18	45,000	44,944
DCP Midstream LLC Senior Notes 5.35% due 03/15/20*(2)	20,000	20,449
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19	105,000	72,581
El Paso Corp. Senior Notes 7.00% due 06/15/17	85,000	84,521
El Paso Corp. Senior Notes 7.75% due 01/15/32	35,000	34,588
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	30,000	35,100
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	10,000	10,214
National Fuel Gas Co. Senior Notes 5.25% due 03/01/13	10,000	10,571

Spectra Energy Capital LLC Company Guar. Notes 5.65% due 03/01/20	5,000	5,254
Spectra Energy Capital LLC Company Guar. Notes 5.90% due 09/15/13	35,000	38,109
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/15/18	10,000	11,083
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	15,000	18,041
The Williams Cos., Inc. Senior Bonds 7.75% due 06/15/31	22,000	23,636
The Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	15,000	17,191
Williams Partners LP Senior Bonds 5.25% due 03/15/20*(2)	20,000	20,451
		483,741
Printing-Commercial — 0.0%
Cenveo Corp. Senior Sec. Notes 8.88% due 02/01/18	30,000	28,800
Cenveo Corp. Company Guar. Notes 10.50% due 08/15/16*	10,000	10,175
		38,975
Private Corrections — 0.1%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	91,000	94,412
Property Trust — 0.1%
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/19*(2)	60,000	66,687
WEA Finance LLC Company Guar. Notes 7.13% due 04/15/18*(2)	20,000	22,567
		89,254
Publishing-Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	50,000	46,500
Publishing-Newspapers — 0.0%
The McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17*	35,000	35,525
Publishing-Periodicals — 0.1%
Nielsen Finance LLC / Nielsen Finance Co. Company Guar. Bonds 10.00% due 08/01/14	15,000	15,337
Nielsen Finance LLC / Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(9)	90,000	85,725
Vertis, Inc. Company Guar. Notes 13.50% due 04/01/14(15)	35,506	14,824
		115,886
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/19	50,000	51,094
Racetracks — 0.0%
Penn National Gaming, Inc. Senior Sub. Notes 8.75% due 08/15/19	20,000	20,550
Yonkers Racing Corp. Senior Sec. Notes 11.38% due 07/15/16*(2)	60,000	64,275
		84,825
Radio — 0.0%
Sirius XM Radio, Inc. Senior Sec. Notes 9.75% due 09/01/15*	5,000	5,313
Real Estate Investment Trusts — 0.2%
Felcor Lodging LP
Senior Sec. Notes
10.00% due 10/01/14	60,000	62,700
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	20,000	20,193
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/17	20,000	19,954
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	25,000	26,852
Nationwide Health Properties, Inc. Senior Notes 6.50% due 07/15/11	10,000	10,416
Simon Property Group LP Senior Notes 5.65% due 02/01/20	53,000	56,082
Simon Property Group LP Senior Notes 6.13% due 05/30/18	20,000	22,075
Simon Property Group LP Senior Notes 6.75% due 05/15/14	18,000	20,231
Tanger Properties LP Senior Notes 6.13% due 06/01/20	15,000	15,790
Ventas Realty LP / Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	60,000	60,725
Vornado Realty LP Senior Notes 4.25% due 04/01/15	35,000	34,794
		349,812
Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	35,000	39,200
Realogy Corp. Company Guar. Notes 10.50% due 04/15/14	115,000	97,462

Realogy Corp. Company Guar. Notes 11.00% due 04/15/14(14)	11,208	9,359
		146,021
Real Estate Operations & Development — 0.0%
Duke Realty LP Senior Notes 6.25% due 05/15/13	5,000	5,329
Duke Realty LP Senior Notes 6.50% due 01/15/18	10,000	10,638
		15,967
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(3)(14)	50,000	374
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. Company Guar. Notes 7.63% due 05/15/14	65,000	62,562
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. Company Guar. Notes 7.75% due 05/15/16	30,000	28,013
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18*	10,000	10,100
RSC Equipment Rental, Inc. / RSC Holdings III LLC Senior Sec. Notes 10.00% due 07/15/17*	20,000	21,500
The Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	50,000	50,625
		172,800
Retail-Apparel/Shoe — 0.0%
Burlington Coat Factory Warehouse Corp. Company Guar. Notes 11.13% due 04/15/14	40,000	41,400
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	15,000	15,112
		56,512
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 10.00% due 11/01/14	35,000	36,137
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	30,000	31,200
		67,337
Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 5.75% due 05/01/20	25,000	25,562
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/18	10,000	9,900
Penske Automotive Group, Inc. Company Guar. Notes 7.75% due 12/15/16	50,000	47,000
		56,900
Retail-Discount — 0.0%
Dollar General Corp. Company Guar. Notes 10.63% due 07/15/15	10,000	10,937
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	20,000	23,413
		34,350
Retail-Drug Store — 0.1%
CVS Caremark Corp. Jr. Sub. Notes 6.30% due 06/01/37(8)	30,000	26,850
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*(2)	79,504	90,527
Rite Aid Corp. Senior Sec. Notes 7.50% due 03/01/17	35,000	30,975
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17	80,000	63,400
		211,752
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.38% due 10/15/20*	20,000	19,450
Retail-Office Supplies — 0.0%
Staples, Inc. Company Guar. Notes 9.75% due 01/15/14	25,000	30,667
Retail-Petroleum Products — 0.1%
Ferrellgas LP / Ferrellgas Finance Corp. Senior Notes 6.75% due 05/01/14	90,000	88,200
Inergy LP/ Inergy Finance Corp. Company Guar. Notes 6.88% due 12/15/14	90,000	88,650
		176,850
Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.63% due 04/01/11	15,000	15,319
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	30,000	30,075
The Bon-Ton Stores, Inc. Company Guar. Notes 10.25% due 03/15/14	50,000	49,125
The Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15(14)	105,000	105,262
		199,781
Retail-Restaurants — 0.1%
Games Merger Corp. Senior Notes 11.00% due 06/01/18*(2)	50,000	50,375

McDonald’s Corp. Senior Notes 5.70% due 02/01/39	18,000	20,291
McDonald’s Corp. Senior Notes 6.30% due 10/15/37	22,000	26,681
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	70,000	72,800
		170,147
Retail-Toy Stores — 0.1%
Toys “R” Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/17*	100,000	109,750
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	60,000	65,250
Special Purpose Entities — 0.2%
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39	60,000	63,300
Deutsche Bank Capital Funding Trust VII Jr. Sub. Notes 5.63% due 01/19/16*(5)(8)	15,000	11,213
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/33*(2)	20,000	18,291
OneBeacon US Holdings, Inc. Company Guar. Notes 5.88% due 05/15/13	35,000	36,669
Power Receivable Finance LLC Senior Sec. Notes 6.29% due 01/01/12*	71,119	72,523
Universal City Development Partners, Ltd. Senior Notes 8.88% due 11/15/15*	75,000	75,375
		277,371
Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc. Company Guar. Notes 7.38% due 06/01/17	55,000	48,263
Steel-Producers — 0.1%
Ryerson Holding Corp. Senior Disc. Notes zero coupon due 02/01/15*	55,000	24,269
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	70,000	71,575
Steel Dynamics, Inc. Company Guar. Notes 7.38% due 11/01/12	45,000	46,575
Steel Dynamics, Inc. Company Guar. Notes 7.63% due 03/15/20*	15,000	14,925
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	20,000	20,100
		177,444
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	2,000	2,362
Tube City IMS Corp. Company Guar. Notes 9.75% due 02/01/15	35,000	33,862
		36,224
Telecom Services — 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc.
Senior Sec. Notes
12.00% due 12/01/15*	85,000	84,256
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17*	25,000	25,000
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	15,000	14,588
Qwest Corp. Senior Notes
8.88% due 03/15/12	50,000	53,625
SBA Telecommunications, Inc. Company Guar. Notes 8.00% due 08/15/16*	60,000	62,100
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	5,000	5,263
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	62,307
West Corp. Company Guar. Notes 9.50% due 10/15/14	55,000	55,275
		362,414
Telecommunication Equipment — 0.0%
Lucent Technologies, Inc. Senior Notes 6.45% due 03/15/29	25,000	16,500
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 5.50% due 02/01/18	65,000	71,879
AT&T, Inc. Senior Notes 6.30% due 01/15/38	50,000	54,259
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	15,000	14,063
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/18	40,000	36,300
Frontier Communications Corp. Senior Notes 7.88% due 04/15/15*(2)	5,000	5,038
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17*	40,000	40,150
Frontier Communications Corp. Notes 8.50% due 04/15/20*	75,000	75,187
Level 3 Financing, Inc. Company Guar. Notes 8.75% due 02/15/17	25,000	21,625

Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	85,000	77,137
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	60,000	60,150
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	155,000	128,650
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/17	80,000	80,000
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	15,000	19,500
Verizon New England, Inc. Senior Notes 4.75% due 10/01/13	20,000	21,282
Verizon New Jersey, Inc. Senior Debentures 8.00% due 06/01/22	25,000	30,397
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	25,000	26,382
Windstream Corp. Company Guar. Notes 8.13% due 08/01/13	5,000	5,169
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	95,000	95,712
		862,880
Television — 0.1%
Belo Corp. Senior Notes 8.00% due 11/15/16	10,000	10,275
CBS Corp. Company Guar. Notes 5.63% due 08/15/12	8,000	8,476
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	30,000	34,734
Gray Television, Inc. Senior Sec. Notes 10.50% due 06/29/15*	40,000	38,800
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(14)	98,232	81,778
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(3)	30,000	18
		174,081
Theaters — 0.0%
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/19	20,000	20,100
Marquee Holdings, Inc. Senior Disc. Notes 9.51% due 08/15/14(9)	70,000	57,575
		77,675
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 8.50% due 11/10/13	20,000	23,347
Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.75% due 10/01/12	10,000	10,527
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.70% due 10/01/19	10,000	10,591
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 03/15/18	15,000	16,847
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/40	15,000	15,865
Burlington Northern Santa Fe LLC Senior Notes 7.00% due 02/01/14	10,000	11,654
RailAmerica, Inc. Senior Sec. Notes 9.25% due 07/01/17	44,000	46,090
Union Pacific Corp. Senior Notes 5.70% due 08/15/18	10,000	11,202
Union Pacific Corp. Senior Notes 6.13% due 02/15/20	15,000	17,340
		129,589
Travel Services — 0.1%
Sabre Holdings Corp. Senior Notes 8.35% due 03/15/16	45,000	42,975
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	35,000	35,175
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	10,000	10,100
		88,250
Wireless Equipment — 0.1%
American Tower Corp. Senior Notes 7.00% due 10/15/17	25,000	27,875
American Tower Corp. Senior Notes 7.25% due 05/15/19	51,000	58,140
Crown Castle International Corp. Senior Notes 7.13% due 11/01/19	35,000	34,212
		120,227
Total U.S. CORPORATE BONDS & NOTES (cost $21,657,118)		21,819,759
FOREIGN CORPORATE BONDS & NOTES — 1.4%
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/21*(2)	80,000	100,187
Commonwealth Bank of Australia Senior Notes 3.75% due 10/15/14*(2)	5,000	5,159
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	100,000	103,505

Westpac Banking Corp. Senior Notes 4.88% due 11/19/19	50,000	51,638
		260,489
Banks-Special Purpose — 0.3%
International Bank for Reconstruction & Development Senior Notes 5.50% due 11/25/13	150,000	168,872
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.50% due 03/10/14	160,000	168,944
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 4.00% due 01/27/20	170,000	176,810
		514,626
Brewery — 0.0%
SABMiller PLC Notes 6.50% due 07/15/18*	30,000	34,903
Cellular Telecom — 0.0%
Rogers Communications, Inc. Sec. Notes 6.38% due 03/01/14	30,000	34,061
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	25,000	29,553
		63,614
Commercial Services-Finance — 0.0%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/16*	30,000	30,450
Containers-Paper/Plastic — 0.0%
Clondalkin Acquisition BV Senior Sec. Notes 2.54% due 12/15/13*(2)(8)	75,000	64,875
Diversified Minerals — 0.1%
FMG Finance Property, Ltd. Senior Sec. Notes 10.63% due 09/01/16*	80,000	88,000
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/19	25,000	32,806
Teck Resources, Ltd. Senior Sec. Notes 9.75% due 05/15/14	33,000	39,000
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	59,000	69,620
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	36,000	44,111
		273,537
Electric Products-Misc. — 0.1%
Legrand France SA Debentures 8.50% due 02/15/25	96,000	116,339
Electric-Integrated — 0.1%
Electricite de France Notes 6.95% due 01/26/39*(2)	35,000	42,185
TransAlta Corp. Senior Notes 4.75% due 01/15/15	20,000	21,059
TransAlta Corp. Notes 5.75% due 12/15/13	10,000	10,897
TransAlta Corp. Senior Notes 6.50% due 03/15/40	20,000	20,630
		94,771
Electronic Components-Misc. — 0.0%
NXP BV / NXP Funding LLC Sec. Notes 7.88% due 10/15/14	80,000	73,400
Finance-Investment Banker/Broker — 0.0%
Credit Suisse Guernsey, Ltd. Jr. Sub. 5.86% due 05/15/17(5)(8)	30,000	26,475
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	15,000	16,080
Marine Services — 0.0%
Trico Shipping AS Senior Sec. Notes 13.88% due 11/01/14*	25,000	24,000
Metal-Aluminum — 0.1%
Novelis, Inc.
Company Guar. Notes
7.25% due 02/15/15	70,000	67,550
Novelis, Inc. Company Guar. Notes 11.50% due 02/15/15	35,000	36,575
		104,125
Oil Companies-Exploration & Production — 0.2%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	75,000	60,000
Connacher Oil and Gas, Ltd. Sec. Notes 10.25% due 12/15/15*	95,000	93,813
EnCana Corp. Senior Notes 6.50% due 05/15/19	10,000	11,492
Nexen, Inc. Senior Notes 7.50% due 07/30/39	20,000	23,439
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	75,000	65,250
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	35,000	30,450
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 11/10/14*(2)	20,000	20,398
		304,842
Oil Companies-Integrated — 0.0%
Total Capital SA Company Guar. Notes 4.45% due 06/24/20	30,000	30,622
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 5.50% due 02/15/16	10,000	10,662
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	15,000	13,593
Weatherford International, Ltd. Company Guar. Notes 9.63% due 03/01/19	35,000	42,147
		66,402
Pipelines — 0.0%
TransCanada Pipelines, Ltd. Jr. Sub. Notes 6.35% due 05/15/67(8)	10,000	8,913
Satellite Telecom — 0.2%
Intelsat Bermuda Ltd. Company Guar. Notes 11.25% due 02/04/17(16)	175,000	177,188
Intelsat Intermediate Holding Co., Ltd. Company Guar. Notes 9.25% due 02/01/15(16)	10,000	9,950

Intelsat Jackson Holdings, Ltd. Senior Notes 11.25% due 06/15/16	105,000		111,825
			298,963
Special Purpose Entity — 0.0%
Bosphorus Financial Services, Ltd. Senior Sec. Notes 2.24% due 02/15/12*(2)(8)	43,750		42,823
Specified Purpose Acquisitions — 0.1%
Smurfit Kappa Funding PLC Senior Sub. Notes 7.75% due 04/01/15	75,000		74,063
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 9.85% due 06/01/19	25,000		31,227
Telecom Services — 0.1%
Angel Lux Common SA Sec. Notes 8.88% due 05/01/16*(2)	75,000		77,063
Virgin Media Secured Finance PLC Senior Sec. Notes 7.00% due 01/15/18*(2)	GBP	55,000	80,121
Wind Acquisition Finance SA Senior Notes 11.75% due 07/15/17*	100,000		102,500
			259,684
Telephone-Integrated — 0.0%
France Telecom SA Notes 8.75% due 03/01/31	25,000		34,403
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	25,000		27,192
			61,595
Total Foreign Corporate Bonds & Notes (cost $2,795,730)			2,876,818
LOANS(17)(18) — 0.0%
Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC 4.03% due 10/10/14 (cost $79,660)	95,000		70,463
MUNICIPAL BONDS & NOTES — 0.1%
Municipal Bonds — 0.1%
Michigan Tobacco Settlement Finance Authority Revenue Bonds Series A 7.31% due 06/01/34	20,000		15,312
North Texas Tollway Authority Revenue Bonds 6.72% due 01/01/49	25,000		27,030
State of California General Obligations Bonds 7.50% due 04/01/34	30,000		32,016
State of Illinois General Obligation Bonds 4.07% due 01/01/14	35,000		34,487
State of Illinois General Obligation Bonds 4.42% due 01/01/15	10,000		9,934
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds Series A 7.47% due 06/01/47	30,000		22,315
Total Municipal Bonds & Notes (cost $150,216)			141,094
U.S. GOVERNMENT AGENCIES — 2.5%
Federal Home Loan Mtg. Corp. — 0.4%
5.50% due 04/01/20	150,045		162,693
5.50% due 06/01/35	42,487		45,829
7.50% due 10/01/29	20,309		23,103
Federal Home Loan Mtg. Corp., REMIC
Series 3003, Class XF
0.00% due 07/15/35(8)(11)	33,962		32,531
Series 3309, Class SG
5.72% due 04/15/37(11)(12)(19)	55,028		6,114
Series 3284, Class CI
5.77% due 03/15/37(11)(12)(19)	111,831		12,028
Series 3502, Class DS
5.80% due 01/15/39(11)(12)(19)	81,858		9,344
Series 3265, Class SC
6.06% due 01/15/37(11)(12)(19)(21)	61,786		7,884
Series 3281, Class A1
6.08% due 02/15/37(11)(12)(19)	62,469		7,420
Series 3171, Class ST
6.14% due 06/15/36(11)(12)(19)	77,162		10,483
Series 3485, Class SI
6.20% due 07/15/36(11)(12)(19)(21)	127,290		19,888
Series 3114, Class GI
6.25% due 02/15/36(11)(12)(19)	59,685		10,811
Series 2990, Class LI
6.28% due 10/15/34(11)(12)(19)	84,464		14,135
Series 3147, Class SD
6.30% due 04/15/36(11)(12)(19)	72,867		9,946
Series 3240, Class SM
6.30% due 11/15/36(11)(12)(19)	91,415		11,837
Series 3249, Class SM
6.30% due 12/15/36(11)(12)(19)	56,973		6,776
Series 3031, Class BI
6.34% due 08/15/35(11)(12)(19)	58,433		10,481
Series 2950, Class SM
6.35% due 03/15/35(11)(12)(19)	80,881		9,462
Series 3123, Class L1
6.35% due 03/15/36(11)(12)(19)	67,626		9,204
Series 3287, Class SE
6.35% due 03/15/37(11)(12)(19)(21)	75,882		10,956
Series 2828, Class TI
6.70% due 10/15/30(11)(12)(19)	42,167		4,853
Series 3156, Class PS
6.90% due 05/15/36(11)(12)(19)(21)	104,667		18,249
Series 2990, Class LB
16.05% due 06/15/34(11)(19)	59,968		75,543
Series 3065, Class DC
18.81% due 03/15/35(11)(19)	66,546		89,601
Series 2976, Class KL
23.10% due 05/15/35(11)(19)(21)	61,161		89,778
Federal Home Loan Mtg. Corp., Structured Pass-Through
Series T-56, Class 1IO

0.00% due 05/25/43(7)(11)(12)	185,858	1,205
Series T-56, Class 2IO
0.00% due 05/25/43(7)(11)(12)	171,524	13
Series T-56, Class 3IO
0.00% due 05/25/43(7)(11)(12)	138,981	873
Series T-51, Class 1AIO
0.17% due 09/25/43(7)(11)(12)	92,004	675
Series T-56, Class AIO
0.40% due 05/25/43(7)(11)(12)	293,416	5,262
Series T-56, Class 2ASI
7.75% due 05/25/43(11)(12)(19)	11,161	2,309
		719,286
Federal National Mtg. Assoc. — 2.0%
Series 2003-W6, Class 2IO3
0.35% due 09/25/42(7)(11)(12)	216,115	2,355
Series 2003-W6, Class 3IO
0.37% due 09/25/42(7)(11)(12)	205,282	2,295
Series 2003-W6, Class 5IO1
0.66% due 09/25/42(7)(11)(12)	147,073	2,958
4.00% due 05/01/19	388,024	410,086
4.00% due 09/01/20	96,226	101,576
4.50% due 04/01/18	21,403	22,860
4.50% due 03/01/20	37,695	40,155
4.50% due 04/01/20	59,479	63,361
4.50% due 09/01/20	62,711	66,803
4.50% due 11/01/20	47,368	50,460
4.50% due July TBA	2,000,000	2,072,812
5.00% due 03/01/21	22,558	24,227
5.50% due 03/01/18	20,666	22,398
6.00% due 06/01/36	25,556	27,814
6.50% due 01/01/36	6,797	7,486
6.50% due 06/01/36	162,067	178,512
6.50% due 07/01/36	47,642	52,328
6.50% due 09/01/36	192,912	211,884
6.50% due 11/01/36	71,813	78,875
7.00% due 06/01/33	28,290	32,044
7.00% due 04/01/35	31,746	35,896
7.50% due 04/01/24	26,985	30,459
Series 2003-W6, Class PT1
9.91% due 09/25/42(11)	17,273	20,912
Federal National Mtg. Assoc., Grantor Trust
Series 2002-T1, Class IO
0.42% due 11/25/31(7)(11)(12)	229,507	3,170
Series 2002-T4, Class IO
0.44% due 12/25/41(7)(11)(12)	1,143,942	10,163
Federal National Mtg. Assoc., REMIC
Series 2005-65, Class ER
0.00% due 08/25/35(8)(11)	9,875	9,767
Series 2001-50, Class BI
0.43% due 10/25/41(11)(12)	358,456	5,009
Series 2005-58, Class IK
5.65% due 07/25/35(11)(12)(19)(21)	121,966	19,961
Series 2007-89, Class SA
6.08% due 09/25/37(11)(12)(19)	57,809	7,064
Series 2007-30, Class LI
6.09% due 04/25/37(11)(12)(19)	121,865	14,671
Series 2005-122, Class SW
6.25% due 11/25/35(11)(12)(19)	69,937	9,938
Series 2006-8, Class JH
6.25% due 03/25/36(11)(12)(19)	53,577	7,723
Series 2006-8, Class PS
6.25% due 03/25/36(11)(12)(19)	154,815	25,212
Series 2006-111, Class SA
6.27% due 11/25/36(11)(12)(19)	64,759	6,395
Series 2005-17, Class SA
6.35% due 03/25/35(11)(12)(19)	85,264	12,285
Series 2005-17, Class SE
6.35% due 03/25/35(11)(12)(19)	95,879	13,882
Series 2005-23, Class SG
6.35% due 04/25/35(11)(12)(19)	98,543	14,245
Series 2005-84, Class SG
6.35% due 10/25/35(11)(12)(19)	130,857	17,249
Series 2005-95, Class CI
6.35% due 11/25/35(11)(12)(19)	85,117	13,644
Series 2006-36, Class SP
6.35% due 05/25/36(11)(12)(19)	52,802	6,812
Series 2005-17, Class ES
6.40% due 03/25/35(11)(12)(19)	61,762	8,151
Series 2004-24, Class CS
6.80% due 01/25/34(11)(12)(19)	82,757	12,680
Series 2005-45, Class DC
23.04% due 06/25/35(11)(19)(21)	53,606	80,247
Series 2005-74, Class DM
23.11% due 07/25/35(11)(19)	54,818	78,872
Series 2005-99, Class SA
23.29% due 11/25/35(11)(19)	52,690	73,766
Series 2006-8, Class HP
23.29% due 03/25/36(11)(19)	60,782	88,901
		4,098,363
Government National Mtg. Assoc. — 0.1%
6.50% due 08/20/37	133,659	146,933
6.50% due 09/20/37	32,741	35,993
Government National Mtg. Assoc., REMIC
Series 2007-35, Class UF
0.00% due 06/16/37(8)(11)	2,275	2,264
Series 2009-106, Class SD
5.90% due 03/20/36(11)(12)(19)	179,044	19,042
Series 2006-16, Class SX
5.94% due 03/20/36(11)(12)(19)	53,519	5,756
Series 2009-35, Class SP
6.05% due 05/16/37(11)(12)(19)	161,335	17,656
Series 2006-26, Class S
6.15% due 06/20/36(11)(12)(19)	168,675	17,946
Series 2007-53, Class SY
6.39% due 09/20/37(11)(12)(19)	66,122	6,540
Series 2007-47, Class SA
6.75% due 08/16/36(11)(12)(19)	100,328	11,939
		264,069
Total U.S. Government Agencies (cost $4,476,902)		5,081,718
EXCHANGE-TRADED FUNDS — 2.7%
iPath MSCI India Index ETN†	1,778	113,792
iShares MSCI EAFE Index Fund	5,850	272,084
iShares MSCI Emerging Markets Index Fund	3,400	126,888
iShares Russell 2000 Growth Index Fund	986	65,648
iShares Russell 2000 Value Index Fund	580	33,083
SPDR S&P 500 ETF Trust	41,734	4,307,783
SPDR S&P MidCap 400 ETF Trust	4,100	529,556
(cost $5,868,342)		5,448,834

EQUITY CERTIFICATES — 0.2%
Agricultural Chemicals — 0.0%
UBS AG - United Phosphorus, Ltd.*(2)(21)	5,806	23,008
Applications Software — 0.0%
UBS AG - HCL Technologies, Ltd.*(2)(21)	9,967	78,146
Banks-Commercial — 0.2%
UBS AG - Bank of Baroda*(2)(21)	8,634	130,472
UBS AG - ICICI Bank, Ltd.*(2)(21)	5,460	101,300
		231,772
Mining — 0.0%
UBS AG - Sterlite Industries India, Ltd.*(2)(21)	12,324	45,082
Rubber Tires — 0.0%
UBS AG - Apollo Tyres, Ltd.*(2)(21)	8,658	12,098
Water — 0.0%
UBS AG - Era Infra Engineering, Ltd.*(2)(21)	2,533	11,350
Total Equity Certificates (cost $374,356)		401,456
WARRANTS† — 0.0%
Energy-Alternate Sources — 0.0%
Aventine Renewable Energy Holdings Expires 03/15/15 (Strike price $0.06)(22)	61	0
Finance-Investment Banker/Broker — 0.0%
Vertis Holding, Inc. Expires 10/15/18 (Strike price $0.01)(2)(22)	88	0
Total Warrants (cost $0)		0
RIGHTS† — 0.0%
Power Converter/Supply Equipment — 0.0%
Solon SE Expires 07/01/10 (cost $0)	307	5
Total Long-Term Investment Securities (cost $172,831,118)		165,542,903

SHORT-TERM INVESTMENT SECURITIES — 19.2%
U.S. Government Treasuries — 19.2%
United States Treasury Bills
0.02% due 07/08/10	$5,000,000	4,999,976
0.04% due 07/15/10	4,000,000	3,999,931
0.04% due 07/22/10	4,000,000	3,999,896
0.05% due 07/15/10	4,000,000	3,999,923
0.05% due 07/22/10	2,500,000	2,499,921
0.05% due 08/05/10(20)	4,000,000	3,999,807
0.07% due 08/05/10(20)	5,000,000	4,999,638
0.08% due 08/05/10(20)	5,000,000	4,999,614
0.20% due 08/26/10(20)	1,741,000	1,740,471
0.26% due 12/16/10(20)	1,721,000	1,719,353
0.33% due 11/18/10(20)	2,330,000	2,328,350
Total Short-Term Investment Securities (cost $39,285,062)		39,286,880
REPURCHASE AGREEMENTS — 1.4%
Agreement with Bank of America Securities LLC, bearing interest at 0.01% dated 06/30/10 to be repurchased 07/01/10 in the amount of $2,856,001 and collateralized by $2,843,000 of United States Treasury Notes, bearing interest at 1.75%, due 04/15/13 and having an approximate value of $2,915,497 (cost $2,856,000)	2,856,000	2,856,000
TOTAL INVESTMENTS (cost $214,972,180)(10)	101.6%	207,685,783
Liabilities in excess of other assets	(1.6)	(3,086,905)
NET ASSETS	100.0%	$204,598,878

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2010, the aggregate value of these securities was $8,217,949 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)

Security was valued using fair value procedures at June 30, 2010. The aggregate value of these securities was $41,286,126 representing 20.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Illiquid security. At June 30, 2010, the aggregate value of these securities was $4,319,865 representing 2.1% of net assets.
(3)	Bond in default
(4)	Company has filed for Chapter 11 bankruptcy protection.
(5)	Perpetual maturity - maturity date reflects the next call date.
(6)	Commercial Mortgage Backed Security
(7)	Variable Rate Security - the rate reflected is as of June 30, 2010, maturity date reflects the stated maturity date.
(8)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2010.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	See Note 4 for cost of investments on a tax basis.
(11)	Collateralized Mortgage Obligation
(12)	Interest Only

(13)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2010, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

		Shares/
	Acquisition	Principal	Acquisition		Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

South Australia Coal Corp.
Common Stock	03/28/2008	502	$32	$42	$0.08	0.00%
Dana Corp.
Company Guar. Notes
5.85% due 01/15/15	04/26/2007	45,000	0	0	0.00	0.00%
Jazz Technologies, Inc.
Company Guar. Notes
8.00% due 12/31/11	01/27/2010	20,000	18,148	19,300	96.50	0.00%
Marriott Vacation Club Owner Trust
Series 2002-1A, Class A1
1.05% due 12/20/24	11/13/2002	4,697	4,697	4,529	96.42	0.00%
				$23,871		0.00%

(14)	Income may be received in cash or additional shares at the discretion of the issuer.
(15)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(16)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2010.
(17)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(18)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(19)	Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2010.
(20)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(21)	Fair valued security. Securities are classified as Level 2 for disclosures based on the securities valuation inputs; see Note 1.
(22)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 1.
(23)	Denominated in United States dollars unless otherwise indicated.
(24)	Consists of more than one type of security traded together as a unit.
ADR	—	American Depository Receipt
CVA	—	Certification Van Aandelen (Dutch Cert.)
GDR	—	Global Depository Receipt
NVDR	—	Non-Voting Depository Receipt
REMIC	—	Real Estate Mortgage Investment Conduit
SDR	—	Swedish Depository Receipt
TBA	—	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2010	Unrealized Appreciation (Depreciation)
28	Long	90 Day Euro Dollar	September 2010	$6,867,280	$6,954,150	$86,870
10	Long	Amsterdam Index	July 2010	818,860	776,153	(42,707)
16	Short	CAC40 10 Euro Index	July 2010	715,532	675,265	40,267
5	Short	DAX Index	September 2010	945,040	913,712	31,328
13	Long	E-Mini MSCI EAFE Index	September 2010	848,926	854,880	5,954
140	Long	Euro STOXX 50	September 2010	4,635,156	4,408,254	(226,902)
178	Short	Euro STOXX 50	September 2010	5,891,240	5,604,781	286,459
72	Short	FTSE 100 Index	September 2010	5,593,819	5,260,222	333,597
10	Long	FTSE/MIB Index	September 2010	1,246,719	1,186,055	(60,664)
5	Short	Hang Seng Index	July 2010	664,648	644,603	20,045
5	Long	IBEX 35 Index	July 2010	587,571	564,213	(23,358)
11	Short	MSCI Singapore Index	July 2010	532,655	529,708	2,947
40	Short	NASDAQ 100 E-Mini Index	September 2010	1,424,440	1,390,400	34,040
81	Short	OMXS 30 Index	July 2010	1,080,890	1,050,967	29,923
21	Short	Russell 2000 Mini Index	September 2010	1,292,928	1,276,380	16,548
613	Long	S&P 500 E-Mini Index	September 2010	32,240,684	31,465,290	(775,394)
23	Short	S&P 500 E-Mini Index	September 2010	1,208,834	1,180,590	28,244
109	Long	S&P Mid 400 E-Mini Index	September 2010	7,914,186	7,739,000	(175,186)
4	Short	S&P/TSX 60 Index	September 2010	503,740	496,994	6,746
31	Short	SPI 200 Index	September 2010	2,950,615	2,794,216	156,399
48	Short	TOPIX Index	September 2010	4,660,846	4,550,881	109,965
78	Short	U.S. Treasury 2 YR Notes	September 2010	17,001,856	17,068,594	(66,738)
51	Short	U.S. Treasury 5 YR Notes	September 2010	5,966,087	6,035,930	(69,843)
4	Short	U.S. Treasury 10 YR Notes	September 2010	483,277	490,188	(6,911)
93	Long	U.S. Treasury 10 YR Notes	September 2010	11,198,164	11,396,859	198,695
19	Long	U.S. Treasury Long Bonds	September 2010	2,367,248	2,422,500	55,252
						$(4,424)

Total Return Swap Contracts(2)(21)

	Notional
	Amount	Termination	Fixed Payments Received	Total Return Received or	Gross Unrealized
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	Paid by Portfolio	Appreciation

UBS Securities LLC	$958	1/21/2011	3 Month USD LIBOR-BBA minus 15 bps	S&P 500 Utilities Total Return Index	$53,059

	Notional
	Amount	Termination	Fixed Payments Received	Total Return Received or	Gross Unrealized
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	Paid by Portfolio	(Depreciation)
Credit Suisse	$953	7/15/2010	(3 Month USD LIBOR-BBA plus 100 bps)	Middle East Custom Basket Putnam	$(126,919)

Goldman Sachs International	1,388	11/24/2010	(3 Month USD LIBOR-BBA plus 85 bps)	Goldman Sachs Putnam Middle East Custom Basket	(99,663)

JP Morgan Securities, Inc.	5,640	10/20/2010	(3 Month USD LIBOR-BBA plus 5 bps)	iShares MSCI Emerging Market Index	(721,039)

UBS Securities LLC	1,012	1/21/2011	(3 Month USD LIBOR-BBA plus 20 bps)	S&P 500 Materials Total Return Index	(168,518)
					(1,116,139)
	Net Unrealized Appreciation (Depreciation)				$(1,063,080)

BBA-British Banker’s Association

LIBOR-London Interbank Offered Rate

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.
	CAD	171,400	USD	164,435	7/21/2010	$3,445	$—
	EUR	3,637,700	USD	4,474,008	7/21/2010	25,246	—
	NOK	98,700	USD	15,187	7/21/2010	35	—
	SEK	7,234,200	USD	919,563	7/21/2010	—	(8,207)
	USD	63,063	AUD	76,100	7/21/2010	854	—
	USD	579,742	CAD	604,800	7/21/2010	—	(11,678)
	USD	18,407	CHF	21,200	7/21/2010	1,268	—
	USD	340,559	EUR	276,900	7/21/2010	—	(1,922)
	USD	124,980	GBP	85,300	7/21/2010	2,464	—
	USD	24,552	NOK	159,600	7/21/2010	—	(51)
	USD	67,993	SEK	534,900	7/21/2010	607	—
						33,919	(21,858)
Barclays Bank PLC
	GBP	6,700	USD	9,817	7/21/2010	—	(194)
	JPY	27,778,100	USD	300,512	7/21/2010	—	(13,761)
	USD	4,308	AUD	5,200	7/21/2010	59	—
	USD	44,863	CHF	51,700	7/21/2010	3,117	—
	USD	666,542	EUR	541,900	7/21/2010	—	(3,821)
	USD	61,244	GBP	41,800	7/21/2010	1,208	—
	USD	84,634	JPY	7,740,200	7/21/2010	2,936	—
	USD	9,305	NOK	60,500	7/21/2010	—	(17)
	USD	31,515	SEK	245,300	7/21/2010	—	(56)
						7,320	(17,849)
Citibank N.A.
	AUD	31,000	USD	25,684	7/21/2010	—	(354)
	CAD	747,900	USD	715,721	7/21/2010	13,249	—
	DKK	189,000	USD	30,921	7/21/2010	—	(107)
	EUR	109,500	USD	134,653	7/21/2010	739	—
	GBP	71,000	USD	104,021	7/21/2010	—	(2,058)
	HKD	779,000	USD	99,863	7/21/2010	—	(184)
	SEK	150,000	USD	19,239	7/21/2010	2	—
	SGD	874,800	USD	618,654	7/21/2010	—	(6,559)
	USD	50,765	CHF	58,500	7/21/2010	3,525	—
	USD	99,797	DKK	610,000	7/21/2010	347	—
	USD	22,012	EUR	17,900	7/21/2010	—	(121)
	USD	537,684	GBP	367,000	7/21/2010	10,642	—
	USD	4,134	JPY	365,600	7/21/2010	3	—
	USD	14,910	SEK	115,200	7/21/2010	—	(136)
	USD	13,083	SGD	18,500	7/21/2010	139	—
						28,646	(9,519)
Credit Suisse AG
	AUD	71,300	USD	59,158	7/21/2010	—	(729)
	CAD	584,600	USD	559,078	7/21/2010	9,987	—
	EUR	193,600	USD	238,047	7/21/2010	1,282	—

	GBP	162,800	USD	238,534	7/21/2010	—	(4,702)
	JPY	22,069,100	USD	238,695	7/21/2010	—	(10,988)
	USD	5,891	AUD	7,100	7/21/2010	73	—
	USD	12,373	CAD	13,000	7/21/2010	—	(162)
	USD	48,901	CHF	56,300	7/21/2010	3,348	—
	USD	839,686	EUR	683,400	7/21/2010	—	(3,914)
	USD	789,008	GBP	538,500	7/21/2010	15,552	—
	USD	5,168	JPY	477,800	7/21/2010	238	—
	USD	169,728	NOK	1,104,900	7/21/2010	—	(112)
						30,480	(20,607)
Deutsche Bank AG
	AUD	94,800	USD	78,565	7/21/2010	—	(1,060)
	CAD	22,900	USD	21,901	7/21/2010	392	—
	EUR	27,800	USD	34,180	7/21/2010	182	—
	SEK	163,500	USD	20,782	7/21/2010	—	(187)
	USD	28,785	AUD	34,600	7/21/2010	276	—
	USD	26,116	CHF	30,100	7/21/2010	1,818	—
	USD	1,164,459	EUR	947,100	7/21/2010	—	(6,194)
						2,668	(7,441)
Goldman Sachs International
	EUR	101,400	USD	124,844	7/21/2010	836	—
	GBP	446,600	USD	653,896	7/21/2010	—	(13,358)
	JPY	193,918,700	USD	2,097,098	7/21/2010	—	(96,832)
	SEK	66,600	USD	8,465	7/21/2010	—	(77)
	USD	16,843	AUD	20,300	7/21/2010	207	—
	USD	576,586	EUR	468,800	7/21/2010	—	(3,263)
	USD	44,374	NOK	288,700	7/21/2010	—	(54)
						1,043	(113,584)
HSBC Bank USA, N.A.
	AUD	853,400	USD	708,168	7/21/2010	—	(8,618)
	CHF	148,300	USD	128,755	7/21/2010	—	(8,874)
	EUR	45,300	USD	55,716	7/21/2010	316	—
	GBP	1,179,400	USD	1,727,556	7/21/2010	—	(34,558)
	HKD	6,544,500	USD	838,952	7/21/2010	—	(1,555)
	USD	111,528	AUD	134,400	7/21/2010	1,357	—
	USD	48,091	EUR	39,100	7/21/2010	—	(273)
	USD	264,978	GBP	180,900	7/21/2010	5,301	—
	USD	763,440	JPY	70,614,400	7/21/2010	35,467	—
	USD	9,690	NOK	63,000	7/21/2010	—	(19)
	USD	666,667	SGD	942,900	7/21/2010	7,217	—
						49,658	(53,897)
JPMorgan Chase Bank, N.A.
	CAD	535,600	USD	512,727	7/21/2010	9,660	—
	CHF	55,500	USD	48,076	7/21/2010	—	(3,430)
	EUR	791,600	USD	973,510	7/21/2010	5,415	—
	HKD	2,756,500	USD	353,361	7/21/2010	—	(655)
	NOK	187,100	USD	28,787	7/21/2010	65	—
	SGD	1,852,600	USD	1,308,579	7/21/2010	—	(15,461)
	USD	124,025	AUD	149,700	7/21/2010	1,711	—
	USD	391,342	CAD	408,800	7/21/2010	—	(7,373)
	USD	4,255	CHF	4,900	7/21/2010	293	—
	USD	182,896	EUR	150,300	7/21/2010	913	—
	USD	1,643,989	GBP	1,122,100	7/21/2010	32,514	—
	USD	527,873	HKD	4,117,300	7/21/2010	911	—
	USD	17,519	JPY	1,620,100	7/21/2010	810	—
	USD	302,505	NOK	1,966,100	7/21/2010	—	(682)
	USD	965,115	SEK	7,585,900	7/21/2010	7,759	—
	USD	38,348	SGD	54,300	7/21/2010	460	—
						60,511	(27,601)

Royal Bank of Scotland PLC
	AUD	58,800	USD	48,810	7/21/2010	—	(577)
	CAD	49,100	USD	47,989	7/21/2010	1,872	—
	CHF	11,900	USD	10,328	7/21/2010	—	(716)
	EUR	16,400	USD	20,162	7/21/2010	106	—
	GBP	54,200	USD	79,400	7/21/2010	—	(1,579)
	USD	5,064	AUD	6,100	7/21/2010	60	—
	USD	8,444	CAD	8,800	7/21/2010	—	(179)
	USD	32,492	CHF	36,100	7/21/2010	1,010	—
	USD	177,606	EUR	144,500	7/21/2010	—	(889)
	USD	151,131	GBP	102,400	7/21/2010	1,862	—
	USD	262,986	JPY	23,957,200	7/21/2010	8,058	—
						12,968	(3,940)
State Street Bank & Trust Co.
	CAD	102,000	USD	97,573	7/21/2010	1,769	—
	EUR	38,300	USD	46,885	7/21/2010	45	—
	NOK	15,900	USD	2,446	7/21/2010	6	—
	USD	666,765	EUR	542,200	7/21/2010	—	(3,676)
	USD	11,316	ILS	43,900	7/21/2010	—	(24)
	USD	18,177	SEK	143,100	7/21/2010	176	—
						1,996	(3,700)
UBS AG
	CHF	20,300	USD	17,614	7/21/2010	—	(1,225)
	EUR	77,500	USD	94,999	7/21/2010	219	—
	GBP	1,102,100	USD	1,614,599	7/21/2010	—	(32,024)
	NOK	6,109,900	USD	939,276	7/21/2010	1,326	—
	USD	41,681	AUD	50,300	7/21/2010	567	—
	USD	241,433	CAD	252,700	7/21/2010	—	(4,082)
	USD	123,387	CHF	142,200	7/21/2010	8,580	—
	USD	2,410,322	EUR	1,960,000	7/21/2010	—	(13,321)
	USD	126,435	GBP	86,300	7/21/2010	2,504	—
	USD	12,856	JPY	1,188,700	7/21/2010	592	—
	USD	7,521	NOK	48,900	7/21/2010	—	(14)
						13,788	(50,666)
Westpac Banking Corp.
	EUR	3,106,000	USD	3,819,448	7/21/2010	20,935	—
	GBP	19,200	USD	28,129	7/21/2010	—	(557)
	JPY	111,510,400	USD	1,206,196	7/21/2010	—	(55,395)
	USD	26,513	AUD	32,000	7/21/2010	365	—
	USD	57,829	CAD	60,400	7/21/2010	—	(1,098)
	USD	834,032	EUR	696,700	7/21/2010	18,004	—
	USD	697,422	JPY	63,806,300	7/21/2010	24,461	—
						63,765	(57,050)

Net Unrealized Appreciation (Depreciation)						$306,762	$(387,712)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro Dollar
GBP — Pound Sterling
HKD — Hong Kong Dollar
ILS — Israeli New Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$81,009,636	$41,099,518	#	$321,569	$122,430,723
Convertible Preferred Stock	—	38		—	38
Preferred Stock	868,319	239,982	#	—	1,108,301
Asset Backed Securities	—	5,966,894		1	5,966,895
Convertible Bonds & Notes	—	196,799		—	196,799
U.S. Corporate Bonds & Notes	—	21,781,590		38,169	21,819,759
Foreign Corporate Bonds & Notes	—	2,876,818		—	2,876,818
Loans	—	70,463		—	70,463
Municipal Bonds & Notes	—	141,094		—	141,094
U.S. Government Agencies	—	5,081,718		—	5,081,718
Exchange Traded Funds	5,448,834	—		—	5,448,834
Equity Certificates	—	401,456		—	401,456
Warrants	—	—		0	0
Rights	5	—		—	5
Short-Term Investment Securities:
U.S. Government Treasuries	—	39,286,880		—	39,286,880
Repurchase Agreements	—	2,856,000		—	2,856,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	1,443,279	—		—	1,443,279
Open Futures Contracts - Depreciation	(1,447,703)	—		—	(1,447,703)
Total Return Swaps - Appreciation	—	53,059		—	53,059
Total Return Swaps - Depreciation	—	(1,116,139)		—	(1,116,139)
Open Forward Foreign Currency Contracts - Appreciation	—	306,762		—	306,762
Open Forward Foreign Currency Contracts - Depreciation	—	(387,712)		—	(387,712)
Total	$87,322,370	$118,855,219		$359,739	$206,537,328

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $41,286,126 representing 20.2% of net ssets. See Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Asset Backed Securities	U.S. Corporate Bonds & Notes	Warrants

Balance as of 3/31/2010	$2,431	$1	$38,285	$0
Accrued discounts/premiums	—	—	—	—
Realized gain(loss)	(30,556)	(2,979)	—	—
Change in unrealized appreciation(depreciation)(1)	(72,996)	2,979	(116)	—
Net purchases(sales)	352,951	—	—	0
Transfers in and/or out of Level 3(2)	69,739	—	—	—
Balance as of 6/30/2010	$321,569	$1	$38,169	$0

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at June 30, 2010 includes:

Common Stock	Asset Backed Securities	U.S. Corporate Bonds & Notes	Warrants
$(102,150)	$—	$(116)	$—

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

STOCK PORTFOLIO

Portfolio of Investments — June 30, 2010

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK — 98.3%
Apparel Manufacturers — 1.0%
Coach, Inc.	41,800	$1,527,790
Applications Software — 0.3%
Salesforce.com, Inc.†	5,600	480,592
Athletic Footwear — 0.9%
NIKE, Inc., Class B	22,600	1,526,630
Auto-Heavy Duty Trucks — 0.7%
PACCAR, Inc.	28,400	1,132,308
Banks-Fiduciary — 0.9%
Northern Trust Corp.	31,300	1,461,710
Banks-Super Regional — 2.4%
PNC Financial Services Group, Inc.	13,600	768,400
US Bancorp	71,200	1,591,320
Wells Fargo & Co.	60,200	1,541,120
		3,900,840
Beverages-Non-alcoholic — 0.8%
PepsiCo, Inc.	21,000	1,279,950
Casino Hotels — 0.4%
MGM Resorts International†	62,500	602,500
Cellular Telecom — 0.4%
Leap Wireless International, Inc.†	16,700	216,766
MetroPCS Communications, Inc.†	44,100	361,179
		577,945
Commercial Services-Finance — 5.3%
Automatic Data Processing, Inc.	20,900	841,434
Mastercard, Inc., Class A	11,400	2,274,642
The Western Union Co.	50,900	758,919
Visa, Inc., Class A	65,700	4,648,275
		8,523,270
Computer Aided Design — 0.2%
Autodesk, Inc.†	11,700	285,012
Computer Services — 1.1%
Accenture PLC, Class A	44,300	1,712,195
Computers — 8.8%
Apple, Inc.†	48,100	12,098,593
Hewlett-Packard Co.	23,200	1,004,096
International Business Machines Corp.	8,200	1,012,536
		14,115,225
Computers-Memory Devices — 0.5%
SanDisk Corp.†	18,000	757,260
Cosmetics & Toiletries — 0.9%
The Procter & Gamble Co.	23,492	1,409,050
Cruise Lines — 0.5%
Carnival PLC(1)	25,200	807,715
Distribution/Wholesale — 0.9%
Fastenal Co.	29,900	1,500,681
Diversified Banking Institutions — 2.3%
JPMorgan Chase & Co.	85,600	3,133,816
Morgan Stanley	25,600	594,176
		3,727,992
Diversified Manufacturing Operations — 4.2%
3M Co.	20,900	1,650,891
Danaher Corp.	135,400	5,026,048
		6,676,939
Diversified Minerals — 0.9%
BHP Billiton, Ltd.(1)	48,600	1,511,453
E-Commerce/Products — 3.3%
Amazon.com, Inc.†	48,700	5,320,962
E-Commerce/Services — 1.6%
eBay, Inc.†	55,500	1,088,355
Liberty Media Corp. - Interactive, Class A†(2)	97,600	1,024,800
priceline.com, Inc.†	2,300	406,042
		2,519,197
Electric Products-Misc. — 0.4%
Emerson Electric Co.	13,000	567,970
Electronic Components-Semiconductors — 1.7%
Broadcom Corp., Class A	46,900	1,546,293
NVIDIA Corp.†	61,500	627,915
Samsung Electronics Co., Ltd.(1)	765	480,334
		2,654,542
Engineering/R&D Services — 0.4%
McDermott International, Inc.†	32,700	708,282
Finance-Credit Card — 2.0%
American Express Co.	81,100	3,219,670
Finance-Investment Banker/Broker — 0.6%
The Charles Schwab Corp.	71,000	1,006,780
Finance-Other Services — 1.5%
IntercontinentalExchange, Inc.†	13,900	1,571,117
NYSE Euronext	28,900	798,507
		2,369,624
Gold Mining — 0.3%
Agnico-Eagle Mines, Ltd.	8,000	486,240
Hotels/Motels — 1.8%
Marriott International, Inc., Class A	60,042	1,797,658
Starwood Hotels & Resorts Worldwide, Inc.	25,500	1,056,465
		2,854,123
Industrial Audio & Video Products — 1.1%
Dolby Laboratories, Inc., Class A†	28,600	1,792,934
Industrial Automated/Robotic — 0.4%
Rockwell Automation, Inc.	14,300	701,987
Industrial Gases — 2.1%
Praxair, Inc.	44,600	3,389,154
Insurance-Life/Health — 0.4%
Sun Life Financial, Inc.	22,300	585,701
Internet Application Software — 1.0%
Tencent Holdings, Ltd.(1)	94,800	1,563,290
Internet Content-Information/News — 1.8%
Baidu, Inc. ADR†	42,000	2,859,360
Internet Infrastructure Software — 0.8%
Akamai Technologies, Inc.†	31,600	1,282,012
Internet Security — 0.4%
McAfee, Inc.†	22,000	675,840
Investment Management/Advisor Services — 1.9%
Franklin Resources, Inc.	20,100	1,732,419
Invesco, Ltd.	82,100	1,381,743
		3,114,162

1

Machinery-Construction & Mining — 0.2%
Bucyrus International, Inc.	7,300	346,385
Machinery-Farming — 0.4%
Deere & Co.	12,600	701,568
Medical Instruments — 0.6%
Intuitive Surgical, Inc.†	3,200	1,009,984
Medical Products — 1.2%
Stryker Corp.	25,600	1,281,536
Zimmer Holdings, Inc.†	13,200	713,460
		1,994,996
Medical-Biomedical/Gene — 0.9%
Celgene Corp.†	14,600	741,972
Illumina, Inc.†	17,500	761,775
		1,503,747
Medical-Drugs — 1.0%
Allergan, Inc.	28,800	1,677,888
Medical-Wholesale Drug Distribution — 1.2%
McKesson Corp.	28,300	1,900,628
Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	17,700	1,821,684
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	5,400	319,302
Multimedia — 1.5%
The McGraw-Hill Cos., Inc.	20,200	568,428
The Walt Disney Co.	60,200	1,896,300
		2,464,728
Networking Products — 2.0%
Cisco Systems, Inc.†	89,900	1,915,769
Juniper Networks, Inc.†	60,500	1,380,610
		3,296,379
Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	29,900	888,927
Oil Companies-Exploration & Production — 1.2%
EOG Resources, Inc.	19,200	1,888,704
Oil Companies-Integrated — 1.4%
Murphy Oil Corp.	10,400	515,320
Suncor Energy, Inc.	56,700	1,669,248
		2,184,568
Oil Field Machinery & Equipment — 1.2%
Cameron International Corp.†	31,100	1,011,372
FMC Technologies, Inc.†	18,100	953,146
		1,964,518
Oil-Field Services — 1.5%
Schlumberger, Ltd.	44,100	2,440,494
Pharmacy Services — 4.5%
Express Scripts, Inc.†	79,000	3,714,580
Medco Health Solutions, Inc.†	64,700	3,563,676
		7,278,256
Retail-Auto Parts — 1.4%
AutoZone, Inc.†	7,100	1,371,862
O’Reilly Automotive, Inc.†	17,600	837,056
		2,208,918
Retail-Automobile — 0.5%
CarMax, Inc.†	38,700	770,130
Retail-Building Products — 1.0%
Lowe’s Cos., Inc.	80,700	1,647,894
Retail-Discount — 0.8%
Costco Wholesale Corp.	22,200	1,217,226
Retail-Regional Department Stores — 0.5%
Kohl’s Corp.†	18,200	864,500
Retail-Restaurants — 1.4%
Starbucks Corp.	95,700	2,325,510
Semiconductor Components-Integrated Circuits — 0.5%
Marvell Technology Group, Ltd.†	46,100	726,536
Semiconductor Equipment — 0.4%
ASML Holding NV	22,400	615,328
Telecom Equipment-Fiber Optics — 0.8%
Corning, Inc.	78,000	1,259,700
Transport-Rail — 0.4%
Union Pacific Corp.	8,300	576,933
Transport-Services — 2.2%
Expeditors International of Washington, Inc.	33,900	1,169,889
FedEx Corp.	19,000	1,332,090
United Parcel Service, Inc., Class B	18,700	1,063,843
		3,565,822
Web Portals/ISP — 5.1%
Google, Inc., Class A†	18,400	8,187,080
Wireless Equipment — 5.7%
American Tower Corp., Class A†	68,300	3,039,350
Crown Castle International Corp.†	104,800	3,904,848
QUALCOMM, Inc.	69,900	2,295,516
		9,239,714
Total Common Stock (cost $144,072,495)		158,076,934
PREFERRED STOCK — 0.9%
Oil Companies-Integrated — 0.9%
Petroleo Brasileiro SA ADR (cost $1,820,874)	50,900	1,516,820
Total Long-Term Investment Securities (cost $145,893,369)		159,593,754
SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.9%
T. Rowe Price Reserve Investment Fund (cost $1,413,756)	1,413,756	1,413,756
TOTAL INVESTMENTS (cost $147,307,125)(3)	100.1%	161,007,510
Liabilities in excess of other assets	(0.1)	(143,754)
NET ASSETS	100.0%	$160,863,756

†	Non-income producing security

2

(1)

Security was valued using fair value procedures at June 30, 2010. The aggregate value of these securities was $4,362,792 representing 2.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Security is a tracking stock issued by Liberty Media Corp. to track the performance of the Interactive Group.
(3)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Commercial Services-Finance	$8,523,270	$—		$—	$8,523,270
Computers	14,115,225	—		—	14,115,225
Web Portals/ISP	8,187,080	—		—	8,187,080
Wireless Equipment	9,239,714	—		—	9,239,714
Other Industries*	113,648,853	4,362,792	#	—	118,011,645
Preferred Stock	1,516,820	—		—	1,516,820
Short-Term Investment Securities:
Registered Investment Companies	—	1,413,756		—	1,413,756

Total	$155,230,962	$5,776,548		$—	$161,007,510

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $4,362,792 representing 2.7% of net ssets. See Note 1.

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST

LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2010
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 96.2%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	3,248	$111,406
Aerospace/Defense — 0.3%
General Dynamics Corp.	3,563	208,649
Rockwell Collins, Inc.	2,644	140,476
The Boeing Co.	4,972	311,993
		661,118
Aerospace/Defense-Equipment — 0.9%
Goodrich Corp.	2,102	139,258
United Technologies Corp.	29,931	1,942,821
		2,082,079
Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	1,193	75,696
Monsanto Co.	22,063	1,019,752
Syngenta AG(1)	202	46,645
		1,142,093
Apparel Manufacturers — 0.3%
Coach, Inc.	5,124	187,282
Polo Ralph Lauren Corp.	6,426	468,841
VF Corp.	651	46,338
		702,461
Applications Software — 2.6%
Citrix Systems, Inc.†	3,120	131,758
Compuware Corp.†	1,739	13,877
Intuit, Inc.†	5,276	183,446
Microsoft Corp.	241,188	5,549,736
Red Hat, Inc.†	3,168	91,682
Salesforce.com, Inc.†	3,297	282,949
		6,253,448
Athletic Footwear — 0.7%
NIKE, Inc., Class B	25,485	1,721,512
Audio/Video Products — 0.0%
Harman International Industries, Inc.†	1,168	34,912
Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.†	178,807	1,802,375
Banks-Commercial — 0.5%
Standard Chartered PLC(1)	53,813	1,306,360
Banks-Fiduciary — 0.6%
Northern Trust Corp.	29,839	1,393,481
Beverages-Non-alcoholic — 3.2%
Coca-Cola Enterprises, Inc.	2,732	70,650
Dr Pepper Snapple Group, Inc.	2,105	78,706
PepsiCo, Inc.	78,176	4,764,827
The Coca-Cola Co.	55,228	2,768,027
		7,682,210
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	968	55,399
Brewery — 1.2%
Anheuser-Busch InBev NV(1)	60,265	2,894,768
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class C†	3,772	116,668
Scripps Networks Interactive Inc., Class A	784	31,627
		148,295
Cable/Satellite TV — 0.2%
DIRECTV, Class A†	15,264	517,755
Casino Hotels — 0.0%
Wynn Resorts, Ltd.	1,160	88,473
Casino Services — 0.0%
International Game Technology	2,804	44,023
Cellular Telecom — 0.2%
America Movil SAB de CV, Series L ADR	10,960	520,600
Chemicals-Diversified — 0.5%
E.I. du Pont de Nemours & Co.	8,217	284,226
FMC Corp.	1,221	70,122
Israel Chemicals, Ltd.(1)	64,464	672,256
PPG Industries, Inc.	1,844	111,396
		1,138,000
Chemicals-Specialty — 0.5%
Ecolab, Inc.	24,200	1,086,822
International Flavors & Fragrances, Inc.	1,336	56,673
Sigma-Aldrich Corp.	2,039	101,604
		1,245,099
Coal — 0.2%
Consol Energy, Inc.	3,791	127,984
Massey Energy Co.	1,729	47,288
Peabody Energy Corp.	4,514	176,633
		351,905
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	635	43,936
Commercial Services — 0.6%
Iron Mountain, Inc.	59,601	1,338,638
Commercial Services-Finance — 1.8%
Automatic Data Processing, Inc.	3,717	149,646
Equifax, Inc.	1,063	29,828
Global Payments, Inc.	19,180	700,837
H&R Block, Inc.	1,880	29,497
Mastercard, Inc., Class A	6,496	1,296,147
Moody’s Corp.	1,619	32,250
Paychex, Inc.	3,025	78,559
The Western Union Co.	62,079	925,598
Total System Services, Inc.	1,591	21,638
Visa, Inc., Class A	15,541	1,099,526
		4,363,526
Computer Aided Design — 0.0%
Autodesk, Inc.†	3,854	93,883
Computer Services — 0.4%
Cognizant Technology Solutions Corp., Class A†	17,399	870,994
Computer Sciences Corp.	1,554	70,318
		941,312
Computers — 11.3%
Apple, Inc.†	80,313	20,201,129
Hewlett-Packard Co.	27,054	1,170,897
International Business Machines Corp.	21,538	2,659,512
Research In Motion, Ltd.†	63,116	3,109,094
		27,140,632
Computers-Integrated Systems — 0.0%
Teradata Corp.†	2,803	85,435

1

Computers-Memory Devices — 0.6%
EMC Corp.†	34,525	631,808
NetApp, Inc.†	19,008	709,188
SanDisk Corp.†	2,163	90,997
Western Digital Corp.†	3,849	116,086
		1,548,079
Consumer Products-Misc. — 0.1%
Clorox Co.	1,112	69,122
Kimberly-Clark Corp.	3,963	240,277
		309,399
Containers-Metal/Glass — 0.0%
Ball Corp.	992	52,407
Owens-Illinois, Inc.†	1,441	38,115
		90,522
Containers-Paper/Plastic — 0.0%
Pactiv Corp.†	1,138	31,693
Cosmetics & Toiletries — 2.7%
Avon Products, Inc.	49,395	1,308,968
Colgate-Palmolive Co.	22,622	1,781,709
The Estee Lauder Cos., Inc., Class A	2,010	112,017
The Procter & Gamble Co.	55,338	3,319,173
		6,521,867
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	846	56,784
Fiserv, Inc.†	1,538	70,225
		127,009
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,598	47,796
Patterson Cos., Inc.	925	26,390
		74,186
Dialysis Centers — 0.0%
DaVita, Inc.†	1,745	108,958
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	910	70,552
Distribution/Wholesale — 0.1%
Fastenal Co.	2,204	110,619
WW Grainger, Inc.	1,041	103,527
		214,146
Diversified Banking Institutions — 3.2%
Bank of America Corp.	213,697	3,070,826
JPMorgan Chase & Co.	74,535	2,728,726
Morgan Stanley	28,310	657,075
The Goldman Sachs Group, Inc.	10,022	1,315,588
		7,772,215
Diversified Manufacturing Operations — 0.9%
3M Co.	6,467	510,828
Danaher Corp.	19,813	735,459
Dover Corp.	1,662	69,455
Honeywell International, Inc.	12,868	502,238
Illinois Tool Works, Inc.	4,289	177,050
ITT Corp.	3,082	138,443
		2,133,473
Diversified Minerals — 0.2%
Vale SA ADR	14,344	349,276
Diversified Operations — 0.0%
Leucadia National Corp.†	1,211	23,627
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	5,764	629,775
E-Commerce/Services — 0.2%
eBay, Inc.†	19,097	374,492
Expedia, Inc.	3,483	65,411
priceline.com, Inc.†	797	140,702
		580,605
Electric Products-Misc. — 0.4%
Emerson Electric Co.	5,186	226,576
LG Electronics, Inc.(1)	8,933	682,158
		908,734
Electric-Generation — 0.0%
The AES Corp.†	6,845	63,248
Electric-Integrated — 0.1%
Exelon Corp.	4,216	160,082
Electronic Components-Misc. — 0.6%
Tyco Electronics, Ltd.	60,735	1,541,454
Electronic Components-Semiconductors — 1.7%
Advanced Micro Devices, Inc.†	4,845	35,465
Altera Corp.	5,066	125,688
Broadcom Corp., Class A	38,323	1,263,509
Intel Corp.	41,118	799,745
LSI Corp.†	5,269	24,237
Microchip Technology, Inc.	1,745	48,406
Micron Technology, Inc.†	6,744	57,257
National Semiconductor Corp.	1,799	24,215
NVIDIA Corp.†	9,610	98,118
QLogic Corp.†	1,873	31,129
Texas Instruments, Inc.	13,138	305,853
Xilinx, Inc.	48,670	1,229,404
		4,043,026
Electronic Connectors — 0.8%
Amphenol Corp., Class A	49,285	1,935,915
Electronic Forms — 0.1%
Adobe Systems, Inc.†	8,842	233,694
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	2,923	83,101
FLIR Systems, Inc.†	2,575	74,907
		158,008
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	817	92,999
Engines-Internal Combustion — 0.1%
Cummins, Inc.	2,122	138,206
Enterprise Software/Service — 3.0%
BMC Software, Inc.†	3,049	105,587
CA, Inc.	3,870	71,208
Oracle Corp.	330,702	7,096,865
		7,273,660
Entertainment Software — 0.0%
Electronic Arts, Inc.†	2,037	29,333

2

Filtration/Separation Products — 0.0%
Pall Corp.	903	31,036
Finance-Consumer Loans — 0.4%
SLM Corp.†	86,200	895,618
Finance-Credit Card — 0.3%
American Express Co.	20,176	800,987
Finance-Investment Banker/Broker — 1.1%
The Charles Schwab Corp.	177,082	2,511,023
Finance-Other Services — 1.4%
CME Group, Inc.	10,833	3,050,031
IntercontinentalExchange, Inc.†	1,242	140,383
NYSE Euronext	3,025	83,581
		3,273,995
Food-Confectionery — 0.0%
The Hershey Co.	1,170	56,078
Food-Misc. — 0.6%
Campbell Soup Co.	1,446	51,810
ConAgra Foods, Inc.	3,742	87,264
General Mills, Inc.	5,795	205,839
H.J. Heinz Co.	2,656	114,792
Kellogg Co.	2,527	127,108
Kraft Foods, Inc., Class A	24,750	693,000
McCormick & Co., Inc.	1,046	39,706
		1,319,519
Food-Retail — 0.0%
Whole Foods Market, Inc.†	2,880	103,738
Forestry — 0.0%
Plum Creek Timber Co., Inc.	1,122	38,743
Weyerhaeuser Co.	960	33,792
		72,535
Gold Mining — 0.2%
Newmont Mining Corp.	8,252	509,479
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,421	93,189
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	2,973	89,012
Starwood Hotels & Resorts Worldwide, Inc.	3,183	131,872
Wyndham Worldwide Corp.	3,023	60,883
		281,767
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,038	12,093
Robert Half International, Inc.	1,310	30,850
		42,943
Independent Power Producers — 0.0%
NRG Energy, Inc.†	2,659	56,397
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	982	48,206
Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	1,997	129,426
Airgas, Inc.	827	51,439
Praxair, Inc.	20,309	1,543,281
		1,724,146
Instruments-Scientific — 0.5%
Thermo Fisher Scientific, Inc.†	23,380	1,146,789
Waters Corp.†	1,561	100,997
		1,247,786
Insurance-Life/Health — 0.8%
Aflac, Inc.	2,997	127,882
Principal Financial Group, Inc.	3,115	73,016
Prudential Financial, Inc.	4,539	243,563
Prudential PLC(1)	199,813	1,497,620
		1,942,081
Insurance-Multi-line — 0.6%
ACE, Ltd.	27,370	1,409,008
XL Group PLC	5,745	91,977
		1,500,985
Insurance-Reinsurance — 0.5%
Berkshire Hathaway, Inc., Class B†	15,292	1,218,620
Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	2,891	117,288
Internet Security — 0.1%
McAfee, Inc.†	2,620	80,487
Symantec Corp.†	8,990	124,781
VeriSign, Inc.†	1,226	32,550
		237,818
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	2,406	86,929
Federated Investors, Inc., Class B	1,491	30,878
Franklin Resources, Inc.	1,340	115,494
Invesco, Ltd.	7,847	132,065
Janus Capital Group, Inc.	3,086	27,404
Legg Mason, Inc.	857	24,022
T. Rowe Price Group, Inc.	4,359	193,496
		610,288
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	10,543	633,318
Machinery-Farming — 0.1%
Deere & Co.	3,924	218,488
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	978	54,729
Machinery-Pumps — 0.0%
Flowserve Corp.	942	79,882
Medical Information Systems — 0.0%
Cerner Corp.†	1,146	86,970
Medical Instruments — 1.2%
Intuitive Surgical, Inc.†	658	207,678
Medtronic, Inc.	18,501	671,031
St. Jude Medical, Inc.†	52,588	1,897,901
		2,776,610
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,747	131,637

3

Quest Diagnostics, Inc.	1,472	73,261
		204,898
Medical Products — 2.9%
Baxter International, Inc.	54,859	2,229,470
Becton, Dickinson and Co.	2,038	137,810
Hospira, Inc.†	2,786	160,056
Johnson & Johnson	66,241	3,912,193
Stryker Corp.	4,731	236,834
Varian Medical Systems, Inc.†	2,075	108,481
Zimmer Holdings, Inc.†	3,406	184,094
		6,968,938
Medical-Biomedical/Gene — 5.3%
Amgen, Inc.†	16,256	855,066
Biogen Idec, Inc.†	24,114	1,144,209
Celgene Corp.†	96,980	4,928,524
Charles River Laboratories International, Inc.†	13,580	464,572
Genzyme Corp.†	2,241	113,775
Gilead Sciences, Inc.†	142,183	4,874,033
Life Technologies Corp.†	3,067	144,916
Millipore Corp.†	941	100,358
		12,625,453
Medical-Drugs — 1.4%
Abbott Laboratories	13,740	642,757
Allergan, Inc.	5,165	300,913
Bristol-Myers Squibb Co.	12,708	316,938
Cephalon, Inc.†	568	32,234
Eli Lilly & Co.	8,863	296,910
Forest Laboratories, Inc.†	3,301	90,546
Merck & Co., Inc.	46,274	1,618,202
		3,298,500
Medical-Generic Drugs — 0.3%
Mylan, Inc.†	5,187	88,386
Teva Pharmaceutical Industries, Ltd. ADR	11,450	595,286
Watson Pharmaceuticals, Inc.†	1,799	72,985
		756,657
Medical-HMO — 0.2%
CIGNA Corp.	4,647	144,336
UnitedHealth Group, Inc.	10,882	309,049
		453,385
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	12,043	1,239,466
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	7,923	468,487
Metal-Diversified — 0.8%
Ivanhoe Mines, Ltd.†	148,285	1,933,636
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	2,275	107,289
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,610	58,020
Multimedia — 0.9%
News Corp., Class A	73,939	884,310
The McGraw-Hill Cos., Inc.	2,702	76,034
Viacom, Inc., Class B	36,199	1,135,563
		2,095,907
Networking Products — 3.8%
Cisco Systems, Inc.†	418,226	8,912,396
Juniper Networks, Inc.†	8,837	201,660
		9,114,056
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc.	2,344	69,687
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	1,168	72,638
Helmerich & Payne, Inc.	1,776	64,859
Nabors Industries, Ltd.†	3,066	54,023
Rowan Cos., Inc.†	1,922	42,169
		233,689
Oil Companies-Exploration & Production — 2.4%
Anadarko Petroleum Corp.	8,309	299,872
Apache Corp.	5,665	476,936
Cabot Oil & Gas Corp.	1,030	32,260
Denbury Resources, Inc.†	6,706	98,176
Devon Energy Corp.	3,002	182,882
EOG Resources, Inc.	4,252	418,269
EQT Corp.	1,160	41,922
Noble Energy, Inc.	2,933	176,948
Occidental Petroleum Corp.	27,211	2,099,329
Pioneer Natural Resources Co.	1,947	115,749
QEP Resources, Inc.†	1,882	58,022
Range Resources Corp.	2,678	107,522
Southwestern Energy Co.†	42,024	1,623,807
		5,731,694
Oil Companies-Integrated — 2.0%
BG Group PLC(1)	44,050	652,077
Exxon Mobil Corp.	48,774	2,783,532
Murphy Oil Corp.	1,897	93,996
Petroleo Brasileiro SA ADR	38,285	1,313,941
		4,843,546
Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	4,101	133,364
FMC Technologies, Inc.†	2,042	107,532
National Oilwell Varco, Inc.	7,038	232,747
		473,643
Oil-Field Services — 2.4%
Baker Hughes, Inc.	7,206	299,553
Halliburton Co.	71,712	1,760,530
Schlumberger, Ltd.	66,234	3,665,390
		5,725,473
Optical Supplies — 1.1%
Alcon, Inc.	17,775	2,634,077
Paper & Related Products — 0.1%
International Paper Co.	3,740	84,636
MeadWestvaco Corp.	2,869	63,692
		148,328
Pharmacy Services — 0.7%
Express Scripts, Inc.†	26,556	1,248,663

4

Medco Health Solutions, Inc.†	7,673	422,629
		1,671,292
Pipelines — 0.0%
El Paso Corp.	6,264	69,593
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	1,240	16,690
Real Estate Investment Trusts — 0.5%
Apartment Investment & Management Co., Class A	648	12,552
AvalonBay Communities, Inc.	641	59,850
Boston Properties, Inc.	864	61,638
Equity Residential	1,806	75,202
HCP, Inc.	4,937	159,218
Health Care REIT, Inc.	792	33,359
ProLogis	8,004	81,081
Public Storage	1,118	98,283
Simon Property Group, Inc.	4,916	396,967
Ventas, Inc.	2,635	123,713
Vornado Realty Trust	930	67,844
		1,169,707
Real Estate Management/Services — 0.6%
CB Richard Ellis Group, Inc., Class A†	106,730	1,452,595
Real Estate Operations & Development — 0.3%
Hang Lung Properties, Ltd.(1)	166,000	639,850
Retail-Apparel/Shoe — 0.8%
Abercrombie & Fitch Co., Class A	1,482	45,483
Limited Brands, Inc.	72,946	1,609,918
Ross Stores, Inc.	2,058	109,671
The Gap, Inc.	4,222	82,160
Urban Outfitters, Inc.†	2,188	75,245
		1,922,477
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	491	94,871
O’Reilly Automotive, Inc.†	2,320	110,339
		205,210
Retail-Automobile — 0.0%
CarMax, Inc.†	3,748	74,585
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	26,442	980,469
Retail-Building Products — 0.8%
Lowe’s Cos., Inc.	89,560	1,828,815
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	1,540	28,937
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,811	196,760
Retail-Discount — 1.4%
Costco Wholesale Corp.	31,420	1,722,759
Target Corp.	32,770	1,611,301
		3,334,060
Retail-Drug Store — 0.5%
CVS Caremark Corp.	28,901	847,377
Walgreen Co.	9,860	263,262
		1,110,639
Retail-Jewelry — 0.0%
Tiffany & Co.	2,136	80,976
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	2,797	90,036
TJX Cos., Inc.	6,852	287,441
		377,477
Retail-Office Supplies — 0.6%
Staples, Inc.	73,443	1,399,089
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	5,172	245,670
Retail-Restaurants — 1.2%
Darden Restaurants, Inc.	1,511	58,702
McDonald’s Corp.	31,756	2,091,768
Starbucks Corp.	12,514	304,090
Yum! Brands, Inc.	7,851	306,503
		2,761,063
Savings & Loans/Thrifts — 0.4%
Hudson City Bancorp, Inc.	7,960	97,430
People’s United Financial, Inc.	60,500	816,750
		914,180
Schools — 0.1%
Apollo Group, Inc., Class A†	2,113	89,739
DeVry, Inc.	1,041	54,642
		144,381
Semiconductor Components-Integrated Circuits — 0.1%
Analog Devices, Inc.	2,803	78,091
Linear Technology Corp.	3,764	104,677
		182,768
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	7,445	89,489
KLA-Tencor Corp.	1,256	35,018
Novellus Systems, Inc.†	742	18,817
Teradyne, Inc.†	3,027	29,513
		172,837
Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC(1)	16,349	756,249
Steel-Producers — 0.1%
AK Steel Holding Corp.	1,126	13,422
Nucor Corp.	3,229	123,606
		137,028
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	927	40,964
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	26,214	423,356
JDS Uniphase Corp.†	2,414	23,754
		447,110
Telecommunication Equipment — 0.0%
Harris Corp.	1,374	57,227
Tellabs, Inc.	2,265	14,473
		71,700

5

Telephone-Integrated — 0.5%
AT&T, Inc.	49,622	1,200,356
Windstream Corp.	3,489	36,844
		1,237,200
Television — 0.0%
CBS Corp., Class B	5,253	67,921
Tobacco — 0.4%
Altria Group, Inc.	10,843	217,294
Lorillard, Inc.	1,027	73,924
Philip Morris International, Inc.	13,685	627,320
		918,538
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc.	1,751	88,461
Toys — 0.1%
Hasbro, Inc.	2,199	90,379
Mattel, Inc.	3,614	76,472
		166,851
Transport-Rail — 0.3%
CSX Corp.	4,118	204,376
Norfolk Southern Corp.	2,673	141,803
Union Pacific Corp.	4,930	342,684
		688,863
Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	1,783	99,242
Expeditors International of Washington, Inc.	1,859	64,154
United Parcel Service, Inc., Class B	24,492	1,393,350
		1,556,746
Vitamins & Nutrition Products — 0.5%
Mead Johnson Nutrition Co.	25,788	1,292,495
Web Hosting/Design — 0.6%
Equinix, Inc.†	17,850	1,449,777
Web Portals/ISP — 3.0%
Google, Inc., Class A†	12,869	5,726,061
Yahoo!, Inc.†	111,555	1,542,806
		7,268,867
Wireless Equipment — 3.7%
American Tower Corp., Class A†	73,656	3,277,692
Crown Castle International Corp.†	69,685	2,596,463
QUALCOMM, Inc.	92,601	3,041,017
		8,915,172
Total Common Stock
(cost $221,499,528)		230,883,285
EXCHANGE-TRADED FUNDS — 0.9%
iShares S&P 500 Growth Index Fund
(cost $2,283,786)	39,200	2,075,248
Total Long-Term Investment Securities
(cost $223,783,314)		232,958,533
SHORT-TERM INVESTMENT SECURITIES — 1.9%
U.S. Government Agencies — 1.9%
Federal Home Loan Bank
Disc.Notes	$4,500,000	4,500,000
0.00% due 07/01/10
U.S. Government Treasuries — 0.0%
United States Treasury Bills
0.16% due 09/16/10(2)	61,000	60,979
Total Short-Term Investment Securities
(cost $4,560,979)		4,560,979
REPURCHASE AGREEMENTS — 1.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00% dated 06/30/10, to be repurchased 07/01/10 in the amount of $2,144,000 and collateralized by $2,105,000 of United States Treasury Notes, bearing interest at 2.50% due 04/30/15 and having an approximate value of $2,190,042	2,144,000	2,144,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	623,000	623,000
Total Repurchase Agreements
(cost $2,767,000)		2,767,000
TOTAL INVESTMENTS
(cost $231,111,293)(4)	100.1%	240,286,512
Liabilities in excess of other assets	(0.1)	(290,751)
NET ASSETS	100.0%	$239,995,761

†	Non-income producing security
(1)

Security was valued using fair value procedures at June 30, 2010. The aggregate value of these securities was $9,147,983 representing 3.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2010	(Depreciation)
4	Long	S&P 500 Citigroup Growth Index	September 2010	$555,520	$529,900	$(25,620)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$27,140,632	$—		$—	$27,140,632
Medical-Biomedical/Gene	12,625,453	—		—	12,625,453
Other Industries*	181,969,217	9,147,983	#	—	191,117,200
Exchange Traded Funds	2,075,248	—		—	2,075,248
Short-Term Investment Securities:
U.S. Government Agencies	—	4,500,000		—	4,500,000
U.S. Government Treasuries	—	60,979		—	60,979
Repurchase Agreements	—	2,767,000		—	2,767,000
Other Financial Instruments+
Open Futures Contracts - Depreciation	(25,620)	—		—	(25,620)
Total	$223,784,930	$16,475,962		$—	$240,260,892

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $9,147,983 representing 3.8% of net ssets. See Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

6

SEASONS SERIES TRUST

LARGE CAP COMPOSITE PORTFOLIO

Portfolio of Investments — June 30, 2010

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	340	$2,424
Omnicom Group, Inc.	213	7,306
		9,730
Aerospace/Defense — 1.4%
General Dynamics Corp.	1,968	115,246
Lockheed Martin Corp.	217	16,167
Northrop Grumman Corp.	209	11,378
Raytheon Co.	2,265	109,603
Rockwell Collins, Inc.	109	5,791
The Boeing Co.	527	33,069
		291,254
Aerospace/Defense-Equipment — 0.7%
Goodrich Corp.	87	5,764
United Technologies Corp.	2,248	145,917
		151,681
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	49	3,109
Monsanto Co.	379	17,517
		20,626
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	447	11,542
Airlines — 0.0%
Southwest Airlines Co.	517	5,744
Apparel Manufacturers — 0.4%
Coach, Inc.	2,012	73,539
Polo Ralph Lauren Corp.	40	2,918
VF Corp.	61	4,342
		80,799
Appliances — 0.0%
Whirlpool Corp.	52	4,567
Applications Software — 1.4%
Citrix Systems, Inc.†	129	5,447
Compuware Corp.†	156	1,245
Intuit, Inc.†	218	7,580
Microsoft Corp.	10,698	246,161
Red Hat, Inc.†	131	3,791
Salesforce.com, Inc.†	279	23,944
		288,168
Athletic Footwear — 0.4%
NIKE, Inc., Class B	1,290	87,139
Audio/Video Products — 0.0%
Harman International Industries, Inc.†	48	1,435
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	2,367	23,859
Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	1,454	57,971
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	467	12,548
Banks-Commercial — 0.1%
BB&T Corp.	481	12,655
First Horizon National Corp.†	159	1,824
M&T Bank Corp.	58	4,927
Marshall & Ilsley Corp.	366	2,628
Regions Financial Corp.	829	5,455
Zions Bancorporation	111	2,394
		29,883
Banks-Fiduciary — 0.5%
Northern Trust Corp.	1,568	73,225
State Street Corp.	349	11,803
The Bank of New York Mellon Corp.	843	20,814
		105,842
Banks-Super Regional — 2.4%
Capital One Financial Corp.	317	12,775
Comerica, Inc.	123	4,530
Fifth Third Bancorp	552	6,784
Huntington Bancshares, Inc.	498	2,759
KeyCorp	611	4,699
PNC Financial Services Group, Inc.	966	54,579
SunTrust Banks, Inc.	347	8,085
US Bancorp	4,432	99,055
Wells Fargo & Co.	11,721	300,058
		493,324
Beverages-Non-alcoholic — 1.6%
Coca-Cola Enterprises, Inc.	226	5,844
Dr Pepper Snapple Group, Inc.	171	6,394
PepsiCo, Inc.	4,021	245,080
The Coca-Cola Co.	1,603	80,342
		337,660
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	76	4,350
Constellation Brands, Inc., Class A†	133	2,077
		6,427
Brewery — 0.0%
Molson Coors Brewing Co., Class B	110	4,660
Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†	1	36
Discovery Communications, Inc., Class C†	197	6,093
Scripps Networks Interactive Inc., Class A	62	2,501
		8,630
Building Products-Wood — 0.0%
Masco Corp.	249	2,679
Building-Residential/Commercial — 0.0%
D.R. Horton, Inc.	192	1,887
Lennar Corp., Class A	113	1,572
Pulte Group, Inc.†	221	1,830
		5,289
Cable/Satellite TV — 0.3%
Comcast Corp., Class A	1,961	34,063
DIRECTV, Class A†	632	21,437
Time Warner Cable, Inc.	246	12,812
		68,312
Casino Hotels — 0.1%
MGM Resorts International†	2,600	25,064
Wynn Resorts, Ltd.	48	3,661
		28,725

1

Casino Services — 0.0%
International Game Technology	207	3,250
Cellular Telecom — 0.2%
Leap Wireless International, Inc.†	900	11,682
MetroPCS Communications, Inc.†	1,982	16,233
Sprint Nextel Corp.†	2,072	8,785
		36,700
Chemicals-Diversified — 0.6%
E.I. du Pont de Nemours & Co.	2,630	90,972
FMC Corp.	51	2,929
PPG Industries, Inc.	116	7,007
The Dow Chemical Co.	803	19,047
		119,955
Chemicals-Specialty — 0.1%
Eastman Chemical Co.	50	2,668
Ecolab, Inc.	162	7,275
International Flavors & Fragrances, Inc.	55	2,333
Sigma-Aldrich Corp.	84	4,186
		16,462
Coal — 0.1%
Consol Energy, Inc.	157	5,301
Massey Energy Co.	72	1,969
Peabody Energy Corp.	187	7,317
		14,587
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	64	4,428
Commercial Services — 0.0%
Iron Mountain, Inc.	126	2,830
Quanta Services, Inc.†	147	3,036
		5,866
Commercial Services-Finance — 2.1%
Automatic Data Processing, Inc.	1,250	50,325
Equifax, Inc.	88	2,469
H&R Block, Inc.	229	3,593
Mastercard, Inc., Class A	577	115,129
Moody’s Corp.	137	2,729
Paychex, Inc.	224	5,817
The Western Union Co.	2,617	39,020
Total System Services, Inc.	137	1,863
Visa, Inc., Class A	3,190	225,693
		446,638
Computer Aided Design — 0.1%
Autodesk, Inc.†	659	16,053
Computer Services — 0.4%
Accenture PLC, Class A	1,950	75,368
Cognizant Technology Solutions Corp., Class A†	208	10,412
Computer Sciences Corp.	107	4,842
		90,622
Computers — 6.7%
Apple, Inc.†	3,332	838,098
Dell, Inc.†	1,197	14,436
Hewlett-Packard Co.	5,222	226,008
International Business Machines Corp.	2,541	313,763
		1,392,305
Computers-Integrated Systems — 0.0%
Teradata Corp.†	116	3,536
Computers-Memory Devices — 0.8%
EMC Corp.†	6,428	117,632
NetApp, Inc.†	239	8,917
SanDisk Corp.†	860	36,180
Western Digital Corp.†	159	4,796
		167,525
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	55	1,817
Consulting Services — 0.0%
SAIC, Inc.†	203	3,398
Consumer Products-Misc. — 0.7%
Clorox Co.	98	6,092
Fortune Brands, Inc.	106	4,153
Kimberly-Clark Corp.	2,288	138,721
		148,966
Containers-Metal/Glass — 0.0%
Ball Corp.	64	3,381
Owens-Illinois, Inc.†	115	3,042
		6,423
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	76	2,052
Pactiv Corp.†	92	2,562
Sealed Air Corp.	111	2,189
		6,803
Cosmetics & Toiletries — 1.6%
Avon Products, Inc.	298	7,897
Colgate-Palmolive Co.	341	26,857
The Estee Lauder Cos., Inc., Class A	83	4,626
The Procter & Gamble Co.	4,801	287,964
		327,344
Cruise Lines — 0.2%
Carnival Corp.(1)	301	9,102
Carnival PLC(2)	1,154	36,988
		46,090
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	35	2,349
Fidelity National Information Services, Inc.	230	6,169
Fiserv, Inc.†	106	4,840
		13,358
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	102	3,051
Patterson Cos., Inc.	65	1,854
		4,905
Dialysis Centers — 0.0%
DaVita, Inc.†	72	4,496
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	66	5,117

2

Distribution/Wholesale — 0.4%
Fastenal Co.	1,391	69,814
Genuine Parts Co.	110	4,340
WW Grainger, Inc.	43	4,276
		78,430
Diversified Banking Institutions — 5.6%
Bank of America Corp.	16,972	243,887
Citigroup, Inc.†	52,708	198,182
JPMorgan Chase & Co.	13,365	489,293
Morgan Stanley	5,183	120,297
The Goldman Sachs Group, Inc.	858	112,630
		1,164,289
Diversified Manufacturing Operations — 4.0%
3M Co.	2,396	189,260
Danaher Corp.	6,365	236,269
Dover Corp.	130	5,433
Eaton Corp.	116	7,591
General Electric Co.	18,119	261,276
Honeywell International, Inc.	532	20,764
Illinois Tool Works, Inc.	269	11,104
ITT Corp.	2,128	95,590
Leggett & Platt, Inc.	103	2,066
Parker Hannifin Corp.	112	6,212
Textron, Inc.	190	3,224
		838,789
Diversified Minerals — 0.3%
BHP Billiton, Ltd.(2)	2,195	68,264
Diversified Operations — 0.0%
Leucadia National Corp.†	132	2,575
E-Commerce/Products — 1.3%
Amazon.com, Inc.†	2,388	260,913
E-Commerce/Services — 0.7%
eBay, Inc.†	3,290	64,517
Expedia, Inc.	144	2,704
Liberty Media Corp. - Interactive, Class A†	4,400	46,200
priceline.com, Inc.†	133	23,480
		136,901
Electric Products-Misc. — 0.2%
Emerson Electric Co.	1,073	46,879
Molex, Inc.	94	1,715
		48,594
Electric-Generation — 0.0%
The AES Corp.†	464	4,287
Electric-Integrated — 2.1%
Allegheny Energy, Inc.	118	2,440
Ameren Corp.	166	3,946
American Electric Power Co., Inc.	333	10,756
CMS Energy Corp.	160	2,344
Consolidated Edison, Inc.	196	8,448
Constellation Energy Group, Inc.	140	4,515
Dominion Resources, Inc.	414	16,038
DTE Energy Co.	117	5,336
Duke Energy Corp.	913	14,608
Edison International	226	7,169
Entergy Corp.	132	9,454
Exelon Corp.	2,459	93,368
FirstEnergy Corp.	212	7,469
Integrys Energy Group, Inc.	54	2,362
NextEra Energy, Inc.	1,888	92,059
Northeast Utilities	122	3,109
Pepco Holdings, Inc.	155	2,430
PG&E Corp.	2,259	92,845
Pinnacle West Capital Corp.	75	2,727
PPL Corp.	263	6,562
Progress Energy, Inc.	200	7,844
Public Service Enterprise Group, Inc.	352	11,028
SCANA Corp.	79	2,825
TECO Energy, Inc.	149	2,245
The Southern Co.	573	19,069
Wisconsin Energy Corp.	81	4,110
Xcel Energy, Inc.	319	6,575
		441,681
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	135	1,796
Electronic Components-Semiconductors — 1.8%
Advanced Micro Devices, Inc.†	393	2,877
Altera Corp.	210	5,210
Broadcom Corp., Class A	2,300	75,831
Intel Corp.	9,767	189,968
LSI Corp.†	454	2,088
MEMC Electronic Materials, Inc.†	158	1,561
Microchip Technology, Inc.	129	3,579
Micron Technology, Inc.†	594	5,043
National Semiconductor Corp.	165	2,221
NVIDIA Corp.†	3,198	32,652
QLogic Corp.†	78	1,296
Samsung Electronics Co., Ltd.(2)	37	23,232
Texas Instruments, Inc.	849	19,765
Xilinx, Inc.	190	4,799
		370,122
Electronic Connectors — 0.0%
Amphenol Corp., Class A	121	4,753
Electronic Forms — 0.1%
Adobe Systems, Inc.†	366	9,673
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	242	6,880
FLIR Systems, Inc.†	107	3,113
		9,993
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	80	5,667
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	34	3,870
Engineering/R&D Services — 0.2%
Fluor Corp.	124	5,270
Jacobs Engineering Group, Inc.†	87	3,170
McDermott International, Inc.†	1,500	32,490
		40,930
Engines-Internal Combustion — 0.0%
Cummins, Inc.	139	9,053

3

Enterprise Software/Service — 1.0%
BMC Software, Inc.†	126	4,363
CA, Inc.	271	4,987
Novell, Inc.†	243	1,380
Oracle Corp.	9,121	195,737
		206,467
Entertainment Software — 0.0%
Electronic Arts, Inc.†	228	3,283
Filtration/Separation Products — 0.0%
Pall Corp.	81	2,784
Finance-Consumer Loans — 0.0%
SLM Corp.†	338	3,512
Finance-Credit Card — 1.5%
American Express Co.	4,385	174,085
Discover Financial Services	9,878	138,094
		312,179
Finance-Investment Banker/Broker — 0.3%
E*Trade Financial Corp.†	138	1,631
The Charles Schwab Corp.	3,780	53,601
		55,232
Finance-Other Services — 0.6%
CME Group, Inc.	46	12,951
IntercontinentalExchange, Inc.†	651	73,583
NYSE Euronext	1,381	38,157
The NASDAQ OMX Group, Inc.†	101	1,796
		126,487
Food-Confectionery — 0.1%
The Hershey Co.	115	5,512
The J.M. Smucker Co.	83	4,998
		10,510
Food-Dairy Products — 0.0%
Dean Foods Co.†	126	1,269
Food-Meat Products — 0.0%
Hormel Foods Corp.	48	1,943
Tyson Foods, Inc., Class A	212	3,475
		5,418
Food-Misc. — 1.0%
Campbell Soup Co.	130	4,658
ConAgra Foods, Inc.	310	7,229
General Mills, Inc.	461	16,375
H.J. Heinz Co.	220	9,509
Kellogg Co.	177	8,903
Kraft Foods, Inc., Class A	5,512	154,336
McCormick & Co., Inc.	92	3,492
Sara Lee Corp.	460	6,486
		210,988
Food-Retail — 0.1%
Safeway, Inc.	270	5,308
SUPERVALU, Inc.	147	1,594
The Kroger Co.	449	8,841
Whole Foods Market, Inc.†	119	4,286
		20,029
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	411	11,742
Forestry — 0.0%
Plum Creek Timber Co., Inc.	113	3,902
Weyerhaeuser Co.	147	5,174
		9,076
Gas-Distribution — 0.1%
CenterPoint Energy, Inc.	289	3,803
Nicor, Inc.	31	1,256
NiSource, Inc.	193	2,798
Sempra Energy	172	8,048
		15,905
Gold Mining — 0.5%
Agnico-Eagle Mines, Ltd.	300	18,234
Newmont Mining Corp.	1,341	82,793
		101,027
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	59	3,869
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	193	2,826
Hotels/Motels — 0.7%
Marriott International, Inc., Class A	2,796	83,712
Starwood Hotels & Resorts Worldwide, Inc.	1,232	51,042
Wyndham Worldwide Corp.	125	2,517
		137,271
Human Resources — 0.0%
Monster Worldwide, Inc.†	88	1,025
Robert Half International, Inc.	104	2,449
		3,474
Independent Power Producers — 0.0%
NRG Energy, Inc.†	177	3,754
Industrial Audio & Video Products — 0.4%
Dolby Laboratories, Inc., Class A†	1,250	78,362
Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	699	34,314
Industrial Gases — 0.9%
Air Products & Chemicals, Inc.	148	9,592
Airgas, Inc.	58	3,608
Praxair, Inc.	2,163	164,366
		177,566
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	82	1,695
Thermo Fisher Scientific, Inc.†	285	13,979
Waters Corp.†	65	4,206
		19,880
Insurance Brokers — 0.1%
AON Corp.	187	6,941
Marsh & McLennan Cos., Inc.	376	8,479
		15,420
Insurance-Life/Health — 0.4%
Aflac, Inc.	326	13,910
Lincoln National Corp.	210	5,101
Principal Financial Group, Inc.	222	5,204

4

Prudential Financial, Inc.	324	17,386
Sun Life Financial, Inc.	1,000	26,264
Torchmark Corp.	57	2,822
Unum Group	231	5,013
		75,700
Insurance-Multi-line — 0.8%
American International Group, Inc.†(3)	94	3,237
Assurant, Inc.	3,078	106,807
Cincinnati Financial Corp.	113	2,923
Genworth Financial, Inc., Class A†	340	4,444
Hartford Financial Services Group, Inc.	309	6,838
Loews Corp.	244	8,128
MetLife, Inc.	570	21,523
The Allstate Corp.	374	10,745
XL Group PLC	238	3,810
		168,455
Insurance-Property/Casualty — 0.2%
Chubb Corp.	227	11,352
The Progressive Corp.	466	8,724
The Travelers Cos., Inc.	344	16,942
		37,018
Insurance-Reinsurance — 0.4%
Berkshire Hathaway, Inc., Class B†	1,150	91,643
Internet Application Software — 0.3%
Tencent Holdings, Ltd.(2)	4,300	70,909
Internet Content-Information/News — 0.6%
Baidu, Inc. ADR†	1,900	129,352
Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	1,520	61,666
Internet Security — 0.2%
McAfee, Inc.†	1,058	32,502
Symantec Corp.†	555	7,703
VeriSign, Inc.†	127	3,372
		43,577
Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	178	6,431
Federated Investors, Inc., Class B	62	1,284
Franklin Resources, Inc.	1,003	86,449
Invesco, Ltd.	3,925	66,058
Janus Capital Group, Inc.	128	1,137
Legg Mason, Inc.	114	3,195
T. Rowe Price Group, Inc.	180	7,990
		172,544
Linen Supply & Related Items — 0.0%
Cintas Corp.	91	2,181
Machinery-Construction & Mining — 0.8%
Bucyrus International, Inc.	300	14,235
Caterpillar, Inc.	2,436	146,331
		160,566
Machinery-Farming — 0.2%
Deere & Co.	795	44,266
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	65	3,637
Machinery-Pumps — 0.0%
Flowserve Corp.	39	3,307
Medical Information Systems — 0.0%
Cerner Corp.†	47	3,567
Medical Instruments — 0.5%
Boston Scientific Corp.†	1,054	6,113
Intuitive Surgical, Inc.†	177	55,865
Medtronic, Inc.	765	27,747
St. Jude Medical, Inc.†	227	8,192
		97,917
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	72	5,425
Quest Diagnostics, Inc.	105	5,226
		10,651
Medical Products — 2.0%
Baxter International, Inc.	414	16,825
Becton, Dickinson and Co.	162	10,954
CareFusion Corp.†	124	2,815
Hospira, Inc.†	115	6,607
Johnson & Johnson	4,617	272,680
Stryker Corp.	1,296	64,878
Varian Medical Systems, Inc.†	86	4,496
Zimmer Holdings, Inc.†	641	34,646
		413,901
Medical-Biomedical/Gene — 0.8%
Amgen, Inc.†	666	35,032
Biogen Idec, Inc.†	186	8,826
Celgene Corp.†	970	49,295
Genzyme Corp.†	185	9,392
Gilead Sciences, Inc.†	618	21,185
Illumina, Inc.†	800	34,824
Life Technologies Corp.†	127	6,001
Millipore Corp.†	39	4,159
		168,714
Medical-Drugs — 3.7%
Abbott Laboratories	4,473	209,247
Allergan, Inc.	1,514	88,206
Bristol-Myers Squibb Co.	1,195	29,803
Cephalon, Inc.†	52	2,951
Eli Lilly & Co.	705	23,617
Forest Laboratories, Inc.†	210	5,760
King Pharmaceuticals, Inc.†	173	1,313
Merck & Co., Inc.	5,767	201,672
Pfizer, Inc.	15,245	217,394
		779,963
Medical-Generic Drugs — 0.0%
Mylan, Inc.†	215	3,664
Watson Pharmaceuticals, Inc.†	74	3,002
		6,666
Medical-HMO — 1.0%
Aetna, Inc.	295	7,782
CIGNA Corp.	192	5,964
Coventry Health Care, Inc.†	103	1,821
Humana, Inc.†	118	5,389

5

UnitedHealth Group, Inc.	5,790	164,436
WellPoint, Inc.†	297	14,532
		199,924
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	303	1,315
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	196	6,223
Cardinal Health, Inc.	252	8,470
McKesson Corp.	1,439	96,643
		111,336
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	909	93,554
Metal-Aluminum — 0.0%
Alcoa, Inc.	710	7,143
Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	1,528	90,351
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	94	4,433
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	164	3,646
Multimedia — 2.0%
Meredith Corp.	26	809
News Corp., Class A	1,566	18,729
The McGraw-Hill Cos., Inc.	1,119	31,489
The Walt Disney Co.	7,561	238,172
Time Warner, Inc.	792	22,897
Viacom, Inc., Class B	3,422	107,348
		419,444
Networking Products — 1.8%
Cisco Systems, Inc.†	14,069	299,811
Juniper Networks, Inc.†	2,866	65,402
		365,213
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	59	1,038
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	1,526	45,368
Waste Management, Inc.	336	10,513
		55,881
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	144	3,162
Xerox Corp.	958	7,703
		10,865
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	77	2,474
Oil & Gas Drilling — 0.7%
Diamond Offshore Drilling, Inc.	48	2,985
Helmerich & Payne, Inc.	73	2,666
Nabors Industries, Ltd.†	198	3,489
Noble Corp.†	4,000	123,640
Rowan Cos., Inc.†	80	1,755
		134,535
Oil Companies-Exploration & Production — 2.1%
Anadarko Petroleum Corp.	344	12,415
Apache Corp.	1,034	87,053
Cabot Oil & Gas Corp.	72	2,255
Chesapeake Energy Corp.	452	9,469
Denbury Resources, Inc.†	277	4,055
Devon Energy Corp.	311	18,946
EOG Resources, Inc.	1,026	100,928
EQT Corp.	100	3,614
Noble Energy, Inc.	121	7,300
Occidental Petroleum Corp.	2,064	159,238
Pioneer Natural Resources Co.	81	4,815
QEP Resources, Inc.†	122	3,761
Range Resources Corp.	111	4,457
Southwestern Energy Co.†	241	9,312
		427,618
Oil Companies-Integrated — 5.4%
Chevron Corp.	4,496	305,099
ConocoPhillips	3,534	173,484
Exxon Mobil Corp.	6,354	362,623
Hess Corp.	203	10,219
Marathon Oil Corp.	5,493	170,777
Murphy Oil Corp.	633	31,365
Suncor Energy, Inc.	2,500	73,600
		1,127,167
Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	1,520	49,430
FMC Technologies, Inc.†	834	43,919
National Oilwell Varco, Inc.	291	9,623
		102,972
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	84	2,921
Tesoro Corp.	98	1,143
Valero Energy Corp.	393	7,066
		11,130
Oil-Field Services — 0.9%
Baker Hughes, Inc.	298	12,388
Halliburton Co.	629	15,442
Schlumberger, Ltd.	2,729	151,023
Smith International, Inc.	173	6,513
		185,366
Paper & Related Products — 0.4%
International Paper Co.	3,303	74,747
MeadWestvaco Corp.	119	2,642
		77,389
Pharmacy Services — 1.7%
Express Scripts, Inc.†	3,881	182,485
Medco Health Solutions, Inc.†	3,167	174,438
		356,923
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.†	187	812
Pipelines — 0.1%
El Paso Corp.	489	5,433
Oneok, Inc.	74	3,200
Spectra Energy Corp.	450	9,031

6

The Williams Cos., Inc.	406	7,422
		25,086
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	143	2,341
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	166	2,234
The New York Times Co., Class A†	81	701
The Washington Post Co., Class B	4	1,642
		4,577
Quarrying — 0.0%
Vulcan Materials Co.	89	3,901
Real Estate Investment Trusts — 0.4%
Apartment Investment & Management Co., Class A	81	1,569
AvalonBay Communities, Inc.	58	5,415
Boston Properties, Inc.	97	6,920
Equity Residential	197	8,203
HCP, Inc.	204	6,579
Health Care REIT, Inc.	86	3,622
Host Hotels & Resorts, Inc.	457	6,160
Kimco Realty Corp.	282	3,790
ProLogis	331	3,353
Public Storage	94	8,264
Simon Property Group, Inc.	203	16,392
Ventas, Inc.	109	5,118
Vornado Realty Trust	110	8,025
		83,410
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	188	2,559
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	61	1,872
Limited Brands, Inc.	188	4,149
Ross Stores, Inc.	85	4,530
The Gap, Inc.	312	6,072
Urban Outfitters, Inc.†	91	3,129
		19,752
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	340	65,695
O’Reilly Automotive, Inc.†	796	37,858
		103,553
Retail-Automobile — 0.2%
AutoNation, Inc.†	62	1,209
CarMax, Inc.†	1,855	36,914
		38,123
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	183	6,786
Retail-Building Products — 1.1%
Home Depot, Inc.	1,168	32,786
Lowe’s Cos., Inc.	9,593	195,889
		228,675
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	106	1,992
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	240	8,127
RadioShack Corp.	87	1,697
		9,824
Retail-Discount — 1.8%
Big Lots, Inc.†	56	1,797
Costco Wholesale Corp.	1,306	71,608
Family Dollar Stores, Inc.	94	3,543
Target Corp.	2,512	123,515
Wal-Mart Stores, Inc.	3,744	179,974
		380,437
Retail-Drug Store — 0.2%
CVS Caremark Corp.	946	27,737
Walgreen Co.	680	18,156
		45,893
Retail-Jewelry — 0.0%
Tiffany & Co.	88	3,336
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	164	3,523
Nordstrom, Inc.	116	3,734
Sears Holdings Corp.†	34	2,198
TJX Cos., Inc.	284	11,914
		21,369
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	191	772
Staples, Inc.	507	9,658
		10,430
Retail-Regional Department Stores — 0.3%
Kohl’s Corp.†	1,014	48,165
Macy’s, Inc.	293	5,245
		53,410
Retail-Restaurants — 0.9%
Darden Restaurants, Inc.	98	3,807
McDonald’s Corp.	748	49,271
Starbucks Corp.	4,818	117,077
Yum! Brands, Inc.	325	12,688
		182,843
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	169	1,680
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	329	4,027
People’s United Financial, Inc.	260	3,510
		7,537
Schools — 0.0%
Apollo Group, Inc., Class A†	87	3,695
DeVry, Inc.	43	2,257
		5,952
Semiconductor Components-Integrated Circuits — 0.2%
Analog Devices, Inc.	207	5,767
Linear Technology Corp.	156	4,338
Marvell Technology Group, Ltd.†	2,100	33,096
		43,201
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	933	11,214

7

ASML Holding NV	1,100	30,217
KLA-Tencor Corp.	118	3,290
Novellus Systems, Inc.†	67	1,699
Teradyne, Inc.†	125	1,219
		47,639
Steel-Producers — 0.1%
AK Steel Holding Corp.	76	906
Nucor Corp.	219	8,383
United States Steel Corp.	100	3,855
		13,144
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	68	3,005
Telecom Equipment-Fiber Optics — 0.4%
Corning, Inc.	4,385	70,818
JDS Uniphase Corp.†	156	1,535
		72,353
Telecommunication Equipment — 0.0%
Harris Corp.	90	3,748
Tellabs, Inc.	268	1,713
		5,461
Telephone-Integrated — 1.9%
AT&T, Inc.	8,420	203,680
CenturyLink, Inc.	209	6,962
Frontier Communications Corp.	217	1,543
Qwest Communications International, Inc.	1,038	5,449
Verizon Communications, Inc.	5,964	167,111
Windstream Corp.	336	3,548
		388,293
Television — 0.0%
CBS Corp., Class B	473	6,116
Tobacco — 1.0%
Altria Group, Inc.	1,447	28,998
Lorillard, Inc.	106	7,630
Philip Morris International, Inc.	3,387	155,260
Reynolds American, Inc.	117	6,098
		197,986
Tools-Hand Held — 0.0%
Snap-On, Inc.	40	1,636
Stanley Black & Decker, Inc.	111	5,608
		7,244
Toys — 0.0%
Hasbro, Inc.	91	3,740
Mattel, Inc.	253	5,354
		9,094
Transport-Rail — 1.0%
CSX Corp.	270	13,400
Norfolk Southern Corp.	257	13,634
Union Pacific Corp.	2,722	189,206
		216,240
Transport-Services — 1.1%
C.H. Robinson Worldwide, Inc.	115	6,401
Expeditors International of Washington, Inc.	1,648	56,872
FedEx Corp.	1,068	74,878
Ryder System, Inc.	37	1,489
United Parcel Service, Inc., Class B	1,488	84,652
		224,292
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	142	7,117
Web Portals/ISP — 2.8%
Google, Inc., Class A†	1,268	564,197
Yahoo!, Inc.†	818	11,313
		575,510
Wireless Equipment — 2.3%
American Tower Corp., Class A†	3,280	145,960
Crown Castle International Corp.†	4,600	171,396
Motorola, Inc.†	1,615	10,530
QUALCOMM, Inc.	4,290	140,883
		468,769
Total Common Stock (cost $20,393,754)		19,964,021
PREFERRED STOCK — 0.3%
Oil Companies-Integrated — 0.3%
Petroleo Brasileiro SA ADR (cost $84,564)	2,200	65,560
EXCHANGE-TRADED FUNDS — 0.8%
iShares S&P 500 Index Fund (cost $190,559)	1,700	175,882
Total Long-Term Investment Securities
(cost $20,668,877)		20,205,463

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.3%
T. Rowe Price Reserve Investment Fund	56,536	56,536
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.16% due 09/16/10(4)	$30,000	29,990
Total Short-Term Investment Securities (cost $86,526)		86,526
REPURCHASE AGREEMENTS — 1.8%
State Street Bank & Trust Co., Joint Repurchase Agreement(5) (cost $377,000)	377,000	377,000
TOTAL INVESTMENTS (cost $21,132,403)(6)	99.0%	20,668,989
Other assets less liabilities	1.0	203,459
NET ASSETS	100.0%	$20,872,448

†	Non-income producing security
(1)	Consists of more than one type of security traded together as a unit.
(2)

Security was valued using fair value procedures at June 30, 2010. The aggregate value of these securities was $199,393 representing 1.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(3)	Security represents an investment in an affliated company; see Note 3.

8

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2010	(Depreciation)
5	Long	S&P 500 E-Mini Index	September 2010	$269,896	$256,650	$(13,246)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$1,392,305	$—		$—	$1,392,305
Diversified Banking Institutions	1,164,289	—		—	1,164,289
Oil Companies-Integrated	1,127,167	—		—	1,127,167
Other Industries*	16,080,867	199,393	#	—	16,280,260
Preferred Stock	65,560	—		—	65,560
Exchange Traded Funds	175,882	—		—	175,882
Short-Term Investment Securities:
Registered Investment Company	—	56,536		—	56,536
U.S. Government Treasuries	—	29,990		—	29,990
Repurchase Agreements	—	377,000		—	377,000
Other Financial Instruments+
Open Futures Contracts - Depreciation	(13,246)	—		—	(13,246)
Total	$19,992,824	$662,919		$—	$20,655,743

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $199,393 representing 1.0% of net ssets. See Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

9

SEASONS SERIES TRUST

LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2010
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 96.4%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.†	8,902	$63,471
Omnicom Group, Inc.	2,066	70,864
		134,335
Aerospace/Defense — 1.2%
General Dynamics Corp.	3,158	184,933
Lockheed Martin Corp.	13,670	1,018,415
Northrop Grumman Corp.	5,480	298,331
Raytheon Co.	6,933	335,488
The Boeing Co.	22,524	1,413,381
		3,250,548
Aerospace/Defense-Equipment — 0.4%
European Aeronautic Defence and Space Co. ADR†	58,500	1,193,400
Agricultural Chemicals — 0.6%
Monsanto Co.	18,500	855,070
The Mosaic Co.	23,600	919,928
		1,774,998
Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	57,099	1,474,296
Airlines — 0.1%
Southwest Airlines Co.	13,544	150,474
Apparel Manufacturers — 0.0%
VF Corp.	897	63,848
Appliances — 0.4%
Whirlpool Corp.	12,367	1,086,070
Applications Software — 0.9%
Compuware Corp.†	2,211	17,644
Microsoft Corp.	103,500	2,381,535
		2,399,179
Athletic Footwear — 0.1%
NIKE, Inc., Class B	2,969	200,556
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co.†	96,263	970,331
Auto-Heavy Duty Trucks — 0.5%
PACCAR, Inc.	32,439	1,293,343
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	12,238	328,835
Banks-Commercial — 0.5%
BB&T Corp.	12,591	331,269
First Horizon National Corp.†	4,160	47,627
M&T Bank Corp.	1,514	128,614
Marshall & Ilsley Corp.	37,692	270,629
Regions Financial Corp.	72,894	479,643
Zions Bancorporation	2,916	62,898
		1,320,680
Banks-Fiduciary — 1.0%
Northern Trust Corp.	1,628	76,027
State Street Corp.	9,128	308,709
The Bank of New York Mellon Corp.	93,797	2,315,848
		2,700,584
Banks-Super Regional — 5.7%
Capital One Financial Corp.	25,906	1,044,012
Comerica, Inc.	3,208	118,151
Fifth Third Bancorp	14,460	177,713
Huntington Bancshares, Inc.	13,037	72,225
KeyCorp	73,494	565,169
PNC Financial Services Group, Inc.	44,070	2,489,955
SunTrust Banks, Inc.	41,794	973,800
US Bancorp	100,274	2,241,124
Wells Fargo & Co.	302,088	7,733,453
		15,415,602
Beverages-Non-alcoholic — 0.3%
Coca-Cola Enterprises, Inc.	2,959	76,520
Dr Pepper Snapple Group, Inc.	2,190	81,884
PepsiCo, Inc.	12,100	737,495
		895,899
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	929	53,166
Constellation Brands, Inc., Class A†	3,490	54,514
		107,680
Brewery — 0.5%
Molson Coors Brewing Co., Class B	29,370	1,244,113
Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class C†	1,086	33,590
Scripps Networks Interactive Inc., Class A	784	31,627
		65,217
Building & Construction Products-Misc. — 0.1%
USG Corp.†	17,400	210,192
Building Products-Wood — 0.2%
Masco Corp.	55,226	594,232
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	22,336	219,563
Lennar Corp., Class A	2,961	41,187
Pulte Group, Inc.†	5,777	47,834
		308,584
Cable/Satellite TV — 1.4%
Cablevision Systems Corp., Class A	28,400	681,884
Comcast Corp., Class A	164,183	2,851,859
Time Warner Cable, Inc.	6,440	335,395
		3,869,138
Casino Hotels — 0.1%
MGM Resorts International†	27,700	267,028
Casino Services — 0.0%
International Game Technology	2,386	37,460
Cellular Telecom — 0.3%
MetroPCS Communications, Inc.†	4,755	38,944
Sprint Nextel Corp.†	114,034	483,504
Vodafone Group PLC†(5)	180,700	374,450
		896,898
Chemicals-Diversified — 1.0%
E.I. du Pont de Nemours & Co.	33,082	1,144,306
PPG Industries, Inc.	1,029	62,162
The Dow Chemical Co.	64,711	1,534,945
		2,741,413
Chemicals-Specialty — 0.3%
Eastman Chemical Co.	1,317	70,275

1

International Flavors & Fragrances, Inc.	17,900	759,318
		829,593
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	989	68,429
Commercial Services — 0.0%
Iron Mountain, Inc.	1,481	33,263
Quanta Services, Inc.†	3,837	79,234
		112,497
Commercial Services-Finance — 0.3%
Automatic Data Processing, Inc.	5,124	206,292
Equifax, Inc.	1,152	32,325
H&R Block, Inc.	21,753	341,305
Moody’s Corp.	1,825	36,354
Paychex, Inc.	2,575	66,873
Total System Services, Inc.	1,867	25,391
		708,540
Computer Services — 0.3%
Computer Sciences Corp.	17,422	788,345
Computers — 0.9%
Dell, Inc.†	67,149	809,817
Hewlett-Packard Co.	35,666	1,543,624
		2,353,441
Computers-Memory Devices — 0.0%
SanDisk Corp.†	1,841	77,451
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,428	47,167
Consulting Services — 0.0%
SAIC, Inc.†	5,323	89,107
Consumer Products-Misc. — 0.9%
Clorox Co.	1,358	84,413
Fortune Brands, Inc.	32,101	1,257,717
Kimberly-Clark Corp.	20,038	1,214,904
		2,557,034
Containers-Metal/Glass — 0.4%
Ball Corp.	605	31,962
Owens-Illinois, Inc.†	1,441	38,115
Rexam PLC ADR	43,900	991,262
		1,061,339
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	1,984	53,568
Pactiv Corp.†	1,185	33,002
Sealed Air Corp.	2,901	57,208
		143,778
Cosmetics & Toiletries — 0.7%
The Procter & Gamble Co.	31,436	1,885,531
Cruise Lines — 0.1%
Carnival Corp.	7,876	238,170
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	6,029	161,698
Fiserv, Inc.†	1,111	50,728
		212,426
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	932	27,876
Patterson Cos., Inc.	696	19,857
		47,733
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	744	57,682
Distribution/Wholesale — 0.2%
Genuine Parts Co.	14,489	571,591
Diversified Banking Institutions — 7.6%
Bank of America Corp.	456,427	6,558,856
Citigroup, Inc.†	411,238	1,546,255
Credit Suisse Group AG ADR	29,700	1,111,671
JPMorgan Chase & Co.	240,996	8,822,864
Morgan Stanley	25,430	590,230
The Goldman Sachs Group, Inc.	15,913	2,088,899
		20,718,775
Diversified Manufacturing Operations — 6.5%
3M Co.	27,267	2,153,820
Cooper Industries PLC, Class A	15,100	664,400
Dover Corp.	1,597	66,739
Eaton Corp.	8,249	539,814
General Electric Co.	517,337	7,459,999
Honeywell International, Inc.	25,000	975,750
Illinois Tool Works, Inc.	28,993	1,196,831
Ingersoll-Rand PLC	41,500	1,431,335
ITT Corp.	10,100	453,692
Leggett & Platt, Inc.	2,694	54,042
Parker Hannifin Corp.	2,930	162,498
Textron, Inc.	57,072	968,512
Tyco International, Ltd.	46,000	1,620,580
		17,748,012
Diversified Operations — 0.0%
Leucadia National Corp.†	2,141	41,771
E-Commerce/Services — 0.6%
eBay, Inc.†	80,400	1,576,644
Electric Products-Misc. — 0.3%
Emerson Electric Co.	16,584	724,555
Molex, Inc.	2,470	45,053
		769,608
Electric-Generation — 0.0%
The AES Corp.†	4,740	43,798
Electric-Integrated — 5.4%
Allegheny Energy, Inc.	3,085	63,798
Ameren Corp.	4,335	103,043
American Electric Power Co., Inc.	8,712	281,398
CMS Energy Corp.	4,182	61,266
Consolidated Edison, Inc.	5,130	221,103
Constellation Energy Group, Inc.	17,169	553,700
Dominion Resources, Inc.	10,844	420,097
DTE Energy Co.	3,064	139,749
Duke Energy Corp.	63,740	1,019,840
Edison International	40,227	1,276,000
Entergy Corp.	30,644	2,194,723

2

Exelon Corp.	31,951	1,213,180
FirstEnergy Corp.	14,246	501,887
Integrys Energy Group, Inc.	1,401	61,280
NextEra Energy, Inc.	7,544	367,845
Northeast Utilities	41,602	1,060,019
Pepco Holdings, Inc.	4,061	63,677
PG&E Corp.	20,874	857,921
Pinnacle West Capital Corp.	15,473	562,598
PPL Corp.	29,525	736,649
Progress Energy, Inc.	23,124	906,923
Public Service Enterprise Group, Inc.	9,205	288,393
SCANA Corp.	2,063	73,773
TECO Energy, Inc.	17,792	268,125
The Southern Co.	15,001	499,233
Wisconsin Energy Corp.	2,127	107,924
Xcel Energy, Inc.	42,461	875,121
		14,779,265
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	3,525	46,883
Electronic Components-Semiconductors — 1.6%
Advanced Micro Devices, Inc.†	5,042	36,907
Intel Corp.	152,286	2,961,963
LSI Corp.†	6,183	28,442
MEMC Electronic Materials, Inc.†	4,137	40,874
Microchip Technology, Inc.	1,485	41,194
Micron Technology, Inc.†	8,237	69,932
National Semiconductor Corp.	2,382	32,062
Texas Instruments, Inc.	44,905	1,045,388
		4,256,762
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	3,166	90,009
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	2,106	149,189
Engineering/R&D Services — 0.1%
Fluor Corp.	3,252	138,210
Jacobs Engineering Group, Inc.†	2,274	82,865
		221,075
Engines-Internal Combustion — 0.0%
Cummins, Inc.	1,350	87,926
Enterprise Software/Service — 0.0%
CA, Inc.	2,913	53,599
Novell, Inc.†	6,365	36,153
		89,752
Entertainment Software — 0.1%
Electronic Arts, Inc.†	23,857	343,541
Filtration/Separation Products — 0.1%
Pall Corp.	4,649	159,786
Finance-Consumer Loans — 0.2%
SLM Corp.†	63,437	659,110
Finance-Credit Card — 0.8%
American Express Co.	52,700	2,092,190
Discover Financial Services	9,894	138,318
		2,230,508
Finance-Investment Banker/Broker — 0.1%
E*Trade Financial Corp.†	3,603	42,587
The Charles Schwab Corp.	9,437	133,817
		176,404
Finance-Other Services — 0.2%
NYSE Euronext	21,872	604,323
The NASDAQ OMX Group, Inc.†	2,652	47,153
		651,476
Food-Confectionery — 0.7%
The Hershey Co.	34,850	1,670,360
The J.M. Smucker Co.	2,167	130,497
		1,800,857
Food-Dairy Products — 0.3%
Dean Foods Co.†	79,302	798,571
Food-Meat Products — 0.1%
Hormel Foods Corp.	1,260	51,005
Tyson Foods, Inc., Class A	5,555	91,046
		142,051
Food-Misc. — 2.0%
Campbell Soup Co.	4,939	176,964
ConAgra Foods, Inc.	4,053	94,516
General Mills, Inc.	34,095	1,211,054
H.J. Heinz Co.	2,877	124,344
Kellogg Co.	1,902	95,671
Kraft Foods, Inc., Class A	106,719	2,988,132
McCormick & Co., Inc.	12,177	462,239
Sara Lee Corp.	12,030	169,623
		5,322,543
Food-Retail — 0.2%
Safeway, Inc.	7,070	138,996
SUPERVALU, Inc.	3,861	41,853
The Kroger Co.	11,757	231,496
		412,345
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	10,763	307,499
Forestry — 0.2%
Plum Creek Timber Co., Inc.	1,749	60,393
Weyerhaeuser Co.	11,510	405,152
		465,545
Gas-Distribution — 0.6%
CenterPoint Energy, Inc.	25,576	336,580
Nicor, Inc.	824	33,372
NiSource, Inc.	64,447	934,482
Sempra Energy	4,503	210,695
		1,515,129
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	5,061	74,093
Hotel/Motels — 0.3%
Marriott International, Inc., Class A	24,551	735,057
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,170	13,631

3

Robert Half International, Inc.	1,310	30,850
		44,481
Independent Power Producers — 0.1%
NRG Energy, Inc.†	11,365	241,052
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,531	75,157
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	1,700	110,177
Airgas, Inc.	623	38,751
		148,928
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	2,143	44,296
Thermo Fisher Scientific, Inc.†	2,613	128,167
		172,463
Insurance Brokers — 0.9%
AON Corp.	4,902	181,962
Marsh & McLennan Cos., Inc.	97,847	2,206,450
		2,388,412
Insurance-Life/Health — 1.5%
Aflac, Inc.	5,296	225,980
Lincoln National Corp.	34,479	837,495
Principal Financial Group, Inc.	43,443	1,018,304
Prudential Financial, Inc.	3,561	191,083
Sun Life Financial, Inc.	22,900	602,499
Torchmark Corp.	1,501	74,315
Unum Group	47,855	1,038,453
		3,988,129
Insurance-Multi-line — 0.8%
ACE, Ltd.	14,200	731,016
American International Group, Inc.†(1)	2,457	84,619
Assurant, Inc.	2,034	70,580
Cincinnati Financial Corp.	2,965	76,705
Genworth Financial, Inc., Class A†	8,898	116,297
Hartford Financial Services Group, Inc.	8,080	178,810
Loews Corp.	6,395	213,017
MetLife, Inc.	14,921	563,417
The Allstate Corp.	9,786	281,152
		2,315,613
Insurance-Property/Casualty — 0.8%
Chubb Corp.	14,645	732,396
The Progressive Corp.	35,697	668,248
The Travelers Cos., Inc.	14,666	722,301
		2,122,945
Insurance-Reinsurance — 0.4%
Berkshire Hathaway, Inc., Class B†	13,552	1,079,959
Internet Security — 0.0%
Symantec Corp.†	4,796	66,568
VeriSign, Inc.†	1,992	52,888
		119,456
Investment Management/Advisor Services — 1.0%
Ameriprise Financial, Inc.	25,047	904,948
Franklin Resources, Inc.	1,237	106,617
Invesco, Ltd.	56,800	955,944
Legg Mason, Inc.	30,967	868,005
		2,835,514
Linen Supply & Related Items — 0.0%
Cintas Corp.	2,392	57,336
Machinery-Farming — 0.4%
Deere & Co.	19,478	1,084,535
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	649	36,318
Medical Instruments — 0.1%
Boston Scientific Corp.†	27,586	159,999
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	1,155	57,484
Medical Products — 1.7%
Baxter International, Inc.	5,426	220,513
Becton, Dickinson and Co.	2,038	137,810
CareFusion Corp.†	3,235	73,434
Johnson & Johnson	54,383	3,211,860
Zimmer Holdings, Inc.†	17,000	918,850
		4,562,467
Medical-Biomedical/Gene — 0.8%
Amgen, Inc.†	40,965	2,154,759
Genzyme Corp.†	2,428	123,270
		2,278,029
Medical-Drugs — 5.1%
Abbott Laboratories	37,898	1,772,869
Bristol-Myers Squibb Co.	52,120	1,299,873
Cephalon, Inc.†	752	42,676
Eli Lilly & Co.	33,962	1,137,727
Forest Laboratories, Inc.†	1,926	52,830
King Pharmaceuticals, Inc.†	4,541	34,466
Merck & Co., Inc.	111,522	3,899,924
Pfizer, Inc.	400,714	5,714,182
		13,954,547
Medical-Generic Drugs — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	24,000	1,247,760
Medical-HMO — 0.8%
Aetna, Inc.	7,730	203,917
Coventry Health Care, Inc.†	2,691	47,577
Humana, Inc.†	3,096	141,394
UnitedHealth Group, Inc.	52,392	1,487,933
WellPoint, Inc.†	7,772	380,284
		2,261,105
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	7,928	34,408
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	5,140	163,195
Cardinal Health, Inc.	6,587	221,389
McKesson Corp.	4,937	331,569
		716,153
Metal-Aluminum — 0.2%
Alcoa, Inc.	46,375	466,532

4

Metal-Iron — 0.3%
Cliffs Natural Resources, Inc.	19,300	910,188
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	20,256	450,291
Multimedia — 2.2%
Meredith Corp.	669	20,826
News Corp., Class A	22,552	269,722
The McGraw-Hill Cos., Inc.	35,913	1,010,592
The Walt Disney Co.	72,432	2,281,608
Time Warner, Inc.	69,335	2,004,475
WPP PLC†(5)	31,100	292,457
		5,879,680
Networking Products — 0.7%
Cisco Systems, Inc.†	84,000	1,790,040
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	1,535	27,001
Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	3,366	100,071
Waste Management, Inc.	44,688	1,398,288
		1,498,359
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,776	82,921
Xerox Corp.	25,089	201,716
		284,637
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	20,509	658,954
Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd.†	1,868	32,914
Oil Companies-Exploration & Production — 1.0%
Anadarko Petroleum Corp.	17,100	617,139
Cabot Oil & Gas Corp.	775	24,273
Chesapeake Energy Corp.	11,842	248,090
Devon Energy Corp.	4,878	297,168
EQT Corp.	1,361	49,186
Occidental Petroleum Corp.	17,400	1,342,410
QEP Resources, Inc.†	1,147	35,362
		2,613,628
Oil Companies-Integrated — 7.4%
BP PLC ADR	21,304	615,260
Chevron Corp.	98,811	6,705,315
ConocoPhillips	84,577	4,151,885
Exxon Mobil Corp.	77,372	4,415,620
Hess Corp.	20,516	1,032,775
Marathon Oil Corp.	12,908	401,310
Murphy Oil Corp.	25,328	1,255,002
Royal Dutch Shell PLC ADR	31,900	1,602,018
		20,179,185
Oil Refining & Marketing — 0.7%
Sunoco, Inc.	20,593	716,019
Tesoro Corp.	2,569	29,980
Valero Energy Corp.	57,888	1,040,826
		1,786,825
Oil-Field Services — 1.3%
Baker Hughes, Inc.	27,000	1,122,390
Halliburton Co.	8,235	202,169
Schlumberger, Ltd.	18,900	1,045,926
Smith International, Inc.	4,521	170,216
Weatherford International, Ltd.†	81,200	1,066,968
		3,607,669
Paper & Related Products — 0.6%
International Paper Co.	54,080	1,223,830
MeadWestvaco Corp.	23,900	530,580
		1,754,410
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.†	4,888	21,214
Pipelines — 0.4%
El Paso Corp.	6,017	66,849
Oneok, Inc.	1,934	83,646
Spectra Energy Corp.	32,464	651,552
The Williams Cos., Inc.	10,630	194,316
		996,363
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,753	61,437
Professional Sports — 0.1%
Madison Square Garden, Inc.	7,525	148,017
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	2,990	40,246
The New York Times Co., Class A†	44,219	382,494
The Washington Post Co., Class B	110	45,153
		467,893
Quarrying — 0.3%
Vulcan Materials Co.	19,023	833,778
Real Estate Investment Trusts — 0.3%
Apartment Investment & Management Co., Class A	1,424	27,583
AvalonBay Communities, Inc.	815	76,097
Boston Properties, Inc.	1,593	113,645
Equity Residential	3,191	132,873
Health Care REIT, Inc.	1,400	58,968
Host Hotels & Resorts, Inc.	11,975	161,423
Kimco Realty Corp.	7,379	99,174
Public Storage	1,261	110,854
Vornado Realty Trust	1,872	136,562
		917,179
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc.	2,603	57,448
The Gap, Inc.	3,593	69,920
		127,368
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,622	31,629
Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.†	23,600	875,088
Retail-Building Products — 1.5%
Home Depot, Inc.	86,070	2,415,985
Lowe’s Cos., Inc.	78,801	1,609,116
		4,025,101
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	1,112	20,894

5

Retail-Consumer Electronics — 0.0%
RadioShack Corp.	2,281	44,502
Retail-Discount — 1.7%
Big Lots, Inc.†	1,463	46,948
Costco Wholesale Corp.	8,023	439,901
Family Dollar Stores, Inc.	2,457	92,604
Target Corp.	39,999	1,966,751
Wal-Mart Stores, Inc.	44,894	2,158,054
		4,704,258
Retail-Drug Store — 0.7%
CVS Caremark Corp.	59,858	1,755,037
Walgreen Co.	7,120	190,104
		1,945,141
Retail-Jewelry — 0.2%
Tiffany & Co.	11,200	424,592
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	4,298	92,321
Sears Holdings Corp.†	878	56,763
		149,084
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	5,012	20,248
Staples, Inc.	4,913	93,593
		113,841
Retail-Regional Department Stores — 0.7%
Kohl’s Corp.†	28,000	1,330,000
Macy’s, Inc.	28,279	506,194
		1,836,194
Retail-Restaurants — 0.7%
Darden Restaurants, Inc.	31,121	1,209,051
McDonald’s Corp.	9,199	605,938
		1,814,989
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	4,419	43,925
Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	6,818	92,043
Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	31,985	891,102
Maxim Integrated Products, Inc.	55,100	921,823
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	113,000	1,102,880
		2,915,805
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	45,773	550,191
KLA-Tencor Corp.	1,732	48,288
Novellus Systems, Inc.†	944	23,940
		622,419
Steel-Producers — 0.8%
AK Steel Holding Corp.	780	9,298
Nucor Corp.	25,836	989,002
Steel Dynamics, Inc.	80,900	1,067,071
United States Steel Corp.	2,609	100,577
		2,165,948
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	789	34,866
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	1,471	14,475
Telecommunication Equipment — 0.0%
Harris Corp.	874	36,402
Tellabs, Inc.	4,556	29,113
		65,515
Telephone-Integrated — 3.3%
AT&T, Inc.	227,669	5,507,313
CenturyLink, Inc.	5,465	182,039
Frontier Communications Corp.	5,682	40,399
Qwest Communications International, Inc.	161,765	849,266
Verizon Communications, Inc.	79,968	2,240,703
Windstream Corp.	5,010	52,906
		8,872,626
Television — 0.5%
CBS Corp., Class B	112,480	1,454,366
Tobacco — 1.0%
Altria Group, Inc.	26,143	523,906
Lorillard, Inc.	1,669	120,135
Philip Morris International, Inc.	40,167	1,841,255
Reynolds American, Inc.	3,075	160,269
		2,645,565
Tools-Hand Held — 0.4%
Snap-On, Inc.	1,052	43,037
Stanley Black & Decker, Inc.	22,321	1,127,657
		1,170,694
Toys — 0.7%
Mattel, Inc.	87,221	1,845,596
Transport-Rail — 0.2%
CSX Corp.	2,620	130,031
Norfolk Southern Corp.	3,837	203,553
Union Pacific Corp.	3,867	268,795
		602,379
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	1,086	60,447
Expeditors International of Washington, Inc.	1,859	64,154
FedEx Corp.	5,698	399,487
Ryder System, Inc.	964	38,782
United Parcel Service, Inc., Class B	27,231	1,549,171
		2,112,041
Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	2,158	108,159
Web Portals/ISP — 0.1%
Yahoo!, Inc.†	10,067	139,227
Wireless Equipment — 0.4%
Motorola, Inc.†	42,282	275,679
QUALCOMM, Inc.	28,500	935,940
		1,211,619
Total Common Stock (cost $298,746,289)		262,857,164

6

EXCHANGE-TRADED FUNDS — 0.8%
iShares S&P 500 Value Index Fund (cost $2,217,848)	42,600	2,115,516
Total Long-Term Investment Securities (cost $300,964,137)		264,972,680
SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
T. Rowe Price Reserve Investment Fund	3,769,919	3,769,919
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.16% due 09/16/10(2)	$60,000	59,979
Total Short-Term Investment Securities (cost $3,829,898)		3,829,898
REPURCHASE AGREEMENTS — 1.5%
Agreement with State Street Bank & Trust Co. Joint Repurchase Agreement(4)	509,000	509,000
Bank of America Securities Joint Repurchase Agreement(4)	1,945,000	1,945,000
UBS Securities LLC Joint Repurchase Agreement(4)	1,665,000	1,665,000
Total Repurchase Agreements (cost $4,119,000)		4,119,000
TOTAL INVESTMENTS (cost $308,913,035)(3)	100.1%	272,921,578
Liabilities in excess of other assets	(0.1)	(142,887)
NET ASSETS	100.0%	$272,778,691

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)

Security was valued using fair value procedures at June 30, 2010. The aggregate value of these securities was $666,907 representing 0.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

ADR	— American Depository Receipt

Open Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2010	(Depreciation)
4	Long	S&P 500 Citigroup Value Index	September 2010	$516,020	$489,200	$(26,820)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Banks - Super Regional	$15,415,602	$—		$—	$15,415,602
Diversified Banking Institutions	20,718,775	—		—	20,718,775
Diversified Manufactoring Operations	17,748,012	—		—	17,748,012
Electric-Integrated	14,779,265	—		—	14,779,265
Medical - Drugs	13,954,547	—		—	13,954,547
Oil Companies-Integrated	20,179,185	—		—	20,179,185
Other Industries*	159,394,871	666,907	#	—	160,061,778
Exchange Traded Funds	2,115,516	—		—	2,115,516
Short-Term Investment Securities:
Registered Investment Companies	—	3,769,919		—	3,769,919
U.S. Government Treasuries	—	59,979		—	59,979
Repurchase Agreements	—	4,119,000		—	4,119,000
Other Financial Instruments+
Open Futures Contracts - Depreciation	(26,820)	—		—	(26,820)
Total	$264,278,953	$8,615,805		$—	$272,894,758

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $666,907 representing 0.2% of net ssets. See Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

7

SEASONS SERIES TRUST

MID CAP GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2010

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 98.4%
Advertising Agencies — 0.1%
The Interpublic Group of Cos., Inc.†	8,848	$63,086
Omnicom Group, Inc.	1,600	54,880
		117,966
Advertising Sales — 0.4%
Focus Media Holding, Ltd. ADR†	20,120	312,464
Lamar Advertising Co., Class A†	218	5,345
		317,809
Aerospace/Defense — 0.7%
Empressa Brasileira de Aeronautica SA ADR	2,400	50,280
Rockwell Collins, Inc.	8,897	472,698
Spirit Aerosystems Holdings, Inc., Class A†	290	5,527
TransDigm Group, Inc.	2,190	111,756
		640,261
Aerospace/Defense-Equipment — 0.8%
Alliant Techsystems, Inc.†	1,254	77,823
BE Aerospace, Inc.†	13,910	353,732
Elbit Systems, Ltd.	1,000	50,250
Goodrich Corp.	2,836	187,885
		669,690
Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	5,526	350,625
Intrepid Potash, Inc.†	2,000	39,140
		389,765
Airlines — 1.0%
AMR Corp.†	1,943	13,173
Continental Airlines, Inc., Class B†	2,525	55,550
Copa Holdings SA, Class A	354	15,654
Delta Air Lines, Inc.†	14,281	167,802
JetBlue Airways Corp.†	44,580	244,744
Skywest, Inc.	3,500	42,770
Southwest Airlines Co.	5,890	65,438
UAL Corp.†	2,279	46,856
US Airways Group, Inc.†	27,980	240,908
		892,895
Apparel Manufacturers — 1.5%
Coach, Inc.	20,377	744,779
Hanesbrands, Inc.†	20,003	481,272
Polo Ralph Lauren Corp.	1,011	73,763
		1,299,814
Appliances — 0.1%
Whirlpool Corp.	581	51,023
Applications Software — 2.0%
Check Point Software Technologies, Ltd.†	2,000	58,960
Citrix Systems, Inc.†	13,649	576,397
Compuware Corp.†	2,299	18,346
Emdeon, Inc., Class A†	472	5,914
Intuit, Inc.†	11,572	402,359
Nuance Communications, Inc.†	9,413	140,725
Red Hat, Inc.†	8,011	231,838
Salesforce.com, Inc.†	3,271	280,717
		1,715,256
Auction Houses/Art Dealers — 0.3%
KAR Auction Services, Inc.†	73	903
Ritchie Bros. Auctioneers, Inc.	5,900	107,498
Sotheby’s	5,600	128,072
		236,473
Audio/Video Products — 0.0%
Harman International Industries, Inc.†	598	17,874
Auto-Heavy Duty Trucks — 0.7%
Navistar International Corp.†	10,736	528,211
Oshkosh Corp.†	1,623	50,573
PACCAR, Inc.	1,300	51,831
		630,615
Auto/Truck Parts & Equipment-Original — 0.3%
Autoliv, Inc.†	525	25,121
BorgWarner, Inc.†	1,963	73,298
Federal-Mogul Corp.†	82	1,068
Lear Corp.†	252	16,682
TRW Automotive Holdings Corp.†	961	26,495
WABCO Holdings, Inc.†	2,764	87,011
		229,675
Banks-Commercial — 0.5%
Bank of Hawaii Corp.	279	13,489
City National Corp.	1,000	51,230
First Horizon National Corp.†	3,822	43,758
Marshall & Ilsley Corp.	8,800	63,184
Popular, Inc.†	26,766	71,733
Regions Financial Corp.	7,100	46,718
SVB Financial Group†	1,400	57,722
TCF Financial Corp.	3,500	58,135
Zions Bancorporation	2,200	47,454
		453,423
Banks-Fiduciary — 0.2%
Northern Trust Corp.	3,900	182,130
Banks-Super Regional — 0.1%
Fifth Third Bancorp	4,500	55,305
KeyCorp	7,300	56,137
		111,442
Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc.	3,533	91,364
Dr Pepper Snapple Group, Inc.	1,359	50,813
Hansen Natural Corp.†	1,012	39,579
		181,756
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	4,292	245,631
Broadcast Services/Program — 0.5%
Discovery Communications, Inc., Class A†	3,758	134,198
Discovery Communications, Inc., Class C†	5,100	157,743
Liberty Media-Starz, Series A†	1,200	62,208
Scripps Networks Interactive Inc., Class A	1,620	65,351
		419,500
Building & Construction Products-Misc. — 0.0%
Armstrong World Industries, Inc.†	30	905
Owens Corning†	1,148	34,337

1

USG Corp.†	499	6,028
		41,270
Building Products-Air & Heating — 0.3%
Lennox International, Inc.	5,409	224,852
Building Products-Cement — 0.4%
Eagle Materials, Inc.	11,483	297,754
Martin Marietta Materials, Inc.	822	69,714
		367,468
Building Products-Wood — 0.0%
Masco Corp.	1,946	20,939
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co.†	740	13,919
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	606	14,392
Building-Residential/Commercial — 0.4%
KB Home	1,300	14,300
Lennar Corp., Class A	2,400	33,384
MRV Engenharia e Participacoes SA	21,080	148,436
NVR, Inc.†	112	73,363
Pulte Group, Inc.†	4,060	33,617
Toll Brothers, Inc.†	1,900	31,084
		334,184
Cable/Satellite TV — 0.1%
Cablevision Systems Corp., Class A	3,600	86,436
Casino Hotels — 0.4%
MGM Resorts International†	18,716	180,422
Wynn Resorts, Ltd.	2,465	188,006
		368,428
Casino Services — 0.3%
Bally Technologies, Inc.†	999	32,358
International Game Technology	11,690	183,533
		215,891
Cellular Telecom — 0.6%
Leap Wireless International, Inc.†	3,800	49,324
MetroPCS Communications, Inc.†	45,673	374,062
NII Holdings, Inc.†	4,190	136,259
		559,645
Chemicals-Diversified — 0.3%
Celanese Corp., Class A	2,833	70,570
FMC Corp.	899	51,630
PPG Industries, Inc.	493	29,782
Sociedad Quimica y Minera de Chile SA ADR	4,100	133,701
		285,683
Chemicals-Specialty — 1.0%
Albemarle Corp.	2,953	117,264
Ashland, Inc.	126	5,849
Eastman Chemical Co.	271	14,460
Ecolab, Inc.	8,520	382,633
International Flavors & Fragrances, Inc.	1,438	61,000
Lubrizol Corp.	1,233	99,022
Sigma-Aldrich Corp.	4,026	200,616
		880,844
Coal — 1.2%
Alpha Natural Resources, Inc.†	291	9,856
Arch Coal, Inc.	5,658	112,085
Consol Energy, Inc.	10,773	363,696
Massey Energy Co.	1,400	38,290
Peabody Energy Corp.	7,700	301,301
Walter Energy, Inc.	3,063	186,384
		1,011,612
Coatings/Paint — 0.3%
RPM International, Inc.	1,172	20,909
The Sherwin-Williams Co.	3,128	216,426
Valspar Corp.	181	5,452
		242,787
Coffee — 0.7%
Green Mountain Coffee Roasters, Inc.†	24,348	625,744
Commercial Services — 0.4%
Alliance Data Systems Corp.†	965	57,437
Iron Mountain, Inc.	6,992	157,040
Quanta Services, Inc.†	6,900	142,485
Weight Watchers International, Inc.	601	15,440
		372,402
Commercial Services-Finance — 1.6%
Equifax, Inc.	1,600	44,896
Global Payments, Inc.	3,176	116,051
H&R Block, Inc.	2,459	38,582
Interactive Data Corp.	621	20,729
Lender Processing Services, Inc.	1,714	53,665
Moody’s Corp.	9,111	181,491
Morningstar, Inc.†	399	16,966
Paychex, Inc.	13,686	355,425
SEI Investments Co.	5,105	103,938
The Western Union Co.	23,254	346,717
Verisk Analytics, Inc., Class A†	3,968	118,643
		1,397,103
Computer Aided Design — 0.4%
ANSYS, Inc.†	4,537	184,066
Autodesk, Inc.†	8,346	203,309
		387,375
Computer Services — 0.7%
Cognizant Technology Solutions Corp., Class A†	9,482	474,669
Computer Sciences Corp.	1,200	54,300
DST Systems, Inc.	641	23,166
IHS, Inc., Class A†	876	51,176
		603,311
Computers-Integrated Systems — 0.8%
Diebold, Inc.	256	6,976
Jack Henry & Associates, Inc.	2,000	47,760
MICROS Systems, Inc.†	4,652	148,259
NCR Corp.†	2,899	35,136
Riverbed Technology, Inc.†	14,620	403,804

2

Teradata Corp.†	3,018	91,989
		733,924
Computers-Memory Devices — 1.9%
NetApp, Inc.†	20,962	782,092
SanDisk Corp.†	14,241	599,119
Seagate Technology†	16,364	213,386
Western Digital Corp.†	949	28,622
		1,623,219
Computers-Periphery Equipment — 0.3%
Lexmark International, Inc., Class A†	6,500	214,695
Logitech International SA†	3,200	42,912
		257,607
Consulting Services — 0.7%
Accretive Health, Inc.†	8,600	113,778
FTI Consulting, Inc.†	685	29,859
Gartner, Inc.†	1,322	30,737
Genpact, Ltd.†	20,391	316,672
SAIC, Inc.†	5,593	93,627
The Corporate Executive Board Co.	1,900	49,913
Towers Watson & Co., Class A	117	4,545
		639,131
Consumer Products-Misc. — 0.9%
Clorox Co.	5,299	329,386
Fortune Brands, Inc.	333	13,047
Jarden Corp.	13,880	372,955
The Scotts Miracle-Gro Co., Class A	831	36,905
Tupperware Brands Corp.	1,142	45,509
		797,802
Containers-Metal/Glass — 0.1%
Ball Corp.	351	18,543
Crown Holdings, Inc.†	2,929	73,342
Owens-Illinois, Inc.†	922	24,387
		116,272
Containers-Paper/Plastic — 0.1%
Pactiv Corp.†	2,158	60,100
Temple-Inland, Inc.	360	7,441
		67,541
Cosmetics & Toiletries — 0.7%
Alberto-Culver Co.	2,645	71,653
Avon Products, Inc.	17,046	451,719
The Estee Lauder Cos., Inc., Class A	1,994	111,126
		634,498
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.†	3,427	78,033
Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	2,243	42,729
Dun & Bradstreet Corp.	1,711	114,843
Fidelity National Information Services, Inc.	2,450	65,709
Fiserv, Inc.†	3,791	173,097
		396,378
Decision Support Software — 0.2%
MSCI, Inc., Class A†	5,292	145,001
Dental Supplies & Equipment — 0.3%
DENTSPLY International, Inc.	5,546	165,881
Patterson Cos., Inc.	4,047	115,461
		281,342
Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	1,997	90,704
Diagnostic Kits — 0.3%
Alere, Inc.†	444	11,837
IDEXX Laboratories, Inc.†	3,242	197,438
QIAGEN NV†	2,800	53,816
		263,091
Dialysis Centers — 0.3%
DaVita, Inc.†	3,579	223,473
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	4,120	319,424
Distribution/Wholesale — 1.1%
Fastenal Co.	5,494	275,744
Fossil, Inc.†	952	33,034
Ingram Micro, Inc., Class A†	173	2,628
LKQ Corp.†	18,383	354,424
WESCO International, Inc.†	249	8,384
WW Grainger, Inc.	2,919	290,295
		964,509
Diversified Financial Services — 0.1%
CBOE Holdings, Inc.†	3,500	113,925
Diversified Manufacturing Operations — 1.3%
Carlisle Cos., Inc.	78	2,818
Cooper Industries PLC	4,329	198,481
Dover Corp.	2,134	89,180
Eaton Corp.	791	51,763
Harsco Corp.	1,709	40,161
Ingersoll-Rand PLC	16,290	561,842
ITT Corp.	600	26,952
Leggett & Platt, Inc.	1,582	31,735
Parker Hannifin Corp.	824	45,699
Pentair, Inc.	928	29,881
SPX Corp.	175	9,242
Textron, Inc.	2,545	43,189
		1,130,943
E-Commerce/Services — 0.7%
Ctrip.com International, Ltd. ADR†	1,600	60,096
Expedia, Inc.	6,228	116,962
IAC/InterActive Corp.†	643	14,127
Liberty Media Corp. - Interactive, Class A†	9,500	99,750
NetFlix, Inc.†	722	78,445
priceline.com, Inc.†	1,458	257,395
		626,775
E-Services/Consulting — 0.6%
GSI Commerce, Inc.†	17,400	501,120
Electric Products-Misc. — 0.2%
AMETEK, Inc.	5,323	213,718

3

Electric-Transmission — 0.1%
ITC Holdings Corp.	797	42,169
Electronic Components-Misc. — 1.3%
AVX Corp.	66	846
Garmin, Ltd.	124	3,618
Gentex Corp.	20,822	374,380
Jabil Circuit, Inc.	29,692	394,904
Sanmina-SCI Corp.†	25,600	348,416
		1,122,164
Electronic Components-Semiconductors — 4.5%
Advanced Micro Devices, Inc.†	4,160	30,451
Altera Corp.	12,155	301,566
Avago Technologies, Ltd.†	1,919	40,414
Broadcom Corp., Class A	14,495	477,900
Cree, Inc.†	1,944	116,698
Fairchild Semiconductor International, Inc.†	3,300	27,753
GT Solar International, Inc.†	8,900	49,840
Intersil Corp., Class A	4,365	52,860
MEMC Electronic Materials, Inc.†	7,615	75,236
Microchip Technology, Inc.	8,181	226,941
National Semiconductor Corp.	13,213	177,847
NVIDIA Corp.†	48,191	492,030
ON Semiconductor Corp.†	15,870	101,251
PMC - Sierra, Inc.†	220	1,654
QLogic Corp.†	6,217	103,327
Rambus, Inc.†	1,898	33,253
Rovi Corp.†	15,215	576,801
Silicon Laboratories, Inc.†	2,932	118,922
Skyworks Solutions, Inc.†	34,177	573,832
Xilinx, Inc.	12,002	303,170
		3,881,746
Electronic Connectors — 0.3%
Amphenol Corp., Class A	6,138	241,101
Thomas & Betts Corp.†	166	5,760
		246,861
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	4,887	28,296
Synopsys, Inc.†	2,368	49,420
		77,716
Electronic Forms — 0.5%
Adobe Systems, Inc.†	15,770	416,801
Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.†	6,295	178,967
FLIR Systems, Inc.†	4,473	130,120
Itron, Inc.†	1,376	85,064
National Instruments Corp.	3,596	114,281
Trimble Navigation, Ltd.†	18,313	512,764
		1,021,196
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	242	5,409
Electronics-Military — 0.5%
Safran SA(1)	16,669	462,257
Energy-Alternate Sources — 0.2%
Covanta Holding Corp.†	136	2,256
First Solar, Inc.†	1,602	182,356
		184,612
Engineering/R&D Services — 1.4%
Aecom Technology Corp.†	12,865	296,667
Fluor Corp.	4,994	212,245
Foster Wheeler AG†	3,700	77,922
Jacobs Engineering Group, Inc.†	8,565	312,109
KBR, Inc.	168	3,417
McDermott International, Inc.†	12,902	279,457
The Shaw Group, Inc.†	878	30,045
		1,211,862
Engines-Internal Combustion — 0.4%
Cummins, Inc.	5,227	340,434
Enterprise Software/Service — 1.6%
BMC Software, Inc.†	13,762	476,578
CA, Inc.	11,026	202,878
Concur Technologies, Inc.†	10,850	463,078
Informatica Corp.†	4,161	99,365
Sybase, Inc.†	1,571	101,581
		1,343,480
Entertainment Software — 0.2%
Electronic Arts, Inc.†	9,304	133,978
Filtration/Separation Products — 0.4%
CLARCOR, Inc.	1,600	56,832
Donaldson Co., Inc.	3,794	161,814
Pall Corp.	4,014	137,961
		356,607
Finance-Consumer Loans — 0.1%
SLM Corp.†	5,000	51,950
Finance-Investment Banker/Broker — 0.5%
Greenhill & Co., Inc.	533	32,582
Interactive Brokers Group, Inc., Class A†	2,590	42,994
Lazard, Ltd., Class A	4,863	129,891
optionsXpress Holdings, Inc.†	3,400	53,516
TD Ameritrade Holding Corp.†	12,317	188,450
		447,433
Finance-Other Services — 0.6%
IntercontinentalExchange, Inc.†	2,937	331,969
NYSE Euronext	5,019	138,675
The NASDAQ OMX Group, Inc.†	240	4,267
		474,911
Food-Baking — 0.0%
Flowers Foods, Inc.	514	12,557
Food-Confectionery — 0.3%
The Hershey Co.	3,725	178,539
The J.M. Smucker Co.	1,300	78,286
		256,825
Food-Misc. — 0.8%
Campbell Soup Co.	4,993	178,899
ConAgra Foods, Inc.	814	18,982
H.J. Heinz Co.	2,344	101,308
McCormick & Co., Inc.	7,295	276,918

4

Sara Lee Corp.	8,525	120,203
		696,310
Food-Retail — 0.3%
Whole Foods Market, Inc.†	6,830	246,017
Forestry — 0.1%
Plum Creek Timber Co., Inc.	1,252	43,232
Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	1,126	24,085
Garden Products — 0.0%
Toro Co.	608	29,865
Gold Mining — 0.3%
Agnico-Eagle Mines, Ltd.	2,500	151,950
Eldorado Gold Corp.	4,000	71,840
Royal Gold, Inc.	134	6,432
		230,222
Hazardous Waste Disposal — 0.3%
Stericycle, Inc.†	3,530	231,497
Home Furnishings — 0.5%
Tempur-Pedic International, Inc.†	13,129	403,717
Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	962	29,274
Kinetic Concepts, Inc.†	99	3,614
		32,888
Hotels/Motels — 0.8%
Choice Hotels International, Inc.	2,636	79,633
Hyatt Hotels Corp., Class A†	1,400	51,926
Marriott International, Inc., Class A	10,873	325,538
Starwood Hotels & Resorts Worldwide, Inc.	6,026	249,657
		706,754
Human Resources — 0.7%
Emergency Medical Services Corp., Class A†	537	26,329
Hewitt Associates, Inc., Class A†	3,183	109,687
Manpower, Inc.	5,400	233,172
Monster Worldwide, Inc.†	4,331	50,456
Robert Half International, Inc.	6,013	141,606
		561,250
Identification Systems — 0.1%
Cogent, Inc.†	4,700	42,347
Independent Power Producers — 0.4%
Calpine Corp.†	13,236	168,362
NRG Energy, Inc.†	6,700	142,107
Ormat Technologies, Inc.	181	5,120
		315,589
Industrial Audio & Video Products — 0.3%
Dolby Laboratories, Inc., Class A†	3,468	217,409
Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	4,178	205,098
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	800	51,848
Airgas, Inc.	1,509	93,860
		145,708
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	608	67,871
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	969	20,029
Waters Corp.†	3,581	231,691
		251,720
Insurance Brokers — 0.4%
AON Corp.	2,200	81,664
Arthur J. Gallagher & Co.	471	11,483
Brown & Brown, Inc.	1,091	20,882
Erie Indemnity Co., Class A	373	16,971
Marsh & McLennan Cos., Inc.	9,023	203,469
		334,469
Insurance-Life/Health — 0.1%
Principal Financial Group, Inc.	3,400	79,696
Insurance-Multi-line — 0.5%
Assurant, Inc.	1,700	58,990
Genworth Financial, Inc., Class A†	25,336	331,141
Hartford Financial Services Group, Inc.	675	14,938
		405,069
Insurance-Property/Casualty — 0.2%
Arch Capital Group, Ltd.†	1,155	86,047
HCC Insurance Holdings, Inc.	2,300	56,948
WR Berkley Corp.	2,100	55,566
		198,561
Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	2,251	66,900
Endurance Specialty Holdings, Ltd.	89	3,340
RenaissanceRe Holdings, Ltd.	1,200	67,524
Validus Holdings, Ltd.	161	3,931
		141,695
Internet Content-Information/News — 0.1%
WebMD Health Corp.†	968	44,944
Internet Infrastructure Software — 0.5%
Akamai Technologies, Inc.†	7,012	284,477
F5 Networks, Inc.†	2,449	167,928
		452,405
Internet Security — 0.6%
McAfee, Inc.†	8,121	249,477
Symantec Corp.†	2,500	34,700
VeriSign, Inc.†	7,900	209,745
		493,922
Investment Management/Advisor Services — 1.9%
Affiliated Managers Group, Inc.†	806	48,981
Ameriprise Financial, Inc.	11,666	421,492
Artio Global Investors, Inc.	1,500	23,610
Eaton Vance Corp.	5,733	158,288
Federated Investors, Inc., Class B	3,246	67,225
GLG Partners, Inc.†	2,143	9,386
Invesco, Ltd.	17,660	297,218
Janus Capital Group, Inc.	8,502	75,498
T. Rowe Price Group, Inc.	4,693	208,322

5

Waddell & Reed Financial, Inc., Class A	13,623	298,071
		1,608,091
Lasers-System/Components — 0.1%
Cymer, Inc.†	1,600	48,064
II-VI, Inc.†	2,100	62,223
		110,287
Leisure Products — 0.4%
Brunswick Corp.	22,200	275,946
WMS Industries, Inc.†	2,748	107,859
		383,805
Machine Tools & Related Products — 0.1%
Kennametal, Inc.	1,105	28,100
Lincoln Electric Holdings, Inc.	770	39,262
		67,362
Machinery-Construction & Mining — 0.4%
Bucyrus International, Inc.	2,259	107,190
Joy Global, Inc.	4,161	208,424
Terex Corp.†	2,800	52,472
		368,086
Machinery-Electrical — 0.3%
Regal-Beloit Corp.	4,583	255,640
Machinery-Farming — 0.0%
CNH Global NV	79	1,789
Machinery-General Industrial — 0.5%
Gardner Denver, Inc.	896	39,953
IDEX Corp.	3,163	90,367
Roper Industries, Inc.	3,599	201,400
The Manitowoc Co., Inc.	2,374	21,698
Wabtec Corp.	1,635	65,220
		418,638
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	2,697	68,423
Machinery-Pumps — 0.3%
Flowserve Corp.	1,862	157,898
Graco, Inc.	2,896	81,638
		239,536
Medical Information Systems — 0.3%
Allscripts-Misys Healthcare Solutions, Inc.†	1,176	18,934
Cerner Corp.†	3,044	231,009
		249,943
Medical Instruments — 1.5%
Arthrocare Corp.†	2,700	82,755
Bruker Corp.†	4,900	59,584
Edwards Lifesciences Corp.†	9,989	559,584
Intuitive Surgical, Inc.†	1,108	349,707
St. Jude Medical, Inc.†	2,600	93,834
Techne Corp.	2,074	119,151
Thoratec Corp.†	1,037	44,311
		1,308,926
Medical Labs & Testing Services — 0.8%
Covance, Inc.†	2,269	116,445
Laboratory Corp. of America Holdings†	4,087	307,955
Quest Diagnostics, Inc.	5,983	297,774
		722,174
Medical Products — 1.0%
American Medical Systems Holdings, Inc.†	2,600	57,512
CareFusion Corp.†	4,412	100,152
Henry Schein, Inc.†	3,952	216,965
Hospira, Inc.†	3,000	172,350
Teleflex, Inc.	113	6,134
The Cooper Cos., Inc.	157	6,247
Varian Medical Systems, Inc.†	4,234	221,353
Zimmer Holdings, Inc.†	1,100	59,455
		840,168
Medical-Biomedical/Gene — 2.1%
Abraxis Bioscience, Inc.†	50	3,710
Alexion Pharmaceuticals, Inc.†	3,120	159,713
Amylin Pharmaceuticals, Inc.†	7,357	138,312
Biogen Idec, Inc.†	1,100	52,195
Charles River Laboratories International, Inc.†	1,885	64,486
Dendreon Corp.†	4,145	134,008
Human Genome Sciences, Inc.†	6,088	137,954
Illumina, Inc.†	5,402	235,149
Life Technologies Corp.†	5,238	247,495
Millipore Corp.†	1,017	108,463
Myriad Genetics, Inc.†	4,268	63,807
Regeneron Pharmaceuticals, Inc.†	7,873	175,725
Talecris Biotherapeutics Holdings Corp.†	926	19,539
United Therapeutics Corp.†	896	43,734
Vertex Pharmaceuticals, Inc.†	7,014	230,760
		1,815,050
Medical-Drugs — 0.9%
Auxilium Pharmaceuticals, Inc.†	11,100	260,850
Cephalon, Inc.†	1,500	85,125
Elan Corp. PLC ADR†	7,200	32,400
Shionogi & Co., Ltd.(1)	15,730	325,429
Shire PLC ADR	900	55,242
Valeant Pharmaceuticals International†	1,029	53,806
		812,852
Medical-Generic Drugs — 1.0%
Mylan, Inc.†	19,292	328,736
Perrigo Co.	2,461	145,371
Watson Pharmaceuticals, Inc.†	9,600	389,472
		863,579
Medical-HMO — 0.4%
CIGNA Corp.	1,700	52,802
Coventry Health Care, Inc.†	11,610	205,265
Humana, Inc.†	1,000	45,670
		303,737
Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	3,589	121,344
Health Management Associates, Inc., Class A†	4,527	35,175
Tenet Healthcare Corp.†	6,321	27,433

6

Universal Health Services, Inc., Class B	1,509	57,568
		241,520
Medical-Outpatient/Home Medical — 0.6%
Lincare Holdings, Inc.†	15,272	496,493
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	7,308	232,029
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	2,400	247,008
Timken Co.	1,152	29,940
		276,948
Metal-Iron — 0.2%
Cliffs Natural Resources, Inc.	4,349	205,099
Motion Pictures & Services — 0.4%
DreamWorks Animation SKG, Inc., Class A†	13,571	387,452
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	4,257	94,633
Multimedia — 0.6%
FactSet Research Systems, Inc.	2,993	200,501
Meredith Corp.	277	8,623
The McGraw-Hill Cos., Inc.	9,505	267,471
		476,595
Networking Products — 1.2%
Atheros Communications, Inc.†	13,464	370,799
Juniper Networks, Inc.†	7,100	162,022
Polycom, Inc.†	17,641	525,525
		1,058,346
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	1,545	27,177
Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	5,507	163,723
Waste Connections, Inc.†	3,010	105,019
		268,742
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	2,683	58,919
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	114	3,663
Oil & Gas Drilling — 0.3%
Atwood Oceanics, Inc.†	205	5,232
Diamond Offshore Drilling, Inc.	1,704	105,972
Karoon Gas Australia, Ltd.†(1)	12,331	61,261
Nabors Industries, Ltd.†	4,758	83,836
Pride International, Inc.†	1,257	28,081
Rowan Cos., Inc.†	261	5,726
		290,108
Oil Companies-Exploration & Production — 1.8%
Atlas Energy, Inc.†	2,835	76,743
Cabot Oil & Gas Corp.	1,900	59,508
Cimarex Energy Co.	1,517	108,587
Cobalt International Energy, Inc.†	3,400	25,330
Concho Resources, Inc.†	4,855	268,627
Continental Resources, Inc.†	1,805	80,539
EQT Corp.	2,506	90,567
EXCO Resources, Inc.	2,654	38,775
Forest Oil Corp.†	4,307	117,840
Mariner Energy, Inc.†	134	2,878
Newfield Exploration Co.†	1,200	58,632
Petrohawk Energy Corp.†	3,879	65,827
Quicksilver Resources, Inc.†	132	1,452
Range Resources Corp.	4,883	196,052
SandRidge Energy, Inc.†	3,603	21,006
SM Energy Co.	772	31,004
Southwestern Energy Co.†	1,700	65,688
Ultra Petroleum Corp.†	4,652	205,851
Whiting Petroleum Corp.†	65	5,097
		1,520,003
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	1,609	79,726
Oil Field Machinery & Equipment — 0.8%
Cameron International Corp.†	7,721	251,087
Dresser-Rand Group, Inc.†	3,148	99,320
Dril-Quip, Inc.†	1,000	44,020
FMC Technologies, Inc.†	5,299	279,045
		673,472
Oil Refining & Marketing — 0.0%
Holly Corp.	545	14,486
Oil-Field Services — 0.8%
Baker Hughes, Inc.	6,640	276,025
Core Laboratories NV	1,304	192,483
Exterran Holdings, Inc.†	118	3,046
Oceaneering International, Inc.†	1,700	76,330
Oil States International, Inc.†	57	2,256
Superior Energy Services, Inc.†	102	1,904
TETRA Technologies, Inc.†	5,600	50,848
Weatherford International, Ltd.†	5,394	70,877
		673,769
Paper & Related Products — 0.2%
International Paper Co.	6,142	138,993
Rayonier, Inc.	431	18,973
		157,966
Patient Monitoring Equipment — 0.0%
Masimo Corp.	1,500	35,715
Pharmacy Services — 0.8%
Omnicare, Inc.	213	5,048
SXC Health Solutions Corp.†	9,564	700,563
		705,611
Physicians Practice Management — 0.1%
MEDNAX, Inc.†	803	44,655
Pipelines — 0.0%
El Paso Corp.	2,341	26,009
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	436	17,305

7

SunPower Corp., Class A†	689	8,337
		25,642
Printing-Commercial — 0.6%
American Reprographics Co.†	3,800	33,174
R.R. Donnelley & Sons Co.	198	3,241
VistaPrint NV†	10,681	507,241
		543,656
Private Corrections — 0.5%
Corrections Corp. of America†	21,430	408,884
Professional Sports — 0.0%
Madison Square Garden, Inc., Class A†	1,876	36,901
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	752	29,080
Quarrying — 0.3%
Compass Minerals International, Inc.	2,492	175,138
Vulcan Materials Co.	1,900	83,277
		258,415
Racetracks — 0.0%
International Speedway Corp., Class A	189	4,869
Radio — 0.1%
Sirius XM Radio, Inc.†	70,260	66,712
Real Estate Investment Trusts — 0.7%
AMB Property Corp.	283	6,710
Apartment Investment & Management Co., Class A	1,042	20,184
Digital Realty Trust, Inc.	1,338	77,176
Equity Residential	327	13,616
Essex Property Trust, Inc.	212	20,679
Federal Realty Investment Trust	2,763	194,156
General Growth Properties, Inc.	3,656	48,479
ProLogis	534	5,409
Public Storage	1,800	158,238
UDR, Inc.	194	3,711
Ventas, Inc.	771	36,198
Vornado Realty Trust	263	19,186
		603,742
Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	5,155	70,160
Jones Lang LaSalle, Inc.	760	49,886
		120,046
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	4,800	54,336
The St. Joe Co.†	1,505	34,856
		89,192
Rental Auto/Equipment — 0.8%
Aaron’s Inc.	734	12,529
Hertz Global Holdings, Inc.†	28,478	269,402
Localiza Rent a Car SA	33,510	388,939
		670,870
Research & Development — 0.6%
Pharmaceutical Product Development, Inc.	20,807	528,706
Respiratory Products — 0.2%
ResMed, Inc.†	2,271	138,099
Retail-Apparel/Shoe — 2.1%
Abercrombie & Fitch Co., Class A	1,218	37,380
Aeropostale, Inc.†	1,690	48,402
American Eagle Outfitters, Inc.	935	10,986
Chico’s FAS, Inc.	3,231	31,922
Guess?, Inc.	1,168	36,488
J Crew Group, Inc.†	997	36,700
Limited Brands, Inc.	4,830	106,598
Phillips-Van Heusen Corp.	1,022	47,288
Ross Stores, Inc.	13,393	713,713
The Gap, Inc.	2,400	46,704
The Men’s Wearhouse, Inc.	2,350	43,146
Urban Outfitters, Inc.†	18,545	637,763
		1,797,090
Retail-Auto Parts — 1.1%
Advance Auto Parts, Inc.	9,739	488,703
AutoZone, Inc.†	903	174,478
O’Reilly Automotive, Inc.†	5,397	256,681
		919,862
Retail-Automobile — 0.6%
AutoNation, Inc.†	447	8,716
CarMax, Inc.†	12,144	241,666
Copart, Inc.†	3,106	111,226
Penske Auto Group, Inc.†	15,275	173,524
		535,132
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	9,760	361,901
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	790	40,021
Retail-Discount — 1.1%
Big Lots, Inc.†	3,066	98,388
BJ’s Wholesale Club, Inc.†	81	2,998
Dollar General Corp.†	3,663	100,916
Dollar Tree, Inc.†	4,252	176,990
Family Dollar Stores, Inc.	15,622	588,793
		968,085
Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,857	113,221
Retail-Jewelry — 0.2%
Tiffany & Co.	5,485	207,936
Retail-Mail Order — 0.6%
Williams-Sonoma, Inc.	21,521	534,151
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	1,389	29,836
Nordstrom, Inc.	3,024	97,342
		127,178
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	503	2,032
Staples, Inc.	2,700	51,435
		53,467
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	4,240	127,921
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	756	13,532

8

Retail-Restaurants — 1.0%
Brinker International, Inc.	1,616	23,367
Burger King Holdings, Inc.	1,659	27,938
Chipotle Mexican Grill, Inc.†	1,269	173,612
Darden Restaurants, Inc.	2,542	98,757
Panera Bread Co., Class A†	1,953	147,041
The Cheesecake Factory, Inc.†	14,030	312,308
Tim Hortons, Inc.	2,500	80,000
Wendy’s/Arby’s Group, Inc., Class A	2,285	9,140
		872,163
Retail-Sporting Goods — 0.4%
Dick’s Sporting Goods, Inc.†	15,218	378,776
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	212	3,180
Rubber-Tires — 0.1%
The Goodyear Tire & Rubber Co.†	4,392	43,656
Savings & Loans/Thrifts — 0.0%
Capitol Federal Financial	25	829
Hudson City Bancorp, Inc.	717	8,776
		9,605
Schools — 1.3%
Apollo Group, Inc., Class A†	5,161	219,188
Career Education Corp.†	1,181	27,187
DeVry, Inc.	3,752	196,942
Education Management Corp.†	3,231	49,273
ITT Educational Services, Inc.†	1,325	110,001
New Oriental Education & Technology Group, Inc. ADR†	600	55,914
Strayer Education, Inc.	2,272	472,326
		1,130,831
Semiconductor Components-Integrated Circuits — 2.5%
Analog Devices, Inc.	10,488	292,196
Atmel Corp.†	7,456	35,789
Cypress Semiconductor Corp.†	30,684	308,067
Linear Technology Corp.	10,053	279,574
Marvell Technology Group, Ltd.†	35,629	561,513
Maxim Integrated Products, Inc.	27,293	456,612
Power Integrations, Inc.	7,120	229,228
		2,162,979
Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	2,069	57,684
Lam Research Corp.†	4,688	178,425
Novellus Systems, Inc.†	1,541	39,080
Teradyne, Inc.†	3,259	31,775
Varian Semiconductor Equipment Associates, Inc.†	5,049	144,704
		451,668
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	3,582	224,627
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,301	94,531
Steel-Producers — 0.3%
AK Steel Holding Corp.	296	3,528
Carpenter Technology Corp.	2,595	85,194
Gerdau Ameristeel Corp.†	305	3,325
Reliance Steel & Aluminum Co.	152	5,495
Schnitzer Steel Industries, Inc., Class A	80	3,136
Steel Dynamics, Inc.	10,560	139,286
United States Steel Corp.	1,587	61,179
		301,143
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	1,782	78,747
Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	1,674	21,226
Finisar Corp.†	15,500	230,950
JDS Uniphase Corp.†	8,102	79,724
		331,900
Telecom Services — 0.2%
Amdocs, Ltd.†	1,045	28,058
Clearwire Corp., Class A†	2,096	15,259
NeuStar, Inc., Class A†	3,156	65,077
tw telecom, Inc.†	2,743	45,753
		154,147
Telecommunication Equipment — 0.1%
Harris Corp.	2,348	97,794
Telephone-Integrated — 0.1%
Frontier Communications Corp.	2,176	15,471
Level 3 Communications, Inc.†	11,561	12,602
Windstream Corp.	3,627	38,301
		66,374
Television — 0.1%
CBS Corp., Class B	1,463	18,917
Central European Media Enterprises, Ltd., Class A†	2,200	43,780
CTC Media, Inc.	3,800	54,872
		117,569
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	122	5,583
Theaters — 0.0%
Regal Entertainment Group, Class A	336	4,381
Therapeutics — 0.2%
BioMarin Pharmaceutical, Inc.†	4,738	89,832
Warner Chilcott PLC, Class A†	3,128	71,475
		161,307
Tobacco — 0.2%
Lorillard, Inc.	2,500	179,950
Toys — 0.4%
Hasbro, Inc.	2,359	96,955
Mattel, Inc.	11,525	243,869
		340,824
Transactional Software — 0.2%
Solera Holdings, Inc.	3,566	129,089
Transport-Equipment & Leasing — 0.0%
GATX Corp.	232	6,190
Transport-Marine — 0.3%
Frontline, Ltd.	10,428	297,615

9

Kirby Corp.†	64	2,448
		300,063
Transport-Rail — 0.4%
Kansas City Southern†	9,791	355,903
Transport-Services — 1.2%
C.H. Robinson Worldwide, Inc.	6,400	356,224
Expeditors International of Washington, Inc.	17,839	615,624
Ryder System, Inc.	507	20,396
UTi Worldwide, Inc.	1,539	19,053
		1,011,297
Transport-Truck — 0.5%
Con-way, Inc.	78	2,342
J.B. Hunt Transport Services, Inc.	9,648	315,200
Landstar System, Inc.	4,007	156,233
		473,775
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	1,554	38,477
Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	1,084	49,918
Mead Johnson Nutrition Co.	2,107	105,603
		155,521
Water Treatment Systems — 0.1%
Nalco Holding Co.	2,343	47,938
Web Hosting/Design — 0.6%
Equinix, Inc.†	5,428	440,862
Rackspace Hosting, Inc.†	2,900	53,186
		494,048
Web Portals/ISP — 0.1%
SINA Corp.†	1,500	52,890
Wire & Cable Products — 0.1%
General Cable Corp.†	2,737	72,941
Wireless Equipment — 1.0%
Aruba Networks, Inc.†	20,700	294,768
Crown Castle International Corp.†	5,252	195,690
RF Micro Devices, Inc.†	51,920	203,007
SBA Communications Corp., Class A†	6,116	208,005
		901,470
X-Ray Equipment — 0.3%
Hologic, Inc.†	18,500	257,705
Total Common Stock (cost $84,604,372)		85,089,596
RIGHTS — 0.0%
Medical-Drugs — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. Expires 12/31/10† (cost $574)	574	75
EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell Midcap Growth Index Fund (cost $1,828,625)	13,200	576,840
Total Long-Term Investment Securities (cost $86,433,571)		85,666,511

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.2%
T. Rowe Price Reserve Investment Fund	180,976	180,976
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.16% due 09/16/10(2)	$80,000	79,973
Total Short-Term Investment Securities (cost $260,949)		260,949
REPURCHASE AGREEMENTS — 0.8%
Bank of America Securities LLC Joint Repurchase Agreement (3)	80,000	80,000
State Street Bank & Trust Co. Joint Repurchase Agreement (3)	554,000	554,000
UBS Securities LLC Joint Repurchase Agreement (3)	70,000	70,000
Total Repurchase Agreements (cost $704,000)		704,000
TOTAL INVESTMENTS (cost $87,398,520)(4)	100.2%	86,631,460
Liabilities in excess of other assets	(0.2)	(130,068)
NET ASSETS	100.0%	$86,501,392

†	Non-income producing security
(1)

Security was valued using fair value procedures at June 30, 2010. The aggregate value of these securities was $848,947 representing 1.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details on Joint Repurchase Agreement.
(4)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2010	(Depreciation)
10	Long	S&P Midcap 400 E-Mini Index	September 2010	$744,965	$710,000	$(34,965)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.
	EUR	325,000	USD	401,242	07/13/2010	$4,573	$(778)
Brown Brothers Harriman & Co.
	JPY	1,713,000	USD	18,811	07/13/2010	—	(566)
Deutsche Bank AG London
	USD	28,955	JPY	2,696,000	07/13/2010	1,543	—
JPMorgan Chase Bank N.A
	JPY	17,315,000	USD	183,550	07/13/2010	—	(12,322)
Standard Chartered Bank
	JPY	8,840,000	USD	93,706	07/13/2010	—	(6,295)

Unrealized Appreciation (Depreciation)						$6,116	$(19,961)

EUR — Euro Dollar

JPY — Japanese Yen

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$84,240,649	$848,947	#	$—	$85,089,596
Rights	75	—		—	75
Exchange Traded Funds	576,840	—		—	576,840
Short-Term Investment Securities:
Registered Investment Companies	—	180,976		—	180,976
U.S. Government Treasuries	—	79,973		—	79,973
Repurchase Agreements	—	704,000		—	704,000
Other Financial Instruments+
Open Futures Contracts - Depreciation	(34,965)	—		—	(34,965)
Open Forward Foreign Currency Contracts - Appreciation	—	6,116		—	6,116
Open Forward Foreign Currency Contracts - Depreciation	—	(19,961)		—	(19,961)
Total	$84,782,599	$1,800,051		$—	$86,582,650

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $848,947 representing 1.0% of net ssets. See Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST

MID CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2010

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.2%
Advertising Agencies — 1.3%
The Interpublic Group of Cos., Inc.†	123,600	$881,268
Omnicom Group, Inc.	23,100	792,330
		1,673,598
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	974	8,454
Lamar Advertising Co., Class A†	1,091	26,752
		35,206
Aerospace/Defense — 0.1%
Rockwell Collins, Inc.	1,790	95,102
Spirit Aerosystems Holdings, Inc., Class A†	2,162	41,208
		136,310
Aerospace/Defense-Equipment — 0.5%
Alliant Techsystems, Inc.†	58	3,600
BE Aerospace, Inc.†	15,938	405,303
Curtiss-Wright Corp.	3,900	113,256
Goodrich Corp.	2,160	143,100
		665,259
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	6,106	387,426
Intrepid Potash, Inc.†	1,070	20,940
		408,366
Agricultural Operations — 0.1%
Bunge, Ltd.	3,460	170,197
Airlines — 0.4%
AMR Corp.†	5,406	36,653
Copa Holdings SA, Class A	266	11,762
JetBlue Airways Corp.†	52,630	288,939
Southwest Airlines Co.	15,490	172,094
UAL Corp.†	1,014	20,848
		530,296
Apparel Manufacturers — 0.5%
Hanesbrands, Inc.†	10,380	249,743
VF Corp.	5,714	406,722
		656,465
Appliances — 0.1%
Whirlpool Corp.	1,031	90,542
Applications Software — 0.6%
Compuware Corp.†	2,349	18,745
Emdeon, Inc., Class A†	57	714
Intuit, Inc.†	19,700	684,969
		704,428
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.†	568	7,026
Audio/Video Products — 0.0%
Harman International Industries, Inc.†	874	26,124
Auto/Truck Parts & Equipment-Original — 1.5%
Autoliv, Inc.	1,353	64,741
BorgWarner, Inc.†	220	8,215
Federal-Mogul Corp.†	361	4,700
Lear Corp.†	5,585	369,727
TRW Automotive Holdings Corp.†	16,428	452,920
WABCO Holdings, Inc.†	30,900	972,732
		1,873,035
Banks-Commercial — 4.4%
Associated Banc-Corp.	4,150	50,879
BancorpSouth, Inc.	2,003	35,813
Bank of Hawaii Corp.	783	37,858
BOK Financial Corp.	606	28,767
CapitalSource, Inc.	7,742	36,852
CIT Group, Inc.†	9,601	325,090
City National Corp.	16,892	865,377
Commerce Bancshares, Inc.	12,176	438,214
Cullen/Frost Bankers, Inc.	11,258	578,661
East West Bancorp, Inc.	3,551	54,153
First Citizens BancShares, Inc., Class A	130	25,003
First Horizon National Corp.†	34,966	400,366
Fulton Financial Corp.	4,761	45,944
M&T Bank Corp.	10,343	878,638
Marshall & Ilsley Corp.	36,104	259,227
Popular, Inc.†	15,349	41,135
Regions Financial Corp.	28,619	188,313
Signature Bank†	2,500	95,025
Synovus Financial Corp.	18,794	47,737
TCF Financial Corp.	30,767	511,040
UMB Financial Corp.	5,200	184,912
Valley National Bancorp.	3,863	52,614
Zions Bancorporation	19,346	417,293
		5,598,911
Banks-Fiduciary — 0.0%
Wilmington Trust Corp.	2,189	24,276
Banks-Super Regional — 3.3%
Comerica, Inc.	36,282	1,336,266
Fifth Third Bancorp	55,155	677,855
Huntington Bancshares, Inc.	17,197	95,272
KeyCorp	120,199	924,330
SunTrust Banks, Inc.	51,657	1,203,608
		4,237,331
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	1,681	84,521
Beverages-Non-alcoholic — 0.4%
Coca-Cola Enterprises, Inc.	2,961	76,571
Dr Pepper Snapple Group, Inc.	4,092	153,000
Hansen Natural Corp.†	7,424	290,353
		519,924
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	631	36,112
Central European Distribution Corp.†	1,696	36,260
Constellation Brands, Inc., Class A†	4,404	68,791
		141,163
Brewery — 0.1%
Molson Coors Brewing Co., Class B	3,163	133,985
Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†	1,835	65,528
Liberty Global, Inc., Class A†	6,102	158,591
Liberty Media Corp. - Capital Group, Series A†(4)	1,922	80,551
Liberty Media-Starz, Series A†	1,231	63,815
		368,485

1

Building & Construction Products-Misc. — 0.2%
Armstrong World Industries, Inc.†	442	13,340
Owens Corning†	1,217	36,400
Simpson Manufacturing Co., Inc.	6,300	154,665
USG Corp.†	961	11,609
		216,014
Building Products-Wood — 0.1%
Masco Corp.	6,026	64,840
Universal Forest Products, Inc.	2,500	75,775
		140,615
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co.†	1,443	27,143
Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	6,682	65,684
KB Home	1,844	20,284
Lennar Corp., Class A	3,821	53,150
MDC Holdings, Inc.	906	24,417
NVR, Inc.†	611	400,223
Pulte Group, Inc.†	8,089	66,977
Toll Brothers, Inc.†	3,468	56,737
		687,472
Cable/Satellite TV — 0.8%
Cablevision Systems Corp., Class A	5,650	135,656
DISH Network Corp., Class A	44,812	813,338
		948,994
Casino Hotels — 0.0%
MGM Resorts International†	5,509	53,107
Cellular Telecom — 0.6%
Leap Wireless International, Inc.†	1,464	19,003
MetroPCS Communications, Inc.†	3,150	25,798
NII Holdings, Inc.†	843	27,414
Sprint Nextel Corp.†	151,120	640,749
US Cellular Corp.†	371	15,267
		728,231
Chemicals-Diversified — 1.1%
Celanese Corp., Series A	19,380	482,756
FMC Corp.	5,431	311,902
Huntsman Corp.	4,527	39,249
Olin Corp.	21,300	385,317
PPG Industries, Inc.	3,337	201,588
		1,420,812
Chemicals-Specialty — 0.2%
Ashland, Inc.	1,716	79,657
Cabot Corp.	1,569	37,828
Cytec Industries, Inc.	1,175	46,988
Eastman Chemical Co.	1,377	73,477
Sigma-Aldrich Corp.	224	11,162
		249,112
Coal — 0.4%
Alpha Natural Resources, Inc.†	2,519	85,318
Arch Coal, Inc.	1,142	22,623
Consol Energy, Inc.	2,931	98,950
Massey Energy Co.	2,471	67,582
Peabody Energy Corp.	6,451	252,428
Walter Energy, Inc.	276	16,795
		543,696
Coatings/Paint — 0.4%
RPM International, Inc.	1,556	27,759
The Sherwin-Williams Co.	5,207	360,272
Valspar Corp.	2,142	64,517
		452,548
Commercial Services — 0.1%
Convergys Corp.†	2,386	23,407
Quanta Services, Inc.†	5,047	104,220
		127,627
Commercial Services-Finance — 0.7%
Equifax, Inc.	17,559	492,705
H&R Block, Inc.	4,638	72,770
Interactive Data Corp.	66	2,203
The Western Union Co.	16,600	247,506
Total System Services, Inc.	3,951	53,734
		868,918
Computer Aided Design — 0.4%
Autodesk, Inc.†	7,558	184,113
Parametric Technology Corp.†	19,810	310,423
		494,536
Computer Services — 0.1%
Computer Sciences Corp.	3,702	167,515
Computers-Integrated Systems — 0.3%
Brocade Communications Systems, Inc.†	10,656	54,985
Diebold, Inc.	12,842	349,944
		404,929
Computers-Memory Devices — 0.1%
Seagate Technology†	3,252	42,406
Western Digital Corp.†	4,241	127,909
		170,315
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	1,884	62,229
Consulting Services — 0.4%
CoreLogic, Inc.	2,494	44,044
FTI Consulting, Inc.†	9,018	393,095
Towers Watson & Co., Class A	870	33,799
		470,938
Consumer Products-Misc. — 0.6%
Clorox Co.	196	12,184
Fortune Brands, Inc.	18,313	717,503
Jarden Corp.	2,213	59,463
		789,150
Containers-Metal/Glass — 1.1%
Ball Corp.	10,151	536,278
Greif, Inc., Class A	7,332	407,219
Owens-Illinois, Inc.†	14,836	392,412
		1,335,909
Containers-Paper/Plastic — 0.4%
Bemis Co., Inc.	2,617	70,659
Packaging Corp. of America	2,476	54,522
Pactiv Corp.†	6,615	184,228
Sealed Air Corp.	3,827	75,468

2

Sonoco Products Co.	2,409	73,426
Temple-Inland, Inc.	2,104	43,490
		501,793
Cosmetics & Toiletries — 0.1%
Alberto-Culver Co.	3,566	96,603
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.†	1,932	43,992
Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	291	5,544
Fidelity National Information Services, Inc.	7,962	213,541
Fiserv, Inc.†	12,420	567,097
		786,182
Dental Supplies & Equipment — 0.6%
DENTSPLY International, Inc.	3,200	95,712
Patterson Cos., Inc.	21,500	613,395
		709,107
Diagnostic Kits — 0.0%
Inverness Medical Innovations†	1,428	38,070
Dialysis Centers — 0.3%
DaVita, Inc.†	5,300	330,932
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	6,640	514,799
Distribution/Wholesale — 0.4%
Fossil, Inc.†	6,360	220,692
Genuine Parts Co.	3,811	150,344
Ingram Micro, Inc., Class A†	3,739	56,795
Tech Data Corp.†	1,237	44,062
WESCO International, Inc.†	689	23,199
		495,092
Diversified Manufacturing Operations — 4.2%
Actuant Corp., Class A	1,200	22,596
Carlisle Cos., Inc.	1,357	49,028
Cooper Industries PLC	7,214	317,416
Crane Co.	1,184	35,769
Dover Corp.	1,649	68,912
Eaton Corp.	25,291	1,655,043
Harsco Corp.	1,787	41,995
Ingersoll-Rand PLC	7,725	266,435
ITT Corp.	4,404	197,828
Leggett & Platt, Inc.	1,454	29,167
Parker Hannifin Corp.	18,057	1,001,441
Pentair, Inc.	19,926	641,617
SPX Corp.	965	50,962
Textron, Inc.	14,631	248,288
Trinity Industries, Inc.	1,902	33,703
Tyco International, Ltd.	18,000	634,140
		5,294,340
Diversified Operations — 0.1%
Leucadia National Corp.†	4,677	91,248
E-Commerce/Products — 0.4%
NutriSystem, Inc.	23,600	541,384
E-Commerce/Services — 0.9%
Expedia, Inc.	2,894	54,349
IAC/InterActive Corp.†	15,288	335,878
Liberty Media Corp. - Interactive Group, Class A†(3)	65,446	687,183
		1,077,410
Electric Products-Misc. — 0.4%
AMETEK, Inc.	9,600	385,440
Molex, Inc.	3,195	58,277
		443,717
Electric-Generation — 0.1%
The AES Corp.†	16,073	148,515
Electric-Integrated — 7.3%
Allegheny Energy, Inc.	4,070	84,168
Alliant Energy Corp.	10,398	330,033
Ameren Corp.	5,719	135,941
CMS Energy Corp.	77,648	1,137,543
Consolidated Edison, Inc.	6,767	291,658
Constellation Energy Group, Inc.	4,434	142,996
DPL, Inc.	14,069	336,249
DTE Energy Co.	4,042	184,356
Edison International	24,271	769,876
FirstEnergy Corp.	14,212	500,689
Great Plains Energy, Inc.	9,473	161,230
Hawaiian Electric Industries, Inc.	2,236	50,936
Integrys Energy Group, Inc.	1,848	80,832
MDU Resources Group, Inc.	4,515	81,405
Northeast Utilities	27,174	692,394
NSTAR	2,563	89,705
NV Energy, Inc.	33,368	394,076
OGE Energy Corp.	2,333	85,294
Pepco Holdings, Inc.	5,357	83,998
Pinnacle West Capital Corp.	9,143	332,439
PPL Corp.	44,758	1,116,712
Progress Energy, Inc.	15,092	591,908
SCANA Corp.	19,730	705,545
TECO Energy, Inc.	5,134	77,369
Westar Energy, Inc.	2,655	57,375
Wisconsin Energy Corp.	2,806	142,376
Xcel Energy, Inc.	28,829	594,166
		9,251,269
Electric-Transmission — 0.0%
ITC Holdings Corp.	146	7,725
Electronic Components-Misc. — 0.3%
AVX Corp.	1,068	13,692
Garmin, Ltd.	2,531	73,854
Jabil Circuit, Inc.	1,266	16,838
Tyco Electronics, Ltd.	9,600	243,648
Vishay Intertechnology, Inc.†	4,134	31,997
		380,029
Electronic Components-Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	8,894	65,104
Fairchild Semiconductor International, Inc.†	3,014	25,348
International Rectifier Corp.†	1,696	31,562
Intersil Corp., Class A	1,953	23,651
LSI Corp.†	15,686	72,156

3

MEMC Electronic Materials, Inc.†	3,182	31,438
Micron Technology, Inc.†	78,235	664,215
National Semiconductor Corp.	34,120	459,255
ON Semiconductor Corp.†	67,970	433,649
PMC - Sierra, Inc.†	5,212	39,194
QLogic Corp.†	14,900	247,638
Xilinx, Inc.	18,900	477,414
		2,570,624
Electronic Connectors — 0.4%
Amphenol Corp., Class A	11,184	439,307
Thomas & Betts Corp.†	1,047	36,331
		475,638
Electronic Design Automation — 0.1%
Synopsys, Inc.†	3,372	70,374
Electronic Forms — 0.3%
Adobe Systems, Inc.†	15,600	412,308
Electronic Measurement Instruments — 0.2%
Itron, Inc.†	70	4,327
Trimble Navigation, Ltd.†	7,700	215,600
		219,927
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	2,594	57,976
Avnet, Inc.†	3,644	87,857
		145,833
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	2,778	196,794
Energy-Alternate Sources — 0.0%
Covanta Holding Corp.	2,928	48,576
Engineering/R&D Services — 0.4%
Aecom Technology Corp.†	1,686	38,879
Fluor Corp.	4,032	171,360
Jacobs Engineering Group, Inc.†	1,188	43,291
KBR, Inc.	3,631	73,854
McDermott International, Inc.†	1,165	25,234
The Shaw Group, Inc.†	858	29,361
URS Corp.†	1,988	78,228
		460,207
Enterprise Software/Service — 0.4%
BMC Software, Inc.†	13,020	450,882
CA, Inc.	1,737	31,961
Novell, Inc.†	8,360	47,485
		530,328
Entertainment Software — 0.0%
Electronic Arts, Inc.†	475	6,840
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	2,000	39,220
Filtration/Separation Products — 0.2%
Pall Corp.	7,900	271,523
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	1,531	27,895
Finance-Consumer Loans — 0.6%
SLM Corp.†	70,290	730,313
Finance-Credit Card — 0.1%
Discover Financial Services	13,051	182,453
Finance-Investment Banker/Broker — 1.1%
E*Trade Financial Corp.†	5,281	62,421
Interactive Brokers Group, Inc., Class A†	616	10,226
Jefferies Group, Inc.	9,398	198,110
Lazard, Ltd., Class A	36,290	969,306
Raymond James Financial, Inc.	8,182	202,013
		1,442,076
Finance-Other Services — 0.2%
NYSE Euronext	4,911	135,691
The NASDAQ OMX Group, Inc.†	2,930	52,095
		187,786
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	4,425	58,720
MBIA, Inc.†	3,680	20,645
		79,365
Food-Baking — 0.0%
Flowers Foods, Inc.	1,142	27,899
Food-Canned — 0.1%
Del Monte Foods Co.	4,765	68,568
Food-Confectionery — 0.5%
The Hershey Co.	1,536	73,621
The J.M. Smucker Co.	8,379	504,583
		578,204
Food-Dairy Products — 0.0%
Dean Foods Co.†	4,356	43,865
Food-Meat Products — 0.5%
Hormel Foods Corp.	10,038	406,338
Smithfield Foods, Inc.†	3,299	49,155
Tyson Foods, Inc., Class A	7,165	117,435
		572,928
Food-Misc. — 0.9%
Campbell Soup Co.	1,764	63,204
ConAgra Foods, Inc.	26,353	614,552
Corn Products International, Inc.	1,806	54,722
H.J. Heinz Co.	4,478	193,539
McCormick & Co., Inc.	1,593	60,470
RalCorp Holdings, Inc.†	1,317	72,172
Sara Lee Corp.	4,555	64,225
		1,122,884
Food-Retail — 0.5%
Safeway, Inc.	29,396	577,925
SUPERVALU, Inc.	5,094	55,219
		633,144
Forestry — 0.2%
Plum Creek Timber Co., Inc.	2,249	77,658
Weyerhaeuser Co.	5,078	178,746
		256,404
Funeral Services & Related Items — 0.0%
Service Corp. International	6,116	45,258
Gas-Distribution — 1.8%
AGL Resources, Inc.	1,868	66,912

4

Atmos Energy Corp.	2,235	60,434
CenterPoint Energy, Inc.	9,466	124,573
Energen Corp.	1,725	76,469
National Fuel Gas Co.	1,766	81,024
NiSource, Inc.	6,651	96,439
Questar Corp.	23,352	1,062,283
Sempra Energy	11,991	561,059
Southern Union Co.	2,987	65,296
UGI Corp.	2,620	66,653
Vectren Corp.	1,949	46,113
		2,307,255
Gold Mining — 0.5%
Agnico-Eagle Mines, Ltd.	8,200	498,396
Royal Gold, Inc.	3,164	151,872
		650,268
Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	44,693	654,305
Hospital Beds/Equipment — 0.7%
Hill-Rom Holdings, Inc.	238	7,242
Kinetic Concepts, Inc.†	25,063	915,050
		922,292
Hotels/Motels — 0.3%
Choice Hotels International, Inc.	620	18,730
Hyatt Hotels Corp., Class A†	1,047	38,833
Marriott International, Inc., Class A	6,139	183,802
Wyndham Worldwide Corp.	4,319	86,985
		328,350
Human Resources — 0.1%
Manpower, Inc.	1,965	84,849
Monster Worldwide, Inc.†	1,526	17,778
		102,627
Independent Power Producers — 0.2%
Calpine Corp.†	4,483	57,024
Mirant Corp.†	3,491	36,865
NRG Energy, Inc.†	6,127	129,954
Ormat Technologies, Inc.	229	6,478
RRI Energy, Inc.†	8,482	32,147
		262,468
Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	4,900	317,569
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,541	31,852
Insurance Brokers — 0.9%
AON Corp.	12,466	462,738
Arthur J. Gallagher & Co.	1,865	45,469
Brown & Brown, Inc.	1,268	24,270
Erie Indemnity Co., Class A	191	8,690
Marsh & McLennan Cos., Inc.	23,906	539,080
		1,080,247
Insurance-Life/Health — 1.3%
Lincoln National Corp.	20,244	491,727
Principal Financial Group, Inc.	33,623	788,123
Protective Life Corp.	2,054	43,935
StanCorp Financial Group, Inc.	1,137	46,094
Symetra Financial Corp.	839	10,068
Torchmark Corp.	1,980	98,030
Unum Group	7,988	173,339
		1,651,316
Insurance-Multi-line — 2.2%
ACE, Ltd.	4,300	221,364
American Financial Group, Inc.	2,060	56,279
American International Group, Inc.(5)†	2,901	99,910
American National Insurance Co.	168	13,603
Assurant, Inc.	2,684	93,135
Cincinnati Financial Corp.	3,507	90,726
CNA Financial Corp.†	633	16,180
Genworth Financial, Inc., Class A†	43,256	565,356
Hartford Financial Services Group, Inc.	40,563	897,659
Old Republic International Corp.	5,785	70,172
Unitrin, Inc.	1,222	31,283
XL Group PLC	40,900	654,809
		2,810,476
Insurance-Property/Casualty — 1.9%
Alleghany Corp.†	160	46,928
Arch Capital Group, Ltd.†	1,183	88,133
Fidelity National Financial, Inc., Class A	5,512	71,601
HCC Insurance Holdings, Inc.	2,760	68,338
Markel Corp.†	835	283,900
Mercury General Corp.	642	26,604
OneBeacon Insurance Group, Ltd.	552	7,905
The Hanover Insurance Group, Inc.	1,076	46,806
The Progressive Corp.	30,473	570,455
Wesco Financial Corp.	32	10,342
White Mountains Insurance Group, Ltd.	183	59,329
WR Berkley Corp.	44,711	1,183,053
		2,463,394
Insurance-Reinsurance — 1.4%
Allied World Assurance Holdings, Ltd.	1,211	54,955
Aspen Insurance Holdings, Ltd.	1,856	45,918
Axis Capital Holdings, Ltd.	2,178	64,730
Endurance Specialty Holdings, Ltd.	981	36,817
Everest Re Group, Ltd.	9,791	692,420
PartnerRe, Ltd.	8,378	587,633
Reinsurance Group of America, Inc.	1,755	80,221
RenaissanceRe Holdings, Ltd.	1,390	78,215
Transatlantic Holdings, Inc.	1,543	74,002
Validus Holdings, Ltd.	1,748	42,686
		1,757,597
Internet Security — 0.4%
McAfee, Inc.†	17,610	540,979
Investment Companies — 0.0%
Ares Capital Corp.	4,600	57,638
Investment Management/Advisor Services — 1.2%
Ameriprise Financial, Inc.	4,938	178,410
Federated Investors, Inc., Class B	681	14,103
GLG Partners, Inc.†	274	1,200
Invesco, Ltd.	56,338	948,169
Janus Capital Group, Inc.	35,888	318,685

5

Legg Mason, Inc.	3,925	110,018
		1,570,585
Linen Supply & Related Items — 0.1%
Cintas Corp.	3,188	76,416
Machine Tools & Related Products — 0.2%
Kennametal, Inc.	11,894	302,464
Machinery-Construction & Mining — 0.0%
Terex Corp.†	2,609	48,893
Machinery-Electrical — 0.0%
Regal-Beloit Corp.	150	8,367
Machinery-Farming — 0.1%
AGCO Corp.†	2,233	60,224
CNH Global NV†	511	11,574
		71,798
Machinery-General Industrial — 0.0%
Gardner Denver, Inc.	69	3,077
IDEX Corp.	339	9,685
Wabtec Corp.	972	38,773
		51,535
Machinery-Print Trade — 0.0%
Zebra Technologies Corp., Class A†	593	15,044
Machinery-Pumps — 0.0%
Flowserve Corp.	202	17,130
Medical Instruments — 0.3%
Beckman Coulter, Inc.	1,682	101,408
Boston Scientific Corp.†	36,391	211,068
		312,476
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	483	24,039
Medical Products — 0.9%
CareFusion Corp.†	3,392	76,998
Teleflex, Inc.	808	43,858
The Cooper Cos., Inc.	17,482	695,609
Zimmer Holdings, Inc.†	4,900	264,845
		1,081,310
Medical-Biomedical/Gene — 0.7%
Abraxis Bioscience, Inc.†	106	7,865
Bio-Rad Laboratories, Inc., Class A†	468	40,477
Biogen Idec, Inc.†	15,530	736,899
Charles River Laboratories International, Inc.†	1,210	41,394
Life Technologies Corp.†	1,280	60,480
		887,115
Medical-Drugs — 0.3%
Cephalon, Inc.†	1,805	102,434
Endo Pharmaceuticals Holdings, Inc.†	2,790	60,878
Forest Laboratories, Inc.†	7,257	199,059
King Pharmaceuticals, Inc.†	5,991	45,472
		407,843
Medical-Generic Drugs — 0.9%
Mylan, Inc.†	36,771	626,578
Par Pharmaceutical Cos., Inc.†	5,700	147,972
Watson Pharmaceuticals, Inc.†	9,482	384,685
		1,159,235
Medical-HMO — 0.9%
Aetna, Inc.	24,540	647,365
CIGNA Corp.	6,640	206,238
Coventry Health Care, Inc.†	3,550	62,764
Health Net, Inc.†	2,385	58,123
Humana, Inc.†	4,085	186,562
		1,161,052
Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	699	23,633
LifePoint Hospitals, Inc.†	1,327	41,668
Tenet Healthcare Corp.†	3,230	14,018
Universal Health Services, Inc., Class B	7,711	294,175
		373,494
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	1,700	74,749
Medical-Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	14,200	450,850
McKesson Corp.	5,800	389,528
		840,378
Metal Processors & Fabrication — 0.1%
Commercial Metals Co.	12,250	161,945
Timken Co.	546	14,191
		176,136
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	2,710	127,804
Mining — 0.3%
IAMGOLD Corp.	24,800	438,464
Miscellaneous Manufacturing — 0.1%
Aptargroup, Inc.	1,629	61,609
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	10,450	232,303
Multimedia — 0.3%
Meredith Corp.	10,495	326,709
The McGraw-Hill Cos., Inc.	2,256	63,484
		390,193
Non-Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	31,001	921,660
Waste Connections, Inc.†	389	13,572
		935,232
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	1,419	31,161
Xerox Corp.	33,096	266,092
		297,253
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	2,499	80,293
Oil & Gas Drilling — 0.7%
Atwood Oceanics, Inc.†	1,076	27,459
Diamond Offshore Drilling, Inc.	1,119	69,591
Helmerich & Payne, Inc.	14,008	511,572
Nabors Industries, Ltd.†	4,114	72,489
Patterson-UTI Energy, Inc.	3,692	47,516

6

Pride International, Inc.†	2,546	56,878
Rowan Cos., Inc.†	2,400	52,656
Unit Corp.†	966	39,210
		877,371
Oil Companies-Exploration & Production — 4.2%
Atlas Energy, Inc.†	506	13,697
Cabot Oil & Gas Corp.	8,894	278,560
Cobalt International Energy, Inc.†	1,763	13,134
Comstock Resources, Inc.†	1,134	31,435
Continental Resources, Inc.†	69	3,079
Denbury Resources, Inc.†	9,582	140,281
EOG Resources, Inc.	2,200	216,414
EQT Corp.	17,139	619,403
Forest Oil Corp.†	24,723	676,421
Mariner Energy, Inc.†	2,299	49,383
Newfield Exploration Co.†	24,286	1,186,614
Noble Energy, Inc.	4,191	252,843
Petrohawk Energy Corp.†	2,103	35,688
Pioneer Natural Resources Co.	2,782	165,390
Plains Exploration & Production Co.†	3,362	69,291
Quicksilver Resources, Inc.†	2,656	29,216
Range Resources Corp.	24,989	1,003,308
SandRidge Energy, Inc.†	3,580	20,871
SM Energy Co.	484	19,437
Whiting Petroleum Corp.†	5,237	410,686
		5,235,151
Oil Companies-Integrated — 0.2%
Murphy Oil Corp.	4,053	200,826
Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	2,514	81,755
Dresser-Rand Group, Inc.†	192	6,058
		87,813
Oil Refining & Marketing — 0.3%
Frontier Oil Corp.	2,539	34,149
Holly Corp.	345	9,170
Sunoco, Inc.	2,893	100,590
Tesoro Corp.	3,390	39,561
Valero Energy Corp.	13,571	244,007
		427,477
Oil-Field Services — 1.7%
Exterran Holdings, Inc.†	1,359	35,076
Halliburton Co.	19,661	482,677
Key Energy Services, Inc.†	34,760	319,097
Oceaneering International, Inc.†	1,323	59,403
Oil States International, Inc.†	1,127	44,607
SEACOR Holdings, Inc.†	541	38,227
Smith International, Inc.	5,964	224,545
Superior Energy Services, Inc.†	1,750	32,672
Weatherford International, Ltd.†	73,586	966,920
		2,203,224
Paper & Related Products — 0.4%
Domtar Corp.	1,012	49,740
International Paper Co.	13,016	294,552
MeadWestvaco Corp.	4,100	91,020
Rayonier, Inc.	1,353	59,559
		494,871
Pharmacy Services — 0.1%
Omnicare, Inc.	2,602	61,667
Physical Therapy/Rehabilitation Centers — 0.2%
Healthsouth Corp.†	16,600	310,586
Physicians Practice Management — 0.0%
Mednax, Inc.†	64	3,559
Pipelines — 1.6%
El Paso Corp.	86,382	959,704
Oneok, Inc.	2,551	110,331
Spectra Energy Corp.	15,551	312,108
The Williams Cos., Inc.	38,300	700,124
		2,082,267
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	861	34,173
SunPower Corp., Class A†	1,424	17,230
		51,403
Printing-Commercial — 0.1%
R.R. Donnelley & Sons Co.	4,689	76,759
Private Corrections — 0.0%
Corrections Corp. of America†	2,252	42,968
Professional Sports — 0.0%
Madison Square Garden, Inc.†	982	19,316
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	80	3,094
Publishing-Newspapers — 0.4%
Gannett Co., Inc.	5,716	76,937
The New York Times Co., Class A†	3,253	28,139
The Washington Post Co., Class B	865	355,065
		460,141
Quarrying — 0.1%
Vulcan Materials Co.	3,065	134,339
Racetracks — 0.3%
International Speedway Corp., Class A	467	12,030
Penn National Gaming, Inc.†	17,952	414,691
		426,721
Real Estate Investment Trusts — 5.8%
Alexandria Real Estate Equities, Inc.	12,843	813,861
AMB Property Corp.	3,661	86,802
Annaly Capital Management, Inc.	13,432	230,359
Apartment Investment & Management Co., Class A	1,422	27,544
AvalonBay Communities, Inc.	1,992	185,993
Boston Properties, Inc.	11,946	852,228
Brandywine Realty Trust	3,153	33,895
BRE Properties, Inc.	1,531	56,540
Camden Property Trust	1,580	64,543
Chimera Investment Corp.	18,434	66,547
Corporate Office Properties Trust	1,414	53,393
Developers Diversified Realty Corp.	4,783	47,352
Digital Realty Trust, Inc.	7,591	437,849
Douglas Emmett, Inc.	32,903	467,881
Duke Realty Corp.	19,484	221,143

7

Equity Residential	6,356	264,664
Essex Property Trust, Inc.	441	43,015
Federal Realty Investment Trust	592	41,600
General Growth Properties, Inc.	1,080	14,321
HCP, Inc.	7,055	227,524
Health Care REIT, Inc.	2,979	125,475
Hospitality Properties Trust	2,961	62,477
Host Hotels & Resorts, Inc.	47,924	646,016
HRPT Properties Trust†	6,201	38,508
Kimco Realty Corp.	9,735	130,838
Liberty Property Trust	2,717	78,385
Mack-Cali Realty Corp.	1,903	56,576
MFA Mtg. Investments, Inc.	44,390	328,486
Nationwide Health Properties, Inc.	2,875	102,839
Piedmont Office Realty Trust, Inc.	1,255	23,506
ProLogis	10,729	108,685
Realty Income Corp.	2,507	76,037
Regency Centers Corp.	1,963	67,527
Senior Housing Properties Trust	3,058	61,496
SL Green Realty Corp.	1,871	102,980
Tanger Factory Outlet Centers	4,010	165,934
Taubman Centers, Inc.	1,310	49,295
The Macerich Co.	3,114	116,214
UDR, Inc.	3,635	69,538
Ventas, Inc.	9,530	447,433
Vornado Realty Trust	3,528	257,368
Weingarten Realty Investors	2,885	54,959
		7,407,626
Real Estate Operations & Development — 0.0%
Forest City Enterprises, Inc., Class A†	3,058	34,617
The St. Joe Co.†	227	5,257
		39,874
Rental Auto/Equipment — 0.0%
Aaron’s Inc.	768	13,110
Hertz Global Holdings, Inc.†	678	6,414
		19,524
Research & Development — 0.1%
Pharmaceutical Product Development, Inc.	6,000	152,460
Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A	500	15,345
American Eagle Outfitters, Inc.	9,183	107,900
Foot Locker, Inc.	3,758	47,426
Guess?, Inc.	18,190	568,256
		738,927
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,156	22,542
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	3,668	68,922
Retail-Consumer Electronics — 0.1%
RadioShack Corp.	3,009	58,706
Retail-Discount — 0.2%
Big Lots, Inc.†	6,700	215,003
BJ’s Wholesale Club, Inc.†	1,185	43,857
		258,860
Retail-Hair Salons — 0.2%
Regis Corp.	18,300	284,931
Retail-Home Furnishings — 0.1%
Pier 1 Imports, Inc.†	18,800	120,508
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.†	2,052	56,430
Retail-Major Department Stores — 0.5%
J.C. Penney Co., Inc.	20,183	433,531
Nordstrom, Inc.	4,000	128,760
Sears Holdings Corp.†	1,089	70,404
		632,695
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	5,944	24,014
Retail-Pet Food & Supplies — 0.4%
PetSmart, Inc.	14,800	446,516
Retail-Regional Department Stores — 0.1%
Macy’s, Inc.	9,127	163,373
Retail-Restaurants — 0.0%
Brinker International, Inc.	318	4,598
Wendy’s/Arby’s Group, Inc., Class A	4,865	19,460
		24,058
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	1,773	26,595
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	890	16,981
Savings & Loans/Thrifts — 0.4%
Capitol Federal Financial	446	14,789
First Niagara Financial Group, Inc.	5,016	62,850
Hudson City Bancorp, Inc.	10,384	127,100
New York Community Bancorp, Inc.	10,451	159,587
People’s United Financial, Inc.	8,917	120,380
TFS Financial Corp.	1,916	23,778
Washington Federal, Inc.	2,699	43,670
		552,154
Schools — 0.0%
Education Management Corp.†	450	6,862
Semiconductor Components-Integrated Circuits — 0.2%
Analog Devices, Inc.	8,000	222,880
Atmel Corp.†	1,161	5,573
		228,453
Semiconductor Equipment — 0.3%
KLA-Tencor Corp.	3,855	107,477
Novellus Systems, Inc.†	260	6,594
Teradyne, Inc.†	28,530	278,167
		392,238
Steel-Producers — 1.3%
AK Steel Holding Corp.	2,245	26,760
Gerdau Ameristeel Corp.†	2,966	32,329
Reliance Steel & Aluminum Co.	13,180	476,457
Schnitzer Steel Industries, Inc., Class A	419	16,425
Steel Dynamics, Inc.	44,757	590,345

8

United States Steel Corp.	12,394	477,789
		1,620,105
Telecom Services — 0.4%
Amdocs, Ltd.†	3,567	95,774
Clearwire Corp., Class A†	44,996	327,571
Virgin Media, Inc.	7,967	132,969
		556,314
Telecommunication Equipment — 0.3%
CommScope, Inc.†	13,084	311,007
Tellabs, Inc.	9,246	59,082
		370,089
Telephone-Integrated — 1.2%
CenturyLink, Inc.	32,251	1,074,281
Frontier Communications Corp.	4,633	32,941
Level 3 Communications, Inc.†	24,408	26,605
Qwest Communications International, Inc.	41,668	218,757
Telephone and Data Systems, Inc.	2,027	61,600
Windstream Corp.	6,785	71,649
		1,485,833
Television — 0.7%
CBS Corp., Class B	70,147	907,001
Central European Media Enterprises, Ltd., Class A†	904	17,989
		924,990
Textile-Home Furnishings — 0.2%
Mohawk Industries, Inc.†	6,033	276,070
Theaters — 0.0%
Regal Entertainment Group, Class A	1,486	19,377
Therapeutics — 0.5%
Warner Chilcott PLC, Class A†	24,900	568,965
Tobacco — 0.2%
Lorillard, Inc.	3,668	264,023
Tools-Hand Held — 0.4%
Snap-On, Inc.	6,698	274,015
Stanley Black & Decker, Inc.	3,849	194,452
		468,467
Toys — 0.1%
Mattel, Inc.	3,676	77,784
Transactional Software — 0.7%
VeriFone Systems, Inc.†	47,700	902,961
Transport-Equipment & Leasing — 0.0%
GATX Corp.	803	21,424
Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	987	29,393
Frontline, Ltd.	219	6,250
Kirby Corp.†	1,213	46,397
Teekay Corp.	1,017	26,615
Tidewater, Inc.	1,245	48,207
		156,862
Transport-Rail — 0.7%
Kansas City Southern†	24,121	876,798
Transport-Services — 0.3%
Ryder System, Inc.	9,119	366,857
UTi Worldwide, Inc.	395	4,890
		371,747
Transport-Truck — 0.2%
Con-way, Inc.	1,188	35,664
Heartland Express, Inc.	12,600	182,952
		218,616
Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	4,236	212,308
NBTY, Inc.†	15,064	512,327
		724,635
Water — 0.2%
American Water Works Co., Inc.	4,193	86,376
Aqua America, Inc.	7,087	125,298
		211,674
Web Portals/ISP — 0.0%
AOL, Inc.†	2,561	53,243
Wire & Cable Products — 0.0%
General Cable Corp.†	803	21,400
X-Ray Equipment — 0.4%
Hologic, Inc.†	31,988	445,593
Total Common Stock
(cost $126,219,681)		123,386,314
RIGHTS† — 0.0%
Medical-Drugs — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc.
Expires 12/31/10
(cost $92)	92	12
EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell Midcap Value Index Fund
(cost $1,560,830)	40,100	1,461,244
Total Long-Term Investment Securities
(cost $127,780,603)		124,847,570
SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills
0.16% due 09/16/10(1)
(cost $79,973)	$80,000	79,973

9

REPURCHASE AGREEMENTS — 2.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/10, to be repurchased 07/01/10 in the amount of $788,000 and collateralized by $790,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $806,827	788,000	788,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/10, to be repurchased 07/01/10 in the amount of $1,079,000 and collateralized by $1,060,000 of United States Treasury Bills, bearing interest at 2.50% due 04/30/15 and having an approximate value of $1,102,824	1,079,000	1,079,000
State Street Bank & Trust Co. Joint Repurchase Agreement(6)	688,000	688,000
Total Repurchase Agreements
(cost $2,555,000)		2,555,000
TOTAL INVESTMENTS
(cost$130,415,576)(2)	100.4%	127,482,543
Liabilities in excess of other assets	(0.4)	(501,499)
NET ASSETS	100.0%	$126,981,044

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Security is a tracking stock issued by Liberty Media Corp. to track the performance of the Interactive Group.
(4)	Security is a tracking stock issued by Liberty Media Corp. to track the performance of the Capital Group.
(5)	Security represents an investment in an affiliated company; see Note 3.
(6)	See Note 2 for details of Joint Repurchase Agreements.

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at Trade	Value as of	Appreciation
Contracts	Type	Description	Month	Date	June 30, 2010	(Depreciation)
10	Long	S&P Midcap 400 E-Mini Index	September 2010	$746,165	$710,000	$(36,165)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Electric-Intergrated	$9,251,269	$—	$—	$9,251,269
Real Estate Investment Trusts	7,407,626	—	—	7,407,626
Other Industries*	106,727,419	—	—	106,727,419
Rights	12	—	—	12
Exchange Traded Funds	1,461,244	—	—	1,461,244
Short-Term Investment Securities:
U.S. Government Treasuries	—	79,973	—	79,973
Repurchase Agreements	—	2,555,000	—	2,555,000
Other Financial Instruments+
Open Futures Contracts - Depreciation	(36,165)	—	—	(36,165)
Total	$124,811,405	$2,634,973	$—	$127,446,378

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST

SMALL CAP PORTFOLIO

Portfolio of Investments — June 30, 2010

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 94.5%
Advanced Materials — 1.0%
Ceradyne, Inc.†	3,451	$73,748
Hexcel Corp.†	103,269	1,601,702
		1,675,450
Advertising Services — 0.1%
inVentiv Health, Inc.†	4,590	117,504
Aerospace/Defense — 0.6%
Aerovironment, Inc.†	2,024	43,981
Cubic Corp.	2,083	75,780
Esterline Technologies Corp.†	4,065	192,884
National Presto Industries, Inc.	645	59,895
Spirit Aerosystems Holdings, Inc., Class A†	22,400	426,944
Teledyne Technologies, Inc.†	4,910	189,428
		988,912
Aerospace/Defense-Equipment — 0.5%
AAR Corp.†	5,284	88,454
Curtiss-Wright Corp.	6,200	180,048
GenCorp, Inc.†	6,890	30,178
Kaman Corp.	3,513	77,708
Moog, Inc., Class A†	6,143	197,989
Orbital Sciences Corp.†	7,806	123,101
Triumph Group, Inc.	2,259	150,517
		847,995
Agricultural Operations — 0.1%
The Andersons, Inc.	2,494	81,279
Airlines — 0.1%
Allegiant Travel Co.	2,048	87,429
Skywest, Inc.	7,571	92,518
		179,947
Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†	7,546	99,909
Darling International, Inc.†	11,143	83,684
		183,593
Apparel Manufacturers — 1.2%
Carter’s, Inc.†	8,041	211,076
Hanesbrands, Inc.†	30,060	723,244
Jones Apparel Group, Inc.	42,000	665,700
Maidenform Brands, Inc.†	3,012	61,324
Oxford Industries, Inc.	1,879	39,328
Quiksilver, Inc.†	17,452	64,572
True Religion Apparel, Inc.†	3,440	75,921
Volcom, Inc.†	2,246	41,708
		1,882,873
Applications Software — 1.7%
Citrix Systems, Inc.†	19,170	809,549
Ebix, Inc.†	4,224	66,232
EPIQ Systems, Inc.†	18,858	243,834
Nuance Communications, Inc.†	94,598	1,414,240
Progress Software Corp.†	5,713	171,562
		2,705,417
Athletic Equipment — 0.0%
Nautilus, Inc.†	2,780	4,226
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†	3,665	41,158
Auction House/Art Dealers — 0.1%
Sotheby’s	7,960	182,045
Audio/Video Products — 0.1%
Audiovox Corp., Class A†	2,521	18,529
DTS, Inc.†	2,352	77,310
Universal Electronics, Inc.†	1,850	30,766
		126,605
Auto Repair Centers — 0.1%
Midas, Inc.†	1,928	14,788
Monro Muffler Brake, Inc.	2,686	106,177
		120,965
Auto/Truck Parts & Equipment-Original — 1.7%
Lear Corp.†	14,100	933,420
Spartan Motors, Inc.	4,452	18,698
Superior Industries International, Inc.	22,385	300,855
Titan International, Inc.	104,541	1,042,274
WABCO Holdings, Inc.†	14,340	451,423
		2,746,670
Auto/Truck Parts & Equipment-Replacement — 0.0%
ATC Technology Corp.†	2,719	43,830
Standard Motor Products, Inc.	2,559	20,651
		64,481
Banks-Commercial — 6.4%
Bank Mutual Corp.	6,169	35,040
Bank of the Ozarks, Inc.	1,763	62,534
City Holding Co.	2,121	59,133
City National Corp.	6,410	328,384
Columbia Banking System, Inc.	5,322	97,180
Community Bank System, Inc.	4,486	98,827
Cullen/Frost Bankers, Inc.	10,230	525,822
East West Bancorp, Inc.	20,032	305,488
First BanCorp.†	10,292	5,455
First Commonwealth Financial Corp.	10,394	54,569
First Financial Bancorp	6,737	100,718
First Financial Bankshares, Inc.	2,852	137,153
First Midwest Bancorp, Inc.	10,028	121,940
First Security Group, Inc.	75,048	144,092
Glacier Bancorp, Inc.	9,729	142,724
Hancock Holding Co.	3,844	128,236
Hanmi Financial Corp.†	6,920	8,719
Home Bancshares, Inc.	2,911	66,391
IBERIABANK Corp.	14,430	742,856
Independent Bank Corp.	2,871	70,856
Nara BanCorp., Inc.†	4,520	38,104
National Penn Bancshares, Inc.	17,063	102,549
NBT Bancorp, Inc.	4,663	95,218
Old National Bancorp	11,809	122,341
Pinnacle Financial Partners, Inc.†	4,525	58,146
PrivateBancorp, Inc.	7,931	87,875
S&T Bancorp, Inc.	3,260	64,418
Signature Bank†	75,931	2,886,137
Simmons First National Corp., Class A	2,078	54,568
Sterling Bancorp	3,638	32,742
Sterling Bancshares, Inc.	13,785	64,927
Susquehanna Bancshares, Inc.	17,557	146,250
SVB Financial Group†	11,110	458,065
The Bancorp, Inc.†	99,326	777,723
The South Financial Group, Inc.†	29,217	7,962
Tompkins Financial Corp.	6,678	252,094
Trustco Bank Corp. NY	10,340	57,904

1

UMB Financial Corp.	4,079	145,049
Umpqua Holdings Corp.	57,879	664,451
United Bankshares, Inc.	5,183	124,081
United Community Banks, Inc.†	11,222	44,327
Whitney Holding Corp.	13,066	120,861
Wilshire Bancorp, Inc.	2,638	23,083
Wintrust Financial Corp.	24,618	820,764
		10,485,756
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	9,930	63,850
Banks-Super Regional — 0.4%
KeyCorp	81,610	627,581
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	1,348	90,923
Broadcast Services/Program — 1.5%
DG FastChannel, Inc.†	36,447	1,187,443
Liberty Media Corp.-Starz, Series A†	24,223	1,255,721
		2,443,164
Building & Construction Products-Misc. — 0.9%
Drew Industries, Inc.†	2,561	51,732
Gibraltar Industries, Inc.†	51,759	522,766
Louisiana-Pacific Corp.†	57,590	385,277
NCI Building Systems, Inc.†	2,446	20,473
Quanex Building Products Corp.	5,127	88,646
Simpson Manufacturing Co., Inc.	15,078	370,165
		1,439,059
Building & Construction-Misc. — 0.1%
Dycom Industries, Inc.†	5,242	44,819
Insituform Technologies, Inc., Class A†	5,313	108,810
		153,629
Building Products-Air & Heating — 0.1%
AAON, Inc.	1,679	39,137
Comfort Systems USA, Inc.	5,142	49,672
		88,809
Building Products-Cement — 0.2%
Eagle Materials, Inc.	5,946	154,180
Texas Industries, Inc.	3,763	111,159
		265,339
Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	3,777	40,905
Building Products-Wood — 0.1%
Universal Forest Products, Inc.	2,624	79,533
Building-Heavy Construction — 0.3%
Granite Construction, Inc.	3,720	87,718
Tutor Perini Corp.†	28,920	476,601
		564,319
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	6,353	133,095
Building-Mobile Home/Manufactured Housing — 0.0%
Skyline Corp.	913	16,443
Winnebago Industries, Inc.†	3,942	39,184
		55,627
Building-Residential/Commercial — 0.1%
M/I Homes, Inc.†	2,509	24,187
Meritage Homes Corp.†	4,351	70,834
Standard Pacific Corp.†	13,417	44,679
		139,700
Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	1,527	15,468
Casino Services — 0.0%
Shuffle Master, Inc.†	7,260	58,153
Cellular Telecom — 1.0%
MetroPCS Communications, Inc.†	49,600	406,224
Syniverse Holdings, Inc.†	59,399	1,214,710
		1,620,934
Chemicals-Other — 0.0%
American Vanguard Corp.	2,811	22,291
Chemicals-Plastics — 0.2%
A. Schulman, Inc.	4,262	80,808
PolyOne Corp.†	35,270	296,973
		377,781
Chemicals-Specialty — 0.7%
Arch Chemicals, Inc.	3,401	104,547
Balchem Corp.	3,818	95,450
Ferro Corp.†	67,170	495,043
H.B. Fuller Co.	6,616	125,638
OM Group, Inc.†	4,181	99,759
Penford Corp.†	1,545	10,011
Quaker Chemical Corp.	1,510	40,906
Stepan Co.	1,045	71,509
Zep, Inc.	2,939	51,256
		1,094,119
Circuit Boards — 1.1%
Multi-Fineline Electronix, Inc.†	55,086	1,374,946
Park Electrochemical Corp.	13,829	337,566
TTM Technologies, Inc.†	5,848	55,556
		1,768,068
Coal — 0.5%
Alpha Natural Resources, Inc.†	25,849	875,506
Coffee — 0.0%
Peet’s Coffee & Tea, Inc.†	1,801	70,725
Collectibles — 0.0%
RC2 Corp.†	2,913	46,928
Commercial Services — 1.5%
Arbitron, Inc.	3,606	92,422
Healthcare Services Group, Inc.	5,942	112,601
HMS Holdings Corp.†	3,678	199,421
Live Nation Entertainment, Inc.†	19,427	203,012
Medifast, Inc.†	1,815	47,027
Pre-Paid Legal Services, Inc.†	901	40,986
Quanta Services, Inc.†	55,407	1,144,155
StarTek, Inc.†	1,609	6,275
Steiner Leisure, Ltd.†	16,030	616,193

2

TeleTech Holdings, Inc.†	4,328	55,788
		2,517,880
Commercial Services-Finance — 0.8%
Coinstar, Inc.†	4,295	184,556
Global Payments, Inc.	24,724	903,415
Heartland Payment Systems, Inc.	5,124	76,040
Rewards Network, Inc.	1,183	16,172
Wright Express Corp.†	5,255	156,073
		1,336,256
Communications Software — 0.2%
Digi International, Inc.†	34,712	287,068
Smith Micro Software, Inc.†	4,129	39,267
		326,335
Computer Services — 0.3%
CACI International, Inc., Class A†	4,090	173,743
CIBER, Inc.†	9,364	25,938
Insight Enterprises, Inc.†	6,260	82,382
Manhattan Associates, Inc.†	3,073	84,661
SYKES Enterprises, Inc.†	5,463	77,739
		444,463
Computer Software — 0.1%
Avid Technology, Inc.†	3,913	49,813
Blackbaud, Inc.	6,072	132,187
Phoenix Technologies, Ltd.†	4,751	13,730
		195,730
Computers-Integrated Systems — 0.2%
Agilysys, Inc.†	2,724	18,224
Integral Systems, Inc.†	2,374	15,075
Mercury Computer Systems, Inc.†	3,214	37,700
MTS Systems Corp.	2,216	64,264
NCI, Inc.†	933	21,067
Netscout Systems, Inc.†	4,759	67,673
Radiant Systems, Inc.†	3,815	55,165
Radisys Corp.†	3,275	31,178
Stratasys, Inc.†	2,777	68,203
		378,549
Computers-Memory Devices — 0.0%
Hutchinson Technology, Inc.†	3,165	13,704
Computers-Periphery Equipment — 0.2%
Compellent Technologies, Inc.†	3,093	37,487
Rimage Corp.†	11,530	182,520
Synaptics, Inc.†	4,586	126,115
		346,122
Consulting Services — 0.8%
Forrester Research, Inc.†	2,013	60,913
FTI Consulting, Inc.†	20,540	895,339
MAXIMUS, Inc.	2,364	136,805
Towers Watson & Co., Class A	6,970	270,784
		1,363,841
Consumer Products-Misc. — 0.8%
Blyth, Inc.	800	27,256
Central Garden and Pet Co., Class A†	50,491	452,904
Helen of Troy, Ltd.†	4,154	91,637
Jarden Corp.	24,200	650,254
Kid Brands, Inc.†	2,915	20,493
WD-40 Co.	2,240	74,816
		1,317,360
Data Processing/Management — 0.2%
Bowne & Co., Inc.	5,427	60,891
CommVault Systems, Inc.†	5,848	131,580
CSG Systems International, Inc.†	4,614	84,575
		277,046
Decision Support Software — 0.0%
Interactive Intelligence, Inc.†	1,749	28,736
Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	8,810	131,005
National Dentex Corp.†	21,830	367,835
		498,840
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	5,510	93,670
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,558	50,121
Merit Medical Systems, Inc.†	3,807	61,178
		111,299
Distribution/Wholesale — 1.2%
Brightpoint, Inc.†	9,548	66,836
Fossil, Inc.†	19,920	691,224
MWI Veterinary Supply, Inc.†	1,661	83,482
Pool Corp.	6,699	146,842
Scansource, Inc.†	3,644	90,845
School Specialty, Inc.†	2,171	39,230
United Stationers, Inc.†	10,897	593,559
Watsco, Inc.	4,391	254,327
		1,966,345
Diversified Manufacturing Operations — 0.7%
Actuant Corp., Class A	9,200	173,236
AO Smith Corp.	3,102	149,485
AZZ, Inc.	1,669	61,369
Barnes Group, Inc.	5,889	96,521
EnPro Industries, Inc.†	2,783	78,341
ESCO Technologies, Inc.	3,583	92,262
Federal Signal Corp.	8,391	50,682
Griffon Corp.†	5,973	66,061
Koppers Holdings, Inc.	14,110	317,193
LSB Industries, Inc.†	2,360	31,412
Lydall, Inc.†	2,309	17,641
Standex International Corp.	1,689	42,816
Tredegar Corp.	2,819	46,006
		1,223,025
Diversified Minerals — 0.1%
AMCOL International Corp.	3,398	79,853
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	3,091	168,892
Viad Corp.	2,780	49,067
Volt Information Sciences, Inc.†	1,636	13,743
		231,702

3

E-Commerce/Products — 0.8%
Blue Nile, Inc.†	1,963	92,418
MercadoLibre, Inc.†	19,600	1,029,980
NutriSystem, Inc.	4,248	97,449
Stamps.com, Inc.†	1,421	14,565
		1,234,412
E-Commerce/Services — 0.2%
United Online, Inc.	50,089	288,513
E-Marketing/Info — 0.0%
comScore, Inc.†	3,359	55,323
E-Services/Consulting — 0.1%
Perficient, Inc.†	4,151	36,985
Websense, Inc.†	5,851	110,584
		147,569
Electric Products-Misc. — 0.7%
AMETEK, Inc.	20,700	831,105
GrafTech International, Ltd.†	17,500	255,850
Littelfuse, Inc.†	2,967	93,787
		1,180,742
Electric-Integrated — 1.1%
Allete, Inc.	4,076	139,562
Avista Corp.	7,432	145,147
Central Vermont Public Service Corp.	1,609	31,762
CH Energy Group, Inc.	2,140	83,974
CMS Energy Corp.	19,970	292,561
El Paso Electric Co.†	5,932	114,784
MGE Energy, Inc.	5,320	191,733
NorthWestern Corp.	4,890	128,118
NV Energy, Inc.	39,450	465,904
UIL Holdings Corp.	4,057	101,547
Unisource Energy Corp.	4,880	147,278
		1,842,370
Electronic Components-Misc. — 0.6%
AVX Corp.	22,010	282,168
Bel Fuse, Inc., Class B	9,026	149,019
Benchmark Electronics, Inc.†	8,537	135,312
CTS Corp.	4,606	42,559
Daktronics, Inc.	4,630	34,725
Methode Electronics, Inc.	5,044	49,129
OSI Systems, Inc.†	2,472	68,648
Plexus Corp.†	5,466	146,161
Rogers Corp.†	2,138	59,372
Technitrol, Inc.	5,582	17,639
		984,732
Electronic Components-Semiconductors — 2.1%
Actel Corp.†	3,551	45,524
Avago Technologies, Ltd.†	73,202	1,541,634
Diodes, Inc.†	4,754	75,446
DSP Group, Inc.†	3,139	20,058
Kopin Corp.†	8,993	30,486
Microsemi Corp.†	11,225	164,222
ON Semiconductor Corp.†	32,900	209,902
QLogic Corp.†	50,492	839,177
Skyworks Solutions, Inc.†	23,936	401,885
Supertex, Inc.†	1,739	42,884
		3,371,218
Electronic Measurement Instruments — 0.7%
Analogic Corp.	1,742	79,279
Badger Meter, Inc.	2,049	79,276
FARO Technologies, Inc.†	2,185	40,881
Itron, Inc.†	15,500	958,210
Keithley Instruments, Inc.	1,835	16,203
		1,173,849
Electronic Security Devices — 0.1%
American Science and Engineering, Inc.	1,215	92,595
LoJack Corp.†	2,501	9,229
		101,824
Energy-Alternate Sources — 0.0%
Headwaters, Inc.†	8,197	23,279
Engineering/R&D Services — 0.5%
EMCOR Group, Inc.†	30,235	700,545
Exponent, Inc.†	1,862	60,925
Stanley, Inc.†	2,208	82,535
		844,005
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	6,778	115,362
Enterprise Software/Service — 1.0%
Concur Technologies, Inc.†	5,877	250,830
Epicor Software Corp.†	6,408	51,200
JDA Software Group, Inc.†	4,965	109,131
Lawson Software, Inc.†	122,710	895,783
MicroStrategy, Inc., Class A†	1,229	92,286
Omnicell, Inc.†	4,412	51,576
SYNNEX Corp.†	2,861	73,299
Taleo Corp., Class A†	5,250	127,522
Tyler Technologies, Inc.†	3,736	57,983
		1,709,610
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	11,450	103,050
THQ, Inc.†	9,166	39,597
		142,647
Environmental Consulting & Engineering — 0.7%
Tetra Tech, Inc.†	58,693	1,150,970
Filtration/Separation Products — 0.2%
CLARCOR, Inc.	6,835	242,779
Finance-Consumer Loans — 0.1%
Portfolio Recovery Associates, Inc.†	2,298	153,461
World Acceptance Corp.†	2,136	81,830
		235,291
Finance-Investment Banker/Broker — 1.2%
Duff & Phelps Corp., Class A	21,450	270,913
FBR Capital Markets Corp.†	90,940	302,830
Investment Technology Group, Inc.†	5,908	94,882
LaBranche & Co., Inc.†	5,728	24,516
optionsXpress Holdings, Inc.†	5,748	90,474
Piper Jaffray Cos., Inc.†	2,344	75,524
Raymond James Financial, Inc.	18,130	447,630
Stifel Financial Corp.†	7,910	343,215

4

SWS Group, Inc.	3,848	36,556
Thomas Weisel Partners Group, Inc.†	51,201	301,574
TradeStation Group, Inc.†	4,420	29,835
		2,017,949
Firearms & Ammunition — 0.0%
Sturm, Ruger & Co., Inc.	2,591	37,129
Food-Canned — 0.1%
TreeHouse Foods, Inc.†	4,709	215,013
Food-Meat Products — 0.1%
Smithfield Foods, Inc.†	14,810	220,669
Food-Misc. — 0.3%
Cal-Maine Foods, Inc.	1,709	54,568
Diamond Foods, Inc.	2,955	121,451
J & J Snack Foods Corp.	1,917	80,706
Lance, Inc.	4,352	71,764
The Hain Celestial Group, Inc.†	5,548	111,903
		440,392
Food-Retail — 0.2%
The Great Atlantic & Pacific Tea Co., Inc.†	3,743	14,598
Weis Markets, Inc.	9,210	303,101
		317,699
Food-Wholesale/Distribution — 0.2%
Calavo Growers, Inc.	1,594	28,628
Nash Finch Co.	1,707	58,311
Spartan Stores, Inc.	3,041	41,723
United Natural Foods, Inc.†	5,843	174,589
		303,251
Footwear & Related Apparel — 1.6%
CROCS, Inc.†	11,618	122,918
Deckers Outdoor Corp.†	1,747	249,594
Iconix Brand Group, Inc.†	91,062	1,308,561
Skechers USA, Inc., Class A†	4,622	168,796
The Timberland Co., Class A†	33,720	544,578
Wolverine World Wide, Inc.	6,713	169,302
		2,563,749
Forestry — 0.0%
Deltic Timber Corp.	1,456	60,861
Funeral Services & Related Items — 0.1%
Hillenbrand, Inc.	8,435	180,425
Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	8,196	77,534
Garden Products — 0.1%
The Toro Co.	4,400	216,128
Gas-Distribution — 1.1%
New Jersey Resources Corp.	11,916	419,443
Northwest Natural Gas Co.	11,199	487,940
Piedmont Natural Gas, Inc.	9,727	246,093
South Jersey Industries, Inc.	4,039	173,516
Southwest Gas Corp.	6,140	181,130
The Laclede Group, Inc.	7,506	248,674
		1,756,796
Golf — 0.4%
Callaway Golf Co.	106,384	642,559
Hazardous Waste Disposal — 0.2%
EnergySolutions, Inc.	48,847	248,631
Health Care Cost Containment — 0.2%
Corvel Corp.†	959	32,405
MedQuist, Inc.	35,930	284,206
		316,611
Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	3,548	49,637
La-Z-Boy, Inc.†	6,980	51,861
		101,498
Hotels/Motels — 0.1%
Marcus Corp.	2,809	26,573
Morgans Hotel Group Co.†	11,166	68,783
		95,356
Human Resources — 1.0%
Administaff, Inc.	3,086	74,558
AMN Healthcare Services, Inc.†	4,447	33,264
CDI Corp.	1,996	30,998
Cross Country Healthcare, Inc.†	21,312	191,595
Heidrick & Struggles International, Inc.	2,365	53,969
Hudson Highland Group, Inc.†	30,360	133,584
Kelly Services, Inc., Class A†	3,596	53,472
Korn/Ferry International†	8,820	122,598
Monster Worldwide, Inc.†	42,600	496,290
On Assignment, Inc.†	4,925	24,773
SFN Group, Inc.†	7,034	38,406
TrueBlue, Inc.†	38,076	426,070
		1,679,577
Identification Systems — 0.7%
Brady Corp., Class A	7,104	177,032
Checkpoint Systems, Inc.†	5,347	92,824
Cogent, Inc.†	88,665	798,871
		1,068,727
Industrial Audio & Video Products — 0.0%
Sonic Solutions, Inc.†	4,149	34,644
Industrial Automated/Robotic — 0.1%
Cognex Corp.	5,370	94,405
Gerber Scientific, Inc.†	3,410	18,244
Intermec, Inc.†	6,698	68,654
		181,303
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	3,984	114,181
Instruments-Scientific — 0.2%
Dionex Corp.†	2,387	177,736
FEI Co.†	5,131	101,132
		278,868
Insurance Brokers — 0.0%
eHealth, Inc.†	3,193	36,304
Insurance-Life/Health — 0.1%
Delphi Financial Group, Inc., Class A	6,453	157,518
Presidential Life Corp.	2,808	25,553
		183,071

5

Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	5,316	81,335
United Fire & Casualty Co.	2,993	59,321
		140,656
Insurance-Property/Casualty — 1.9%
American Physicians Capital, Inc.	1,103	34,028
AMERISAFE, Inc.†	2,554	44,823
Arch Capital Group, Ltd.†	6,050	450,725
CNA Surety Corp.†	27,787	446,537
EMC Insurance Group, Inc.	13,510	296,274
Employers Holdings, Inc.	5,792	85,316
Fidelity National Financial, Inc., Class A	10,210	132,628
Infinity Property & Casualty Corp.	1,789	82,616
Meadowbrook Insurance Group, Inc.	82,710	713,787
ProAssurance Corp.†	4,400	249,744
RLI Corp.	2,341	122,926
Safety Insurance Group, Inc.	2,053	76,002
Selective Insurance Group, Inc.	7,216	107,230
Stewart Information Services Corp.	2,488	22,442
The Navigators Group, Inc.†	1,752	72,060
Tower Group, Inc.	6,078	130,859
		3,067,997
Internet Application Software — 0.2%
Cybersource Corp.†	9,554	243,914
DealerTrack Holdings, Inc.†	5,468	89,948
eResearchTechnology, Inc.†	5,743	45,255
		379,117
Internet Connectivity Services — 0.0%
PC-Tel, Inc.†	2,563	12,918
Internet Content-Information/News — 0.0%
The Knot, Inc.†	4,073	31,688
Internet Security — 0.3%
Blue Coat Systems, Inc.†	5,772	117,922
McAfee, Inc.†	14,460	444,211
		562,133
Internet Telephone — 0.1%
j2 Global Communications, Inc.†	6,105	133,333
Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.†	24,803	1,507,278
Artio Global Investors, Inc.	52,380	824,461
Cohen & Steers, Inc.	3,840	79,642
National Financial Partners Corp.†	5,776	56,432
Teton Advisors, Inc., Class A†	155	1,395
		2,469,208
Lasers-System/Components — 0.2%
Cymer, Inc.†	4,071	122,293
Electro Scientific Industries, Inc.†	3,740	49,966
II-VI, Inc.†	3,502	103,764
Newport Corp.†	4,965	44,983
		321,006
Leisure Products — 0.7%
Brunswick Corp.	11,988	149,011
Multimedia Games, Inc.†	3,717	16,727
WMS Industries, Inc.†	25,957	1,018,812
		1,184,550
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	2,506	51,749
UniFirst Corp.	1,944	85,575
		137,324
Machinery-Construction & Mining — 0.4%
Astec Industries, Inc.†	2,697	74,788
Terex Corp.†	33,300	624,042
		698,830
Machinery-Electrical — 0.6%
Baldor Electric Co.	5,707	205,908
Regal-Beloit Corp.	13,010	725,698
		931,606
Machinery-Farming — 0.3%
AGCO Corp.†	17,570	473,863
Lindsay Corp.	1,691	53,588
		527,451
Machinery-General Industrial — 1.3%
Albany International Corp., Class A	32,759	530,368
Altra Holdings, Inc.†	59,310	772,216
Applied Industrial Technologies, Inc.	5,045	127,740
Intevac, Inc.†	3,013	32,149
Robbins & Myers, Inc.	4,464	97,047
Wabtec Corp.	14,790	589,973
		2,149,493
Machinery-Material Handling — 0.0%
Cascade Corp.	1,243	44,263
Medical Information Systems — 0.3%
Computer Programs & Systems, Inc.	1,314	53,769
Eclipsys Corp.†	7,773	138,670
Phase Forward, Inc.†	5,931	98,929
Quality Systems, Inc.	2,577	149,440
		440,808
Medical Instruments — 1.8%
Abaxis, Inc.†	2,986	63,990
AGA Medical Holdings, Inc.†	53,000	672,570
Conmed Corp.†	3,952	73,626
CryoLife, Inc.†	3,889	20,961
Integra LifeSciences Holdings Corp.†	2,826	104,562
Kensey Nash Corp.†	1,307	30,989
Natus Medical, Inc.†	3,860	62,879
NuVasive, Inc.†	28,696	1,017,560
SurModics, Inc.†	2,353	38,613
Symmetry Medical, Inc.†	4,868	51,309
Volcano Corp.†	33,900	739,698
		2,876,757
Medical Labs & Testing Services — 0.1%
Bio-Reference Laboratories, Inc.†	3,237	71,764
Genoptix, Inc.†	2,374	40,833
		112,597
Medical Laser Systems — 0.0%
LCA-Vision, Inc.†	2,525	13,988

6

Palomar Medical Technologies, Inc.†	2,509	28,076
		42,064
Medical Products — 1.6%
American Medical Systems Holdings, Inc.†	10,203	225,690
Cantel Medical Corp.	1,759	29,375
Cyberonics, Inc.†	3,238	76,676
Greatbatch, Inc.†	3,136	69,964
Haemonetics Corp.†	3,477	186,089
Hanger Orthopedic Group, Inc.†	4,334	77,839
Invacare Corp.	4,386	90,966
Osteotech, Inc.†	2,460	7,798
PSS World Medical, Inc.†	61,489	1,300,492
The Cooper Cos., Inc.	6,306	250,916
West Pharmaceutical Services, Inc.	4,498	164,132
Zoll Medical Corp.†	2,900	78,590
		2,558,527
Medical-Biomedical/Gene — 1.3%
Arqule, Inc.†	3,817	16,413
Cambrex Corp.†	3,967	12,496
Cubist Pharmaceuticals, Inc.†	7,901	162,761
Emergent Biosolutions, Inc.†	2,271	37,108
Enzo Biochem, Inc.†	21,912	89,182
Martek Biosciences Corp.†	68,151	1,615,860
Regeneron Pharmaceuticals, Inc.†	8,762	195,568
		2,129,388
Medical-Drugs — 0.4%
Hi-Tech Pharmacal Co., Inc.†	1,308	29,966
PharMerica Corp.†	4,139	60,678
Salix Pharmaceuticals, Ltd.†	7,710	300,921
Savient Pharmaceuticals, Inc.†	9,143	115,202
ViroPharma, Inc.†	10,539	118,142
		624,909
Medical-Generic Drugs — 0.7%
Mylan, Inc.†	60,344	1,028,262
Par Pharmaceutical Cos., Inc.†	4,748	123,258
		1,151,520
Medical-HMO — 0.9%
AMERIGROUP Corp.†	7,002	227,425
Centene Corp.†	44,300	952,450
Healthspring, Inc.†	6,670	103,452
Magellan Health Services, Inc.†	4,512	163,876
Molina Healthcare, Inc.†	1,809	52,099
		1,499,302
Medical-Hospitals — 0.3%
LifePoint Hospitals, Inc.†	13,980	438,972
MedCath Corp.†	2,505	19,689
		458,661
Medical-Nursing Homes — 0.6%
Odyssey HealthCare, Inc.†	4,545	121,442
Sun Healthcare Group, Inc.†	107,233	866,443
		987,885
Medical-Outpatient/Home Medical — 0.3%
Air Methods Corp.†	1,494	44,447
Almost Family, Inc.†	1,085	37,899
Amedisys, Inc.†	3,869	170,120
Amsurg Corp.†	4,155	74,042
Gentiva Health Services, Inc.†	4,032	108,904
LHC Group, Inc.†	2,087	57,914
Res-Care, Inc.†	3,466	33,482
		526,808
Metal Processors & Fabrication — 1.6%
CIRCOR International, Inc.	2,313	59,167
Haynes International, Inc.	20,250	624,307
Kaydon Corp.	17,272	567,558
Mueller Industries, Inc.	16,972	417,511
RBC Bearings, Inc.†	21,413	620,763
RTI International Metals, Inc.†	14,715	354,779
		2,644,085
Metal Products-Distribution — 0.1%
A.M. Castle & Co.†	2,270	31,530
Lawson Products, Inc.	547	9,288
Olympic Steel, Inc.	6,302	144,757
		185,575
Metal-Aluminum — 0.0%
Century Aluminum Co.†	7,781	68,706
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	3,740	176,378
Miscellaneous Manufacturing — 0.3%
Aptargroup, Inc.	8,500	321,470
John Bean Technologies Corp.	3,814	58,163
Movado Group, Inc.†	2,441	26,070
		405,703
Multimedia — 0.0%
EW Scripps Co., Class A†	4,086	30,359
Networking Products — 0.4%
Adaptec, Inc.†	16,176	46,749
ADPT Corp.†	98	283
Anixter International, Inc.†	3,830	163,158
Black Box Corp.	12,551	350,047
Netgear, Inc.†	4,770	85,097
		645,334
Non-Ferrous Metals — 0.1%
Brush Engineered Materials, Inc.†	2,744	54,825
Horsehead Holding Corp†	21,960	166,018
		220,843
Office Furnishings-Original — 0.1%
Interface, Inc. Class A	7,649	82,150
Office Supplies & Forms — 0.0%
The Standard Register Co.	1,727	5,423
Oil & Gas Drilling — 0.0%
Pioneer Drilling Co.†	7,330	41,561
Seahawk Drilling, Inc.†	1,602	15,572
		57,133
Oil Companies-Exploration & Production — 3.2%
Bill Barrett Corp.†	17,870	549,860
Brigham Exploration Co.†	55,164	848,422

7

Cabot Oil & Gas Corp.	24,300	761,076
Carrizo Oil & Gas, Inc.†	16,960	263,389
Concho Resources, Inc.†	17,062	944,040
Denbury Resources, Inc.†	23,010	336,866
Penn Virginia Corp.	6,154	123,757
PetroCorp, Inc.†(1)(2)	154	0
Petroleum Development Corp.†	2,606	66,766
Petroquest Energy, Inc.†	30,306	204,869
Rex Energy Corp†	26,811	270,791
SM Energy Co.	16,796	674,527
Stone Energy Corp.†	5,710	63,724
Swift Energy Co.†	5,122	137,833
		5,245,920
Oil Field Machinery & Equipment — 0.7%
Dril-Quip, Inc.†	4,096	180,306
Gulf Island Fabrication, Inc.	20,667	320,752
Lufkin Industries, Inc.	4,053	158,026
National Oilwell Varco, Inc.	6,760	223,553
Natural Gas Services Group, Inc.†	19,230	290,950
		1,173,587
Oil Refining & Marketing — 0.1%
Holly Corp.	5,906	156,981
Oil-Field Services — 0.9%
Basic Energy Services, Inc.†	3,136	24,147
CARBO Ceramics, Inc.	2,600	187,694
Hornbeck Offshore Services, Inc.†	3,145	45,917
Matrix Service Co.†	45,385	422,535
Oil States International, Inc.†	6,785	268,550
SEACOR Holdings, Inc.†	3,049	215,442
Superior Well Services, Inc.†	11,934	199,537
TETRA Technologies, Inc.†	10,249	93,061
		1,456,883
Paper & Related Products — 0.2%
Buckeye Technologies, Inc.†	5,315	52,884
Clearwater Paper Corp.†	1,554	85,097
Neenah Paper, Inc.	1,991	36,436
Schweitzer-Mauduit International, Inc.	2,487	125,469
Wausau Paper Corp.†	6,634	44,912
		344,798
Pharmacy Services — 0.7%
Catalyst Health Solutions, Inc.†	5,266	181,677
Omnicare, Inc.	39,223	929,585
		1,111,262
Physical Therapy/Rehabilitation Centers — 0.4%
RehabCare Group, Inc.†	29,459	641,617
Physicians Practice Management — 0.1%
Healthways, Inc.†	4,618	55,046
IPC The Hospitalist Co., Inc.†	1,847	46,360
		101,406
Poultry — 0.1%
Sanderson Farms, Inc.	2,644	134,157
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	4,507	55,391
Powell Industries, Inc.†	1,182	32,316
Vicor Corp.	2,651	33,111
		120,818
Printing-Commercial — 0.0%
Consolidated Graphics, Inc.†	1,520	65,725
Private Corrections — 0.1%
The Geo Group, Inc.†	6,660	138,195
Protection/Safety — 0.0%
Landauer, Inc.	1,276	77,683
Publishing-Newspapers — 0.0%
Dolan Media Co.†	4,107	45,670
Real Estate Investment Trusts — 4.5%
Acadia Realty Trust	5,435	91,417
BioMed Realty Trust, Inc.	52,872	850,710
Cedar Shopping Centers, Inc.	7,448	44,837
Cogdell Spencer, Inc.	44,350	299,806
Colonial Properties Trust	9,488	137,861
Corporate Office Properties Trust	7,700	290,752
Cousins Properties, Inc.	38,185	257,367
DiamondRock Hospitality Co.†	20,891	171,724
EastGroup Properties, Inc.	11,228	399,492
Entertainment Properties Trust	6,296	239,689
Extra Space Storage, Inc.	11,808	164,131
Franklin Street Properties Corp.	9,183	108,451
Healthcare Realty Trust, Inc.	8,440	185,427
Hersha Hospitality Trust	57,410	259,494
Home Properties, Inc.	4,922	221,835
Inland Real Estate Corp.	9,709	76,895
Kilroy Realty Corp.	7,083	210,578
Kite Realty Group Trust	8,568	35,814
LaSalle Hotel Properties	29,674	610,394
Lexington Realty Trust	15,208	91,400
LTC Properties, Inc.	3,223	78,222
Medical Properties Trust, Inc.	15,064	142,204
Mid-America Apartment Communities, Inc.	13,676	703,904
National Retail Properties, Inc.	11,276	241,757
Parkway Properties, Inc.	2,921	42,559
Pebblebrook Hotel Trust†	11,020	207,727
Pennsylvania Real Estate Investment Trust	6,666	81,458
Post Properties, Inc.	6,583	149,632
PS Business Parks, Inc.	2,451	136,717
Saul Centers, Inc.	3,210	130,422
Senior Housing Properties Trust	5,580	112,214
Sovran Self Storage, Inc.	3,735	128,596
Tanger Factory Outlet Centers, Inc.	5,483	226,887
Urstadt Biddle Properties, Inc., Class A	2,928	47,229
Washington Real Estate Investment Trust	3,870	106,773
		7,284,375
Real Estate Management/Services — 1.0%
CB Richard Ellis Group, Inc., Class A†	27,530	374,684
HFF, Inc., Class A†	65,530	463,297
Jones Lang LaSalle, Inc.	11,930	783,085
		1,621,066

8

Real Estate Operations & Development — 0.1%
Forestar Group, Inc.†	4,929	88,525
Recreational Vehicles — 0.2%
Arctic Cat, Inc.†	1,656	15,086
Polaris Industries, Inc.	4,485	244,971
		260,057
Research & Development — 0.1%
Kendle International, Inc.†	2,017	23,236
Parexel International Corp.†	7,904	171,359
		194,595
Retail-Apparel/Shoe — 3.5%
Abercrombie & Fitch Co., Class A	22,700	696,663
Brown Shoe Co., Inc.	5,879	89,243
Christopher & Banks Corp.	4,848	30,009
Genesco, Inc.†	3,257	85,692
Gymboree Corp.†	29,915	1,277,670
Hot Topic, Inc.	174,841	888,192
JOS. A. Bank Clothiers, Inc.†	2,485	134,165
Liz Claiborne, Inc.†	12,792	53,982
Stein Mart, Inc.†	3,581	22,310
The Buckle, Inc.	3,472	112,562
The Cato Corp., Class A	38,216	841,516
The Children’s Place Retail Stores, Inc.†	13,136	578,247
The Finish Line, Inc., Class A	57,460	800,418
The Men’s Wearhouse, Inc.	7,098	130,319
		5,740,988
Retail-Auto Parts — 0.0%
The Pep Boys-Manny, Moe & Jack	6,323	56,022
Retail-Automobile — 0.1%
Group 1 Automotive, Inc.†	3,323	78,190
Lithia Motors, Inc., Class A	2,888	17,848
Sonic Automotive, Inc.†	5,416	46,361
		142,399
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	2,110	49,226
Retail-Convenience Store — 0.4%
Casey’s General Stores, Inc.	19,411	677,444
Retail-Discount — 0.1%
Fred’s, Inc.	5,319	58,828
HSN, Inc.†	5,436	130,464
Tuesday Morning Corp.†	4,248	16,950
		206,242
Retail-Fabric Store — 0.1%
Jo-Ann Stores, Inc.†	3,699	138,749
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	2,544	31,266
Retail-Jewelry — 0.0%
Zale Corp.†	3,224	5,094
Retail-Leisure Products — 0.2%
MarineMax, Inc.†	39,295	272,707
Retail-Office Supplies — 0.1%
OfficeMax, Inc.†	11,486	150,007
Retail-Pawn Shops — 0.2%
Cash America International, Inc.	4,000	137,080
EZCORP, Inc., Class A†	6,659	123,524
First Cash Financial Services, Inc.†	3,630	79,134
		339,738
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	3,113	55,411
Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	8,046	208,713
Retail-Regional Department Stores — 0.0%
Stage Stores, Inc.	5,199	55,525
Retail-Restaurants — 1.3%
Biglari Holdings, Inc.†	164	47,051
BJ’s Restaurants, Inc.†	2,888	68,157
Brinker International, Inc.	8,080	116,837
Buffalo Wild Wings, Inc.†	2,458	89,913
California Pizza Kitchen, Inc.†	23,111	350,132
CEC Entertainment, Inc.†	2,976	104,934
CKE Restaurants, Inc.	35,336	442,760
Cracker Barrel Old Country Store, Inc.	3,191	148,573
DineEquity, Inc.†	2,088	58,297
Jack in the Box, Inc.†	7,459	145,077
Landry’s Restaurants, Inc.†	1,091	26,686
O’Charley’s, Inc.†	2,548	13,504
Papa John’s International, Inc.†	2,851	65,915
PF Chang’s China Bistro, Inc.	3,135	124,303
Red Robin Gourmet Burgers, Inc.†	2,112	36,242
Ruby Tuesday, Inc.†	8,732	74,222
Ruth’s Hospitality Group, Inc.†	3,854	16,110
Sonic Corp.†	8,285	64,209
Texas Roadhouse, Inc., Class A†	7,056	89,047
		2,081,969
Retail-Sporting Goods — 0.2%
Big 5 Sporting Goods Corp.	2,947	38,724
Cabela’s Inc., Class A†	5,502	77,798
Hibbett Sports, Inc.†	3,910	93,684
Zumiez, Inc.†	2,858	46,042
		256,248
Rubber-Tires — 0.5%
Cooper Tire & Rubber Co.	42,530	829,335
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	3,801	30,750
Satellite Telecom — 0.9%
GeoEye, Inc.†	45,436	1,414,877
Savings & Loans/Thrifts — 0.4%
Brookline Bancorp, Inc.	7,978	70,845
Dime Community Bancshares	3,458	42,637
People’s United Financial, Inc.	19,830	267,705
Westfield Financial, Inc.	26,870	223,827
		605,014
Schools — 0.2%
American Public Education, Inc.†	2,490	108,813
Capella Inc.†	1,975	160,666
Universal Technical Institute, Inc.	2,776	65,625
		335,104

9

Seismic Data Collection — 0.1%
ION Geophysical Corp.†	62,307	216,828
Semiconductor Components-Integrated Circuits — 0.7%
Cypress Semiconductor Corp.†	22,189	222,777
Exar Corp.†	62,417	432,550
Hittite Microwave Corp.†	2,930	131,088
Micrel, Inc.	5,831	59,359
Pericom Semiconductor Corp.†	3,406	32,698
Sigma Designs, Inc.†	3,662	36,657
Standard Microsystems Corp.†	3,036	70,678
TriQuint Semiconductor, Inc.†	21,018	128,420
		1,114,227
Semiconductor Equipment — 1.6%
ATMI, Inc.†	4,253	62,264
Brooks Automation, Inc.†	8,803	68,047
Cabot Microelectronics Corp.†	3,201	110,723
Cohu, Inc.	3,189	38,682
Kulicke and Soffa Industries, Inc.†	9,498	66,676
MKS Instruments, Inc.†	6,785	127,015
Rudolph Technologies, Inc.†	4,220	31,861
Tessera Technologies, Inc.†	6,800	109,140
Ultratech, Inc.†	3,236	52,650
Varian Semiconductor Equipment Associates, Inc.†	20,382	584,148
Veeco Instruments, Inc.†	34,486	1,182,180
Verigy, Ltd.†	27,610	239,931
		2,673,317
Steel Pipe & Tube — 0.3%
Mueller Water Products, Inc., Class A	113,720	421,901
Steel-Producers — 0.3%
Carpenter Technology Corp.	14,835	487,033
Storage/Warehousing — 0.1%
Mobile Mini, Inc.†	4,917	80,049
Telecom Equipment-Fiber Optics — 0.0%
Harmonic, Inc.†	13,110	71,318
Telecom Services — 0.2%
Advanced Radio Telecom Corp.†(1)(2)	200	0
Cbeyond, Inc.†	3,677	45,962
Neutral Tandem, Inc.†	4,476	50,355
NTELOS Holdings Corp.	4,049	69,643
Premiere Global Services, Inc.†	24,615	156,059
USA Mobility, Inc.	3,005	38,825
		360,844
Telecommunication Equipment — 0.7%
Applied Signal Technology, Inc.	1,806	35,488
Arris Group, Inc.†	17,202	175,288
Comtech Telecommunications Corp.†	3,830	114,632
Network Equipment Technologies, Inc.†	4,063	14,180
Plantronics, Inc.	21,510	615,186
Symmetricom, Inc.†	5,942	30,245
Tekelec†	9,239	122,324
Tollgrade Communications, Inc.†	1,700	10,710
		1,118,053
Telephone-Integrated — 0.0%
General Communication, Inc., Class A†	6,062	46,011
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,391	28,098
Tobacco — 0.0%
Alliance One International, Inc.†	12,070	42,969
Tools-Hand Held — 0.3%
Snap-On, Inc.	13,690	560,058
Toys — 0.0%
Jakks Pacific, Inc.†	3,781	54,371
Transport-Marine — 0.5%
Diana Shipping, Inc.†	20,950	235,897
Kirby Corp.†	15,170	580,252
		816,149
Transport-Rail — 0.4%
Genesee & Wyoming, Inc., Class A†	17,080	637,255
Transport-Services — 0.2%
Bristow Group, Inc.†	4,864	143,002
Hub Group, Inc., Class A†	5,145	154,401
		297,403
Transport-Truck — 1.9%
Arkansas Best Corp.	3,423	71,027
Con-way, Inc.	9,690	290,894
Forward Air Corp.	3,924	106,929
Heartland Express, Inc.	7,105	103,165
J.B. Hunt Transport Services, Inc.	12,390	404,781
Knight Transportation, Inc.	67,584	1,367,900
Landstar System, Inc.	7,770	302,952
Old Dominion Freight Line, Inc.†	13,596	477,764
		3,125,412
Travel Services — 0.0%
Interval Leisure Group, Inc.†	5,391	67,118
Veterinary Diagnostics — 0.1%
Neogen Corp.†	3,052	79,505
Vitamins & Nutrition Products — 0.0%
Mannatech, Inc.†	2,130	4,239
Water — 0.1%
American States Water Co.	2,505	83,016
Web Hosting/Design — 0.6%
Equinix, Inc.†	12,720	1,033,117
Web Portals/ISP — 0.0%
InfoSpace, Inc.†	4,868	36,607
Wire & Cable Products — 0.1%
Belden, Inc.	6,333	139,326
Encore Wire Corp.	2,562	46,603
		185,929
Wireless Equipment — 0.6%
EMS Technologies, Inc.†	2,076	31,182
Novatel Wireless, Inc.†	4,229	24,274
RF Micro Devices, Inc.†	173,305	677,623
Viasat, Inc.†	5,406	176,019
		909,098
Total Common Stock (cost $157,804,975)		154,773,119

10

PREFERRED STOCK — 0.0%
Home Furnishings — 0.0%
O’Sullivan Industries Holdings, Inc. 12.00% (cost $275)(1)(2)	183	0
EXCHANGE-TRADED FUNDS — 1.0%
iShares Nasdaq Biotechnology Index Fund†	4,230	328,121
iShares S&P SmallCap 600 Index Fund	24,400	1,321,016
Total Exchange-Traded Funds (cost $1,690,874)		1,649,137
WARRANTS† — 0.0%
Energy — Alternate Sources — 0.0%
Green Hunter Energy, Inc. Expires 09/14/11 (Strike price $27.50) (cost $0)	27	0
RIGHTS† — 0.0%
Banks-Commercial — 0.0%
Hanmi Financial Corp. Expires 07/06/10 (cost $0)	6,881	413
Total Long-Term Investment Securities (cost $159,496,124)		156,422,669

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.16% due 09/16/10(5) (cost $96,967)	$97,000	96,967
REPURCHASE AGREEMENTS — 4.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/10, to be repurchased 07/01/10 in the amount of $771,000 and collateralized by $775,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $791,508	771,000	771,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	6,094,000	6,094,000
Total Repurchase Agreements (cost $6,865,000)		6,865,000
TOTAL INVESTMENTS (cost $166,458,091)(4)	99.8%	163,384,636
Other assets less liabilities	0.2	272,341
NET ASSETS	100.0%	$163,656,977

†	Non-income producing security
(1)	Illiquid security. At June 30, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets
(2)	Fair valued security. Securities are classified as Level 3 disclosures based on the securities valuation inputs; see Note 1
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2010	(Depreciation)
28	Long	S&P Small Cap 600 E-Mini Index	September 2010	$948,129	$916,720	$(31,409)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Banks-Commercial	$10,485,756	$—	$—	$10,485,756
Other Industries*	144,287,363	—	0	144,287,363
Preferred Stock	—	—	0	0
Exchange Traded Funds	1,649,137	—	—	1,649,137
Warrants	0	—	—	0
Rights	413	—	—	413
Short-Term Investment Securities:
U.S. Government Treasuries	—	96,967	—	96,967
Repurchase Agreements	—	6,865,000	—	6,865,000
Other Financial Instruments+
Open Futures Contracts - Depreciation	—	(31,409)	—	(31,409)
Total	$156,422,669	$6,930,558	$0	$163,353,227

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

	Common Stock	Preferred Stock

Balance as of 3/31/2010	$0	$0
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)	—	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 6/30/2010	$0	$0

See Notes to Portfolio of Investments

11

SEASONS SERIES TRUST

INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2010
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.6%
Australia — 4.6%
AGL Energy, Ltd.(1)	4,743	$58,412
Alumina, Ltd.(1)	26,133	33,115
Amcor, Ltd.(1)	11,752	62,610
AMP, Ltd.(1)	20,075	87,290
Arrow Energy, Ltd.†(1)	6,567	26,715
Asciano Group†(1)	27,373	36,942
ASX, Ltd.(1)	1,921	46,870
Australia and New Zealand Banking Group, Ltd.(1)	59,710	1,071,922
AXA Asia Pacific Holdings, Ltd.(1)	9,679	44,326
Bendigo and Adelaide Bank, Ltd.(1)	3,903	26,679
BGP Holdings PLC†(2)(3)	98,723	0
BHP Billiton, Ltd.(1)	94,734	2,946,214
BlueScope Steel, Ltd.†(1)	18,609	32,417
Boral, Ltd.(1)	7,090	28,501
Brambles, Ltd.(1)	14,133	64,433
CFS Retail Property Trust(1)	20,999	33,274
Coca-Cola Amatil, Ltd.(1)	5,861	58,698
Cochlear, Ltd.(1)	679	42,296
Commonwealth Bank of Australia(1)	14,053	569,576
Computershare, Ltd.(1)	5,073	44,882
Crown, Ltd.(1)	5,472	35,467
CSL, Ltd.(1)	5,390	147,003
CSR, Ltd.(1)	16,834	23,609
Dexus Property Group(1)	51,944	33,444
Fairfax Media, Ltd.(1)	24,197	26,557
Fortescue Metals Group, Ltd.†(1)	12,173	41,502
Foster’s Group, Ltd.(1)	19,414	91,844
Goodman Group(1)	61,509	32,430
GPT Group(1)	18,497	43,428
Incitec Pivot, Ltd.(1)	366,046	829,944
Insurance Australia Group, Ltd.(1)	21,791	61,989
Intoll Group(1)	26,038	22,643
Leighton Holdings, Ltd.(1)	1,401	33,762
Lend Lease Group(1)	6,259	38,207
Macquarie Group, Ltd.(1)	3,221	99,123
Mirvac Group(1)	31,211	34,169
Myer Holdings, Ltd.(1)	344,537	909,303
National Australia Bank, Ltd.(1)	19,489	376,454
Newcrest Mining, Ltd.(1)	4,566	134,289
OneSteel, Ltd.(1)	14,409	35,678
Orica, Ltd.(1)	3,584	75,453
Origin Energy, Ltd.(1)	8,505	106,257
OZ Minerals, Ltd.†(1)	33,890	27,091
Paladin Energy, Ltd.†(1)	8,300	24,797
Qantas Airways, Ltd.†(1)	13,745	25,232
QBE Insurance Group, Ltd.(1)	9,692	147,496
Rio Tinto, Ltd.(1)	4,052	224,416
Santos, Ltd.(1)	8,307	87,198
Sims Metal Management, Ltd.(1)	1,763	25,101
Sonic Healthcare, Ltd.(1)	4,354	37,927
Stockland(1)	23,776	73,873
Suncorp-Metway, Ltd.(1)	12,546	84,208
TABCORP Holdings, Ltd.(1)	8,082	42,810
Telstra Corp., Ltd.(1)	492,825	1,340,974
Toll Holdings, Ltd.(1)	6,841	31,239
Transurban Group(1)	12,178	43,199
Wesfarmers, Ltd.(1)	10,744	257,234
Westfield Group(1)	20,494	208,592
Westpac Banking Corp.(1)	27,317	482,399
Woodside Petroleum, Ltd.(1)	5,084	177,325
Woolworths, Ltd.(1)	11,613	263,261
WorleyParsons, Ltd.(1)	1,905	35,200
		12,187,299
Austria — 0.3%
Erste Group Bank AG(1)	1,900	60,445
Immofinanz AG†(1)	205,173	528,220
OMV AG(1)	1,858	55,997
Raiffeisen International Bank Holding AG(1)	678	25,840
Telekom Austria AG(1)	4,252	47,264
Voestalpine AG(1)	1,458	39,906
		757,672
Belgium — 1.1%
Ageas NV(1)	21,528	48,081
Anheuser-Busch InBev NV(1)	49,255	2,365,914
Belgacom SA(1)	1,763	55,499
Delhaize Group SA(1)	1,075	77,838
Dexia SA†(1)	6,186	21,550
Groupe Bruxelles Lambert SA(1)	898	62,374
KBC Groep NV†(1)	1,559	59,797
Solvay SA(1)	624	53,282
UCB SA(1)	1,093	34,243
Umicore(1)	1,247	36,083
		2,814,661
Bermuda — 1.8%
Esprit Holdings, Ltd.(1)	12,000	64,866
Huabao International Holdings, Ltd.(1)	1,697,000	2,165,362
Kerry Properties, Ltd.(1)	9,000	38,573
Li & Fung, Ltd.(1)	536,000	2,406,244
Noble Group, Ltd.(1)	32,454	39,188
Seadrill, Ltd.(1)	2,800	50,330
Shangri-La Asia, Ltd.(1)	18,000	33,538
		4,798,101
Brazil — 1.6%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	27,200	1,124,448
PDG Realty SA Empreendimentos e Participacoes	113,261	956,287
Petroleo Brasileiro SA ADR	61,545	2,112,224
		4,192,959
Canada — 1.9%
Bankers Petroleum, Ltd.†	89,200	588,215
Canadian National Railway Co.	19,369	1,110,049
First Quantum Minerals, Ltd.	7,200	362,181
Pembina Pipeline Income Fund	70,600	1,184,459
PetroBakken Energy, Ltd., Class A	21,800	433,727
Questerre Energy Corp. (Toronto)†	68,250	182,718
Questerre Energy Corp. (Oslo)†(1)	104,000	277,507
Research In Motion, Ltd.†	16,050	790,623
		4,929,479
Cayman Islands — 0.2%
Mindray Medical International, Ltd. ADR	18,700	587,554
Sands China Ltd†(1)	22,000	32,294
Wynn Macau, Ltd.†(1)	19,000	31,083
		650,931
China — 0.2%
Weichai Power Co., Ltd.(1)	105,000	674,077
Cyprus — 0.0%
Bank of Cyprus Public Co., Ltd.(1)	6,576	26,353

1

Denmark — 0.7%
AP Moller - Maersk A/S, Series B(1)	18	141,133
Carlsberg A/S(1)	1,078	81,957
Coloplast A/S(1)	292	28,985
Danske Bank A/S†(1)	4,521	86,826
DSV A/S(1)	2,658	38,137
Novo Nordisk A/S, Class B(1)	15,408	1,242,897
Novozymes A/S(1)	520	55,191
Vestas Wind Systems A/S†(1)	1,996	82,970
		1,758,096
Finland — 0.8%
Elisa Oyj†(1)	1,974	34,172
Fortum Oyj(1)	63,571	1,399,464
Kone Oyj, Class B(1)	1,598	63,540
Metso Oyj(1)	1,384	44,195
Nokia Oyj(1)	35,414	289,165
Nokian Renkaat Oyj(1)	1,206	29,536
Outokumpu Oyj(1)	1,818	27,335
Sampo Oyj, Class A(1)	4,206	88,003
Stora Enso Oyj, Class R(1)	5,820	41,635
UPM-Kymmene Oyj(1)	5,144	68,162
Wartsila Oyj(1)	963	43,868
		2,129,075
France — 7.3%
Accor SA(1)	1,535	70,493
Air Liquide SA(1)	2,641	265,267
Alcatel-Lucent†(1)	23,621	60,246
Alstom SA(1)	15,973	720,295
Atos Origin SA†(1)	616	24,603
AXA SA(1)	59,571	903,447
BNP Paribas(1)	25,195	1,345,272
Bouygues SA(1)	2,238	85,722
Cap Gemini SA(1)	1,583	69,161
Carrefour SA(1)	27,985	1,104,948
Casino Guichard Perrachon SA(1)	661	49,916
Christian Dior SA(1)	692	65,752
Cie Generale de Geophysique-Veritas†(1)	1,570	27,576
Cie Generale d’Optique Essilor International SA(1)	2,037	121,284
Compagnie de St. Gobain(1)	3,687	136,135
Compagnie Generale des Etablissements Michelin, Class B(1)	1,497	104,352
Credit Agricole SA(1)	8,856	90,654
Danone SA(1)	30,825	1,646,115
Dassault Systemes SA(1)	802	48,533
EDF SA(1)	2,434	92,498
Eutelsat Communications(1)	1,365	45,603
France Telecom SA(1)	17,469	301,443
GDF Suez(1)	11,655	329,750
GDF Suez VVPR†(1)	777	1
Groupe Eurotunnel SA(1)	4,850	32,778
Hermes International(1)	581	77,086
Klepierre(1)	1,141	31,326
L’Oreal SA(1)	2,202	215,170
Lafarge SA(1)	1,942	105,009
Lagardere SCA(1)	1,444	44,742
Legrand SA(1)	1,546	45,547
LVMH Moet Hennessy Louis Vuitton SA(1)	2,301	250,642
Natixis†(1)	8,662	37,263
Pernod-Ricard SA(1)	1,923	148,757
Peugeot SA†(1)	1,633	41,278
PPR(1)	7,067	872,096
Publicis Groupe SA(1)	1,534	60,979
Renault SA†(1)	1,937	71,286
Safran SA(1)	49,281	1,366,638
Sanofi-Aventis SA ADR	15,000	450,900
Sanofi-Aventis SA(1)	17,564	1,059,160
Schneider Electric SA(1)	2,231	225,810
SCOR SE(1)	2,150	41,094
Societe Generale(1)	5,927	241,103
Sodexo(1)	1,067	59,096
Suez Environnement SA(1)	2,985	49,176
Technip SA(1)	949	54,034
Thales SA(1)	1,168	37,545
Total SA(1)	68,500	3,048,557
Total SA VVPR†(1)	288	0
Unibail-Rodamco SE(1)	9,550	1,549,966
Vallourec SA(1)	535	91,347
Veolia Environnement(1)	3,466	80,958
Vinci SA(1)	24,467	1,007,503
Vivendi SA(1)	11,827	239,270
		19,345,182
Germany — 8.2%
Adidas AG(1)	2,073	100,059
Allianz SE(1)	4,238	420,818
BASF SE(1)	8,551	466,513
Bayer AG(1)	7,739	431,798
Bayerische Motoren Werke AG(1)	3,470	167,838
Beiersdorf AG(1)	1,069	58,764
Commerzbank AG†(1)	7,088	49,469
Continental AG (Xetra)†(1)	550	28,522
Daimler AG (Xetra)†(1)	40,045	2,027,766
Daimler AG (OTC US)†	29,099	1,470,954
Deutsche Bank AG(1)	5,825	329,335
Deutsche Boerse AG(1)	1,928	117,139
Deutsche Lufthansa AG†(1)	135,987	1,873,740
Deutsche Post AG (Sweden)(1)	54,053	784,098
Deutsche Postbank AG†(1)	953	27,515
Deutsche Telekom AG(1)	111,755	1,317,395
E.ON AG(1)	100,118	2,695,153
Fresenius Medical Care AG & Co. KGaA(1)	1,928	104,304
GEA Group AG(1)	45,381	901,494
HeidelbergCement AG(1)	18,267	870,066
Henkel AG & Co. KGaA(1)	24,731	1,010,014
Hochtief AG(1)	467	27,752
Infineon Technologies AG†(1)	11,023	63,703
K+S AG(1)	25,722	1,183,237
Linde AG(1)	10,305	1,082,052
MAN SE(1)	1,066	87,883
Merck KGaA(1)	670	48,811
Metro AG(1)	1,307	66,447
Muenchener Rueckversicherungs AG(1)	1,843	230,729
RWE AG(1)	4,157	270,956
Salzgitter AG(1)	556	33,136
SAP AG(1)	33,083	1,469,474
Siemens AG(1)	19,466	1,741,952
ThyssenKrupp AG(1)	3,324	81,654
Volkswagen AG(1)	292	24,730
		21,665,270
Greece — 0.1%
Alpha Bank A.E.†(1)	5,397	26,379
Coca-Cola Hellenic Bottling Co. SA(1)	1,818	38,789
EFG Eurobank Ergasias SA†(1)	3,779	16,772
National Bank of Greece SA†(1)	5,899	64,277

2

OPAP SA(1)	2,533	31,506
Piraeus Bank SA†(1)	4,089	17,239
		194,962
Hong Kong — 2.7%
Bank of East Asia, Ltd.(1)	17,600	63,381
BOC Hong Kong Holdings, Ltd.(1)	35,000	79,646
Cathay Pacific Airways, Ltd.(1)	15,000	29,560
Cheung Kong Holdings, Ltd.(1)	13,000	150,047
China Resources Power Holdings Co.(1)	412,000	930,221
CLP Holdings, Ltd.(1)	19,000	137,565
Guangdong Investment, Ltd.(1)	1,614,000	758,465
Hang Lung Group, Ltd.(1)	9,000	47,915
Hang Lung Properties, Ltd.(1)	713,000	2,748,269
Hang Seng Bank, Ltd.(1)	75,300	1,007,003
Henderson Land Development Co., Ltd.(1)	11,000	64,085
Hong Kong & China Gas Co., Ltd.(1)	42,900	106,364
Hong Kong Exchanges and Clearing, Ltd.(1)	10,000	156,187
Hongkong Electric Holdings, Ltd.(1)	14,000	83,326
Hutchison Whampoa, Ltd.(1)	20,000	123,224
MTR Corp.(1)	15,000	51,302
New World Development, Ltd.(1)	29,000	46,847
Sino Land Co., Ltd.(1)	20,000	35,725
Sun Hung Kai Properties, Ltd.(1)	13,000	176,917
Swire Pacific, Ltd., Class A(1)	8,000	90,646
The Link REIT(1)	24,500	60,616
Wharf Holdings, Ltd.(1)	14,000	68,392
Wheelock & Co., Ltd.(1)	13,000	36,613
		7,052,316
India — 0.4%
Reliance Industries, Ltd. GDR(1)	21,829	1,003,148
Indonesia — 0.9%
Bank Negara Indonesia Persero Tbk PT(1)	2,658,500	679,746
Bumi Resources Tbk PT(1)	3,900,800	796,947
Telekomunikasi Indonesia Tbk PT(1)	1,060,833	894,249
		2,370,942
Ireland — 0.7%
CRH PLC(1)	6,532	136,720
Elan Corp. PLC†(1)	5,180	23,462
Irish Life & Permanent Group Holdings PLC†(1)	172,633	316,560
James Hardie Industries SE†(1)	4,813	25,067
Kerry Group PLC(1)	1,468	40,665
Ryanair Holdings PLC ADR†	45,203	1,224,549
		1,767,023
Isle of Man — 0.0%
Genting Singapore PLC†(1)	66,000	54,660
Israel — 1.3%
Bank Hapoalim BM†(1)	12,500	44,907
Bank Leumi Le-Israel B.M.†(1)	13,800	49,025
Bezeq Israeli Telecommunication Corp., Ltd.(1)	22,500	49,223
Israel Chemicals, Ltd.(1)	4,700	49,013
NICE Systems, Ltd.†(1)	1,100	27,319
Partner Communications Co., Ltd.(1)	25,736	395,691
Teva Pharmaceutical Industries, Ltd.(1)	9,000	469,611
Teva Pharmaceutical Industries, Ltd. ADR	47,305	2,459,387
		3,544,176
Italy — 1.5%
A2A SpA(1)	479,712	650,354
Assicurazioni Generali SpA(1)	11,175	195,008
Atlantia SpA(1)	2,853	50,580
Banca Monte dei Paschi di Siena SpA†(1)	27,968	31,666
Banco Popolare SC(1)	6,903	37,936
Enel SpA(1)	61,609	260,637
ENI SpA(1)	24,318	446,409
Fiat SpA(1)	7,646	78,691
Finmeccanica SpA(1)	4,668	48,440
Intesa Sanpaolo SpA(1)	200,600	528,257
Mediaset SpA(1)	8,877	50,543
Mediobanca SpA†(1)	6,162	45,929
Parmalat SpA(1)	20,057	46,593
Prysmian SpA(1)	2,118	30,426
Saipem SpA(1)	2,454	74,579
Snam Rete Gas SpA(1)	14,480	57,565
Telecom Italia SpA(1)	134,631	148,388
Terna Rete Elettrica Nazionale SpA(1)	14,347	51,669
UniCredit SpA(1)	449,779	998,375
Unione di Banche Italiane SCPA(1)	6,710	57,735
		3,889,780
Japan — 17.6%
Advantest Corp.(1)	1,800	37,692
Aeon Co., Ltd.(1)	6,300	66,866
Aisin Seiki Co., Ltd.(1)	2,000	54,034
Ajinomoto Co., Inc.(1)	8,000	72,444
All Nippon Airways Co., Ltd.†(1)	11,000	34,806
Amada Co., Ltd.(1)	5,000	32,835
Asahi Breweries, Ltd.(1)	4,200	70,995
Asahi Glass Co., Ltd.(1)	10,000	93,304
Asahi Kasei Corp.(1)	242,000	1,266,563
Astellas Pharma, Inc.(1)	4,400	147,147
Bank of Kyoto, Ltd.(1)	5,000	41,060
Benesse Holdings, Inc.(1)	900	40,988
Bridgestone Corp.(1)	92,100	1,460,080
Brother Industries, Ltd.(1)	3,000	31,235
Canon, Inc.(1)	10,600	395,201
Central Japan Railway Co.(1)	14	115,296
Chubu Electric Power Co., Inc.(1)	6,300	156,200
Chugai Pharmaceutical Co., Ltd.(1)	2,500	44,148
Chuo Mitsui Trust Holdings, Inc.(1)	11,000	38,737
Credit Saison Co., Ltd.(1)	1,900	19,654
Dai Nippon Printing Co., Ltd.(1)	6,000	69,335
Daiichi Sankyo Co., Ltd.(1)	6,800	121,609
Daikin Industries, Ltd.(1)	2,300	70,197
Daito Trust Construction Co., Ltd.(1)	900	50,878
Daiwa House Industry Co., Ltd.(1)	5,000	45,043
Daiwa Securities Group, Inc.(1)	17,000	71,514
Dena Co., Ltd.(1)	900	23,735
Denki Kagaku Kogyo K.K.(1)	6,000	27,986
Denso Corp.(1)	4,600	127,181
Dentsu, Inc.(1)	1,900	50,145
East Japan Railway Co.(1)	3,200	213,313
Eisai Co., Ltd.(1)	2,600	86,013
Electric Power Development Co., Ltd.(1)	1,400	44,474
Elpida Memory, Inc.†(1)	1,900	29,355
Fanuc, Ltd.(1)	1,800	201,942
Fast Retailing Co., Ltd.(1)	7,100	1,071,624

3

Fuji Heavy Industries, Ltd.†(1)	7,000	37,370
Fuji Media Holdings, Inc.(1)	480	689,786
FUJIFILM Holdings Corp.(1)	4,500	129,447
Fujitsu, Ltd.(1)	18,000	113,083
Fukuoka Financial Group, Inc.(1)	9,000	37,328
Furukawa Electric Co., Ltd.(1)	7,000	30,748
GS Yuasa Corp.(1)	4,000	26,116
Hankyu Hanshin Holdings, Inc.(1)	14,000	61,603
Hirose Electric Co., Ltd.(1)	27,400	2,501,680
Hisamitsu Pharmaceutical Co., Inc.(1)	1,000	39,679
Hitachi, Ltd.†(1)	43,000	155,939
Hokkaido Electric Power Co., Inc.(1)	2,500	53,818
Hokuhoku Financial Group, Inc.(1)	18,000	33,007
Hokuriku Electric Power Co.(1)	2,500	54,799
Honda Motor Co., Ltd.(1)	15,500	450,144
Hoya Corp.(1)	4,300	91,306
Ibiden Co., Ltd.(1)	1,400	37,743
IHI Corp.(1)	19,000	30,342
Inpex Corp.(1)	8	44,464
Isetan Mitsukoshi Holdings, Ltd.(1)	4,400	42,898
Isuzu Motors, Ltd.(1)	472,000	1,409,386
ITOCHU Corp.(1)	14,000	109,157
J Front Retailing Co., Ltd.(1)	6,000	28,960
Japan Prime Realty Investment Corp.(1)	458	962,451
Japan Real Estate Investment Corp.(1)	6	48,933
Japan Retail Fund Investment Corp.(1)	23	27,963
Japan Tobacco, Inc.(1)	794	2,468,418
JFE Holdings, Inc.(1)	4,400	135,836
JGC Corp.(1)	2,000	30,320
JS Group Corp.(1)	2,800	53,458
JSR Corp.(1)	2,200	36,888
JTEKT Corp.(1)	2,500	23,053
Jupiter Telecommunications Co., Ltd.(1)	970	924,437
JX Holdings, Inc.†(1)	21,920	107,144
Kao Corp.(1)	5,400	126,942
Kawasaki Heavy Industries, Ltd.(1)	17,000	41,257
Kawasaki Kisen Kaisha, Ltd.†(1)	8,000	32,369
KDDI Corp.(1)	29	137,753
Keihin Electric Express Railway Co., Ltd.(1)	6,000	52,953
Keio Corp.(1)	8,000	51,520
Keyence Corp.(1)	7,500	1,725,290
Kintetsu Corp.(1)	19,000	57,929
Kirin Holdings Co., Ltd.(1)	8,000	100,745
Kobe Steel, Ltd.(1)	28,000	53,467
Komatsu, Ltd.(1)	9,100	164,438
Konica Minolta Holdings, Inc.(1)	5,000	48,116
Kubota Corp.(1)	11,000	84,000
Kuraray Co., Ltd.(1)	4,000	46,707
Kurita Water Industries, Ltd.(1)	1,400	38,240
Kyocera Corp.(1)	1,600	129,206
Kyowa Hakko Kirin Co., Ltd.(1)	4,000	37,994
Kyushu Electric Power Co., Inc.(1)	4,000	89,699
Lawson, Inc.(1)	900	39,335
Makita Corp.(1)	1,300	34,680
Marubeni Corp.(1)	16,000	81,958
Mazda Motor Corp.(1)	17,000	39,688
MEIJI Holdings Co., Ltd.(1)	1,000	40,860
Mitsubishi Chemical Holdings Corp.(1)	12,500	56,922
Mitsubishi Corp.(1)	12,500	260,473
Mitsubishi Electric Corp.(1)	18,000	140,200
Mitsubishi Estate Co., Ltd.(1)	11,000	152,725
Mitsubishi Gas Chemical Co., Inc.(1)	5,000	24,230
Mitsubishi Heavy Industries, Ltd.(1)	29,000	99,604
Mitsubishi Materials Corp.†(1)	14,000	37,370
Mitsubishi Motors Corp.†(1)	39,000	49,349
Mitsubishi UFJ Financial Group, Inc.(1)	118,800	538,539
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	840	28,278
Mitsui & Co., Ltd.(1)	84,100	988,719
Mitsui Chemicals, Inc.(1)	10,000	27,764
Mitsui Fudosan Co., Ltd.(1)	8,000	111,843
Mitsui O.S.K. Lines, Ltd.(1)	11,000	72,593
Mizuho Financial Group, Inc.(1)	128,900	211,566
MS&AD Insurance Group Holdings(1)	5,200	111,005
Murata Manufacturing Co., Ltd.(1)	2,000	95,256
NEC Corp.(1)	27,000	69,697
NGK Insulators, Ltd.(1)	3,000	46,638
NGK Spark Plug Co., Ltd.(1)	2,000	24,788
Nidec Corp.(1)	1,100	92,129
Nikon Corp.(1)	3,300	56,881
Nintendo Co., Ltd.(1)	9,500	2,767,315
Nippon Building Fund, Inc.(1)	6	47,426
Nippon Electric Glass Co., Ltd.(1)	105,000	1,194,920
Nippon Express Co., Ltd.(1)	10,000	44,996
Nippon Meat Packers, Inc.(1)	3,000	37,093
Nippon Paper Group, Inc.(1)	1,300	35,986
Nippon Steel Corp.(1)	49,000	162,407
Nippon Telegraph and Telephone Corp.(1)	4,900	200,062
Nippon Yusen K.K.(1)	16,000	58,104
Nissan Motor Co., Ltd.†(1)	83,300	577,454
Nisshin Seifun Group, Inc.(1)	3,000	33,941
Nitori Co., Ltd.(1)	500	43,036
Nitto Denko Corp.(1)	1,700	55,465
NKSJ Holdings, Inc.†(1)	14,000	83,020
Nomura Holdings, Inc.(1)	253,500	1,387,769
Nomura Research Institute, Ltd.(1)	1,400	29,598
NSK, Ltd.(1)	182,000	1,265,944
NTN Corp.(1)	7,000	28,634
NTT Data Corp.(1)	14	51,645
NTT DoCoMo, Inc.(1)	144	217,761
Obayashi Corp.(1)	9,000	35,518
Odakyu Electric Railway Co., Ltd.(1)	7,000	59,921
OJI Paper Co., Ltd.(1)	10,000	48,912
Olympus Corp.(1)	73,500	1,739,721
Omron Corp.(1)	2,400	51,904
Ono Pharmaceutical Co., Ltd.(1)	1,100	44,679
Oriental Land Co., Ltd.(1)	700	58,477
ORIX Corp.(1)	7,040	511,335
Osaka Gas Co., Ltd.(1)	21,000	75,836
Panasonic Corp.(1)	18,600	232,255
Panasonic Electric Works Co., Ltd.(1)	4,000	39,139
Rakuten, Inc.(1)	74	53,442
Resona Holdings, Inc.(1)	5,900	71,769
Ricoh Co., Ltd.(1)	7,000	88,965
Rohm Co., Ltd.(1)	1,100	65,698
Sankyo Co., Ltd.(1)	800	36,132
Santen Pharmaceutical Co., Ltd.(1)	1,100	39,583
Sanyo Electric Co., Ltd.†(1)	18,000	23,180
SBI Holdings, Inc.(1)	207	25,661
Secom Co., Ltd.(1)	2,200	97,684
Sega Sammy Holdings, Inc.(1)	2,500	35,788
Sekisui Chemical Co., Ltd.(1)	6,000	37,436
Sekisui House, Ltd.(1)	6,000	51,438
Seven & I Holdings Co., Ltd.(1)	7,500	172,082
Sharp Corp.(1)	10,000	105,279
Shikoku Electric Power Co., Inc.(1)	2,300	65,768

4

Shimadzu Corp.(1)	4,000	29,995
Shimamura Co., Ltd.(1)	300	27,024
Shimano, Inc.(1)	900	38,553
Shin-Etsu Chemical Co., Ltd.(1)	3,900	181,437
Shionogi & Co., Ltd.(1)	3,200	66,203
Shiseido Co., Ltd.(1)	3,600	79,185
Showa Denko K.K.(1)	17,000	30,744
SMC Corp.(1)	600	80,104
Softbank Corp.(1)	7,700	203,523
Sony Corp.(1)	44,900	1,195,156
Sony Financial Holdings, Inc.(1)	10	33,438
Stanley Electric Co., Ltd.(1)	1,800	29,793
Sumitomo Chemical Co., Ltd.(1)	16,000	61,775
Sumitomo Corp.(1)	122,200	1,217,114
Sumitomo Electric Industries, Ltd.(1)	7,800	91,299
Sumitomo Heavy Industries, Ltd.(1)	6,000	35,338
Sumitomo Metal Industries, Ltd.(1)	34,000	76,688
Sumitomo Metal Mining Co., Ltd.(1)	6,000	75,283
Sumitomo Mitsui Financial Group, Inc.(1)	12,500	352,884
Sumitomo Realty & Development Co., Ltd.(1)	4,000	68,221
Suzuken Co., Ltd.(1)	900	30,139
Suzuki Motor Corp.(1)	3,400	66,751
T&D Holdings, Inc.(1)	2,850	60,832
Takashimaya Co., Ltd.(1)	4,000	31,825
Takeda Pharmaceutical Co., Ltd.(1)	7,000	299,579
TDK Corp.(1)	1,300	71,309
Teijin, Ltd.(1)	12,000	35,634
Terumo Corp.(1)	1,700	81,354
The Bank of Yokohama, Ltd.(1)	291,000	1,328,692
The Chiba Bank, Ltd.(1)	9,000	54,221
The Chugoku Electric Power Co.(1)	3,600	74,279
The Hachijuni Bank, Ltd.(1)	7,000	39,413
The Iyo Bank, Ltd.(1)	4,000	37,152
The Japan Steel Works, Ltd.(1)	4,000	35,222
The Joyo Bank, Ltd.(1)	10,000	39,711
The Kansai Electric Power Co., Inc.(1)	7,300	178,232
The Shizuoka Bank, Ltd.(1)	7,000	61,016
The Sumitomo Trust & Banking Co., Ltd.(1)	14,000	71,219
THK Co., Ltd.(1)	1,600	33,078
Tobu Railway Co., Ltd.(1)	11,000	59,163
Tohoku Electric Power Co., Inc.(1)	4,500	96,623
Tokio Marine Holdings, Inc.(1)	6,900	180,743
Tokyo Electric Power Co., Inc.(1)	11,200	304,893
Tokyo Electron, Ltd.(1)	1,700	91,806
Tokyo Gas Co., Ltd.(1)	25,000	114,297
Tokyu Corp.(1)	14,000	57,032
TonenGeneral Sekiyu K.K.(1)	5,000	43,207
Toppan Printing Co., Ltd.(1)	7,000	55,531
Toray Industries, Inc.(1)	13,000	62,378
Toshiba Corp.†(1)	38,000	188,792
Toyo Seikan Kaisha, Ltd.(1)	2,200	31,925
Toyota Industries Corp.(1)	2,000	50,757
Toyota Motor Corp.(1)	25,900	890,685
Toyota Tsusho Corp.(1)	2,800	40,096
Trend Micro, Inc.(1)	1,200	32,352
Ube Industries, Ltd.(1)	12,000	28,436
Unicharm Corp.(1)	500	56,307
West Japan Railway Co.(1)	19	69,452
Yahoo! Japan Corp.(1)	2,708	1,076,255
Yakult Honsha Co., Ltd.(1)	1,300	35,290
Yamada Denki Co., Ltd.(1)	860	56,141
Yamaguchi Financial Group, Inc.(1)	3,000	28,611
Yamaha Motor Co., Ltd.†(1)	2,800	36,957
Yamato Holdings Co., Ltd.(1)	4,400	58,227
		46,642,597
Jersey — 1.2%
Experian PLC(1)	9,979	86,402
Petrofac, Ltd.(1)	29,108	511,828
Randgold Resources, Ltd.(1)	852	81,007
Shire PLC(1)	5,242	106,550
WPP PLC(1)	248,220	2,334,206
		3,119,993
Luxembourg — 0.3%
ArcelorMittal(1)	24,037	639,290
Millicom International Cellular SA SDR(1)	786	63,433
SES SA FDR(1)	3,272	67,963
Tenaris SA(1)	4,531	78,635
		849,321
Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	75,000	28,071
Netherlands — 2.2%
Aegon NV†(1)	15,231	81,593
Akzo Nobel NV(1)	2,233	115,509
ASML Holding NV(1)	20,053	550,684
European Aeronautic Defence and Space Co. NV†(1)	4,153	84,743
Fugro NV(1)	694	31,732
Heineken Holding NV(1)	1,278	46,625
Heineken NV(1)	2,331	98,809
ING Groep NV†(1)	323,841	2,404,351
Koninklijke Ahold NV(1)	82,487	1,021,541
Koninklijke DSM NV(1)	1,582	62,852
Koninklijke KPN NV(1)	15,313	195,529
Koninklijke Philips Electronics NV(1)	8,868	264,332
Qiagen NV†(1)	2,602	50,405
Randstad Holding NV†(1)	1,115	43,887
Reed Elsevier NV(1)	7,271	80,211
SBM Offshore NV(1)	1,955	27,900
STMicroelectronics NV(1)	7,277	57,648
TNT NV(1)	3,725	93,886
Unilever NV(1)	15,103	411,788
Wolters Kluwer NV(1)	3,407	65,012
		5,789,037
New Zealand — 0.0%
Fletcher Building, Ltd.(1)	8,279	44,330
Norway — 0.9%
Aker Solutions ASA(1)	1,800	20,618
DnB NOR ASA(1)	198,066	1,905,859
Norsk Hydro ASA(1)	8,000	35,998
Orkla ASA(1)	8,600	55,050
Statoil ASA(1)	10,300	198,655
Telenor ASA(1)	8,000	100,468
Yara International ASA(1)	1,850	51,765
		2,368,413
Portugal — 0.1%
Banco Comercial Portugues SA(1)	41,383	31,021
Banco Espirito Santo SA(1)	7,497	29,543
EDP-Energias de Portugal SA(1)	21,788	64,334
Galp Energia SGPS SA(1)	2,985	44,571
Portugal Telecom SGPS SA(1)	7,051	69,892
		239,361

5

Singapore — 2.4%
Ascendas Real Estate Investment Trust(1)	21,000	27,106
CapitaLand, Ltd.(1)	383,000	976,564
CapitaMall Trust(1)	28,000	36,442
City Developments, Ltd.(1)	6,000	47,288
DBS Group Holdings, Ltd.(1)	251,225	2,435,930
Fraser and Neave, Ltd.(1)	12,000	43,856
K-Green Trust†	2,600	1,951
Keppel Corp., Ltd.(1)	13,000	78,332
Olam International, Ltd.(1)	561,000	1,027,247
Oversea-Chinese Banking Corp., Ltd.(1)	23,000	144,679
Sembcorp Industries, Ltd.(1)	13,000	37,568
Singapore Airlines, Ltd.(1)	6,000	62,166
Singapore Exchange, Ltd.(1)	10,000	52,326
Singapore Press Holdings, Ltd.(1)	20,000	53,880
Singapore Technologies Engineering, Ltd.(1)	20,000	46,770
Singapore Telecommunications, Ltd.(1)	77,000	166,324
United Overseas Bank, Ltd.(1)	82,000	1,139,151
Wilmar International, Ltd.(1)	13,000	53,196
		6,430,776
South Korea — 1.5%
Hyundai Mobis(1)	7,347	1,230,450
KT Corp(1)	37,350	1,373,088
LG Display Co., Ltd.(1)	12,540	416,395
Samsung Electronics Co., Ltd.(1)	1,473	924,879
		3,944,812
Spain — 1.4%
Abertis Infraestructuras SA(1)	3,921	56,497
ACS Actividades de Construccion y Servicios SA(1)	1,660	60,709
Banco Bilbao Vizcaya Argentaria SA(1)	33,452	345,107
Banco de Sabadell SA(1)	12,258	55,335
Banco Popular Espanol SA(1)	9,276	47,302
Banco Santander SA(1)	76,927	808,348
Criteria CaixaCorp SA(1)	11,884	48,640
Enagas(1)	2,509	37,707
Ferrovial SA(1)	5,514	35,622
Gamesa Corp. Tecnologica SA†(1)	2,895	24,846
Gas Natural SDG SA(1)	2,970	42,836
Iberdrola SA (Barcelona)(1)	37,996	213,071
Inditex SA(1)	18,125	1,027,965
Red Electrica Corp. SA(1)	1,368	48,901
Repsol YPF SA(1)	7,531	152,155
Telefonica SA(1)	38,506	711,071
		3,716,112
Sweden — 1.0%
Alfa Laval AB(1)	3,660	47,275
Assa Abloy AB, Class B(1)	3,025	60,334
Atlas Copco AB, Class A(1)	9,503	139,120
Boliden AB(1)	3,100	34,334
Electrolux AB, Class B(1)	2,487	56,771
Getinge AB, Class B(1)	2,208	42,728
Hennes & Mauritz AB, Class B(1)	9,492	261,007
Husqvarna AB, Class B(1)	4,956	29,827
Investor AB, Class B(1)	4,552	73,674
Modern Times Group AB, Class B(1)	596	32,509
Nordea Bank AB(1)	29,776	245,585
Sandvik AB(1)	9,487	115,481
Scania AB, Class B(1)	3,137	47,821
Skandinaviska Enskilda Banken AB, Class A(1)	13,575	72,004
Skanska AB, Class B(1)	4,068	58,723
SKF AB, Class B(1)	3,781	67,729
SSAB AB, Class A(1)	2,756	36,939
Svenska Cellulosa AB, Class B(1)	5,673	66,730
Svenska Handelsbanken AB, Class A(1)	4,478	109,677
Swedbank AB, Class A†(1)	6,693	61,624
Swedish Match AB(1)	2,635	57,404
Tele2 AB, Class B(1)	3,392	50,713
Telefonaktiebolaget LM Ericsson ADR	40,200	443,004
Telefonaktiebolaget LM Ericsson, Class B(1)	28,417	316,389
TeliaSonera AB(1)	21,289	136,852
Volvo AB, Class B†(1)	10,109	111,167
		2,775,421
Switzerland — 8.7%
ABB, Ltd.†(1)	20,744	360,469
Actelion, Ltd.†(1)	27,993	1,043,901
Adecco SA(1)	1,334	62,942
Aryzta AG(1)	965	37,030
Baloise Holding AG(1)	591	41,120
Cie Financiere Richemont SA(1)	5,096	177,293
Credit Suisse Group AG(1)	45,926	1,726,072
GAM Holding, Ltd.†	2,553	27,831
Geberit AG(1)	415	64,355
Givaudan SA(1)	77	65,084
Holcim, Ltd.(1)	23,572	1,577,842
Julius Baer Group, Ltd.(1)	2,059	58,621
Kuehne & Nagel International AG(1)	15,188	1,555,701
Lindt & Spruengli AG(1)	2	49,006
Logitech International SA†(1)	2,403	32,637
Lonza Group AG(1)	560	37,279
Nestle SA(1)	62,852	3,032,607
Nobel Biocare Holding AG(1)	1,363	23,295
Novartis AG(1)	49,167	2,385,408
Petroplus Holdings AG†(1)	31,582	465,096
Roche Holding AG(1)	26,747	3,672,995
Schindler Holding AG (Participation Certificate)(1)	703	59,111
SGS SA(1)	62	83,475
Sonova Holding AG(1)	485	59,475
Swiss Life Holding AG†(1)	348	33,308
Swiss Reinsurance Co., Ltd.(1)	3,317	136,449
Swisscom AG(1)	243	82,325
Syngenta AG(1)	8,905	2,056,337
The Swatch Group AG, Class B(1)	365	102,150
Transocean, Ltd.†	7,386	342,193
UBS AG†(1)	102,425	1,357,701
Zurich Financial Services AG(1)	10,563	2,318,694
		23,127,802
Taiwan — 0.4%
Wistron Corp.(1)	692,000	1,015,507
Thailand — 0.3%
Bangkok Bank Public Co., Ltd.(1)	213,800	834,710
Turkey — 0.4%
Ford Otomotiv Sanayi AS(1)	106,840	687,440
Turk Telekomunikasyon AS(1)	112,012	354,983
		1,042,423

6

United Kingdom — 20.4%
3i Group PLC(1)	9,841	38,785
Admiral Group PLC(1)	2,092	43,740
Aggreko PLC(1)	48,955	1,021,999
AMEC PLC(1)	119,602	1,458,012
Anglo American PLC†(1)	36,295	1,261,746
Antofagasta PLC(1)	3,749	43,517
ARM Holdings PLC(1)	332,423	1,375,366
Associated British Foods PLC(1)	3,685	52,966
AstraZeneca PLC(1)	13,360	627,749
Autonomy Corp. PLC†(1)	2,221	59,941
Aviva PLC(1)	174,478	810,952
BAE Systems PLC(1)	317,718	1,476,020
Barclays PLC(1)	665,444	2,638,168
BG Group PLC(1)	159,330	2,358,578
BHP Billiton PLC(1)	20,401	527,914
BP PLC(1)	173,739	834,420
BP PLC ADR	9,500	274,360
British American Tobacco PLC(1)	92,725	2,936,119
British Land Co. PLC(1)	8,584	54,873
British Sky Broadcasting Group PLC(1)	11,159	116,390
BT Group PLC(1)	74,543	142,350
Bunzl PLC(1)	3,770	37,596
Burberry Group PLC(1)	4,534	51,127
Cable & Wireless Worldwide PLC(1)	31,193	39,960
Cairn Energy PLC†(1)	347,540	2,126,321
Carnival PLC(1)(6)	1,635	52,405
Centrica PLC(1)	47,158	207,666
Cobham PLC(1)	12,529	39,491
Compass Group PLC(1)	17,539	133,068
Diageo PLC(1)	23,189	363,350
DSG International PLC†(1)	318,520	116,343
Eurasian Natural Resources Corp. PLC(1)	2,401	30,540
FirstGroup PLC(1)	5,430	29,378
Fresnillo PLC(1)	1,790	25,860
G4S PLC(1)	14,508	57,487
GlaxoSmithKline PLC(1)	47,848	810,889
GlaxoSmithKline PLC ADR	34,100	1,159,741
Hammerson PLC(1)	7,850	39,659
Home Retail Group PLC(1)	10,173	32,173
HSBC Holdings PLC(1)	510,318	4,655,649
HSBC Holdings PLC ADR	15,700	715,763
ICAP PLC(1)	6,305	37,794
Imperial Tobacco Group PLC(1)	55,607	1,550,451
Inmarsat PLC(1)	4,462	47,276
Intercontinental Hotels Group PLC(1)	2,727	42,473
International Power PLC(1)	14,961	66,283
Invensys PLC(1)	8,772	31,333
Investec PLC(1)	4,820	32,418
ITV PLC†(1)	38,186	28,426
J Sainsbury PLC(1)	12,298	58,518
Johnson Matthey PLC(1)	2,131	47,183
Kazakhmys PLC(1)	2,025	29,711
Kingfisher PLC(1)	23,335	72,417
Land Securities Group PLC(1)	7,312	59,978
Legal & General Group PLC(1)	56,242	65,439
Lloyds Banking Group PLC†(1)	375,049	297,574
Lonmin PLC†(1)	1,491	31,120
Man Group PLC, Class B(1)	16,656	55,101
Marks & Spencer Group PLC(1)	15,605	76,910
National Grid PLC(1)	173,781	1,280,154
Next PLC(1)	1,888	55,870
Old Mutual PLC(1)	52,345	80,070
Pearson PLC(1)	7,706	100,841
Prudential PLC(1)	336,159	2,519,548
Reckitt Benckiser Group PLC(1)	33,696	1,558,663
Reed Elsevier PLC(1)	131,837	973,262
Rexam PLC(1)	9,142	41,024
Rio Tinto PLC(1)	13,467	589,314
Rolls-Royce Group PLC†(1)	17,202	143,250
Royal Bank of Scotland Group PLC†(1)	159,268	95,925
Royal Dutch Shell PLC, Class A (London)(1)	33,703	851,118
Royal Dutch Shell PLC, Class A (Amsterdam)	75,839	1,924,349
Royal Dutch Shell PLC, Class B(1)	24,222	586,447
RSA Insurance Group PLC(1)	35,853	63,639
SABMiller PLC(1)	8,769	243,470
Scottish & Southern Energy PLC(1)	8,771	145,403
Segro PLC(1)	8,161	30,740
Serco Group PLC(1)	5,436	47,353
Severn Trent PLC(1)	2,522	46,015
Smith & Nephew PLC(1)	8,659	81,526
Smiths Group PLC(1)	3,881	61,425
Standard Chartered PLC(1)	55,635	1,350,591
Standard Life PLC(1)	22,056	56,605
Tesco PLC(1)	240,020	1,351,427
The Capita Group PLC(1)	6,530	71,644
The Sage Group PLC(1)	16,127	55,185
Thomas Cook Group PLC(1)	9,902	26,113
Tomkins PLC(1)	258,678	869,024
Tullow Oil PLC(1)	123,931	1,846,039
Unilever PLC(1)	11,920	317,683
United Utilities Group PLC(1)	6,941	54,088
Vedanta Resources PLC(1)	1,280	40,278
Vodafone Group PLC(1)	2,122,714	4,398,731
Whitbread PLC(1)	1,959	40,957
WM Morrison Supermarkets PLC(1)	21,214	83,633
Wolseley PLC†(1)	2,753	53,823
Xstrata PLC(1)	19,244	252,122
		53,896,185
United States — 0.5%
Central European Distribution Corp.†	28,152	601,890
Sohu.com, Inc.†	15,748	647,085
Synthes, Inc.(1)	638	73,362
		1,322,337
Total Common Stock (cost $284,518,539)		252,993,370
PREFERRED STOCK — 0.6%
Germany — 0.6%
Fresenius SE(1)	22,567	1,492,205
Porsche Automobil Holding SE(1)	971	41,422
Volkswagen AG(1)	1,592	139,376
Total Preferred Stock (cost $1,466,645)		1,673,003
EXCHANGE-TRADED FUNDS — 0.5%
United States — 0.5%
iShares MSCI EAFE Index Fund (cost $1,262,185)	25,040	1,164,611
RIGHTS† — 0.0%
Belgium — 0.0%
Dexia SA Expires 06/09/10	4	0
Norway — 0.0%
Norsk Hydro ASA Expires 07/09/10	2,434	1,257
Total Rights (cost $0)		1,257

7

WARRANTS† — 0.0%
Fonciere Des Regions Expires 12/31/10 (strike price EUR 65.00)	287	165
Henderson Land Development Co., Ltd. Expires 06/01/11 (strike price 58.00)	2,400	407
Mediobanca SpA Expires 03/18/11 (strike price EUR 9.00)	5,663	229
Unione di Banche Italiane SCPA Expires 06/30/11 (strike price 12.30)	7,261	146
Total Warrants (cost $0)		947
Total Long-Term Investment Securities (cost $287,247,369)		255,833,188

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 07/01/10	$1,459,000	1,459,000
U.S. Government Agencies — 1.0%
Federal Home Loan Bank Disc. Notes 0.00% due 07/01/10	2,600,000	2,600,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.15% due 09/02/10(4)	275,000	274,923
Total Short-Term Investment Securities (cost $4,333,923)		4,333,923
REPURCHASE AGREEMENTS — 0.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/10, to be repurchased 07/01/10 in the amount of $1,459,000 and collateralized by $1,460,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $1,491,098	1,459,000	1,459,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/10, to be repurchased 07/01/10 in the amount of $598,000 and collateralized by $605,000 of United States Treasury Bills, bearing interest at 1.00% due 04/30/12 and having an approximate value of $610,566	598,000	598,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/10, to be repurchased 07/01/10 in the amount of $150,000 and collateralized by $150,000 of United States Treasury Bills, bearing interest at 2.50% due 04/30/15 and having an approximate value of $156,060	150,000	150,000
Total Repurchase Agreements (cost $2,207,000)		2,207,000
TOTAL INVESTMENTS (cost $293,788,292) (5)	99.1%	262,374,111
Other assets less liabilities	0.9	2,343,650
NET ASSETS	100.0%	$264,717,761

†	Non-income producing security
(1)

Security was valued using fair value procedures at June 30, 2010. The aggregate value of these securities was $233,489,931 representing 88.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Illiquid security. At June 30, 2010, the value of this security was $0 representing 0.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuations inputs.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 4 for cost of investments on a tax basis.
(6)	Consists of more than one type of security traded together as a unit.
ADR	— American Depository Receipt
EUR	— Euro Dollar
FDR	— Fiduciary Depository Receipt
GDR	— Global Depository Receipt
SDR	— Swedish Depository Receipt
VVPR	— Reduced tax rate shares

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2010	Unrealized Appreciation (Depreciation)
23	Long	MSCI E-Mini Index	September 2010	$1,629,705	$1,512,480	$(117,225)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
France	$450,900	$18,894,282	#	$—	$19,345,182
Germany	1,470,954	20,194,316	#	—	21,665,270
Japan	—	46,642,597	#	—	46,642,597
Switzerland	370,024	22,757,778	#	—	23,127,802
United Kingdom	4,074,213	49,821,972	#	—	53,896,185
Other Countries*	14,810,351	73,505,983	#	0	88,316,334
Preferred Stock	—	1,673,003	#	—	1,673,003
Exchange Traded Funds	1,164,611	—		—	1,164,611
Rights	1,257	—		—	1,257
Warrants	947	—		—	947
Foreign Corporate Bonds	—	—		—	—
Short-Term Investment Securities:
Time Deposits	—	1,459,000		—	1,459,000
U.S. Government Agencies	—	2,600,000		—	2,600,000
U.S. Government Treasuries	—	274,923		—	274,923
Repurchase Agreements	—	2,207,000		—	2,207,000
Other Financial Instruments+
Open Futures Contracts - Depreciation	(117,225)	—		—	(117,225)
Total	$22,226,032	$240,030,854		$0	$262,256,886

* Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $233,489,931 representing 88.2% of net ssets. See Note 1.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Common Stock

Balance as of 3/31/2010	$242,347
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation)(1)	72,970
Net purchases(sales)	(315,317)
Transfers in and/or out of Level 3	—
Balance as of 6/30/2010	$0

(1)  The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at June 30, 2010 includes:

Common Stock
$—

See Notes to Portfolio of Investments

8

Industry Allocation*
Banks-Commercial	6.8%
Diversified Banking Institutions	5.6
Medical-Drugs	5.1
Oil Companies-Integrated	4.9
Auto-Cars/Light Trucks	3.2
Electric-Integrated	2.8
Tobacco	2.7
Insurance-Multi-line	2.5
Telephone-Integrated	2.4
Oil Companies-Exploration & Production	2.2
Food-Misc.	2.1
Real Estate Operations & Development	2.1
Diversified Minerals	1.9
Cellular Telecom	1.9
Chemicals-Diversified	1.6
Food-Retail	1.5
Insurance-Life/Health	1.4
Real Estate Investment Trusts	1.3
Airlines	1.2
Brewery	1.2
Agricultural Chemicals	1.1
Medical-Generic Drugs	1.1
Diversified Manufacturing Operations	1.1
Toys	1.0
Building Products-Cement	1.0
Multimedia	1.0
Import/Export	1.0
U.S. Government Agencies	1.0
Soap & Cleaning Preparation	1.0
Electronic Components-Misc.	1.0
Transport-Services	1.0
Electronic Components-Semiconductors	1.0
Retail-Apparel/Shoe	1.0
Electronic Connectors	0.9
Distribution/Wholesale	0.9
Diversified Operations	0.9
Chemicals-Specialty	0.9
Repurchase Agreements	0.8
Oil-Field Services	0.8
Retail-Major Department Stores	0.8
Transport-Rail	0.8
Photo Equipment & Supplies	0.8
Medical Products	0.7
Computers	0.7
Electronic Measurement Instruments	0.7
Telecom Services	0.7
Web Portals/ISP	0.7
Aerospace/Defense	0.6
Auto/Truck Parts & Equipment-Original	0.6
Rubber-Tires	0.6
Oil Refining & Marketing	0.6
Finance-Investment Banker/Broker	0.6
Enterprise Software/Service	0.6
Audio/Video Products	0.6
Metal Processors & Fabrication	0.6
Time Deposits	0.6
Electric-Transmission	0.5
Electronics-Military	0.5
Water	0.5
Industrial Gases	0.5
Steel-Producers	0.5
Pipelines	0.5
Index Fund	0.4
Machinery-General Industrial	0.4
Building-Heavy Construction	0.4
Beverages-Wine/Spirits	0.4
Commercial Services	0.4
Publishing-Books	0.4
Wireless Equipment	0.4
Cable/Satellite TV	0.4
Food-Wholesale/Distribution	0.4
Electric-Generation	0.4
Metal-Diversified	0.4
Television	0.3
Coal	0.3
Real Estate Management/Services	0.3
Insurance-Property/Casualty	0.3
Auto/Truck Parts & Equipment-Replacement	0.3
Semiconductor Equipment	0.2
Patient Monitoring Equipment	0.2
Gas-Distribution	0.2
Finance-Leasing Companies	0.2
Cosmetics & Toiletries	0.2
Engineering/R&D Services	0.2
Retail-Misc./Diversified	0.2
Electric Products-Misc.	0.2
Office Automation & Equipment	0.2
Metal-Copper	0.2
Insurance-Reinsurance	0.2
Diversified Financial Services	0.2
Oil & Gas Drilling	0.2
Finance-Other Services	0.1
Building & Construction Products-Misc.	0.1
Power Converter/Supply Equipment	0.1
Transport-Marine	0.1
Machinery-Construction & Mining	0.1
Retail-Jewelry	0.1
U.S. Government Treasuries	0.1
Paper & Related Products	0.1
Building & Construction-Misc.	0.1
Gold Mining	0.1
Medical-Biomedical/Gene	0.1
Industrial Automated/Robotic	0.1
Apparel Manufacturers	0.1
Hotels/Motels	0.1
Human Resources	0.1
Public Thoroughfares	0.1
Retail-Consumer Electronics	0.1
Steel Pipe & Tube	0.1
Computers-Integrated Systems	0.1
Diversified Operations/Commercial Services	0.1
Satellite Telecom	0.1
Security Services	0.1
Casino Hotels	0.1
Machine Tools & Related Products	0.1
Textile-Products	0.1
Transport-Truck	0.1
Machinery-Electrical	0.1
Computer Services	0.1
Building-Residential/Commercial	0.1
Food-Catering	0.1
Investment Companies	0.1
Printing-Commercial	0.1
Aerospace/Defense-Equipment	0.1
Optical Supplies	0.1
99.1%

* Calculated as a percentage of net assets

See Notes to Portfolio of Investments

9

SEASONS SERIES TRUST

DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio of Investments — June 30, 2010

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES — 5.5%
Diversified Financial Services — 5.5%
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A5 4.86% due 07/10/43(1)(2)	$315,000	$331,953
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(1)(2)	430,000	460,408
Banc of America Commercial Mtg., Inc., Series 2007-2, Class A4 5.69% due 04/10/49(1)(2)	70,000	69,906
Banc of America Commercial Mtg., Inc., Series 2006-2, Class A4 5.74% due 05/10/45(1)(2)	375,000	397,172
Banc of America Commercial Mtg., Inc., Series 2002-PB2, Class A4 6.19% due 06/11/35(1)	287,195	301,470
Bear Sstearns Commercial Mtg. Securities, Inc., Series 2005-T18, Class A4 4.93% due 02/13/42(1)(2)	460,000	486,386
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T20, Class A4A 5.15% due 10/12/42(1)(2)	550,000	587,962
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW11, Class A4 5.46% due 03/11/39(1)(2)	245,000	260,311
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW13, Class A4 5.54% due 09/11/41(1)	500,000	521,596
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-T24, Class A4 5.54% due 10/12/41(1)	500,000	524,713
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4, Class A3 5.61% due 11/15/33(1)	200,000	206,575
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class A4 5.72% due 09/11/38(1)(2)	550,000	590,149
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1, Class A2 6.44% due 06/16/30(1)	784	786
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2, Class A2 6.48% due 02/15/35(1)	306,234	312,782
Citigroup Commercial Mtg. Trust, Series 2007-FL3A, Class A1 0.42% due 04/15/22*(1)(3)	373,292	334,006
Citigroup Commercial Mtg. Trust, Series 2007-C6, Class AM 5.70% due 12/10/49(1)(2)	1,000,000	853,814
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.22% due 07/15/44(1)(2)	225,000	241,054
Commercial Mtg. Asset Trust, Series 1999-C1, Class A3 6.64% due 01/17/32(1)	29,428	29,428
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	175,000	186,066
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)(2)	600,000	623,137
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.92% due 01/05/36(1)	32,000	34,117
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 5.22% due 04/10/37(1)(2)	575,000	590,637
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7 5.32% due 06/10/36(1)(2)	100,000	106,894
GS Mtg. Securities Corp. II,
Series 2006-GG6, Class A4 5.55% due 04/10/38(1)(2)	445,000	457,867
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	5,000	4,994
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP6, Class A4 5.48% due 04/15/43(1)(2)	200,000	212,362
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.48% due 12/12/44(1)(2)	575,000	608,488
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.87% due 04/15/45(1)(2)	190,000	202,475
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(1)	457,070	469,322
LB-UBS Commercial Mtg. Trust, Series 2006-C6, Class A4 5.37% due 09/15/39(1)	230,000	237,857
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class A3 5.43% due 02/15/40(1)	300,000	300,907
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(1)(2)	310,000	332,903

1

LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(1)	200,000	209,024
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)(2)	575,000	601,972
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	493,000	518,655
Morgan Stanley Capital I, Series 2005-T19, Class A4A 4.89% due 06/12/47(1)	285,000	301,826
Morgan Stanley Capital I, Series 2006-T21, Class A2 5.09% due 10/12/52(1)	495,000	498,483
Morgan Stanley Capital I, Series 2005-HQ5, Class A4 5.17% due 01/14/42(1)	110,000	116,490
Morgan Stanley Capital I, Series 2007-T27, Class AM 5.65% due 06/11/42(1)(2)	1,000,000	866,476
Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2 5.98% due 01/15/39(1)	265,000	279,459
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(1)	448,870	463,661
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(1)	323,619	338,506
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3 6.51% due 04/15/34(1)	175,527	184,188
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A 5.81% due 08/12/45*(1)(2)	2,000,000	2,096,656
Residential Asset Securities Corp., Series 2006-EMX3, Class A2 0.53% due 04/25/36(3)	2,980,134	2,088,400
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class A4 4.94% due 04/15/42(1)	135,000	142,111
Wachovia Bank Commercial Mtg. Trust, Series 2006-C29, Class A4 5.31% due 11/15/48(1)	500,000	517,691
Total Asset Backed Securities (cost $18,872,787)		20,102,095
U.S. CORPORATE BONDS & NOTES — 25.3%
Aerospace/Defense — 0.0%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/19*	70,000	79,813
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	37,000	36,260
		116,073
Aerospace/Defense-Equipment — 0.1%
Goodrich Corp. Notes 6.29% due 07/01/16	250,000	292,800
Agricultural Chemicals — 0.0%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	19,000	19,462
Agricultural Operations — 0.1%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/14	77,000	81,331
Cargill, Inc. Senior Notes 5.60% due 09/15/12*	135,000	146,495
Cargill, Inc. Notes
6.38% due 06/01/12*	255,000	276,730
		504,556
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 01/09/12	121,530	121,469
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19	250,000	265,000
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	109,000	114,450
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/24	126,661	133,654
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	25,000	26,750
		661,323
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 6.50% due 11/15/13	200,000	223,847

2

Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	200,000	255,490
Ford Motor Co. Notes 7.45% due 07/16/31	10,000	9,025
		488,362
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Senior Notes 8.25% due 11/01/21	75,000	76,125
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Senior Notes 8.50% due 05/01/18*	25,000	25,187
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	25,000	25,063
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	60,000	60,150
		110,400
Banks-Commercial — 0.7%
BB&T Corp. Sub. Notes 4.90% due 06/30/17	250,000	257,742
BB&T Corp. Sub. Notes 5.25% due 11/01/19	200,000	206,577
BB&T Corp. Sub. Notes 6.50% due 08/01/11	200,000	209,938
Branch Banking & Trust Co. Sub. Notes 0.78% due 05/23/17(3)	112,000	102,544
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	66,280	59,652
HSBC Bank USA NA Sub. Notes 4.63% due 04/01/14	100,000	105,322
KeyBank NA Sub. Notes 7.41% due 10/15/27	30,000	33,113
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	265,428
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	130,000	129,178
Sovereign Bank Sub. Notes 8.75% due 05/30/18	295,000	338,165
US Bank NA Sub. Notes 3.78% due 04/29/20(3)	100,000	101,550
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	159,000	173,258
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	535,000	581,725
		2,564,192
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Ltd. Guar. Bonds 1.54% due 06/01/77	622,000	444,982
The Bank of New York Mellon Corp. Senior Notes 4.30% due 05/15/14	25,000	26,851
		471,833
Banks-Super Regional — 0.9%
BAC Capital Trust XV Ltd. Guar. Notes 1.34% due 06/01/56(3)	110,000	71,738
Bank One Corp.
Sub. Notes 5.90% due 11/15/11	160,000	168,140
Capital One Financial Corp.
Senior Notes
6.75% due 09/15/17	490,000	561,217
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	180,000	205,822
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	460,000	500,923
National City Corp. Senior Notes 4.90% due 01/15/15	100,000	107,795
National City Corp. Sub. Notes 6.88% due 05/15/19	100,000	112,252
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	95,000	96,634
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	21,000	19,466
Wachovia Capital Trust III Ltd. Guar. Notes 5.80% due 03/15/11(3)(4)	310,000	246,450
Wachovia Corp. Senior Notes 5.50% due 05/01/13	175,000	189,934
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	350,000	377,742

3

Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	450,000	475,728
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	100,000	109,319
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(3)(4)	115,000	118,450
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	92,000	100,311
		3,461,921
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	45,000	45,619
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 11/15/14*	50,000	54,666
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20	125,000	134,699
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.20% due 01/15/14*	270,000	310,456
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	217,000	263,386
		763,207
Broadcast Services/Program — 0.2%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	35,000	24,588
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	215,000	220,427
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/20	100,000	103,947
Discovery Communications LLC Company Guar. Notes 6.35% due 06/01/40	105,000	112,212
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	35,000	35,175
Turner Broadcasting, Inc. Senior Notes 8.38% due 07/01/13	75,000	87,654
		584,003
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	55,000	52,250
Cable/Satellite TV — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20*	65,000	66,463
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	640,000	741,100
Comcast Corp. Company Guar. Notes 5.15% due 03/01/20	100,000	104,695
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	72,000	79,146
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	405,000	456,414
Comcast Corp. Company Guar. Notes 6.40% due 05/15/38	40,000	43,095
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	215,000	248,231
COX Communications, Inc. Notes 5.88% due 12/01/16*	30,000	33,351
COX Communications, Inc.
Notes 6.75% due 03/15/11	50,000	51,670
COX Communications, Inc. Notes 7.13% due 10/01/12	275,000	305,556
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	49,000	51,511
DIRECTV Holdings LLC Company Guar. Notes 3.55% due 03/15/15	100,000	100,663
DIRECTV Holdings LLC Company Guar. Notes 5.20% due 03/15/20	75,000	78,166
DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	100,000	103,500
DirecTV Holdings LLC / DirecTV Financing Co., Inc. Company Guar. Notes 4.75% due 10/01/14	500,000	529,536
DirecTV Holdings LLC/DirecTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	100,000	108,625
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	12,000	12,360

4

Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	139,000	139,347
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	425,000	453,974
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	134,000	147,125
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	165,000	177,842
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	100,000	116,100
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	150,000	184,470
		4,332,940
Capacitors — 0.0%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	50,000	49,750
Casino Hotels — 0.1%
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	69,000	72,622
MGM Resorts International Senior Sec. Notes 11.13% due 11/15/17	85,000	93,712
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	35,000	34,913
		201,247
Cellular Telecom — 0.3%
AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	178,000	186,128
AT&T Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	200,000	274,561
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	205,000	229,835
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	240,000	312,033
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	69,000	72,105
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	46,000	43,700
		1,118,362
Chemicals-Diversified — 0.1%
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	20,000	21,707
LBI Escrow Corp. Senior Sec. Notes 8.00% due 11/01/17*	50,000	51,500
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	65,000	64,838
The Dow Chemical Co. Senior Notes 5.90% due 02/15/15	210,000	229,493
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	75,000	64,500
		432,038
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	55,000	49,638
Chemicals-Specialty — 0.0%
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	37,000	34,965
Coal — 0.0%
Arch Coal, Inc. Senior Notes 8.75% due 08/01/16*	43,000	44,827
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	25,000	25,125
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	25,000	24,063
		94,015
Commercial Services — 0.0%
Ceridian Corp. Senior Notes 11.25% due 11/15/15	95,000	85,738
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	106,000	110,911
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	31,000	32,627
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	110,000	142,920

5

SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	19,000	19,309
		305,767
Computers — 0.1%
International Business Machines Corp. Senior Notes 5.60% due 11/30/39	202,000	224,570
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	210,000	241,803
		466,373
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	37,000	40,207
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	45,000	45,450
Consumer Products-Misc. — 0.1%
Fortune Brands, Inc. Senior Notes 5.38% due 01/15/16	200,000	215,615
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	32,000	33,280
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	15,000	13,650
		46,930
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18*	50,000	45,750
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	34,000	35,530
Pactiv Corp. Senior Notes 5.88% due 07/15/12	50,000	51,857
Pactiv Corp. Bonds 7.95% due 12/15/25	35,000	32,667
Tenneco Packaging, Inc. Senior Notes 8.38% due 04/15/27	40,000	39,182
		204,986
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Company Guar. Notes 9.75% due 11/15/15*	45,000	46,125
Data Processing/Management — 0.0%
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	45,000	33,750
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	20,000	15,200
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(14)	25,000	18,313
		67,263
Decision Support Software — 0.0%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	59,000	56,419
Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	92,000	68,655
Distribution/Wholesale — 0.1%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	75,000	75,187
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	90,000	87,300
		162,487
Diversified Banking Institutions — 3.7%
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/31	160,000	147,600
Bank of America Corp. FDIC Guar. Notes 2.10% due 04/30/12	703,000	719,914
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	759,000	792,647
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	245,000	250,071
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	303,000	301,879
Bank of America Corp. Senior Notes 5.65% due 05/01/18	500,000	512,406
Bank of America Corp. Senior Notes 5.75% due 12/01/17	175,000	181,489
Bank of America Corp. Senior Notes 6.00% due 09/01/17	350,000	368,316
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	39,000	41,271
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(3)(4)	225,000	217,334

6

Citigroup, Inc. FDIC Guar. Notes 2.13% due 04/30/12	756,000	774,530
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	364,000	364,073
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	100,000	103,950
Citigroup, Inc. Senior Notes 5.50% due 10/15/14	210,000	215,904
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	360,000	354,436
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	233,000	243,942
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	100,000	104,911
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	105,000	93,922
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	130,000	135,760
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	300,000	313,105
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	460,000	418,089
Citigroup, Inc. Senior Notes 6.38% due 08/12/14	200,000	212,431
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	70,000	74,562
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	350,000	367,173
Citigroup, Inc. Senior Notes 8.50% due 05/22/19	50,000	59,606
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	25,000	25,313
JP Morgan Chase & Co. Senior Notes 3.40% due 06/24/15	50,000	50,114
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(3)	313,000	317,333
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	400,000	426,852
JP Morgan Chase & Co. Sub. Notes 5.15% due 10/01/15	150,000	160,489
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	150,000	165,635
JP Morgan Chase & Co. Senior Notes 6.30% due 04/23/19	75,000	84,712
JP Morgan Chase & Co. Jr. Sub Notes 7.90% due 04/30/18(3)(4)	110,000	113,380
Morgan Stanley Senior Notes 4.20% due 11/20/14	100,000	98,744
Morgan Stanley Sub. Notes 4.75% due 04/01/14	290,000	290,498
Morgan Stanley Notes 5.55% due 04/27/17	100,000	99,187
Morgan Stanley Senior Notes
5.63% due 09/23/19	400,000	386,965
Morgan Stanley Senior Notes 6.00% due 05/13/14	150,000	158,938
Morgan Stanley Senior Notes 6.00% due 04/28/15	628,000	656,307
Morgan Stanley Senior Notes 6.25% due 08/28/17	150,000	152,495
Morgan Stanley Senior Notes 6.63% due 04/01/18	675,000	707,491
The Goldman Sachs Group, Inc. Senior Notes 4.75% due 07/15/13	110,000	114,848
The Goldman Sachs Group, Inc. Senior Notes 5.25% due 04/01/13	95,000	99,985
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	117,975
The Goldman Sachs Group, Inc. Senior Notes 6.00% due 05/01/14	140,000	150,453
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	350,000	370,450
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	460,000	439,492
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	255,000	249,987

7

The Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	370,000	413,578
		13,220,542
Diversified Financial Services — 0.9%
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	22,675	23,242
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	83,466	85,553
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(3)	152,000	148,039
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	180,000	181,999
General Electric Capital Corp. Senior Notes 3.50% due 06/29/15	350,000	349,693
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	150,000	153,447
General Electric Capital Corp. Senior Notes 5.50% due 01/08/20	245,000	258,905
General Electric Capital Corp. Notes 5.63% due 05/01/18	1,025,000	1,089,282
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	117,000	114,731
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	370,000	398,165
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	535,000	542,764
		3,345,820
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	51,000	55,457
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	36,000	32,760
SPX Corp. Senior Notes 7.63% due 12/15/14	30,000	30,825
Textron, Inc. Senior Notes 6.20% due 03/15/15	250,000	269,076
		388,118
Electric-Generation — 0.2%
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	270,000	264,433
Edison Mission Energy Senior Notes 7.20% due 05/15/19	174,000	107,010
The AES Corp. Senior Notes 8.00% due 10/15/17	137,000	138,370
The AES Corp. Senior Notes 8.88% due 02/15/11	106,000	108,385
Tri-State Generation & Transmission Association 1st Mtg. Bonds 6.00% due 06/15/40*	85,000	87,718
		705,916
Electric-Integrated — 1.5%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	133,000	135,375
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	116,000	134,572
CenterPoint Energy, Inc. Senior Notes
6.50% due 05/01/18	95,000	105,072
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	235,000	265,526
Consumers Energy Co. 1st Mtg. Notes 5.00% due 03/15/15	100,000	108,483
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	230,000	251,729
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38	86,000	104,103
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	64,000	64,084
Exelon Generation Co. LLC Notes 5.35% due 01/15/14	175,000	190,769
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/39	86,000	91,865

8

FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/19	250,000	280,941
Illinois Power Co. Senior Sec. Notes 9.75% due 11/15/18	100,000	131,288
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/18	250,000	279,675
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	505,000	555,993
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	98,000	91,140
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	37,570	38,791
Nevada Power Co. Senior Notes 6.50% due 08/01/18	200,000	228,407
NiSource Finance Corp. Company Guar. Notes 6.15% due 03/01/13	150,000	163,575
NiSource Finance Corp. Company Guar. Notes 6.40% due 03/15/18	80,000	88,027
Oncor Electric Delivery Co 1st Mtg. Bonds 6.80% due 09/01/18	150,000	176,079
PECO Energy Co. 1st Mtgs. Bonds 5.70% due 03/15/37	170,000	184,405
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	189,000	210,556
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/38	65,000	88,311
Progress Energy, Inc. Senior Notes 6.85% due 04/15/12	470,000	511,082
Puget Sound Energy, Inc. Senior Sec. Notes 5.76% due 07/15/40	105,000	108,829
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/16	150,000	168,055
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series A 10.25% due 11/01/15	103,000	67,980
Texas Competitive Electric Holdings Co., LLC Company Guar. Notes, Series B 10.25% due 11/01/15	2,000	1,320
TXU Electric Delivery Co. Senior Notes 6.38% due 05/01/12	200,000	216,033
Union Electric Co. Sec. Notes 6.40% due 06/15/17	165,000	187,156
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/18	100,000	111,421
		5,340,642
Electric-Transmission — 0.0%
ITC Midwest LLC 1st Mtg. Bonds 6.15% due 01/31/38*	105,000	115,996
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	49,000	51,205
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	50,000	53,000
		104,205
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.38% due 05/01/18*	5,000	4,850
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	33,000	32,587
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	25,000	25,563
		63,000
Energy-Alternate Sources — 0.0%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	80,000	80,800
Enterprise Software/Service — 0.0%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18*	75,000	75,750
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	160,000	163,615
Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	60,000	64,004
Caterpillar Financial Services Corp. Senior Notes 7.15% due 02/15/19	100,000	123,167
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	150,000	155,975
		343,146

9

Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Notes 6.75% due 05/15/11	210,000	218,608
SLM Corp. Senior Notes 5.00% due 04/15/15	100,000	86,005
SLM Corp. Senior Notes 5.05% due 11/14/14	90,000	80,493
SLM Corp. Senior Notes 8.00% due 03/25/20	100,000	87,819
		472,925
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 7.25% due 05/20/14	800,000	909,304
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	100,000	109,413
Discover Financial Services Senior Notes 6.45% due 06/12/17	40,000	40,369
		1,059,086
Finance-Investment Banker/Broker — 0.9%
Goldman Sachs Capital I Company Guar. Notes 6.35% due 02/15/34	250,000	224,319
JP Morgan Capital Notes 5.88% due 03/15/35	60,000	54,634
JPMorgan Chase Capital XVII Company Guar. Notes 5.85% due 08/01/35	130,000	117,914
JPMorgan Chase Capital XXIII Ltd. Guar. Bonds 1.44% due 05/15/77(3)	50,000	36,580
Lazard Group LLC Senior Notes 6.85% due 06/15/17	250,000	253,174
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 5.86% due 05/31/12†(3)(4)(5)(6)	58,000	6
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(5)(6)	131,000	65
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(5)(6)	99,000	50
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	150,000	157,356
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	240,000	255,179
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	907,000	937,241
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	100,000	90,818
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 11/15/18	150,000	159,526
TD Ameritrade Holding Corp. Company Guar. Notes 2.95% due 12/01/12	295,000	300,719
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	235,000	248,448
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	205,000	224,858
The Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	100,000	116,770
		3,177,657
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp.
Company Guar. Notes 5.80% due 06/07/12	30,000	31,546
Finance-Other Services — 0.2%
Cantor Fitzgerald LP Notes 6.38% due 06/26/15*	100,000	100,364
National Rural Utilities Cooperative Finance Corp. Senior Notes 7.25% due 03/01/12	200,000	219,318
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	25,000	23,656
TIAA Global Markets, Inc. Notes 4.95% due 07/15/13*	250,000	272,082
		615,420
Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 5.70% due 12/01/34	25,000	12,063
Firearms & Ammunition — 0.0%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	52,000	54,080
Food-Confectionery — 0.0%
WM Wrigley Jr Co. Company Guar. Notes 3.70% due 06/30/14*	100,000	101,145
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	34,000	37,655

10

Food-Misc. — 0.3%
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/20	415,000	444,694
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	256,000	286,292
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	120,000	137,958
		868,944
Food-Retail — 0.1%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	101,000	115,724
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	85,000	84,150
		199,874
Forestry — 0.0%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	135,000	133,368
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	59,000	57,525
Service Corp. International Senior Notes 8.00% due 11/15/21	59,000	59,295
		116,820
Gambling (Non-Hotel) — 0.1%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	156,000	146,640
Gas-Distribution — 0.3%
AGL Capital Corp. Senior Notes 6.38% due 07/15/16	85,000	94,221
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	155,705
Energen Corp. Notes 7.63% due 12/15/10	190,000	194,691
Sempra Energy Senior Notes 6.50% due 06/01/16	65,000	74,587
Sempra Energy Senior Notes 8.90% due 11/15/13	180,000	215,026
Sempra Energy Senior Notes 9.80% due 02/15/19	100,000	132,796
		867,026
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	30,000	30,825
Home Furnishings — 0.0%
Norcraft Cos., LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15*	45,000	46,350
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	65,000	65,000
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(7)(9)	150,000	0
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	90,000	89,550
		89,550
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.85% due 02/15/13	250,000	263,646
Insurance-Life/Health — 0.9%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	98,000	101,235
Lincoln National Corp. Senior Notes 4.30% due 06/15/15	35,000	35,599
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	300,000	317,310
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(3)	113,000	94,073
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	132,000	140,189
Pacific Life Insurance Co. Notes 9.25% due 06/15/39*	275,000	340,802
Pricoa Global Funding I Notes 5.45% due 06/11/14*	500,000	543,608
Principal Financial Group, Inc. Senior Notes 7.88% due 05/15/14	50,000	57,820
Principal Financial Group, Inc. Senior Notes 8.88% due 05/15/19	100,000	122,615
Principal Life Income Funding Trusts Senior Sec. Notes 0.55% due 11/08/13(3)	150,000	147,683

11

Protective Life Corp. Senior Notes 8.45% due 10/15/39	306,000	326,549
Protective Life Secured Trusts Senior Sec. Notes 5.45% due 09/28/12	150,000	161,049
Prudential Financial, Inc. Senior Notes 2.75% due 01/14/13	150,000	150,733
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	80,000	88,043
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	300,000	312,806
Teachers Insurance & Annuity Assoc. of America Notes 6.85% due 12/16/39*	132,000	153,746
Unum Group Senior Notes 7.13% due 09/30/16	55,000	60,431
		3,154,291
Insurance-Multi-line — 0.8%
Farmers Insurance Exchange Notes 8.63% due 05/01/24*	250,000	278,416
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	114,000	108,869
Genworth Financial, Inc. Senior Notes 8.63% due 12/15/16	95,000	101,309
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	100,000	110,631
Hartford Financial Services Group, Inc. Senior Notes 4.00% due 03/30/15	100,000	98,178
Hartford Financial Services Group, Inc. Senior Notes 5.38% due 03/15/17	120,000	118,941
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 03/30/20	75,000	72,794
Hartford Financial Services Group, Inc. Senior Notes 6.00% due 01/15/19	255,000	257,241
MetLife, Inc. Senior Notes 6.75% due 06/01/16	80,000	90,508
MetLife, Inc. Notes 7.72% due 02/15/19	375,000	446,332
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	190,000	194,370
MMI Capital Trust I Company Guar. Bonds 7.63% due 12/15/27	100,000	97,745
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	350,000	410,256
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	135,000	135,832
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	133,000	133,617
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	165,000	162,634
		2,817,673
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	255,000	265,146
Liberty Mutual Group, Inc.
Senior Notes 6.50% due 03/15/35*	123,000	109,749
Liberty Mutual Group, Inc.
Company Guar. Notes 7.80% due 03/07/87*	167,000	136,940
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	130,000	112,284
Massachusetts Mutual Life Insurance Co. Notes 8.88% due 06/01/39*	245,000	325,994
		950,113
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	170,000	203,588
Everest Reinsurance Holdings, Inc. Jr. Sub. Bonds 6.60% due 05/01/67(3)	235,000	204,450
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	35,000	36,046
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	89,000	91,354

12

W.R. Berkley Corp. Senior Notes 5.13% due 09/30/10	140,000	140,672
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	70,000	70,747
		746,857
Insurance-Reinsurance — 0.0%
Axis Specialty Finance LLC Company Guar. Notes 5.88% due 06/01/20	40,000	38,329
Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.65% due 11/15/15	240,000	269,170
Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	180,000	191,349
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	30,000	29,785
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	75,000	85,679
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	175,000	203,856
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/39*	100,000	130,089
		419,624
Medical Products — 0.0%
CareFusion Corp. Senior Notes 4.13% due 08/01/12	95,000	99,237
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(8)	40,000	39,400
		138,637
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 5.70% due 02/01/19	105,000	121,973
Amgen, Inc. Senior Notes 6.40% due 02/01/39	180,000	213,156
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	45,000	46,912
Life Technologies Corp. Senior Notes 4.40% due 03/01/15	195,000	201,703
		583,744
Medical-Drugs — 0.4%
Abbott Laboratories Senior Notes 5.30% due 05/27/40	105,000	110,190
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	235,000	279,682
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	570,000	677,387
Schering-Plough Corp Senior Notes 6.00% due 09/15/17	147,000	172,700
Valeant Pharmaceuticals International Company Guar. Notes 8.38% due 06/15/16	80,000	90,400
		1,330,359
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	32,000	36,027
Medical-HMO — 0.2%
UnitedHealth Group, Inc.
Senior Notes 5.50% due 11/15/12	284,000	304,952
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/37	105,000	115,416
WellPoint, Inc. Senior Notes 6.00% due 02/15/14	100,000	112,134
WellPoint, Inc. Senior Notes 7.00% due 02/15/19	190,000	225,370
		757,872
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	70,000	70,700
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	85,000	87,656
HCA, Inc. Senior Notes 7.50% due 11/15/95	88,000	65,560
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	170,000	180,200
		404,116

13

Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	45,000	42,300
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.00% due 06/15/15	300,000	311,650
Metal Processors & Fabrication — 0.1%
Commercial Metals Co. Notes 5.63% due 11/15/13	125,000	133,682
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	50,000	50,702
		184,384
Metal-Copper — 0.0%
Southern Copper Corp. Senior Notes 5.38% due 04/16/20	45,000	45,105
Multimedia — 0.9%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	540,000	649,606
COX Enterprises, Inc. Senior Notes 7.88% due 09/15/10*	210,000	212,597
NBC Universal, Inc. Notes 3.65% due 04/30/15*	190,000	194,294
NBC Universal, Inc. Notes 6.40% due 04/30/40*	210,000	224,322
News America Holdings, Inc. Debentures 8.45% due 08/01/34	20,000	24,430
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/23	70,000	90,813
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	150,000	163,251
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	250,000	296,134
News America, Inc. Debentures 7.28% due 06/30/28	95,000	106,470
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	215,000	242,891
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	100,000	128,211
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	102,000	126,611
Time Warner, Inc. Company Guar. Notes 4.88% due 03/15/20	150,000	154,691
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/40	25,000	26,369
Viacom, Inc. Notes 4.38% due 09/15/14	70,000	74,401
Viacom, Inc. Senior Notes 6.13% due 10/05/17	350,000	397,474
Viacom, Inc. Senior Notes 6.25% due 04/30/16	72,000	81,666
		3,194,231
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	45,000	47,925
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes
5.50% due 01/15/40	114,000	119,485
Non-Hazardous Waste Disposal — 0.2%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	323,000	346,418
Waste Management, Inc.
Company Guar. Notes 6.10% due 03/15/18	100,000	113,976
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	101,000	109,210
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	25,000	25,625
		595,229
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 5.50% due 05/15/12	145,000	154,563
Xerox Corp. Senior Notes 5.63% due 12/15/19	45,000	47,885
Xerox Corp. Senior Notes 6.35% due 05/15/18	175,000	195,201
Xerox Corp. Company Guar. Notes 6.40% due 03/15/16	230,000	258,518
Xerox Corp. Senior Notes 8.25% due 05/15/14	100,000	117,215
		773,382

14

Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/14	185,000	167,378
Anadarko Petroleum Corp. Debentures 6.20% due 03/15/40	34,000	26,900
Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	123,000	131,149
ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15*	45,000	32,400
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	167,000	169,714
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	103,250
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	90,000	88,650
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	92,000	83,596
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	90,000	92,137
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	233,000	193,972
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	150,000	171,527
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	276,000	341,500
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	44,000	53,395
		1,655,568
Oil Companies-Integrated — 0.2%
Hess Corp. Senior Notes 7.00% due 02/15/14	200,000	228,972
Hess Corp. Senior Notes 7.88% due 10/01/29	291,000	358,079
Marathon Oil Corp. Senior Notes 6.50% due 02/15/14	30,000	33,779
Marathon Oil Corp. Senior Notes 7.50% due 02/15/19	150,000	179,867
		800,697
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 4.50% due 02/01/15	115,000	118,168
Valero Energy Corp. Senior Notes 6.13% due 06/15/17	100,000	106,200
Valero Energy Corp. Senior Notes 6.13% due 02/01/20	200,000	205,519
		429,887
Oil-Field Services — 0.1%
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	40,000	43,000
Halliburton Co. Senior Notes
7.60% due 08/15/96*	180,000	193,713
		236,713
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	54,000	55,080
Georgia-Pacific LLC
Senior Notes 7.75% due 11/15/29	45,000	45,450
International Paper Co. Senior Notes 7.30% due 11/15/39	200,000	220,546
International Paper Co. Senior Notes 7.95% due 06/15/18	50,000	59,530
International Paper Co. Senior Notes 9.38% due 05/15/19	65,000	83,953
		464,559
Pharmacy Services — 0.2%
Express Scripts, Inc. Senior Notes 6.25% due 06/15/14	115,000	130,205
Express Scripts, Inc. Senior Notes 7.25% due 06/15/19	195,000	235,711

15

Medco Health Solutions, Inc. Senior Notes 7.13% due 03/15/18	195,000	232,960
		598,876
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	49,000	48,388
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	85,000	87,337
Pipelines — 1.4%
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	100,000	94,500
DCP Midstream LLC Bonds 6.45% due 11/03/36*	220,000	224,223
DCP Midstream LLC Notes 9.70% due 12/01/13*	100,000	119,941
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/15*	200,000	216,456
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	112,000	98,560
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	90,000	91,636
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	370,000	393,166
Energy Transfer Partners LP Senior Notes 8.50% due 04/15/14	70,000	81,103
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/19	100,000	117,603
Enterprise Products Operating LLC Notes 5.25% due 01/31/20	95,000	97,804
Enterprise Products Operating LLC Company Guar. Notes 5.65% due 04/01/13	280,000	303,739
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	95,000	99,834
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	250,000	280,301
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/38	285,000	302,854
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	75,000	82,975
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	80,000	80,800
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	350,000	348,529
NGPL PipeCo LLC Senior Notes 7.12% due 12/15/17*	150,000	143,063
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	225,000	231,593
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	66,000	68,954
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	200,000	217,455
Plains All American Pipeline LP Company Guar. Notes 5.75% due 01/15/20	250,000	258,325
Regency Energy Partners LP/Regency Energy Finance Corp.
Company Guar. Notes 9.38% due 06/01/16*	65,000	68,900
Rockies Express Pipeline LLC Senior Notes
3.90% due 04/15/15*	300,000	289,939
Rockies Express Pipeline LLC Senior Notes 6.88% due 04/15/40*	100,000	91,909
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	102,000	116,901
Williams Partners LP Senior Notes 3.80% due 02/15/15*	325,000	327,110
Williams Partners LP Senior Notes 7.50% due 06/15/11	285,000	299,020
		5,147,193
Printing-Commercial — 0.0%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	51,000	52,658
Property Trust — 0.1%
WEA Finance LLC/WCI Finance LLC Company Guar. Notes 5.40% due 10/01/12*	320,000	339,673
Publishing-Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	50,000	46,500

16

Publishing-Periodicals — 0.0%
Nielsen Finance LLC / Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	70,000	76,475
Real Estate Investment Trusts — 0.9%
AvalonBay Communities, Inc. Senior Notes 5.38% due 04/15/14	105,000	111,787
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	128,000	125,054
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	65,000	67,153
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	150,000	163,557
Duke Realty LP Senior Notes 5.95% due 02/15/17	15,000	15,312
Duke Realty LP Senior Notes 6.75% due 03/15/20	35,000	36,769
Duke Realty LP Senior Notes 7.38% due 02/15/15	150,000	166,379
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17*	45,000	46,125
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	160,000	162,793
ERP Operating LP Notes 6.63% due 03/15/12	210,000	225,974
Federal Realty Investment Trust Senior Notes 5.95% due 08/15/14	140,000	152,978
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	50,000	52,835
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	300,000	310,479
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/20	40,000	41,378
Kimco Realty Corp. Notes 5.19% due 10/01/13	80,000	85,679
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	191,743
Liberty Property LP Senior Notes 5.50% due 12/15/16	110,000	114,135
Liberty Property LP Senior Notes 8.50% due 08/01/10	230,000	230,742
ProLogis Senior Notes 7.38% due 10/30/19	159,000	155,720
Realty Income Corp. Senior Notes 5.75% due 01/15/21	100,000	102,011
Realty Income Corp. Senior Notes 6.75% due 08/15/19	160,000	176,579
Simon Property Group LP Senior Notes 4.20% due 02/01/15	125,000	128,450
Simon Property Group LP Notes 5.10% due 06/15/15	145,000	152,949
Simon Property Group LP Senior Notes 6.75% due 05/15/14	155,000	174,208
		3,190,789
Real Estate Management/Services — 0.1%
AMB Property LP
Company Guar. Notes 6.13% due 12/01/16	220,000	235,197
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	34,000	38,080
		273,277
Real Estate Operations & Development — 0.1%
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	103,032
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	105,000	109,507
		212,539
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(5)(8)	70,000	523
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	215,000	234,285
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	30,000	29,813
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	20,000	19,450
		283,548
Retail-Discount — 0.2%
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/20	475,000	474,563

17

Wal-Mart Stores, Inc. Senior Notes 4.88% due 07/08/40	246,000	239,653
		714,216
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	220,000	223,467
CVS Caremark Corp. Pass Thru Certs. 6.04% due 12/10/28	205,799	210,487
CVS Caremark Corp. Senior Notes 6.13% due 09/15/39	105,000	112,238
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	79,504	90,527
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	65,000	64,756
		701,475
Retail-Petroleum Products — 0.0%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	50,000	50,625
Retail-Regional Department Stores — 0.1%
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	92,000	86,940
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	31,000	29,760
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	35,000	33,687
		150,387
Retail-Restaurants — 0.0%
Brinker International, Inc. Senior Notes 5.75% due 06/01/14	34,000	35,695
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	64,000	66,560
		102,255
Retail-Toy Stores — 0.0%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	78,000	79,950
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	59,000	60,622
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	55,000	59,813
		120,435
Satellite Telecom — 0.0%
Intelsat Corp. Senior Notes 9.25% due 06/15/16	25,000	26,250
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	95,000	94,077
Washington Mutual Preferred Funding Delaware Jr. Sub. 6.53% due 03/15/11*†(3)(4)(5)(6)	100,000	3,625
		97,702
Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	45,000	38,475
Special Purpose Entities — 0.2%
Capital One Capital V Company Guar. Notes 10.25% due 08/15/39	173,000	182,515
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	27,000	18,900
Goldman Sachs Capital II Ltd. Guar. Bonds 5.79% due 06/01/12(3)(4)	35,000	26,425
Hidden Ridge Facility Trustee Senior Sec. Notes 5.75% due 01/01/21*(7)	100,000	100,500
New Communications Holdings, Inc. Senior Notes 8.25% due 04/15/17*	16,000	16,060
New Communications Holdings, Inc. Senior Notes 8.50% due 04/15/20*	16,000	16,040
Principal Life Global Funding I Notes 6.13% due 10/15/33*	190,000	182,269
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	64,000	72,815
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	48,000	51,932
		667,456
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	65,000	63,050

18

Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	45,000	45,169
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16	60,000	60,300
		168,519
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	34,000	34,765
Telecom Services — 0.4%
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	35,000	34,694
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	53,187
Qwest Corp. Senior Notes 8.88% due 03/15/12	150,000	160,875
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19*	105,000	110,512
SBA Tower Trust Notes 4.25% due 04/15/40*	315,000	328,076
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	540,000	672,921
		1,360,265
Telephone-Integrated — 0.6%
AT&T, Inc. Notes 5.10% due 09/15/14	660,000	732,166
AT&T, Inc. Senior Notes 6.30% due 01/15/38	350,000	379,814
BellSouth Corp. Senior Notes 6.55% due 06/15/34	130,000	143,173
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	5,000	4,688
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	79,000	73,272
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	140,000	143,850
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	60,000	49,800
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	66,000	63,030
Verizon Communications, Inc. Notes 6.40% due 02/15/38	315,000	347,151
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	70,000	73,869
		2,010,813
Television — 0.2%
CBS Corp. Company Guar. Notes 4.63% due 05/15/18	162,000	161,719
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	70,000	81,047
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	250,000	294,730
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	175,000	220,171
Paxson Communications Corp. Senior Sec. Notes
8.38% due 01/15/13*†(3)(5)(6)(7)(8)(9)	64,037	0
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(8)	63,000	52,447
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11†(5)(6)	35,000	21
		810,135
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	235,000	293,305
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	270,000	341,923
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/38	125,000	164,220
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	250,000	253,958
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	250,000	273,481
Philip Morris International, Inc. Notes 6.38% due 05/16/38	220,000	256,040
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/18	175,000	201,856
		1,784,783

19

Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16	107,992	91,253
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 07/02/21	247,976	238,057
		329,310
Transport-Equipment & Leasing — 0.1%
GATX Corp. Notes 4.75% due 10/01/12	133,000	140,014
GATX Corp. Senior Notes 4.75% due 05/15/15	95,000	99,055
		239,069
Transport-Services — 0.0%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	70,000	66,850
Ryder System, Inc. Notes 5.00% due 06/15/12	71,000	75,149
		141,999
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	50,000	51,125
Wireless Equipment — 0.1%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	223,000	235,115
Motorola, Inc. Debentures 6.50% due 09/01/25	231,000	230,006
		465,121
Total U.S. CORPORATE BONDS & NOTES (cost $86,840,061)		91,946,233
FOREIGN CORPORATE BONDS & NOTES — 5.6%
Agricultural Chemicals — 0.2%
Agrium, Inc. Senior Debentures 7.80% due 02/01/27	185,000	228,013
Yara International ASA Senior Notes 5.25% due 12/15/14*	355,000	381,174
		609,187
Banks-Commercial — 1.0%
ANZ National International, Ltd. Bank Guar. Notes 2.38% due 12/21/12*	77,000	77,993
ANZ National International, Ltd. Bank Guar. Notes 6.20% due 07/19/13*	105,000	116,329
Barclays Bank PLC Senior Notes 5.20% due 07/10/14	210,000	221,624
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(3)(4)	157,000	127,955
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	105,000	105,971
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(3)(4)	94,000	75,670
Barclays Bank PLC Sub. Notes 10.18% due 06/12/21*	210,000	262,991
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	100,000	101,609
Credit Suisse AG Sub. Notes 5.40% due 01/14/20	305,000	303,251
Credit Suisse New York
Senior Notes
5.00% due 05/15/13	100,000	106,838
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	955,000	996,509
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	255,000	259,771
Nordea Bank AB
Jr. Sub. Bonds 8.38% due 03/25/15(3)(4)	84,000	88,200
Overseas-Chinese Banking Corp., Ltd. Sub. Notes 7.75% due 09/06/11*	250,000	267,326
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/20*	256,000	262,330
The Royal Bank of Scotland PLC Bank Guar. Notes 4.88% due 03/16/15	100,000	99,496
Westpac Banking Corp. Jr. Sub. Notes 0.62% due 09/30/10(3)(4)	360,000	237,600
		3,711,463
Banks-Money Center — 0.3%
Bank of China Hong Kong, Ltd. Sub. Notes 5.55% due 02/11/20*	175,000	174,052
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*	125,000	120,433
Mizuho Financial Group Cayman, Ltd. Senior Sub. Notes 5.79% due 04/15/14*	300,000	324,684
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	390,000	436,788
		1,055,957
Banks-Mortgage — 0.1%
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/14*	200,000	199,358

20

Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 01/15/40	190,000	197,965
Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/18*	200,000	224,477
Cellular Telecom — 0.2%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/20*	280,000	289,288
America Movil SAB de CV Company Guar. Notes 6.13% due 03/30/40*	100,000	104,423
Vodafone Group PLC Senior Notes 4.15% due 06/10/14	100,000	104,930
Vodafone Group PLC Senior Notes 6.15% due 02/27/37	59,000	61,174
		559,815
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 6.00% due 08/15/15	220,000	212,850
Computers-Memory Devices — 0.0%
Seagate HDD Company Guar. Notes 6.88% due 05/01/20*	25,000	23,750
Diversified Banking Institutions — 0.4%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(3)(4)	69,000	50,715
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/36	200,000	207,434
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	625,000	673,551
Natixis Sub. Notes 0.55% due 01/15/19(3)	50,000	43,368
Royal Bank of Scotland Group PLC Sub. Notes 6.38% due 02/01/11	280,000	283,242
UBS AG Senior Notes 3.88% due 01/15/15	250,000	248,762
		1,507,072
Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 6.13% due 08/17/26*	350,000	394,689
Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	200,000	232,705
Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 5.75% due 09/11/19*	230,000	245,120
Electric-Distribution — 0.0%
United Energy Distribution Holdings Property, Ltd. Company Guar. Notes 4.70% due 04/15/11*	85,000	87,246
Electric-Integrated — 0.1%
EDP Finance BV Senior Notes 5.38% due 11/02/12*	165,000	169,527
Enel Finance International SA Company Guar. Notes 6.00% due 10/07/39*	100,000	96,209
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	180,000	192,501
TransAlta Corp. Senior Notes 5.75% due 12/15/13	132,000	143,838
		602,075
Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 5.00% due 03/04/15	375,000	396,254
Insurance-Multi-line — 0.1%
Aegon NV Senior Notes 4.63% due 12/01/15	200,000	204,539
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	120,000	122,787
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	79,000	81,586
		408,912
Insurance-Reinsurance — 0.0%
Endurance Specialty Holdings, Ltd. Senior Notes 7.00% due 07/15/34	100,000	95,423

21

Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/37	240,000	290,833
Metal-Diversified — 0.3%
Falconbridge, Ltd. Company Guar. Notes 7.35% due 06/05/12	133,000	144,142
Inco, Ltd. Bonds 7.20% due 09/15/32	220,000	236,309
Inco, Ltd. Senior Notes 7.75% due 05/15/12	60,000	65,298
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/15	225,000	243,470
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.88% due 07/15/13	429,000	470,035
Rio Tinto Finance USA, Ltd. Company Guar. Notes 8.95% due 05/01/14	70,000	84,905
		1,244,159
Oil & Gas Drilling — 0.0%
Transocean, Inc. Senior Notes 6.00% due 03/15/18	40,000	36,814
Oil Companies-Exploration & Production — 0.4%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	380,000	415,422
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	66,000	70,466
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	150,000	190,516
Encana Corp. Senior Notes 5.90% due 12/01/17	400,000	449,545
Nexen, Inc. Senior Notes 5.88% due 03/10/35	103,000	100,772
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	73,000	63,510
Talisman Energy, Inc. Senior Notes 7.75% due 06/01/19	45,000	55,246
		1,345,477
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	350,000	298,254
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/19	100,000	83,067
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/19	250,000	286,039
Statoil ASA Company Guar. Notes 7.15% due 11/15/25	297,000	360,771
		1,028,131
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	250,000	257,220
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/36	130,000	117,802
		375,022
Paper & Related Products — 0.0%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	34,000	37,145
Pipelines — 0.0%
TransCanada PipeLines, Ltd.
Senior Notes 6.10% due 06/01/40	105,000	112,987
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Escrow Notes 6.50% due 08/01/27†(7)(9)	25,000	0
Satellite Telecom — 0.1%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(10)	159,000	161,783
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	84,000	85,365
		247,148
Special Purpose Entities — 0.1%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	117,000	118,785
AngloGold Ashanti Holdings PLC
Company Guar. Notes 6.50% due 04/15/40	140,000	144,417
SMFG Preferred Capital, Ltd. Jr. Sub. Notes 6.08% due 01/25/17*(3)(4)	111,000	100,062
		363,264
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13	130,000	136,721
ArcelorMittal Senior Notes 6.13% due 06/01/18	185,000	193,488
ArcelorMittal Senior Notes 9.85% due 06/01/19	75,000	93,682
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	75,000	71,250
		495,141
SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	86,000	98,561
Telephone-Integrated — 1.0%
British Telecom PLC Senior Notes 5.15% due 01/15/13	250,000	262,179

22

Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 07/08/14	75,000	80,373
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	420,000	542,512
France Telecom SA Senior Notes 8.50% due 03/01/31	165,000	227,057
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	242,000	244,238
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	540,000	559,570
Telecom Italia Capital SA Company Guar. Bonds 7.72% due 06/04/38	75,000	76,795
Telefonica Emisiones SAU Company Guar. Notes 0.67% due 02/04/13(3)	105,000	101,243
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	675,000	670,357
Telefonica Emisiones SAU Company Guar. Notes 5.13% due 04/27/20	282,000	282,647
Telefonica Emisiones SAU Company Guar. Notes 5.98% due 06/20/11	95,000	98,498
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	101,000	109,906
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 11/15/19*	270,000	281,968
		3,537,343
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	100,000	131,043
Transport-Rail — 0.0%
Canadian National Railway Co. Senior Notes 6.90% due 07/15/28	98,000	120,160
Kansas City Southern de Mexico SA de CV Senior Notes 8.00% due 02/01/18*	15,000	15,525
		135,685
Total Foreign Corporate Bonds & Notes (cost $19,315,184)		20,243,071
FOREIGN GOVERNMENT AGENCIES — 1.6%
Sovereign — 1.6%
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37	20,000	23,600
Federal Republic of Brazil Notes 8.00% due 01/15/18	444,444	515,556
Federal Republic of Brazil Senior Bonds 8.88% due 10/14/19	650,000	849,875
Republic of Argentina Senior Bonds 8.28% due 12/31/33	642,413	439,250
Republic of Colombia Senior Bonds 6.13% due 01/18/41	200,000	202,500
Republic of Indonesia Senior Bonds 6.63% due 02/17/37	200,000	211,304
Republic of Peru Senior Bonds 8.75% due 11/21/33	175,000	237,125
Republic of the Philippines Senior Bonds 6.38% due 10/23/34	340,000	340,000
Republic of Turkey Senior Bonds 11.88% due 01/15/30	400,000	648,000
Republic of Venezuela Senior Bonds 9.25% due 09/15/27	550,000	369,875
Russian Federation Senior Bonds 3.63% due 04/29/15*	400,000	387,000
Russian Federation Senior Bonds 7.50% due 03/31/30(10)	368,000	414,846
United Mexican States Notes 5.13% due 01/15/20	200,000	208,000
United Mexican States Senior Notes 5.95% due 03/19/19	400,000	444,000
United Mexican States Senior Notes 6.05% due 01/11/40	330,000	348,150
Total Foreign Government Agencies (cost $5,596,607)		5,639,081
MUNICIPAL BONDS & NOTES — 0.5%
U.S. Municipal Bonds & Notes — 0.5%
California State Build America General Obligation Bonds 7.55% due 04/01/39	325,000	348,741
California State Public Works Board Build America Bonds 8.36% due 10/01/34	125,000	134,771
California State Refunding Bond General Obligation 4.85% due 10/01/14	125,000	129,611

23

Chicago Transit Authority Revenue Bonds 6.20% due 12/01/40	155,000	160,419
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/57	210,000	202,560
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	160,000	194,896
North Texas Tollway Authority Revenue Bonds 6.72% due 01/01/49	385,000	416,270
State of California General Obligation Bonds 7.63% due 03/01/40	105,000	113,449
Total Municipal Bonds & Notes (cost $1,605,795)		1,700,717
U.S. GOVERNMENT AGENCIES — 35.4%
Federal Home Loan Bank — 1.1%
1.88% due 06/21/13	1,380,000	1,407,197
3.38% due 02/27/13	2,635,000	2,794,863
		4,202,060
Federal Home Loan Mtg. Corp. — 4.4%
3.75% due 03/27/19	796,000	830,485
4.13% due 07/12/10	403,000	403,480
4.50% due 01/15/13	4,083,000	4,443,647
4.50% due 01/01/39	373,334	387,462
4.50% due 04/01/40	1,994,868	2,071,076
5.00% due 07/01/35	130,574	138,475
5.00% due 11/01/36	254,438	269,596
5.00% due 12/01/36	544,703	577,152
5.00% due 01/01/37	191,311	202,708
5.00% due 03/01/38	238,430	252,583
5.00% due 07/01/39	1,134,448	1,201,676
5.50% due 03/01/36(3)	82,139	88,044
5.50% due 07/01/37	426,740	458,482
5.50% due 08/01/37	24,930	26,784
5.50% due 09/01/37	374,572	402,433
5.50% due 10/01/37	1,694,659	1,820,709
5.93% due 10/01/36(3)	454,563	487,659
6.00% due 11/01/37	197,520	214,754
6.25% due 07/15/32	206,000	260,778
6.50% due 03/01/37	300,378	329,824
6.50% due 11/01/37	303,725	333,499
6.75% due 03/15/31	100,000	132,366
Federal Home Loan Mtg. Corp. REMIC Series 3349, Class HB 5.50% due 06/15/31	439,000	465,088
		15,798,760
Federal National Mtg. Assoc. — 5.9%
1.75% due 03/23/11	1,660,000	1,676,177
2.13% due 01/25/13	162,000	163,278
2.48% due 01/01/35(3)	343,617	356,185
2.95% due 07/01/35(3)	28,505	29,779
4.46% due 02/01/34(3)	161,440	168,294
4.50% due 10/01/24	748,504	791,155
4.50% due 01/01/39	179,023	185,938
4.50% due 06/01/39	782,487	812,466
4.50% due 11/01/39	4,816,092	5,000,609
4.73% due 10/01/35(3)	96,862	100,657
4.95% due 12/01/35(3)	37,274	38,852
5.00% due 03/15/16	92,000	104,617
5.28% due 11/01/36(3)	42,977	45,158
5.38% due 11/15/11	3,278,000	3,493,171
5.50% due 11/01/22	120,612	130,471
5.50% due 07/01/23	960,778	1,039,313
5.50% due 11/01/36	952,392	1,023,881
5.50% due 12/01/36	12,577	13,521
5.50% due 07/01/38	1,478,433	1,589,094
6.00% due 05/15/11	250,000	262,233
6.00% due 10/01/36	1,377,653	1,499,359
6.00% due 07/01/38	844,419	916,907
6.25% due 05/15/29	558,000	690,415
6.50% due 07/01/36	196,854	216,213
6.50% due 10/01/37	18,970	20,806
6.63% due 11/15/30	374,000	486,371
Federal National Mtg. Assoc. STRIPS zero coupon due 10/09/19(11)	602,000	372,169
		21,227,089
Government National Mtg. Assoc. — 24.0%
4.50% due 04/15/18	128,205	136,951
4.50% due 05/15/18	820,339	879,389
4.50% due 08/15/18	43,415	46,540
4.50% due 09/15/18	350,328	375,546
4.50% due 10/15/18	1,422,345	1,524,726
4.50% due 09/15/33	567,138	595,619
4.50% due 03/15/39	2,426,819	2,533,523
4.50% due 05/15/40	5,993,463	6,256,988
4.50% due 06/15/40	11,581,032	12,090,235
4.50% due July TBA	27,000,000	28,122,174
5.00% due 06/15/33	16,888	18,153
5.00% due 08/15/33	98,185	105,537
5.00% due 09/15/33	150,702	161,985
5.00% due 10/15/33	105,893	113,822
5.00% due 11/15/33	12,033	12,934
5.00% due 06/15/34	370,121	397,372
5.00% due 05/15/35	21,046	22,556
5.00% due 09/15/35	20,263	21,717
5.00% due 11/15/35	807,849	865,812
5.00% due 02/15/36	476,938	509,966
5.00% due 02/20/36	1,122,949	1,199,958
5.00% due 03/15/36	314,693	336,486
5.00% due 05/15/36	435,687	465,859
5.00% due 06/15/36	440,971	471,508
5.00% due 08/15/36	23,350	24,967
5.00% due 07/15/38	1,283,510	1,370,788
5.00% due 08/15/38	6,276,484	6,703,286
5.50% due 02/15/32	22,292	24,272
5.50% due 03/15/32	26,403	28,896
5.50% due 12/15/32	33,525	36,504
5.50% due 01/15/33	16,140	17,569
5.50% due 02/15/33	103,881	113,077
5.50% due 03/15/33	378,802	412,337

24

5.50% due 04/15/33	1,185,180	1,290,128
5.50% due 05/15/33	7,384	8,038
5.50% due 06/15/33	1,516,841	1,651,128
5.50% due 07/15/33	1,380,224	1,502,418
5.50% due 08/15/33	222,940	242,677
5.50% due 09/15/33	34,644	37,711
5.50% due 11/15/33	193,100	210,195
5.50% due 12/15/33	13,493	14,687
5.50% due 01/15/34	487,449	529,766
5.50% due 02/15/34	170,538	185,342
6.00% due 04/15/28	523,690	577,668
6.00% due 01/15/29	97,229	107,600
6.00% due 03/15/29	56,095	62,078
6.00% due 11/15/31	36,975	40,918
6.00% due 12/15/31	94,862	104,980
6.00% due 04/15/32	77,394	85,649
6.00% due 08/15/32	17,836	19,739
6.00% due 09/15/32	72,982	80,766
6.00% due 10/15/32	248,471	274,972
6.00% due 11/15/32	92,699	102,585
6.00% due 01/15/33	13,611	15,029
6.00% due 02/15/33	162,150	179,040
6.00% due 03/15/33	44,749	49,410
6.00% due 09/15/33	64,922	71,684
6.00% due 01/15/34	277,491	305,353
6.00% due 03/15/34	123,854	136,289
6.00% due 05/15/34	57,633	63,420
6.00% due 07/15/34	63,560	69,942
6.00% due 08/15/34	528,878	581,980
6.00% due 09/15/34	87,966	96,798
6.00% due 11/15/34	341,711	376,021
6.00% due 03/15/35	241,876	265,255
6.00% due 08/15/35	356,717	391,197
6.00% due 01/15/36	174,589	190,973
6.00% due 02/15/36	189,083	206,828
6.00% due 04/15/36	309,377	338,410
6.00% due 05/15/36	181,123	198,121
6.00% due 06/15/36	644,258	704,717
6.00% due 07/15/36	118,039	129,117
6.00% due 08/15/36	426,623	466,541
6.00% due 09/15/36	527,692	577,212
6.00% due 10/15/36	1,050,756	1,149,445
6.00% due 11/15/36	333,599	364,905
6.00% due 12/15/36	105,732	115,654
6.00% due 10/15/39	6,084,815	6,642,527
6.50% due 09/15/28	13,146	14,773
6.50% due 06/15/31	10,874	12,179
6.50% due 09/15/31	28,987	32,466
6.50% due 10/15/31	16,735	18,743
6.50% due 11/15/31	3,021	3,384
6.50% due 12/15/31	12,216	13,681
7.50% due 09/15/30	26,372	30,056
		86,937,247
Total U.S. Government Agencies (cost $122,568,909)		128,165,156
U.S. GOVERNMENT TREASURIES — 22.5%
United States Treasury Bonds — 6.6%
3.50% due 02/15/39	1,985,000	1,843,878
4.25% due 05/15/39	112,000	118,423
4.38% due 02/15/38	2,719,000	2,939,919
4.38% due 11/15/39	1,068,000	1,152,939
4.50% due 05/15/38	82,000	90,444
4.50% due 08/15/39	710,000	781,998
4.63% due 02/15/40	23,000	25,853
5.25% due 11/15/28	235,000	282,845
5.38% due 02/15/31	500,000	615,156
6.25% due 08/15/23	2,027,000	2,627,499
7.13% due 02/15/23	1,899,000	2,629,224
7.88% due 02/15/21	1,267,000	1,813,591
8.13% due 08/15/19	66,000	94,029
8.13% due 05/15/21	22,000	32,079
8.75% due 05/15/20	1,035,000	1,546,840
8.75% due 08/15/20	942,000	1,412,264
9.00% due 11/15/18	3,800,000	5,624,000
9.13% due 05/15/18	55,000	81,142
		23,712,123
United States Treasury Notes — 15.9%
2.00% due 11/30/13	188,000	192,994
2.25% due 01/31/15	2,407,000	2,466,987
2.38% due 09/30/14	64,000	66,105
2.38% due 02/28/15	5,324,000	5,487,074
2.63% due 04/30/16	3,809,000	3,913,747
2.75% due 11/30/16	5,000	5,126
3.13% due 05/15/19	113,000	115,357
3.25% due 06/30/16	950,000	1,007,520
3.38% due 11/30/12	5,197,000	5,528,309
3.38% due 11/15/19	472,000	488,852
3.63% due 08/15/19	32,000	33,838
3.63% due 02/15/20	2,399,000	2,534,692
3.88% due 05/15/18	235,000	256,848
4.00% due 11/15/12	5,534,000	5,960,721
4.00% due 02/15/14	464,000	508,769
4.00% due 02/15/15	6,416,000	7,081,160
4.00% due 08/15/18	399,000	438,869
4.25% due 08/15/13	2,053,000	2,255,894
4.25% due 11/15/13	2,056,000	2,267,381
4.25% due 08/15/14	2,729,000	3,033,240
4.25% due 11/15/14	3,985,000	4,437,983
4.25% due 08/15/15	498,000	556,865
4.25% due 11/15/17	1,541,000	1,731,096
4.50% due 02/15/16	225,000	254,654
4.50% due 05/15/17	50,000	56,883
4.63% due 08/31/11	1,876,000	1,967,089
4.75% due 05/15/14	430,000	485,094
4.75% due 08/15/17	125,000	144,521
4.88% due 02/15/12	448,000	479,955
5.00% due 02/15/11	437,000	449,854
5.00% due 08/15/11	3,271,000	3,440,045
		57,647,522
Total U.S. Government Treasuries (cost $77,012,383)		81,359,645

25

EXCHANGE-TRADED FUNDS — 0.2%
iShares Barclays 1-3 Year Treasury Bond Fund	3,800	319,656
iShares Barclays 3-7 Year Treasury Bond Fund	2,500	288,325
iShares Barclays 7-10 Year Treasury Bond Fund	1,100	105,237
iShares Barclays 10-20 Year Treasury Bond Fund	400	46,792
iShares Barclays 20+ Year Treasury Bond Fund	500	50,875
Total Exchange-Traded Funds (cost $802,418)		810,885
COMMON STOCK — 0.0%
Banks-Commercial — 0.0%
Lloyds Banking Group PLC†(7)	28,262	22,676
Home Furnishings — 0.0%
CB Simmons Co.†(7)(9)	4,000	0
Total Common Stock (cost $17,312)		22,676
PREFERRED STOCK — 0.1%
Banks-Super Regional — 0.0%
US Bancorp 7.19%(3)	234	171,551
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*(3)	225	174,888
Total Preferred Stock (cost $351,699)		346,439
WARRANTS — 0.0%
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Expires 02/19/14†(7)(9) (cost $181)	175	0
Total Long-Term Investment Securities (cost $332,983,336)		350,335,998

SHORT-TERM INVESTMENT SECURITIES — 4.8%
U.S. Government Agencies — 2.1%
Federal Home Loan Bank Disc. Notes 0.00% due 07/01/10	7,500,000	7,500,000
U.S. Government Treasuries — 2.7%
United States Treasury Bills 0.02% due 07/01/10	10,000,000	10,000,000
Total Short-Term Investment Securities (cost $17,500,000)		17,500,000
REPURCHASE AGREEMENTS — 5.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/10, to be repurchased 07/01/10 in the amount of $399,000 and collateralized by $399,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $408,520	399,000	399,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/10, to be repurchased 07/01/10 in the amount of $150,000 and collateralized by $150,000 of United States Treasury Notes, bearing interest at 1.00% due 04/30/12 and having an approximate value of $156,426	150,000	150,000
Bank of America Securities Joint Repurchase Agreement(12)	615,000	615,000
State Street Bank & Trust Co. Joint Repurchase Agreement(12)	18,478,000	18,478,000
UBS Securities LLC Joint Repurchase Agreement(12)	525,000	525,000
Total Repurchase Agreements (cost $20,167,000)		20,167,000
TOTAL INVESTMENTS (cost $370,650,336)(13)	107.1%	388,002,998
Liabilities in excess of other assets	(7.1)	(25,855,432)
NET ASSETS	100.0%	$362,147,566

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2010, the aggregate value of these securities was $20,074,632 representing 5.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security - the rate reflected is as of June 30, 2010, maturity date reflects the stated maturity date.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2010.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Bond in default
(6)	Company has filed for Chapter 11 bankruptcy protection.
(7)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 1.
(8)	Income may be received in cash or additional shares at the discretion of the issuer.
(9)	Illiquid security. At June 30, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.
(10)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(11)	Principal Only
(12)	See Note 2 for details of Joint Repurchase Agreements.
(13)	See Note 4 for cost of investments on a tax basis.
(14)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stock.
(15)	Denominated in United States dollars unless otherwise indicated.
FDIC	—	Federal Deposit Insurance Corporation
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities
TBA	—	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	June 30, 2010	(Depreciation)
5	Short	U.S. Treasury 10YR Notes	September 2010	601,863	612,734	$(10,871)

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$20,102,095	$—	$20,102,095
U.S. Corporate Bonds & Notes	—	91,516,423	429,810	91,946,233
Foreign Corporate Bonds & Notes	—	20,243,071	0	20,243,071
Foreign Government Agencies	—	5,639,081	—	5,639,081
Municipal Bonds & Notes	—	1,700,717	—	1,700,717
U.S. Government Agencies	—	128,165,156	—	128,165,156
U.S. Government Treasuries	—	81,359,645	—	81,359,645
Exchange Traded Funds	810,885	—	—	810,885
Common Stock	—	22,676	0	22,676
Preferred Stock	—	346,439	—	346,439
Warrants	—	—	0	0
Short-Term Investment Securities:
U.S. Government Agencies	—	7,500,000	—	7,500,000
U.S. Government Treasuries	—	10,000,000	—	10,000,000
Repurchase Agreements	—	20,167,000	—	20,167,000
Other Financial Instruments+
Open Futures Contracts - Depreciation	(10,871)	—	—	(10,871)
Total	$800,014	$386,762,303	$429,810	$387,992,127

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants

Balance as of 3/31/2010	$381,463	$0	$—	$—
Accrued discounts/premiums	26	—	—	—
Realized gain(loss)	(47,181)	—	—	—
Change in unrealized appreciation(depreciation)(1)	44,682	—	—	(181)
Net purchases(sales)	50,820	—	0	181
Transfers in and/or out of Level 3	—	—	—	—
Balance as of 6/30/2010	$429,810	$0	$0	$0

(1)  The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at June 30, 2010 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$(3,477)	$—	$—	$(181)

See Notes to Portfolio of Investments

26

SEASONS SERIES TRUST
REAL RETURN PORTFOLIO

Portfolio of Investments — June 30, 2010
(unaudited)

Security Description	Shares/ Principal Amount(10)		Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 0.1%
Electric-Integrated — 0.0%
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)	$175,000		$0
Gambling (Non-Hotel) — 0.1%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	283,000		127,350
Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.50% due 07/15/10†(1)(2)	75,000		0
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	794,000		0
			0
Paper & Related Products — 0.0%
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14	55,611		54,499
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(3)(4)	830,000		6,204
Television — 0.0%
Paxson Communications Corp. Senior Sec. Notes 8.38% due 01/15/13*†(1)(2)(3)(4)(5)(9)	660,543		0
Total U.S. CORPORATE BONDS & NOTES (cost $1,008,575)			188,053
FOREIGN CORPORATE BONDS & NOTES — 0.0%
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Bonds 6.50% due 08/01/27†(1)(2) (cost $0)	375,000		0
FOREIGN GOVERNMENT AGENCIES — 10.8%
Sovereign — 10.8%
Bundesrepublik Deutschland Bonds 1.75% due 04/15/20(6)	EUR	5,732,831	7,503,853
Mexican Udibonos Bonds 4.50% due 12/18/14	MXN	54,816,838	4,677,618
Swedish Government Bonds 3.50% due 12/01/15	SEK	35,050,000	6,062,654
Total Foreign Government Agencies (cost $19,050,691)			18,244,125
FOREIGN GOVERNMENT TREASURIES — 27.6%
Sovereign — 27.6%
Australian Government Bonds 4.00% due 08/20/15	AUD	5,250,000	7,448,542
French Government Bonds 1.00% due 07/25/17(6)	EUR	1,644,499	2,060,988
French Government Bonds 1.60% due 07/25/11(6)	EUR	3,353,700	4,196,667
French Government Bonds 1.60% due 07/25/15(6)	EUR	4,050,430	5,214,094
French Government Bonds 2.25% due 07/25/20(6)	EUR	4,447,053	5,931,855
Italy Buoni Poliennali del Tesoro Bonds 2.35% due 09/15/19(6)	EUR	3,025,708	3,633,016
United Kingdom Gilt Bonds
1.25% due 11/22/17(6)	GBP	8,479,185	13,672,500
United Kingdom Gilt Bonds 1.88% due 11/22/22(6)	GBP	2,734,600	4,622,025
Total Foreign Government Treasuries (cost $49,842,442)			46,779,687
U.S. GOVERNMENT TREASURIES — 50.4%
United States Treasury Notes(6) — 50.4%
1.25% due 04/15/14 TIPS	4,635,315		4,839,195
1.38% due 01/15/20 TIPS	4,838,832		4,954,887
1.63% due 01/15/15 TIPS	9,932,529		10,485,026
1.63% due 01/15/18 TIPS	6,841,748		7,211,626
1.88% due 07/15/13 TIPS	7,507,332		7,940,761
2.00% due 04/15/12 TIPS	7,197,743		7,456,415
2.00% due 01/15/14 TIPS	13,479,215		14,359,569
2.00% due 01/15/16 TIPS	10,516,606		11,345,608
2.13% due 01/15/19 TIPS	2,995,283		3,268,602
2.38% due 01/15/17 TIPS	12,323,286		13,604,711
Total U.S. Government Treasuries (cost $84,794,527)			85,466,400
COMMON STOCK — 0.1%
Energy-Alternate Sources — 0.0%
VeraSun Energy Corp.†(1)(2)	275,000		0
Food-Misc. — 0.0%
Wornick Co.†(1)(2)	765		46,757
Gas-Distribution — 0.0%
MXEnergy Holdings, Inc.†(1)(2)	21,375		19,990
Oil Companies-Integrated — 0.0%
CB Simmons Co.†(1)(2)	24,000		0

1

Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(1)	25	54,288
Printing-Commercial — 0.0%
World Color Press, Inc.†	217	2,419
Total Common Stock (cost $163,568)		123,454
WARRANTS — 0.0%
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Expires 02/19/14†(1)(2) (cost $1,765)	1,705	0
Total Long-Term Investment Securities (cost $154,861,568)		150,801,719
REPURCHASE AGREEMENTS — 12.4%
Bank of America Securities Joint Repurchase Agreement(7)	11,350,000	11,350,000
UBS Securities LLC Joint Repurchase Agreement(7)	9,670,000	9,670,000
Total Repurchase Agreements (cost $21,020,000)		21,020,000
TOTAL INVESTMENTS (cost $175,881,568)(8)	101.4%	171,821,719
Liabilities in excess of other assets	(1.4)	(2,329,408)
NET ASSETS	100.0%	$169,492,311

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2010, the aggregate value of these securities was $127,350 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 for disclosures based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2010, the aggregate value of these securities was $123,454 representing 0.1% of net assets.
(3)	Income may be received in cash or additional shares at the discretion of the issuer.
(4)	Bond in default
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2010.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 2 for details of Joint Repurchase Agreements.
(8)	See Note 4 for cost of investments on a tax basis.
(9)	Company has filed for Chapter 11 bankruptcy protection.
(10)	Denominated in United States dollars unless otherwise indicated.
TIPS — Treasury Inflation Protected Securities

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.
	AUD	3,369,000	USD	2,829,825	9/15/2010	$18,628	$—
	EUR	3,888,000	USD	4,646,743	9/20/2010	—	(109,607)
	SEK	48,115,000	USD	5,974,161	9/23/2010	—	(196,342)
						18,628	(305,949)

Barclays Bank PLC
	EUR	3,907,000	USD	4,673,065	9/15/2010	—	(106,529)
	GBP	184,000	USD	268,879	9/21/2010	—	(6,025)
						—	(112,554)

Citibank N.A.
	EUR	3,907,000	USD	4,669,607	9/19/2010	—	(109,987)

Credit Suisse AG
	AUD	3,369,000	USD	2,828,377	9/15/2010	17,179	—

Deutsche Bank AG
	EUR	3,903,000	USD	4,662,797	9/18/2010	—	(111,904)
	GBP	11,463,000	USD	16,782,061	9/22/2010	—	(344,147)
						—	(456,051)

Goldman Sachs International
	EUR	3,909,000	USD	4,669,633	9/17/2010	—	(112,408)

JPMorgan Chase Bank N.A
	EUR	3,910,000	USD	4,670,808	9/16/2010	—	(112,456)
Royal Bank of Canada

	MXN	60,210,000	USD	4,662,238	9/16/2010	42,826	—

UBS AG
	AUD	1,965,000	USD	1,638,319	9/15/2010	—	(1,338)

Net Unrealized Appreciation (Depreciation)						$78,633	$(1,210,743)

AUD — Australian Dollar
EUR — Euro Dollar
GBP — Pound Sterling
MXN — Mexican Peso
SEK — Swedish Krona
USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$133,554	$54,499	$188,053
Foreign Corporate Bonds & Notes	—	—	0	0
Foreign Government Agencies	—	18,244,125	—	18,244,125
Foreign Government Treasuries	—	46,779,687	—	46,779,687
U.S. Government Treasuries	—	85,466,400	—	85,466,400
Common Stock	2,419	—	121,035	123,454
Warrants	—	—	0	0
Repurchase Agreements	—	21,020,000	—	21,020,000
Other Financial Instruments+
Open Forward Foreign Currency Contracts - Appreciation	—	78,633	—	78,633
Open Forward Foreign Currency Contracts - Depreciation	—	(1,210,743)	—	(1,210,743)
Total	$2,419	$170,511,656	$175,534	$170,689,609

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants

Balance as of 3/31/2010	$55,709	$0	$103,143	$—
Accrued discounts/premiums	465	—	—	—
Realized gain(loss)	(428,743)	—	—	—
Change in unrealized appreciation(depreciation)(1)	428,833	—	17,892	(1,765)
Net purchases(sales)	(1,765)	—	0	1,765
Transfers in and/or out of Level 3	—	—	—	—
Balance as of 6/30/2010	$54,499	$0	$121,035	$0

(1)  The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at June 30, 2010 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$556	$—	$17,892	$(1,765)

See Notes to Portfolio of Investments

2

SEASONS SERIES TRUST

CASH MANAGEMENT PORTFOLIO

Portfolio of Investments — June 30, 2010

(unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 100.1%
Asset-Backed Commercial Paper — 38.1%
Argento Variable Funding Co. LLC 0.32% due 07/01/10*	$1,000,000	$1,000,000
Atlantis One Funding Corp. 0.05% due 07/01/10*	1,000,000	1,000,000
Atlantis One Funding Corp. 0.28% due 07/06/10*	500,000	499,981
Atlantis One Funding Corp. 0.30% due 07/01/10*	800,000	800,000
Atlantis One Funding Corp. 0.31% due 07/13/10*	500,000	499,949
Atlantis One Funding Corp. 0.31% due 07/07/10*	800,000	799,959
Atlantis One Funding Corp. 0.31% due 07/19/10*	500,000	499,922
Cancara Asset Securitisation LLC 0.31% due 07/19/10*	250,000	249,961
Cancara Asset Securitisation LLC 0.31% due 07/20/10*	250,000	249,959
Chariot Funding LLC 0.38% due 07/29/10*	700,000	699,793
Chariot Funding LLC 0.40% due 07/20/10*	2,800,000	2,799,409
Clipper Receivables Co. LLC 0.28% due 07/01/10*	600,000	600,000
Fairway Finance LLC 0.45% due 08/09/10*	250,000	249,878
Fairway Finance LLC 0.46% due 08/10/10*	500,000	499,744
Fairway Finance LLC 0.49% due 09/02/10*	250,000	249,795
Falcon Asset Securitization Co. LLC 0.21% due 07/01/10*	1,200,000	1,200,000
Falcon Asset Securitization Co. LLC 0.38% due 08/04/10*	3,000,000	2,998,923
Falcon Asset Securitization Co. LLC 0.46% due 08/24/10*	300,000	299,793
FCAR Owner Trust 0.31% due 07/01/10	2,600,000	2,600,000
FCAR Owner Trust 0.31% due 07/02/10	500,000	499,996
FCAR Owner Trust 0.31% due 07/12/10	250,000	249,976
FCAR Owner Trust 0.32% due 07/01/10	400,000	400,000
FCAR Owner Trust 0.32% due 07/26/10	1,000,000	999,778
FCAR Owner Trust 0.52% due 09/07/10	250,000	249,775
Gemini Securitization Corp. LLC 0.50% due 09/28/10*	1,500,000	1,497,900
Gemini Securitization Corp. LLC 0.55% due 08/26/10*	400,000	399,658
Gemini Securitization Corp. LLC 0.55% due 08/27/10*	250,000	249,782
Grampian Funding LLC 0.32% due 07/19/10*	250,000	249,960
Grampian Funding LLC 0.49% due 08/02/10*	1,000,000	999,564
Liberty Street Funding LLC 0.30% due 07/26/10*	2,000,000	1,999,583
Liberty Street Funding LLC 0.43% due 07/19/10*	250,000	249,946
Liberty Street Funding LLC 0.47% due 09/13/10*	1,000,000	998,930
Liberty Street Funding LLC 0.50% due 09/03/10*	250,000	249,780
Market Street Funding LLC 0.47% due 08/16/10*	250,000	249,850
Market Street Funding LLC 0.47% due 08/23/10*	1,500,000	1,498,962
Market Street Funding LLC
0.48% due 09/10/10*	250,000	249,840
Old Line Funding LLC 0.48% due 09/01/10*	250,000	249,888
Old Line Funding LLC 0.48% due 09/02/10*	250,000	249,885
Royal Park Investments Funding Corp. 0.30% due 07/09/10*	1,000,000	999,933
Royal Park Investments Funding Corp. 0.32% due 07/15/10*	1,000,000	999,876
Royal Park Investments Funding Corp. 0.32% due 07/20/10*	800,000	799,865
Royal Park Investments Funding Corp. 0.32% due 07/27/10*	2,000,000	1,999,538
Royal Park Investments Funding Corp. 0.33% due 07/26/10*	250,000	249,943
Straight A Funding LLC 0.41% due 08/24/10*	500,000	499,693
Thunder Bay Funding LLC 0.34% due 08/02/10*	1,300,000	1,299,607
Thunder Bay Funding LLC 0.47% due 08/20/10*	2,000,000	1,998,694
Thunder Bay Funding LLC 0.48% due 09/01/10*	250,000	249,790
Thunder Bay Funding LLC 0.48% due 09/02/10*	250,000	249,785
Variable Funding Capital Co. LLC 0.40% due 08/09/10*	250,000	249,892
Variable Funding Capital Co. LLC 0.48% due 09/01/10*	250,000	249,803
Total Asset-Backed Commercial Paper (cost $39,436,589)		39,436,538
Certificates of Deposit — 27.0%
Bank Of Nova Scotia 0.47% due 09/01/10	4,500,000	4,500,945
Bank of Tokyo - Mitsubishi UFJ, Ltd. 0.55% due 09/07/10	500,000	500,000
Bank of Tokyo - Mitsubishi UFJ, Ltd. 0.55% due 09/10/10	500,000	500,000
Bank of Tokyo - Mitsubishi UFJ, Ltd. 0.55% due 09/24/10	1,000,000	1,000,000
Barclays Bank PLC 0.30% due 07/09/10	3,000,000	3,000,000
BNP Paribas 0.57% due 09/02/10	1,200,000	1,199,892
BNP Paribas 0.63% due 09/13/10	3,000,000	3,000,060
BNP Paribas 0.63% due 09/14/10	600,000	600,012

1

Credit Suisse 0.42% due 07/27/10	1,000,000	1,000,000
Deutsche Bank AG 0.30% due 07/20/10	2,000,000	2,000,000
Deutsche Bank AG 0.52% due 09/15/10	600,000	600,066
Nordea Bank Finland PLC 0.51% due 09/03/10	400,000	399,972
Societe Generale 0.34% due 08/02/10	800,000	800,000
Societe Generale 0.34% due 08/04/10	1,000,000	1,000,005
Societe Generale 0.35% due 08/02/10	1,200,000	1,200,005
Sumitomo Mitsui Banking Corp. 0.42% due 07/01/10	400,000	400,000
Sumitomo Mitsui Banking Corp. 0.49% due 09/29/10	1,000,000	999,950
Svenska Handelsbanken AB 0.52% due 08/30/10	1,000,000	1,000,070
Toronto Dominion Bank 0.26% due 07/14/10	1,000,000	1,000,000
UBS AG 0.55% due 08/26/10	250,000	250,000
UBS AG 0.57% due 08/30/10	1,500,000	1,500,225
UBS AG 0.59% due 09/17/10	1,500,000	1,500,135
Total Certificates of Deposit (cost $27,950,043)		27,951,337
Commercial Paper — 7.2%
General Electric Capital Corp. 0.22% due 07/02/10	1,500,000	1,499,991
General Electric Capital Corp. 0.40% due 08/13/10	400,000	399,809
General Electric Capital Corp. 0.42% due 08/17/10	1,000,000	999,452
General Electric Capital Corp. 0.48% due 08/25/10	1,000,000	999,267
General Electric Capital Corp. 0.48% due 09/02/10	600,000	599,724
MetLife Short Term Funding LLC 0.27% due 07/09/10*	1,000,000	999,940
MetLife Short Term Funding LLC 0.47% due 08/30/10*	250,000	249,825
MetLife Short Term Funding LLC 0.52% due 08/23/10*	500,000	499,617
MetLife Short Term Funding LLC 0.52% due 09/13/10*	250,000	249,760
MetLife Short Term Funding LLC 0.53% due 09/07/10*	1,000,000	999,160
Total Commercial Paper (cost $7,496,107)		7,496,545
U.S. Corporate Notes — 0.5%
Cheyne Finance LLC 4.83% due 10/25/07*(1)(2)(3)(4)(5)(6)	394,530	6,194
Cheyne Finance LLC 4.83% due 01/25/08*(1)(2)(3)(4)(5)(6)	592,099	9,296
Issuer Entity LLC 0.38% due 10/28/10(1)(2)(3)(7)	1,878,869	458,444
Total U.S. Corporate Notes (cost $1,904,140)		473,934
Municipal Bonds & Notes — 1.1%
Iowa Finance Authority Single Family Mtg. Revenue Bonds 0.32% due 07/01/10(8)	890,000	890,000
State of Texas General Obligation Bonds 0.31% due 07/07/10(8)	250,000	250,000
Total Municipal Bonds & Notes (cost $1,140,000)		1,140,000
U.S. Government Agencies — 14.2%
Federal Home Loan Bank
Disc. Notes
0.00% due 07/01/10	8,747,000	8,747,000
0.20% due 07/14/10	800,000	799,942
Federal Home Loan Mtg. Corp.
Disc. Notes
0.18% due 07/07/10	1,000,000	999,970
0.20% due 07/02/10	250,000	249,999
0.20% due 07/06/10	400,000	399,989
0.20% due 07/19/10	250,000	249,976
0.20% due 07/21/10	250,000	249,972
0.21% due 07/23/10	1,000,000	999,872
0.22% due 07/23/10	1,000,000	999,865
0.30% due 11/23/10	1,000,000	999,190
Total U.S. Government Agencies (cost $14,695,377)		14,695,775
U.S. Government Treasuries — 12.0%
United States Treasury Bills
0.01% due 07/08/10	8,000,000	7,999,984
0.15% due 07/15/10	1,000,000	999,942
0.18% due 08/26/10	1,000,000	999,720
0.20% due 07/01/10	500,000	500,000
0.23% due 09/23/10	400,000	399,852
0.27% due 10/07/10	600,000	599,742
United States Treasury Notes
1.25% due 11/30/10	250,000	251,075
2.00% due 09/30/10	700,000	703,115
Total U.S. Government Treasuries (cost $12,452,825)		12,453,430
Total Short-Term Investment Securities — 100.1% (cost $105,075,081)		103,647,559

2

TOTAL INVESTMENTS (cost $105,075,081) (9)	100.1%	103,647,559
Liabilities in excess of other assets	(0.1)	(118,962)
NET ASSETS	100.0%	$103,528,597

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2010, the aggregate value of these securities was $37,450,784 representing 36.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At June 30, 2010, the aggregate value of these securities was $473,934 representing 0.5% of net assets.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2010.
(4)	Security in default
(5)

Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(6)

On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of June 30, 2010, represents the Notes’ residual value that may be distributed to the Portfolio.

(7)

The secured liquidity notes (“SLNs”) issued by the Ottimo Funding Ltd. (“Ottimo”) and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the “New Notes”) issued by a new entity, Issuer Entity, LLC (“Issuer Entity”), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issue of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs). Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes were scheduled to mature on October 30, 2008 but were extended to October 28, 2010 by a vote of holders of two-thirds of the outstanding principal balance of the New Notes. The New Notes pay interest at a rate based on the weighted average coupon rate of the underlying collateral.

(8)	Variable Rate Security - the rate reflected is as of June 30, 2010, maturity date reflects next reset date.
(9)	See Note 4 for cost of investments on a tax basis.

Industry Allocation*
Banks-Foreign-U.S. Branch	27.0%
U.S. Government Agencies	14.2
U.S. Government Treasuries	12.0
Asset Backed Commercial Paper/Fully Supported	11.0
Asset Backed Commercial Paper/Other	8.8
Asset Backed Commercial Paper/Credit Card	8.5
Asset Backed Commercial Paper/Diversified	5.4
Asset Backed Commercial Paper/Auto	4.9
Diversified	4.3
Asset Backed Commercial Paper/Trade Receivables	1.9
Municipal Bonds	1.1
Asset Backed Commercial Paper/Hybrid	0.5
Other	0.5
100.1%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Short-Term Investment Securities:
Asset Backed Commerical Paper	$—	$39,436,538	$—	$39,436,538
Certificates of Deposit	—	27,951,337	—	27,951,337
Commerical Paper	—	7,496,545	—	7,496,545
U.S. Corporate Notes	—	—	473,934	473,934
Municipal Bonds & Notes	—	1,140,000	—	1,140,000
U.S. Government Agencies	—	14,695,775	—	14,695,775
U.S. Government Treasuries	—	12,453,430	—	12,453,430
Total	$—	$103,173,625	$473,934	$103,647,559

U.S. Corporate Notes

Balance as of 3/31/2010	$510,767
Accrued discounts/premiums	—
Realized gain(loss)	—
Change in unrealized appreciation(depreciation) (1)	6,212
Net purchases(sales)	(43,045)
Transfers in and/or out of Level 3	—
Balance as of 6/30/2010	$473,934

(1)  The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at June 30, 2010 includes:

U.S. Corporate Notes
$6,212

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2010
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 90.0%
Auto/Truck Parts & Equipment-Original — 3.1%
Lear Corp.†	30,878	$2,044,124
Cable/Satellite TV — 2.8%
DIRECTV, Class A†	54,566	1,850,879
Casino Hotels — 3.3%
Wynn Resorts, Ltd.	29,014	2,212,898
Chemicals-Diversified — 3.1%
The Dow Chemical Co.	86,409	2,049,621
Commercial Services-Finance — 3.2%
Visa, Inc., Class A	29,700	2,101,275
Computers — 16.5%
Apple, Inc.†	35,476	8,923,278
Hewlett-Packard Co.	46,400	2,008,192
		10,931,470
Diversified Banking Institutions — 1.6%
Bank of America Corp.	73,746	1,059,730
Diversified Minerals — 3.4%
BHP Billiton PLC ADR	44,200	2,273,648
E-Commerce/Products — 3.1%
Amazon.com, Inc.†	18,565	2,028,412
E-Commerce/Services — 2.9%
priceline.com, Inc.†	10,941	1,931,524
Electric Products-Misc. — 3.2%
AMETEK, Inc.	53,000	2,127,950
Electronic Components-Semiconductors — 3.2%
Avago Technologies, Ltd.†	101,784	2,143,571
Finance-Other Services — 2.2%
CME Group, Inc.	5,215	1,468,283
Investment Management/Advisor Services — 1.5%
Invesco, Ltd.	59,600	1,003,068
Medical-Biomedical/Gene — 6.7%
Celgene Corp.†	63,303	3,217,059
Gilead Sciences, Inc.†	35,143	1,204,702
		4,421,761
Metal-Diversified — 1.7%
Ivanhoe Mines, Ltd.†	89,245	1,163,755
Multimedia — 7.0%
News Corp., Class A	106,515	1,273,919
The Walt Disney Co.	43,644	1,374,786
Viacom, Inc., Class B	64,500	2,023,365
		4,672,070
Oil Companies-Exploration & Production — 3.0%
EOG Resources, Inc.	20,179	1,985,008
Retail-Apparel/Shoe — 2.3%
Limited Brands, Inc.	70,425	1,554,280
Retail-Drug Store — 3.2%
CVS Caremark Corp.	71,600	2,099,312
Retail-Restaurants — 7.4%
Chipotle Mexican Grill, Inc.†	21,825	2,985,878
McDonald’s Corp.	29,094	1,916,422
		4,902,300
Transport-Rail — 3.1%
Union Pacific Corp.	30,000	2,085,300
Wireless Equipment — 2.5%
Crown Castle International Corp.†	44,040	1,640,930
Total Common Stock (cost $52,535,646)		59,751,169
EXCHANGE-TRADED FUNDS — 3.2%
iShares Russell 1000 Growth Index Fund	22,707	1,040,889
iShares Russell 2000 Growth Index Fund	16,300	1,085,254
Total EXCHANGE-TRADED FUNDS (cost $2,310,214)		2,126,143
Total Long-Term Investment Securities (cost $54,845,860)		61,877,312

SHORT-TERM INVESTMENT SECURITIES — 3.9%
U.S. Government Agencies — 3.9%
Federal Home Loan Bank Disc. Notes 0.00% due 07/01/10 (cost $2,600,000)	$2,600,000	2,600,000
REPURCHASE AGREEMENTS — 5.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/10, to be repurchased 07/01/10 in the amount of $745,000 and collateralized by $745,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $760,869	745,000	745,000
State Street Bank & Trust Co., Joint Repurchase Agreement(1)	3,136,000	3,136,000
Total Repurchase Agreements (cost $3,881,000)		3,881,000
TOTAL INVESTMENTS (cost $61,326,860)(2)	103.0%	68,358,312
Liabilities in excess of other assets	(3.0)	(1,988,709)
NET ASSETS	100.0%	$66,369,603

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Computers	$10,931,470	$—	$—	$10,931,470
Medical - Biomedical/Gene	4,421,761	—	—	4,421,761
Multimedia	4,672,070	—	—	4,672,070
Retail - Restaurants	4,902,300	—	—	4,902,300
Other Industries*	34,823,568	—	—	34,823,568
Exchange Traded Funds	2,126,143	—	—	2,126,143
Short-Term Investment Securities:
U.S. Government Agencies	—	2,600,000	—	2,600,000
Repurchase Agreements	—	3,881,000	—	3,881,000
Total	$61,877,312	$6,481,000	$—	$68,358,312

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

Seasons Series Trust
Focus TechNet Portfolio
Portfolio of Investments — June 30, 2010
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.8%
Applications Software — 9.2%
Microsoft Corp.	33,500	$770,835
Salesforce.com, Inc.†	20,205	1,733,993
		2,504,828
Auto-Cars/Light Trucks — 0.1%
Tesla Motors, Inc.†	1,334	31,789
Cellular Telecom — 3.2%
NII Holdings, Inc.†	26,650	866,658
Commercial Services-Finance — 2.9%
Visa, Inc., Class A	11,000	778,250
Computer Aided Design — 3.0%
ANSYS, Inc.†	20,100	815,457
Computer Services — 3.7%
Cognizant Technology Solutions Corp., Class A†	20,220	1,012,213
Computers — 9.5%
Apple, Inc.†	7,300	1,836,169
Hewlett-Packard Co.	17,400	753,072
		2,589,241
Computers-Integrated Systems — 4.8%
Riverbed Technology, Inc.†	46,920	1,295,931
Computers-Memory Devices — 3.4%
EMC Corp.†	50,000	915,000
Consulting Services — 3.3%
Gartner, Inc.†	38,500	895,125
E-Commerce/Products — 4.2%
Amazon.com, Inc.†	10,475	1,144,499
E-Commerce/Services — 1.7%
eBay, Inc.†	23,140	453,775
Electronic Components-Semiconductors — 6.8%
Avago Technologies, Ltd.†	41,800	880,308
Broadcom Corp., Class A	29,200	962,724
		1,843,032
Electronic Forms — 2.7%
Adobe Systems, Inc.†	27,700	732,111
Enterprise Software/Service — 3.0%
Oracle Corp.	38,100	817,626
Finance-Investment Banker/Broker — 1.7%
The Charles Schwab Corp.	32,400	459,432
Internet Content-Information/News — 6.9%
Baidu, Inc. ADR†	13,925	948,014
WebMD Health Corp.†	20,200	937,886
		1,885,900
Internet Infrastructure Software — 9.2%
Akamai Technologies, Inc.†	34,225	1,388,508
F5 Networks, Inc.†	16,145	1,107,063
		2,495,571
Networking Products — 2.7%
Cisco Systems, Inc.†	34,300	730,933
Software Tools — 3.7%
VMware, Inc., Class A†	15,960	998,936
Web Hosting/Design — 3.2%
Equinix, Inc.†	10,735	871,897
Web Portals/ISP — 2.7%
AOL, Inc.†	36,000	748,440
Wireless Equipment — 6.2%
QUALCOMM, Inc.	21,000	689,640
SBA Communications Corp., Class A†	29,500	1,003,295
		1,692,935
Total Long-Term Investment Securities (cost $21,028,508)		26,579,579

REPURCHASE AGREEMENTS — 3.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/10, to be repurchased 07/01/10 in the amount of $465,000 and collateralized by $470,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $480,011	$465,000	465,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	409,000	409,000
Total Repurchase Agreements (cost $874,000)		874,000
TOTAL INVESTMENTS
(cost $21,902,508)(2)	101.0%	27,453,579
Liabilities in excess of other assets	(1.0)	(272,910)
NET ASSETS	100.0%	$27,180,669

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Application Software	$2,504,828	$—	$—	$2,504,828
Computers	2,589,241	—	—	2,589,241
Electronic Components - Semiconductors	1,843,032	—	—	1,843,032
Internet Content-Information/News	1,885,900	—	—	1,885,900
Internet Infrastructure Software	2,495,571	—	—	2,495,571
Wireless Equipment	1,692,935	—	—	1,692,935
Other Industries*	13,568,072	—	—	13,568,072
Repurchase Agreements	—	874,000	—	874,000
Total	$26,579,579	$874,000	$—	$27,453,579

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST

FOCUS GROWTH AND INCOME PORTFOLIO

Portfolio of Investments — June 30, 2010

(Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.5%
Applications Software — 4.2%
Microsoft Corp.	60,000	$1,380,600
Banks-Super Regional — 5.4%
US Bancorp	57,800	1,291,830
Wells Fargo & Co.	20,000	512,000
		1,803,830
Cable/Satellite TV — 2.7%
DIRECTV, Class A†	26,502	898,948
Casino Hotels — 3.2%
Wynn Resorts, Ltd.	13,980	1,066,255
Chemicals-Diversified — 3.2%
The Dow Chemical Co.	45,121	1,070,270
Computers — 7.8%
Apple, Inc.†	5,756	1,447,807
Dell, Inc.†	93,700	1,130,022
		2,577,829
Diversified Banking Institutions — 1.4%
JPMorgan Chase & Co.	13,000	475,930
Diversified Manufacturing Operations — 5.9%
General Electric Co.	70,000	1,009,400
Trinity Industries, Inc.	54,200	960,424
		1,969,824
Diversified Minerals — 3.9%
BHP Billiton PLC ADR	24,900	1,280,856
E-Commerce/Products — 3.4%
Amazon.com, Inc.†	10,425	1,139,035
E-Commerce/Services — 3.1%
priceline.com, Inc.†	5,856	1,033,818
Electric-Integrated — 4.4%
NextEra Energy, Inc.	30,000	1,462,800
Food-Misc. — 3.4%
Kraft Foods, Inc., Class A	40,000	1,120,000
Insurance Brokers — 3.7%
Willis Group Holdings PLC	40,800	1,226,040
Insurance-Multi-line — 5.3%
Hartford Financial Services Group, Inc.	39,600	876,348
ING Groep NV ADR†	117,000	866,970
		1,743,318
Investment Companies — 3.8%
KKR Financial Holdings, LLC	169,300	1,262,978
Medical Products — 3.6%
Johnson & Johnson	20,000	1,181,200
Multimedia — 2.2%
The Walt Disney Co.	23,602	743,463
Oil & Gas Drilling — 7.1%
Helmerich & Payne, Inc.	29,300	1,070,036
Patterson-UTI Energy, Inc.	99,000	1,274,130
		2,344,166
Oil Companies-Exploration & Production — 2.9%
EOG Resources, Inc.	9,801	964,124
Oil Companies-Integrated — 4.1%
Chevron Corp.	20,000	1,357,200
Retail-Discount — 4.4%
Wal-Mart Stores, Inc.	30,000	1,442,100
Retail-Restaurants — 3.2%
McDonald’s Corp.	15,976	1,052,339
Telephone-Integrated — 2.2%
AT&T, Inc.	30,000	725,700
Web Portals/ISP — 3.0%
Google, Inc., Class A†	2,200	978,890
Total Long-Term Investment Securities (cost $31,722,910)		32,301,513

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 07/01/10
(cost $246,000)	$246,000	246,000

REPURCHASE AGREEMENTS — 1.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/10, to be repurchased 07/01/10 in the amount of $304,000 and collateralized by $305,000 of
Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having
approximate value of $311,497	304,000	304,000
State Street Bank & Trust Co., Joint Repurchase Agreement(1)	86,000	86,000
Total Repurchase Agreements
(cost $390,000)		390,000
TOTAL INVESTMENTS
(cost $32,358,910)(2)	99.4%	32,937,513
Other assets less liabilities	0.6	184,594
NET ASSETS	100.0%	$33,122,107

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Banks-Super Regional	$1,803,830	$—	$—	$1,803,830
Computers	2,577,829	—	—	2,577,829
Diversified Manufacturing Operations	1,969,824	—	—	1,969,824
Insurance Multi-line	1,743,318	—	—	1,743,318
Oil & Gas Drilling	2,344,166	—	—	2,344,166
Other Industries*	21,862,546	—	—	21,862,546
Short-Term Investment Securities:
Time Deposits	—	246,000	—	246,000
Repurchase Agreements	—	390,000	—	390,000
Total	$32,301,513	$636,000	$—	$32,937,513

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO

Portfolio of Investments — June 30, 2010
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 96.0%
Advertising Agencies — 2.9%
Omnicom Group, Inc.	64,210	$2,202,403
Banks-Fiduciary — 3.9%
The Bank of New York Mellon Corp.	119,213	2,943,369
Banks-Super Regional — 5.0%
Wells Fargo & Co.	150,000	3,840,000
Computers — 3.5%
International Business Machines Corp.	21,375	2,639,385
Diversified Banking Institutions — 2.3%
The Goldman Sachs Group, Inc.	13,330	1,749,829
Electronic Components-Misc. — 2.6%
AVX Corp.	155,931	1,999,035
Insurance-Multi-line — 10.4%
Loews Corp.	180,000	5,995,800
Old Republic International Corp.	160,000	1,940,800
		7,936,600
Insurance-Reinsurance — 1.8%
Berkshire Hathaway, Inc., Class B†	17,000	1,354,730
Medical-Drugs — 2.7%
Pfizer, Inc.	146,765	2,092,869
Multimedia — 3.2%
The McGraw-Hill Cos., Inc.	86,720	2,440,301
Oil Companies-Exploration & Production — 7.2%
Devon Energy Corp.	65,000	3,959,800
EnCana Corp.	51,000	1,547,340
		5,507,140
Oil Companies-Integrated — 1.8%
Cenovus Energy, Inc.	53,500	1,379,765
Oil-Field Services — 3.1%
Baker Hughes, Inc.	56,465	2,347,250
Publishing-Newspapers — 2.7%
The Washington Post Co., Class B	5,000	2,052,400
Real Estate Operations & Development — 12.5%
Cheung Kong Holdings, Ltd.(1)	197,000	2,273,789
Hang Lung Group, Ltd.(1)	628,000	3,343,384
Henderson Land Development Co., Ltd.(1)	501,000	2,918,782
Wheelock & Co., Ltd.(1)	352,000	991,359
		9,527,314
Retail-Apparel/Shoe — 3.8%
The Gap, Inc.	150,000	2,919,000
Retail-Building Products — 2.7%
Home Depot, Inc.	72,350	2,030,865
Retail-Major Department Stores — 2.3%
Sears Holdings Corp.†	26,800	1,732,620
Steel-Producers — 3.4%
POSCO ADR	27,170	2,562,674
Telecom Equipment-Fiber Optics — 3.9%
Sycamore Networks, Inc.	178,410	2,965,174
Telephone-Integrated — 1.7%
Telephone & Data Systems, Inc.	50,000	1,327,000
Tobacco — 3.4%
Philip Morris International, Inc.	56,415	2,586,064
Transport-Marine — 3.5%
Teekay Corp.	103,000	2,695,510
Wireless Equipment — 5.7%
QUALCOMM, Inc.	75,550	2,481,062
Telefonaktiebolaget LM Ericsson ADR	169,855	1,871,802
		4,352,864
Total Common Stock (cost $70,815,089)		73,184,161
WARRANTS† — 0.0%
Real Estate Operations & Development — 0.0%
Henderson Land Development Co., Ltd. Expires 06/01/11 (Strike Price: HKD 58) (cost $0)	98,200	16,647
Total Long-Term Investment Securities (cost $70,815,089)		73,200,808
REPURCHASE AGREEMENTS — 3.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 06/30/10, to be repurchased 07/01/10 in the amount of $2,814,000 and collateralized by $2,815,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%. due 09/17/10 and having an approximate value of $2,874,960 (cost $2,814,000)	$2,814,000	$2,814,000
TOTAL INVESTMENTS (cost $73,629,089) (2)	99.7%	76,014,808
Other assets less liabilities	0.3	198,434
NET ASSETS	100.0%	$76,213,242

†	Non-income producing security
(1)

Security was valued using fair value procedures at June 30, 2010. The aggregate value of these securities was $9,527,314 representing 12.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt
HKD	— Hong Kong Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock
Insurance-Multi-line	$7,936,600	$—		$—	$7,936,600
Oil Companies-Exploration & Production	5,507,140	—		—	5,507,140
Real Estate Operations & Development	—	9,527,314	#	—	9,527,314
Wireless Equipment	4,352,864	—		—	4,352,864
Other Industries*	45,860,243	—		—	45,860,243
Warrants	16,647	—		—	16,647
Repurchase Agreements	—	2,814,000		—	2,814,000
Total	$63,673,494	$12,341,314		$—	$76,014,808

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $9,527,314 representing 12.5% of net ssets. See Note 1.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST

ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2010

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.8%
Domestic Equity Investment Companies — 72.1%
Seasons Series Trust Focus Growth Portfolio, Class 3†	393,905	$2,808,208
Seasons Series Trust Focus Value Portfolio, Class 3	387,503	4,019,927
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	2,903,753	22,666,074
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,667,712	24,434,928
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	317,403	2,832,847
Seasons Series Trust Mid Cap Value Portfolio, Class 3	639,927	6,802,098
Seasons Series Trust Small Cap Portfolio, Class 3†	2,631,373	18,809,582
Total Domestic Equity Investment Companies (cost $97,043,407)		82,373,664
Fixed Income Investment Companies — 3.1%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	156,461	1,794,546
Seasons Series Trust Real Return Portfolio, Class 3	187,277	1,791,710
Total Fixed Income Investment Companies (cost $3,468,857)		3,586,256
International Equity Investment Companies — 24.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $44,129,167)	4,390,812	28,061,302
TOTAL INVESTMENTS (cost $144,641,431)(1)	99.8%	114,021,222
Other assets less liabilities	0.2	194,023
NET ASSETS	100.0%	$114,215,245

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$82,373,664	$—	$—	$82,373,664
Fixed Income Investment Companies	3,586,256	—	—	3,586,256
International Equity Investment Companies	28,061,302	—	—	28,061,302
Total	$114,021,222	$—	$—	$114,021,222

See Notes to Portfolio of Investments

1

Seasons Series Trust

Allocation Moderate Growth Portfolio

Portfolio of Investments — June 30, 2010

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 57.6%
Seasons Series Trust Focus Growth Portfolio, Class 3†	1,359,968	$9,695,422
Seasons Series Trust Focus Value Portfolio, Class 3	1,243,525	12,900,234
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	11,023,202	86,044,748
Seasons Series Trust Large Cap Value Portfolio, Class 3	10,808,555	99,001,042
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	1,166,580	10,411,828
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,598,624	27,622,044
Seasons Series Trust Small Cap Portfolio, Class 3†	7,911,156	56,550,544
Total Domestic Equity Investment Companies (cost $347,962,190)		302,225,862
Fixed Income Investment Companies — 24.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	8,975,814	102,949,225
Seasons Series Trust Real Return Portfolio, Class 3	2,921,369	27,949,292
Total Fixed Income Investment Companies (cost $125,189,989)		130,898,517
International Equity Investment Companies — 17.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $134,804,964)	14,497,137	92,649,955
TOTAL INVESTMENTS (cost $607,957,143) (1)	100.1%	525,774,334
Liabilities in excess of other assets	(0.1)	(687,052)
NET ASSETS	100.0%	$525,087,282

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$302,225,862	$—	$—	$302,225,862
Fixed Income Investment Companies	130,898,517	—	—	130,898,517
International Equity Investment Companies	92,649,955	—	—	92,649,955
Total	$525,774,334	$—	$—	$525,774,334

See Notes to Portfolio of Investments

1

Seasons Series Trust

Allocation Moderate Portfolio

Portfolio of Investments — June 30, 2010

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 50.0%
Seasons Series Trust Focus Growth Portfolio, Class 3†	660,814	$4,711,042
Seasons Series Trust Focus Value Portfolio, Class 3	463,888	4,812,342
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	4,577,246	35,729,000
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,700,576	43,054,961
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	400,242	3,572,200
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,009,850	10,734,184
Seasons Series Trust Small Cap Portfolio, Class 3†	2,826,529	20,204,601
Total Domesstic Equity Investment Companies (cost $133,978,668)		122,818,330
Fixed Income Investment Companies — 35.2%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	5,303,565	60,829,899
Seasons Series Trust Real Return Portfolio, Class 3	2,692,773	25,762,267
Total Fixed Income Investment Companies (cost $83,176,356)		86,592,166
International Equity Investment Companies — 14.8%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $51,129,439)	5,707,479	36,476,008
TOTAL INVESTMENTS (cost $268,284,463) (1)	100.0%	245,886,504
Liabilities in excess of other assets	(0.0)	(31,965)
NET ASSETS	100.0%	$245,854,539

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$122,818,330	$—	$—	$122,818,330
Fixed Income Investment Companies	86,592,166	—	—	86,592,166
International Equity Investment Companies	36,476,008	—	—	36,476,008
Total	$245,886,504	$—	$—	$245,886,504

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST

ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — June 30, 2010

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.8%
Domestic Equity Investment Companies — 38.8%
Seasons Series Trust Focus Growth Portfolio, Class 3†	356,523	$2,541,707
Seasons Series Trust Focus Value Portfolio, Class 3	331,301	3,436,891
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	2,731,121	21,318,540
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,881,214	26,390,506
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	190,562	1,700,786
Seasons Series Trust Mid Cap Value Portfolio, Class 3	567,899	6,036,471
Seasons Series Trust Small Cap Portfolio, Class 3†	1,067,587	7,631,330
Total Domestic Equity Investment Companies (cost $71,222,850)		69,056,231
Fixed Income Investment Companies — 50.8%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	5,471,617	62,757,396
Seasons Series Trust Real Return Portfolio, Class 3	2,876,291	27,518,024
Total Fixed Income Investment Companies (cost $87,177,994)		90,275,420
International Equity Investment Companies — 10.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $22,003,737)	2,843,851	18,174,809
TOTAL INVESTMENTS (cost $180,404,581)(1)	99.8%	177,506,460
Other assets less liabilities	0.2	312,787
NET ASSETS	100.0%	$177,819,247

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2010 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$69,056,231	$—	$—	$69,056,231
Fixed Income Investment Companies	90,275,420	—	—	90,275,420
International Equity Investment Companies	18,174,809	—	—	18,174,809
Total	$177,506,460	$—	$—	$177,506,460

See Notes to Portfolio of Investments

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NOTES TO PORTFOLIO OF INVESTMENTS - June 30, 2010 - (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from an approved outside pricing service or market makers. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

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The various inputs that may be used to determine value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of June 30, 2010 are reported on a schedule following the Portfolio of Investments.

Derivative Instruments

The following tables present the value of derivatives held as of June 30, 2010, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of June 30, 2010, please refer to the Portfolio of Investments.

	Multi-Managed Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$—	$1,127

Foreign exchange contracts(3)	16,386	20,657

	$16,386	$21,784

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for interest rate futures contracts was $69,900.
(3)	The average notional amount outstanding for forward foreign currency contracts was $3,343,662.
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(39,035) as reported in the Portfolio of Investments.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$—	$21,286

Foreign exchange contracts(3)	56,434	70,753

	$56,434	$92,039

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for interest rate futures contracts was $275,067.
(3)	The average notional amount outstanding for forward foreign currency contracts was $11,584,440.
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(177,613) as reported in the Portfolio of Investments.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$—	$29,754

Foreign exchange contracts(3)	63,280	79,515

	$63,280	$109,269

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for interest rate futures contracts was $337,233.
(3)	The average notional amount outstanding for forward foreign currency contracts was $12,943,908.
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(214,774) as reported in the Portfolio of Investments.

	Multi-Managed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$—	$32,743

Foreign exchange contracts(3)	71,580	89,769

	$71,580	$122,512

2

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for interest rate futures contracts was $373,400.
(3)	The average notional amount outstanding for forward foreign currency contracts was $14,485,013.
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(235,141) as reported in the Portfolio of Investments.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Swap contracts(2)	$53,059	$1,116,139
Futures contracts (variation margin)(3)(6)	—	147,983
Interest rate contracts
Futures contracts (variation margin)(4)(6)		(16,856)

Foreign exchange contracts(5)	306,762	387,712

	$359,821	$1,634,978

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for swap contracts was $9,964,054.
(3)	The average notional amount outstanding for equity futures contracts was $614,612.
(4)	The average notional amount outstanding for interest rate futures contracts was $497,667.
(5)	The average notional amount outstanding for forward foreign currency contracts was $47,385,314.
(6)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(4,424) as reported in the Portfolio of Investments.

	Large Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$6,500

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity futures contracts was $1,000.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(25,620) as reported in the Portfolio of Investments.

	Large Cap Composite Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$2,175

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity futures contracts was $250.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(13,246) as reported in the Portfolio of Investments.

	Large Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$6,000

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity futures contracts was $1,000.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(26,820) as reported in the Portfolio of Investments.

3

	Mid Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$3,600

Foreign exchange contracts(4)	6,116	19,961

	$6,116	$23,561

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity futures contracts was $5,000.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(34,965) as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for forward foreign currency contracts was $464,713.

	Mid Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$3,600

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity futures contracts was $5,000.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(36,165) as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$6,720

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity futures contracts was $2,800.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(31,409) as reported in the Portfolio of Investments.

	International Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$12,151

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for equity futures contracts was $1,000.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(117,225) as reported in the Portfolio of Investments.

	Diversified Fixed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(3)	$—	$78

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for interest rate futures contracts was $9,333.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(10,871) as reported in the Portfolio of Investments.

	Real Return Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Foreign exchange contracts(2)	$78,633	$1,210,743

(1)

The Portfolio’s derivative contracts held during the period ended June 30, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for forward foreign currency contracts was $65,012,841.

4

Forward Foreign Currency Contracts.  Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward contracts are reported on a schedule following the Portfolio of Investments.  As of June 30, 2010, the following Portfolios had open forward contracts: Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, Mid Cap Growth, and Real Return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk and market risk.  Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.  Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss.  Currency transactions are also subject to risks different from those of other Portfolio transactions.  Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be

5

adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts.  Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return.  Futures contracts are reported on a schedule following the Portfolio of Investments.  As of June 30, 2010, the following Portfolios had open futures contracts: Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, International Equity, and Diversified Fixed Income.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures.  An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves.  A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Futures contracts are generally conducted through regulated exchanges, which minimize counter-party credit risks.

The primary risk to the Portfolios of entering into futures contracts is market risk.  Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies).  Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

Options.  Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income.  Option contracts are reported on a schedule following the Portfolio of Investments.  As of June 30, 2010, no portfolios had open options contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written.  If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option.  The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.  Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk.  Counterparty risk arises from the potential inability of counterparties to meet the terms of their

6

contracts.  If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received.  Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.  In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

	Written Options
	Asset Allocation: Diversified Growth Portfolio
	Number of	Premiums
	Contracts	Received
Options outstanding as of March 31, 2010	800	$1,624
Options Written	—	—
Options terminated in closing purchase transactions	(800)	(1,624)
Options exercised	—	—
Options expired (written)	—	—
Options outstanding as of June 30, 2010	0	$0

Swap Contracts:  Certain Portfolios may enter into credit default, equity and/or total return and interest rate contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data.  Any change, in market value is recorded as an unrealized gain or loss.  In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency.  The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

7

Total Return Swap Agreements: Certain Portfolios may enter into total return swap agreements, which includes equity swaps (“total return swaps”) for various purposes, including to hedge exposure to market risk or to gain exposure to a security or market index.  As of June 30, 2010, the Asset Allocation, Diversified Growth Portfolio had open total return swaps, which are on a schedule following the Portfolio of Investments.

Total return swaps are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component.  To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to a total return swap will typically be a bank, investment banking firm or broker/dealer.  Total return swaps may be structured in different ways.  The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the total return swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks.  In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any total return swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount.  In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the total return swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make.  If the counterparty to a total return swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any.  In addition, the value of some components of a total return swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements. Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative instruments entered into from time to time.The Master Agreement may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty.  Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default.  Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral.  As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

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Note 2. Repurchase Agreements:

As of June 30, 2010, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America:

	Percentage	Principal
Portfolio	Ownership	Amount

Multi-Managed Growth	0.47%	$730,000
Multi-Managed Moderate Growth	2.28	3,535,000
Multi-Managed Income/Equity	1.56	2,415,000
Multi-Managed Income	3.79	5,880,000
Large Cap Value	1.25	1,945,000
Mid Cap Growth	0.05	80,000
Diversified Fixed Income	0.40	615,000
Real Return	7.32	11,350,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America, dated June 30, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $155,000,000, a repurchase price of $155,000,043, and a maturity date of July 1, 2010.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	1.00%	12/31/2011	$156,924,000	$158,119,804

As of June 30, 2010, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Ownership	Amount

Multi-Managed Growth	0.45%	$1,501,000
Multi-Managed Moderate Growth	0.82	2,741,000
Large Cap Growth	0.19	623,000
Large Cap Composite	0.11	377,000
Large Cap Value	0.15	509,000
Mid Cap Growth	0.17	554,000
Mid Cap Value	0.21	688,000
Small Cap	1.82	6,094,000
Diversified Fixed Income	5.53	18,478,000
Focused Growth	0.94	3,136,000
Focus Technet	0.12	409,000
Focused Growth and Income	0.03	86,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2010, bearing interest at a rate of 0.00% per annum, with a principal amount of $334,045,000, a repurchase price of $334,045,000, and a maturity date of July 1, 2010.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	1.38%	5/15/2013	$39,975,000	$40,538,648
U.S. Treasury Notes	2.50	4/30/2015	288,535,000	300,191,814

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As of June 30, 2010, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount

Multi-Managed Growth	0.47%	$625,000
Multi-Managed Moderate Growth	2.27	3,020,000
Multi-Managed Income/Equity	1.55	2,060,000
Multi-Managed Income	3.78	5,015,000
Large Cap Value	1.25	1,665,000
Mid Cap Growth	0.05	70,000
Diversified Fixed Income	0.40	525,000
Real Return	7.28	9,670,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated June 30, 2010, bearing interest at a rate of 0.02% per annum, with a principal amount of $132,785,000, a repurchase price of $132,785,074, and a maturity date of July 1, 2010.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	0.88%	2/28/2011	$134,929,400	$135,462,445

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Note 3. Transactions with Affiliates:  As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  During the period ended June 30, 2010 the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

			Market				Change	Market
			Value at	Cost	Proceeds		in	Value at
			March 31,	of	of	Realized	Unrealized	June 30,
Portfolio	Security	Income	2010	Purchases	Sales	Gain/Loss	Gain (Loss)	2010

Large Cap Composite	AIG	$—	$3,619	$—	$732	$(50,185)	$50,535	$3,237
Large Cap Value	AIG	—	86,135	—	2,527	(72,462)	73,473	84,619
Mid Cap Growth	AIG	—	30,214	—	32,874	7,019	(4,359)	—
Mid Cap Value	AIG	—	67,939	33,661	—	—	(1,690)	99,910
Allocation Growth	Various Seasons Series
	Trust Portfolios*	—	135,941,109	2,622,054	9,562,084	(3,520,664)	(11,459,193)	114,021,222
Allocation Moderate Growth	Various Seasons Series Trust Portfolios*	—	571,693,857	8,651,981	5,760,066	(830,426)	(47,981,012)	525,774,334
Allocation Moderate	Various Seasons Series
	Trust Portfolios*	—	263,642,068	6,698,199	5,931,917	(740,768)	(17,781,078)	245,886,504
Allocation Balanced	Various Seasons Series
	Trust Portfolios*	—	180,258,826	9,031,834	3,219,564	(291,425)	(8,273,211)	177,506,460

* See Portfolio of Investments for details

Note 4. Federal Income Taxes:  As of June 30, 2010, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

Multi-Managed Growth	$7,454,347	$(4,195,535)	$3,258,812	$78,814,278
Multi-Managed Moderate Growth	11,793,777	(6,802,139)	4,991,638	157,321,910
Multi-Managed Income/Equity	8,869,527	(3,564,253)	5,305,274	120,558,919
Multi-Managed Income	6,210,188	(1,958,376)	4,251,812	106,598,947
Asset Allocation: Diversified Growth	10,582,953	(23,458,676)	(12,875,723)	223,715,724
Stock	18,929,672	(8,435,438)	10,494,234	150,513,276
Large Cap Growth	22,415,649	(15,497,989)	6,917,660	233,368,852
Large Cap Composite	1,632,162	(2,931,916)	(1,299,754)	21,968,743
Large Cap Value	10,949,605	(56,262,839)	(45,313,234)	318,234,812
Mid Cap Growth	8,609,773	(10,034,902)	(1,425,129)	88,056,589
Mid Cap Value	5,619,459	(11,384,604)	(5,765,145)	133,247,688
Small Cap	13,753,630	(18,178,644)	(4,425,014)	167,809,650
International Equity	5,332,056	(40,944,536)	(35,612,480)	297,986,591
Diversified Fixed Income	18,307,781	(1,473,597)	16,834,184	371,168,814
Real Return	277,617	(4,996,185)	(4,718,568)	176,540,287
Cash Management	3,132	(1,215,613)	(1,212,481)	104,859,757
Focus Growth	11,873,634	(4,880,858)	6,992,776	61,365,536
Focus TechNet	6,774,706	(1,284,411)	5,490,295	21,963,284
Focus Growth and Income	1,960,262	(2,142,842)	(182,580)	33,120,093
Focus Value	6,699,098	(5,113,555)	1,585,543	74,429,265
Allocation Growth	757,690	(39,635,666)	(38,877,976)	152,899,198
Allocation Moderate Growth	8,563,604	(106,141,719)	(97,578,115)	623,352,449
Allocation Moderate	5,081,581	(43,310,241)	(38,228,660)	284,115,164
Allocation Balanced	4,042,198	(15,480,403)	(11,438,205)	188,944,665

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ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

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Item 2.   Controls and Procedures.

(a)     An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)     There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: August 27, 2010

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 27, 2010

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